As filed with the SEC on March 29, 2007.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04556

TRANSAMERICA IDEX MUTUAL FUNDS
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis P. Gallagher, Secretary P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2006 - January 31, 2007

Item 1. Schedule of Investments.

TA IDEX AllianceBernstein International Value

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.1%)
Australia (3.3%)
Macquarie Airports	830,300	$2,283
National Australia Bank, Ltd.	148,200	4,640
QBE Insurance Group, Ltd.	173,000	4,127
Zinifex, Ltd.	200,700	2,550
Austria (1.6%)
OMV AG	51,100	2,727
Voestalpine AG	66,400	3,831
Belgium (1.9%)
Fortis	123,500	5,171
KBC Groupe (a)	20,000	2,514
Bermuda (0.2%)
Kerry Properties, Ltd.	97	—	☐
Orient Overseas International, Ltd.	126,000	841
Canada (5.4%)
Celestica, Inc. ‡	59,100	349
EnCana Corp.	70,000	3,348
Gerdau AmeriSteel Corp.	226,700	2,285
Husky Energy, Inc.	32,300	2,065
ING Canada, Inc.	37,566	1,685
IPSCO, Inc.	36,078	3,637
Methanex Corp.	76,500	2,032
Nexen, Inc.	52,778	3,177
Royal Bank of Canada	25,500	1,179
Teck CominCo, Ltd.-Class B	36,500	2,683
Denmark (0.6%)
Carlsberg AS-Class B	24,900	2,517
Finland (0.5%)
Nokia Oyj	87,300	1,905
France (12.8%)
Air France-KLM	77,800	3,490
BNP Paribas	67,820	7,539
Cap Gemini SA	26,200	1,658
Credit Agricole SA	125,785	5,371
France Telecom SA	37,500	1,033
Michelin (C.G.D.E.)-Class B	39,000	3,558
Renault SA †	70,800	8,735
Sanofi-Aventis	78,600	6,889
Societe Generale-Class A	35,020	6,166
Total SA	127,700	8,596
Germany (10.6%)
Allianz AG	18,200	3,618
BASF AG	66,200	6,360
Continental AG	25,700	3,101
DaimlerChrysler AG	21,500	1,332
Deutsche Lufthansa AG	160,600	4,479
Deutsche Telekom AG	77,500	1,360
E.ON AG	46,400	6,285
Epcos AG ‡	30,200	553
Fresenius Medical Care AG	6,500	866
Man AG	10,200	1,070
Muenchener Rueckversicherungs AG	52,600	8,270
RWE AG	43,540	4,526
TUI AG †	101,400	2,117
Greece (0.4%)
Public Power Corp.	57,000	1,637
Hong Kong (0.5%)
Sino Land Co.	845,615	1,899
Italy (3.8%)
Banco Popolare di Verona e Novara SCRL †	47,900	1,498
Buzzi Unicem SpA	80,900	2,275
ENI-Ente Nazionale Idrocarburi SpA	239,500	7,675

1

Fondiaria-Sai SpA	49,600	2,178
Italcementi SpA	72,400	2,129
Japan (22.7%)
Alps Electric Co., Ltd.	163,800	1,720
Canon, Inc.	65,550	3,441
Cosmo Oil Co., Ltd.	84,000	338
Dainippon Ink & Chemical, Inc.	190,000	754
East Japan Railway Co.	336	2,325
EDION Corp.	134,400	1,887
Honda Motor Co., Ltd.	98,200	3,856
Isuzu Motors, Ltd.	659,000	3,291
Itochu Corp.	250,000	2,178
Japan Tobacco, Inc.	1,245	5,970
JFE Holdings, Inc.	164,500	9,098
Leopalace21 Corp.	52,400	1,663
Mitsubishi Corp.	134,200	2,707
Mitsubishi Tokyo Financial Group, Inc.	113	1,364
Mitsui Chemicals, Inc.	333,000	2,684
Mitsui O.S.K. Lines, Ltd.	447,000	4,641
Nippon Mining Holdings, Inc.	259,000	1,856
Nippon Telegraph & Telephone Corp.	989	4,922
Nissan Motor Co., Ltd.	236,100	2,943
Oki Electric Industry Co., Ltd.	309,000	659
ORIX Corp. (a)	21,240	6,076
Rengo Co., Ltd.	69,000	442
Seiko Epson Corp.	55,900	1,507
Sharp Corp.	229,000	3,890
Sony Corp.	22,600	1,037
Sumitomo Heavy Industries, Ltd.	207,000	2,146
Sumitomo Mitsui Financial Group, Inc.	645	6,559
Tokyo Electric Power Co. (The), Inc.	112,800	3,833
Tokyo Gas Co., Ltd.	273,000	1,406
Toyota Motor Corp.	132,900	8,735
Luxembourg (0.3%)
SES Global FDR	74,000	1,284
Netherlands (9.3%)
ABN AMRO Holding NV	135,760	4,322
Buhrmann NV	114,000	1,702
European Aeronautic Defense and Space Co.	113,190	3,745
ING Groep NV	237,200	10,341
Koninklijke BAM Groep NV †	93,900	1,939
Mittal Steel Co. NV	114,647	5,311
Royal Dutch Shell PLC -Class A	220,530	7,442
Royal KPN NV	107,100	1,538
Wolters Kluwer NV	73,200	2,189
Singapore (0.6%)
Flextronics International, Ltd. ‡†	143,500	1,669
Neptune Orient Lines, Ltd.	637,000	1,016
Spain (1.5%)
Banco Santander Central Hispano SA	67,300	1,276
Repsol YPF SA	151,600	4,952
Sweden (2.0%)
Electrolux AB-Class B	116,000	2,189
Nordea Bank AB	184,500	2,876
Svenska Cellulosa AB-Class B	60,800	3,242
Switzerland (3.3%)
Credit Suisse Group	100,000	7,040
Novartis AG	26,240	1,505
Xstrata PLC	106,370	4,939
United Kingdom (16.8%)
AstraZeneca PLC	88,600	4,925
Aviva PLC	368,500	5,922
BAE Systems PLC	471,700	3,857
Barclays PLC	472,000	6,837
BHP Billiton PLC	72,000	1,336

2

BP PLC	365,700	3,826
British American Tobacco PLC	102,400	3,095
Centrica PLC	381,500	2,770
GlaxoSmithKline PLC	100,000	2,672
Greene King PLC	93,900	1,970
HBOS PLC	296,580	6,450
J Sainsbury PLC	512,100	4,348
Marstons PLC	231,200	1,934
Royal & Sun Alliance Insurance Group PLC	659,161	2,077
Royal Bank of Scotland Group PLC	210,600	8,430
Vodafone Group PLC	3,086,312	8,941
Total Common Stocks (cost: $346,445)		405,644

	Principal	Value
SECURITY LENDING COLLATERAL (1.4%)
Debt (1.3%)
Bank Notes (0.0%)
Bank of America
5.32%, due 02/16/2007	188	188
Commercial Paper (0.4%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	37	37
5.28%, due 02/13/2007	75	75
Bear Stearns & Co.
5.37%, due 07/10/2007	75	75
Charta LLC-144A
5.30%, due 02/26/2007	72	72
Clipper Receivables Corp.
5.28%, due 02/23/2007	36	36
Compass Securitization LLC-144A
5.28%, due 02/12/2007	75	75
CRC Funding LLC-144A
5.29%, due 03/07/2007	72	72
Den Danske Bank
5.29%, due 02/12/2007	147	147
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	75	75
5.29%, due 02/16/2007	75	75
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	75	75
General Electric Capital Corp.
5.29%, due 03/23/2007	37	37
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	73	73
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	113	113
Morgan Stanley
5.38%, due 08/01/2007	75	75
Old Line Funding LLC-144A
5.29%, due 02/12/2007	36	36
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	36	36
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	36	36
5.33%, due 02/08/2007	37	37
5.29%, due 02/20/2007	36	36
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	75	75
5.28%, due 02/06/2007	74	74
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	37	37
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	75	75
Yorktown Capital LLC
5.29%, due 02/06/2007	36	36

3

5.29%, due 02/15/2007	73	73
Euro Dollar Overnight (0.1%)
Bank of Nova Scotia
5.29%, due 02/06/2007	75	75
BNP Paribas
5.28%, due 02/01/2007	10	10
Societe Generale
5.28%, due 02/05/2007	263	263
Euro Dollar Terms (0.5%)
Bank of Nova Scotia
5.30%, due 02/27/2007	150	150
Barclays
5.31%, due 04/09/2007	113	113
Calyon
5.31%, due 02/22/2007	188	188
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	113	113
Citigroup
5.31%, due 03/16/2007	75	75
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	150	150
5.28%, due 02/16/2007	375	375
Fortis Bank
5.29%, due 03/26/2007	75	75
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	113	113
Marshall & Ilsley Bank
5.30%, due 03/19/2007	75	75
Rabobank Nederland
5.28%, due 02/26/2007	37	37
Royal Bank of Canada
5.31%, due 02/14/2007	113	113
5.31%, due 02/15/2007	75	75
Royal Bank of Scotland
5.29%, due 02/09/2007	75	75
Societe Generale
5.28%, due 02/27/2007	113	113
UBS AG
5.28%, due 03/23/2007	37	37
Repurchase Agreements (0.3%) ††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $210 on 02/01/2007	210	210
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $776 on 02/01/2007	775	775
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $263 on 02/01/2007	263	263

	Shares	Value
Investment Companies (0.1%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	283,489	283
Total Security Lending Collateral (cost: $5,607)		5,607
Total Investment Securities (cost: $352,052) #		$411,251

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	Passive Foreign Investment Company.
‡	Non-income producing.

4

†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $5,323.
††

Cash collateral for the Repurchase Agreements, valued at $1,267, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
☐	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $353,003. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $63,132 and $4,884, respectively. Net unrealized appreciation for tax purposes is $58,248.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $1,184 or 0.3% of the net assets of the Fund.

FDR	Finnish Depositary Receipt
SCRL	Società Cooperativa a Responsabilità Limitata (Limited Liability Co-operative)

5

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	17.6%	$72,783
Oil & Gas Extraction	10.0%	41,318
Automotive	7.0%	28,892
Insurance	6.2%	25,801
Primary Metal Industries	5.8%	24,162
Telecommunications	4.3%	17,793
Electric Services	3.9%	16,281
Pharmaceuticals	3.9%	15,991
Business Credit Institutions	3.0%	12,525
Life Insurance	3.0%	12,418
Chemicals & Allied Products	2.9%	11,830
Metal Mining	2.5%	10,171
Tobacco Products	2.2%	9,065
Electronic Components & Accessories	2.0%	8,182
Air Transportation	1.9%	7,968
Aerospace	1.8%	7,602
Rubber & Misc. Plastic Products	1.6%	6,659
Computer & Office Equipment	1.6%	6,650
Water Transportation	1.6%	6,498
Wholesale Trade Durable Goods	1.2%	4,886
Beer, Wine & Distilled Beverages	1.1%	4,450
Stone, Clay & Glass Products	1.1%	4,404
Food Stores	1.0%	4,348
Gas Production & Distribution	1.0%	4,177
Petroleum Refining	1.0%	4,164
Communications Equipment	0.9%	3,848
Paper & Allied Products	0.9%	3,683
Real Estate	0.9%	3,563
Electronic & Other Electric Equipment	0.8%	3,226
Industrial Machinery & Equipment	0.8%	3,216
Railroads	0.6%	2,325
Mortgage Bankers & Brokers	0.5%	2,283
Printing & Publishing	0.5%	2,189
Holding & Other Investment Offices	0.5%	2,117
Beverages	0.5%	1,970
Engineering & Management Services	0.5%	1,939
Radio, Television & Computer Stores	0.5%	1,887
Food & Kindred Products	0.4%	1,856
Computer & Data Processing Services	0.4%	1,658
Medical Instruments & Supplies	0.2%	866
Investment Securities, at value	98.1%	405,644
Short-Term Investments	1.4%	5,607
Total Investment Securities	99.5%	$411,251

1

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.2%)
Aerospace (0.9%)
Northrop Grumman Corp.	65,100	$4,618
Apparel & Accessory Stores (0.6%)
Gap (The), Inc.	156,900	3,008
Apparel Products (1.3%)
Liz Claiborne, Inc.	83,100	3,690
V.F. Corp.	41,900	3,179
Beverages (1.9%)
Coca-Cola Co. (The)	124,400	5,956
Pepsi Bottling Group, Inc.	125,800	3,979
Business Credit Institutions (2.6%)
Freddie Mac	208,800	13,557
Chemicals & Allied Products (2.0%)
du Pont (E.I.) de Nemours & Co.	102,800	5,095
PPG Industries, Inc.	84,200	5,582
Commercial Banks (17.9%)
Bank of America Corp.	326,700	17,178
Bank of New York Co., Inc. (The)	128,700	5,149
Citigroup, Inc.	453,200	24,985
JP Morgan Chase & Co.	258,800	13,181
National City Corp.	92,800	3,512
PNC Financial Services Group, Inc.	48,500	3,578
US Bancorp	206,300	7,344
Wachovia Corp.	147,700	8,345
Wells Fargo & Co.	313,200	11,250
Computer & Data Processing Services (2.8%)
Fiserv, Inc. ‡	54,100	2,844
Microsoft Corp.	286,500	8,841
Oracle Corp. ‡	173,600	2,979
Computer & Office Equipment (2.8%)
Hewlett-Packard Co.	182,800	7,912
International Business Machines Corp.	69,700	6,911
Electric Services (1.2%)
PPL Corp.	174,100	6,198
Electric, Gas & Sanitary Services (2.5%)
Exelon Corp.	122,500	7,349
NiSource, Inc.	129,200	3,075
Waste Management, Inc.	77,500	2,943
Electronic & Other Electric Equipment (1.4%)
General Electric Co.	200,100	7,214
Electronic Components & Accessories (1.6%)
Intel Corp.	106,000	2,222
Tyco International, Ltd.	203,700	6,494
Fabricated Metal Products (0.7%)
Parker Hannifin Corp. †	42,000	3,476
Finance (1.2%)
SPDR Trust Series 1 †	43,500	6,251
Food & Kindred Products (2.5%)
Altria Group, Inc.	87,300	7,629
Unilever NV-NY Shares	217,600	5,808
Food Stores (1.2%)
Kroger Co.	241,900	6,193
Health Services (0.3%)
Quest Diagnostics, Inc.	28,200	1,480
Industrial Machinery & Equipment (2.9%)
Applied Materials, Inc.	67,900	1,204
Caterpillar, Inc.	11,800	756
Deere & Co.	40,300	4,041
Dover Corp.	74,700	3,705
Ingersoll-Rand Co.-Class A	112,400	4,820
National Oilwell Varco, Inc. ‡	16,000	970
Instruments & Related Products (0.6%)
Xerox Corp. ‡	191,100	3,287

1

Insurance (4.4%)
Allstate Corp. (The)	107,500	6,467
American International Group, Inc.	133,500	9,138
Loews Corp.	108,300	4,707
MGIC Investment Corp. †	47,600	2,938
Insurance Agents, Brokers & Service (1.8%)
Hartford Financial Services Group, Inc. (The)	66,700	6,330
Marsh & McLennan Cos., Inc.	100,900	2,976
Life Insurance (0.6%)
Torchmark Corp.	52,600	3,418
Lumber & Other Building Materials (0.8%)
Home Depot, Inc. (The)	104,600	4,261
Lumber & Wood Products (1.3%)
Weyerhaeuser Co.	93,300	6,997
Motion Pictures (1.8%)
Time Warner, Inc.	442,600	9,680
Oil & Gas Extraction (3.4%)
Anadarko Petroleum Corp.	40,300	1,763
Devon Energy Corp.	35,100	2,460
Royal Dutch Shell PLC- Class A, ADR	203,500	13,889
Personal Services (0.6%)
H&R Block, Inc. †	121,300	2,984
Petroleum Refining (9.5%)
Chevron Corp.	216,100	15,749
ConocoPhillips	155,900	10,353
Exxon Mobil Corp.	326,800	24,216
Pharmaceuticals (7.2%)
Abbott Laboratories	148,900	7,892
Johnson & Johnson	111,000	7,415
Lilly (Eli) & Co.	39,800	2,154
Merck & Co., Inc.	83,100	3,719
Pfizer, Inc.	384,300	10,084
Wyeth	140,800	6,957
Primary Metal Industries (0.5%)
Nucor Corp.	37,200	2,401
Printing & Publishing (1.8%)
Gannett Co., Inc.	100,400	5,837
RR Donnelley & Sons Co.	97,700	3,625
Radio & Television Broadcasting (0.8%)
Viacom, Inc.-Class B ‡	102,400	4,165
Restaurants (0.9%)
McDonald’s Corp.	111,300	4,936
Retail Trade (1.7%)
Dollar General Corp.	245,500	4,159
Wal-Mart Stores, Inc.	104,500	4,984
Rubber & Misc. Plastic Products (0.6%)
Newell Rubbermaid, Inc.	111,500	3,294
Savings Institutions (1.2%)
Washington Mutual, Inc.	146,000	6,510
Security & Commodity Brokers (3.2%)
Merrill Lynch & Co., Inc.	90,000	8,420
Morgan Stanley	103,100	8,536
Telecommunications (5.2%)
AT&T, Inc.	422,300	15,891
Sprint Nextel Corp.	250,800	4,472
Verizon Communications, Inc.	184,300	7,099
Total Common Stocks (cost: $453,233)		508,664

	Principal	Value
SECURITY LENDING COLLATERAL (1.9%)
Debt (1.8%)
Bank Notes (0.1%)
Bank of America
5.32%, due 02/16/2007	336	336

2

Commercial Paper (0.6%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	66	66
5.28%, due 02/13/2007	134	134
Bear Stearns & Co.
5.37%, due 07/10/2007	134	134
Charta LLC-144A
5.30%, due 02/26/2007	130	130
Clipper Receivables Corp.
5.28%, due 02/23/2007	65	65
Compass Securitization LLC-144A
5.28%, due 02/12/2007	134	134
CRC Funding LLC-144A
5.29%, due 03/07/2007	129	129
Den Danske Bank
5.29%, due 02/12/2007	263	263
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	134	134
5.29%, due 02/16/2007	134	134
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	134	134
General Electric Capital Corp.
5.29%, due 03/23/2007	67	67
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	131	131
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	202	202
Morgan Stanley
5.38%, due 08/01/2007	134	134
Old Line Funding LLC-144A
5.29%, due 02/12/2007	64	64
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	64	64
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	64	64
5.33%, due 02/08/2007	67	67
5.29%, due 02/20/2007	64	64
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	134	134
5.28%, due 02/06/2007	132	132
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	67	67
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	134	134
Yorktown Capital LLC
5.29%, due 02/06/2007	65	65
5.29%, due 02/15/2007	131	131
Euro Dollar Overnight (0.1%)
Bank of Nova Scotia
5.29%, due 02/06/2007	134	134
BNP Paribas
5.28%, due 02/01/2007	18	18
Societe Generale
5.28%, due 02/05/2007	470	470
Euro Dollar Terms (0.6%)
Bank of Nova Scotia
5.30%, due 02/27/2007	269	269
Barclays
5.31%, due 04/09/2007	202	202
Calyon
5.31%, due 02/22/2007	336	336
Canadian Imperial Bank of Commerce

3

5.29%, due 02/28/2007	202	202
Citigroup
5.31%, due 03/16/2007	134	134
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	269	269
5.28%, due 02/16/2007	672	672
Fortis Bank
5.29%, due 03/26/2007	134	134
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	202	202
Marshall & Ilsley Bank
5.30%, due 03/19/2007	134	134
Rabobank Nederland
5.28%, due 02/26/2007	67	67
Royal Bank of Canada
5.31%, due 02/14/2007	202	202
5.31%, due 02/15/2007	134	134
Royal Bank of Scotland
5.29%, due 02/09/2007	134	134
Societe Generale
5.28%, due 02/27/2007	202	202
UBS AG
5.28%, due 03/23/2007	67	67
Repurchase Agreements (0.4%) ††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $376 on 02/01/2007	376	376
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $1,389 on 02/01/2007	1,389	1,389

Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $470 on 02/01/2007	470	470

	Shares	Value
Investment Companies (0.1%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	507,558	508
Total Security Lending Collateral (cost: $10,038)		10,038
Total Investment Securities (cost: $463,271) #		$518,702

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $9,731.
††

Cash collateral for the Repurchase Agreements, valued at $2,269, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

4

#

Aggregate cost for federal income tax purposes is $464,112. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $56,903 and $2,313, respectively. Net unrealized appreciation for tax purposes is $54,590.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated  $2,118 or 0.4% of the net assets of the Fund.

ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts

5

TA IDEX Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%) e
Aggressive Equity (8.7%)
TA IDEX Evergreen Health Care	847,635	$11,045
TA IDEX J.P. Morgan Mid Cap Value	906,064	10,601
TA IDEX T. Rowe Price Small Cap	434,375	2,324
TA IDEX Transamerica Growth Opportunities ‡	763,502	6,841
TA IDEX Transamerica Small/Mid Cap Value	1,007,139	18,199
Capital Preservation (6.2%)
TA IDEX Loomis Sayles Bond ‡	1,100,000	10,989
TA IDEX Transamerica Money Market	23,716,066	23,716
Fixed-Income (41.3%)
TA IDEX PIMCO Real Return TIPS	4,299,035	42,474
TA IDEX PIMCO Total Return	6,478,172	66,077
TA IDEX Transamerica Convertible Securities	768,715	9,717
TA IDEX Transamerica Flexible Income	2,864,905	27,073
TA IDEX Transamerica High-Yield Bond	4,316,018	40,484
TA IDEX Transamerica Short-Term Bond	4,667,743	45,931
Foreign Fixed-Income (10.1%)
TA IDEX JPMorgan International Bond	4,111,305	42,141
TA IDEX Van Kampen Emerging Markets Debt	1,320,610	14,368
Growth & Income (3.6%)
TA IDEX UBS Dynamic Alpha ‡	2,002,004	20,020
Growth Equity (22.2%)
TA IDEX American Century Large Company Value	1,812,771	22,170
TA IDEX BlackRock Large Cap Value	866,376	10,708
TA IDEX Federated Market Opportunity	1,006,768	9,615
TA IDEX Marsico Growth	58,213	702
TA IDEX Mellon Market Neutral Strategy ‡	1,000,000	10,030
TA IDEX Transamerica Equity ‡	4,389,219	45,253
TA IDEX UBS Large Cap Value	1,994,201	25,685
Specialty- Real Estate (2.0%)
TA IDEX Clarion Global Real Estate Securities	553,093	11,178
World Equity (5.8%)
TA IDEX AllianceBernstein International Value	703,970	9,025
TA IDEX Evergreen International Small Cap	656,007	10,116
TA IDEX Marsico International Growth	272,733	3,450
TA IDEX Neuberger Berman International	386,685	4,590
TA IDEX Oppenheimer Developing Markets	258,822	3,121
TA IDEX Templeton Transamerica Global	69,669	2,133

Total Investment Companies (cost: $523,349) #		$559,776

NOTES TO SCHEDULE OF INVESTMENTS:
e	The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.
‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $523,406. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $40,755 and $4,385, respectively. Net unrealized appreciation for tax purposes is $36,370.

1

TA IDEX Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%) e
Aggressive Equity (19.8%)
TA IDEX Evergreen Health Care	5,968,284	$77,767
TA IDEX J.P. Morgan Mid Cap Value	6,612,445	77,366
TA IDEX Oppenheimer Small- & Mid- Cap Value	915,672	10,722
TA IDEX Transamerica Growth Opportunities ‡	6,842,604	61,310
TA IDEX Transamerica Small/Mid Cap Value	7,918,764	143,092
Capital Preservation (2.9%)
TA IDEX Transamerica Money Market	54,925,081	54,925
Growth & Income (1.1%)
TA IDEX UBS Dynamic Alpha ‡	2,002,004	20,020
Growth Equity (47.0%)
TA IDEX American Century Large Company Value	14,060,835	171,964
TA IDEX Bjurman, Barry Micro Emerging Growth ‡	807,396	8,542
TA IDEX BlackRock Large Cap Value	20,552,615	254,030
TA IDEX Jennison Growth	8,787,559	100,354
TA IDEX Marsico Growth	511,599	6,170
TA IDEX Mellon Market Neutral Strategy ‡	500,000	5,015
TA IDEX Transamerica Equity ‡	20,302,174	209,315
TA IDEX Transamerica Science & Technology ‡	3,943,100	16,127
TA IDEX UBS Large Cap Value	2,204,243	28,391
TA IDEX Van Kampen Mid-Cap Growth	3,891,887	44,134
TA IDEX Van Kampen Small Company Growth	2,606,693	34,252
Specialty- Real Estate (5.1%)
TA IDEX Clarion Global Real Estate Securities	4,719,666	95,384
World Equity (24.0%)
TA IDEX AllianceBernstein International Value	5,954,331	76,335
TA IDEX BlackRock Global Allocation	7,368,897	83,121
TA IDEX Evergreen International Small Cap	5,480,500	84,509
TA IDEX Marsico International Growth	3,914,688	49,521
TA IDEX Neuberger Berman International	6,833,875	81,118
TA IDEX Oppenheimer Developing Markets	5,631,076	67,911
TA IDEX Templeton Transamerica Global	196,623	6,019

Total Investment Companies (cost: $1,608,390) #		$1,867,414

NOTES TO SCHEDULE OF INVESTMENTS:

e The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.

‡      Non-income producing.

#      Aggregate cost for federal income tax purposes is $1,609,897.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $257,517 and $—, respectively.  Net unrealized appreciation for tax purposes is $257,517.

1

TA IDEX Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%) e
Aggressive Equity (11.4%)
TA IDEX Evergreen Health Care	1,932,132	$25,176
TA IDEX J.P. Morgan Mid Cap Value	3,393,033	39,698
TA IDEX Oppenheimer Small- & Mid- Cap Value	885,453	10,369
TA IDEX T. Rowe Price Small Cap	418,470	2,239
TA IDEX Transamerica Growth Opportunities ‡	4,143,345	37,124
TA IDEX Transamerica Small/Mid Cap Value	5,185,665	93,705
Capital Preservation (1.8%)
TA IDEX Loomis Sayles Bond ‡	1,000,000	9,990
TA IDEX Transamerica Money Market	22,394,876	22,395
Fixed-Income (31.4%)
TA IDEX PIMCO Real Return TIPS	9,545,330	94,308
TA IDEX PIMCO Total Return	14,837,893	151,347
TA IDEX Transamerica Convertible Securities	7,129,117	90,112
TA IDEX Transamerica Flexible Income	5,544,785	52,398
TA IDEX Transamerica High-Yield Bond	11,449,582	107,397
TA IDEX Transamerica Short-Term Bond	7,988,800	78,610
Foreign Fixed-Income (8.8%)
TA IDEX JPMorgan International Bond	12,051,142	123,524
TA IDEX Van Kampen Emerging Markets Debt	3,395,415	36,942
Growth & Income (1.1%)
TA IDEX UBS Dynamic Alpha ‡	2,002,004	20,020
Growth Equity (32.0%)
TA IDEX American Century Large Company Value	9,435,254	115,393
TA IDEX Bjurman, Barry Micro Emerging Growth ‡	320,799	3,394
TA IDEX BlackRock Large Cap Value	5,598,350	69,196
TA IDEX Federated Market Opportunity	2,927,859	27,961
TA IDEX Jennison Growth	141,729	1,619
TA IDEX Legg Mason Partners Investors Value	14,157	134
TA IDEX Marsico Growth	5,945,005	71,697
TA IDEX Mellon Market Neutral Strategy ‡	3,500,000	35,105
TA IDEX Transamerica Equity ‡	12,238,735	126,181
TA IDEX Transamerica Science & Technology ‡	3,057,294	12,504
TA IDEX UBS Large Cap Value	8,020,039	103,298
TA IDEX Van Kampen Mid-Cap Growth	179,959	2,041
TA IDEX Van Kampen Small Company Growth	1,375,547	18,075
Specialty- Real Estate (3.2%)
TA IDEX Clarion Global Real Estate Securities	2,883,189	58,269
World Equity (10.2%)
TA IDEX AllianceBernstein International Value	3,060,740	39,239
TA IDEX BlackRock Global Allocation	864,089	9,747
TA IDEX Evergreen International Small Cap	1,831,269	28,238
TA IDEX Marsico International Growth	2,283,448	28,886
TA IDEX Neuberger Berman International	2,371,061	28,144
TA IDEX Oppenheimer Developing Markets	2,578,725	31,099
TA IDEX Templeton Transamerica Global	721,652	22,090

Total Investment Companies (cost: $1,633,093) #		$1,827,664

NOTES TO SCHEDULE OF INVESTMENTS:

e           The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.

‡                  Non-income producing.

1

#                 Aggregate cost for federal income tax purposes is $1,633,628.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $201,726 and $7,690, respectively.  Net unrealized appreciation for tax purposes is $194,036.

2

TA IDEX Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%) e
Aggressive Equity (16.1%)
TA IDEX Evergreen Health Care	5,010,002	$65,280
TA IDEX J.P. Morgan Mid Cap Value	11,194,424	130,975
TA IDEX Oppenheimer Small- & Mid- Cap Value	2,367,164	27,720
TA IDEX Transamerica Growth Opportunities ‡	11,079,390	99,271
TA IDEX Transamerica Small/Mid Cap Value	11,325,282	204,648
Capital Preservation (1.9%)
TA IDEX Loomis Sayles Bond ‡	2,100,000	20,979
TA IDEX Transamerica Money Market	40,070,305	40,070
Fixed-Income (18.7%)
TA IDEX PIMCO Real Return TIPS	12,881,885	127,273
TA IDEX PIMCO Total Return	16,803,156	171,392
TA IDEX Transamerica Convertible Securities	11,806,578	149,235
TA IDEX Transamerica Flexible Income	5,059,398	47,811
TA IDEX Transamerica High-Yield Bond	8,292,169	77,781
TA IDEX Transamerica Short-Term Bond	4,045,008	39,803
Foreign Fixed-Income (5.5%)
TA IDEX JPMorgan International Bond	12,097,199	123,996
TA IDEX Van Kampen Emerging Markets Debt	5,176,522	56,321
Growth & Income (3.0%)
TA IDEX UBS Dynamic Alpha ‡	10,010,020	100,100
Growth Equity (33.8%)
TA IDEX American Century Large Company Value	15,819,465	193,472
TA IDEX Bjurman, Barry Micro Emerging Growth ‡	921,279	9,747
TA IDEX BlackRock Large Cap Value	19,614,098	242,430
TA IDEX Jennison Growth	636,284	7,266
TA IDEX Legg Mason Partners Investors Value	6,426,267	60,921
TA IDEX Marsico Growth	7,100,196	85,629
TA IDEX Mellon Market Neutral Strategy ‡	3,000,000	30,090
TA IDEX Transamerica Equity ‡	33,683,892	347,281
TA IDEX Transamerica Science & Technology ‡	7,663,388	31,343
TA IDEX UBS Large Cap Value	4,760,796	61,319
TA IDEX Van Kampen Mid-Cap Growth	1,752,013	19,868
TA IDEX Van Kampen Small Company Growth	1,350,626	17,747
Specialty- Real Estate (4.1%)
TA IDEX Clarion Global Real Estate Securities	6,666,041	134,721
World Equity (16.8%)
TA IDEX AllianceBernstein International Value	4,782,952	61,318
TA IDEX BlackRock Global Allocation	12,430,230	140,213
TA IDEX Evergreen International Small Cap	5,842,557	90,092
TA IDEX Marsico International Growth	6,689,161	84,618
TA IDEX Neuberger Berman International	7,824,125	92,872
TA IDEX Oppenheimer Developing Markets	6,126,847	73,890
TA IDEX Templeton Transamerica Global	257,019	7,867

Total Investment Companies (cost: $2,880,861) #		$3,275,359

NOTES TO SCHEDULE OF INVESTMENTS:

e          The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.

‡                 Non-income producing.

#                Aggregate cost for federal income tax purposes is $2,885,749.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $397,026 and $7,416, respectively.  Net unrealized appreciation for tax purposes is $389,610.

1

TA IDEX Bjurman, Barry Micro Emerging Growth

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.8%)
Aerospace (0.7%)
Kaman Corp.-Class A	17,700	$403
Apparel & Accessory Stores (1.8%)
Charlotte Russe Holding, Inc. ‡	33,100	1,011
Beverages (3.7%)
Boston Beer Co., Inc.-Class A ‡	26,300	924
Jones Soda Co. ‡	83,200	1,171
Business Services (4.6%)
AMN Healthcare Services, Inc. ‡	41,100	1,064
COMSYS IT Partners, Inc. ‡	25,600	554
Icon PLC, Sponsored ADR ‡	26,000	970
Commercial Banks (2.7%)
Cass Information Systems, Inc.	19,899	747
Greene County Bancshares, Inc.	21,700	797
Communications Equipment (4.6%)
Standard Microsystems Corp. ‡	22,100	617
Syntax-Brillian Corp. ‡	110,600	875
Tessco Technologies, Inc. ‡	48,150	1,076
Computer & Data Processing Services (16.2%)
HMS Holdings Corp. ‡	70,500	1,373
Interactive Intelligence, Inc. ‡	21,200	424
Internap Network Services Corp. ‡	53,300	972
Interwoven, Inc. ‡	53,214	835
Knot (The), Inc. ‡	33,600	1,014
Opnet Technologies, Inc. ‡	41,100	555
PC-Tel, Inc. ‡	3,200	30
Smith Micro Software, Inc. ‡	42,500	580
SYKES Enterprises, Inc. ‡	50,900	744
TheStreet.com, Inc.	44,600	442
Vasco Data Security International ‡	92,300	1,357
Vocus, Inc. ‡	44,800	836
Computer & Office Equipment (2.0%)
SimpleTech, Inc. ‡	105,500	1,154
Construction (0.6%)
Matrix Service Co. ‡	18,700	344
Electrical Goods (1.3%)
Tyler Technologies, Inc. ‡	54,200	753
Electronic & Other Electric Equipment (0.5%)
AZZ, Inc. ‡	7,200	288
Electronic Components & Accessories (9.3%)
Advanced Energy Industries, Inc. ‡	27,800	482
Atheros Communications, Inc. ‡	47,700	1,133
Ceradyne, Inc. ‡	20,000	1,082
Diodes, Inc. ‡	17,300	634
Oplink Communications, Inc. ‡	37,700	716
Ultra Clean Holdings ‡	84,800	1,182
Fabricated Metal Products (3.3%)
Gulf Island Fabrication, Inc.	29,200	1,059
Smith & Wesson Holding Corp. ‡	73,700	818
Health Services (1.2%)
LHC Group, Inc. ‡	25,100	653
Industrial Machinery & Equipment (4.2%)
Fuel-Tech, Inc. ‡	29,800	858
Gorman-Rupp Co.	37,125	1,500
Instruments & Related Products (10.0%)
Anaren, Inc. ‡	3,900	64
Bruker BioSciences Corp. ‡	86,150	642
K-Tron International, Inc. ‡	14,000	961
Mesa Laboratories, Inc.	29,300	623
Mikron Infrared, Inc. ‡	70,000	656
Movado Group, Inc.	28,900	829
Newport Corp. ‡	52,500	1,048
Novatel, Inc. ‡	14,000	578

1

Somanetics Corp. ‡	13,800	267
Insurance (5.6%)
CNA Surety Corp. ‡	14,000	298
Darwin Professional Underwriters, Inc. ‡	17,100	393
EMC Insurance Group, Inc.	34,400	1,157
Mercer Insurance Group, Inc.	27,400	499
Safety Insurance Group, Inc.	16,800	821
Leather & Leather Products (0.3%)
Steven Madden, Ltd.	4,700	140
Management Services (4.3%)
First Consulting Group, Inc. ‡	16,300	209
Huron Consulting Group, Inc. ‡	20,500	1,063
Omnicell, Inc. ‡	55,300	1,146
Medical Instruments & Supplies (4.5%)
Avigen, Inc. ‡	92,800	536
Bovie Medical Corp. ‡	100,000	890
Cutera, Inc. ‡	38,900	1,111
Metal Mining (1.3%)
Hecla Mining Co. ‡	104,600	746
Oil & Gas Extraction (0.8%)
Arena Resources, Inc. ‡	10,500	447
Pharmaceuticals (4.9%)
Allscripts Healthcare Solutions, Inc. ‡	41,600	1,273
Bradley Pharmaceuticals, Inc. ‡	19,700	396
Parexel International Corp. ‡	33,400	1,094
Primary Metal Industries (3.1%)
Brush Engineered Materials, Inc. ‡	32,700	1,082
Superior Essex, Inc. ‡	20,300	648
Retail Trade (3.2%)
Ezcorp, Inc. ‡	53,700	898
PC Connection, Inc. ‡	46,000	751
Zones, Inc. ‡	21,300	175
Storage (0.7%)
Extra Space Storage, Inc. REIT	21,300	420
Telecommunications (2.4%)
Cbeyond Communications, Inc. ‡	32,700	972
Eschelon Telecom, Inc. ‡	17,800	405
Total Common Stocks (cost: $48,632)		55,265

Total Investment Securities (cost: $48,632) #		$55,265

NOTES TO SCHEDULE OF INVESTMENTS:

‡                  Non-income producing.

#                 Aggregate cost for federal income tax purposes is $48,657.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $7,786 and $1,178, respectively.  Net unrealized appreciation for tax purposes is $6,608.

DEFINITIONS:

ADR                     American Depositary Receipt

REIT                     Real Estate Investment Trust

2

TA IDEX BlackRock Global Allocation

SCHEDULE OF INVESTMENTS ❖

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (13.6%)
United States (13.6%)
U.S. Treasury Inflation Indexed Bond
0.88%, due 04/15/2010	$5,026	$4,779
2.38%, due 04/15/2011 d	15,228	15,187
1.88%, due 07/15/2015 d	4,999	4,802
2.00%, due 01/15/2016	10,523	10,184
2.50%, due 07/15/2016	8,207	8,284
U.S. Treasury Note
3.50%, due 05/31/2007	1,000	995
4.38%, due 12/31/2007	700	696
4.88%, due 04/30/2008	600	599
4.00%, due 06/15/2009	500	490
4.88%, due 05/31/2011	5,650	5,662
4.25%, due 11/15/2014	3,750	3,612
4.50%, due 11/15/2015	5,525	5,396
5.13%, due 05/15/2016	3,100	3,167
4.88%, due 08/15/2016	3,100	3,109
4.63%, due 11/15/2016	2,750	2,707
Total U.S. Government Obligations (cost: $70,065)		69,669
FOREIGN GOVERNMENT OBLIGATIONS (4.5%)
Brazil (0.7%)
Republic of Brazil Credit Linked Note (JPMorgan Chase & Co.)
6.00%, due 08/15/2010 (a)	1,750	1,296
6.00%, due 08/15/2010 (b)	2,040	1,511
Zero Coupon, due 08/16/2010 (b)	800	593
Canada (0.3%)
Canada Government
4.00%, due 09/01/2010 CAD	2,150	1,816
Germany (1.9%)
Federal Republic of Germany
4.00%, due 07/04/2016 EUR	5,200	6,708
Republic of Germany
4.25%, due 02/16/2007 EUR	2,500	3,249
Malaysia (0.5%)
Malaysia Government
8.60%, due 12/01/2007 MYR	3,500	1,041
3.76%, due 04/28/2011 MYR	5,100	1,456
Netherlands (0.3%)
Kingdom of the Netherlands
3.75%, due 07/15/2014 EUR	1,200	1,527
New Zealand (0.1%)
New Zealand Government
4.50%, due 02/15/2016 NZD	400	376
Poland (0.2%)
Republic of Poland
3.00%, due 08/24/2016 PLN	2,584	858
Sweden (0.2%)
Kingdom of Sweden
4.00%, due 12/01/2008 SEK	7,000	1,219
United Kingdom (0.3%)
United Kingdom
4.25%, due 03/07/2011 GBP	700	1,316
Total Foreign Government Obligations (cost: $22,008)		22,966
CORPORATE DEBT SECURITIES (8.3%)
Brazil (0.2%)
Cosan SA Industria e Comercio Reg S
9.00%, due 11/01/2009	898	959
Canada (0.2%)
Rogers Wireless Communications, Inc.
8.49%, due 12/15/2010 *	370	377
Rogers Wireless, Inc., Senior Note

1

7.63%, due 12/15/2011	CAD	500	467
Cayman Islands (0.7%)
ASIF II, Series E, (MTN)
1.20%, due 03/20/2008	JPY	90,000	747
Chaoda Modern Agriculture Reg S
7.75%, due 02/08/2010		1,583	1,599
Cosan Finance, Ltd.-144A
7.00%, due 02/01/2017 a		90	88
Hutchison Whampoa International, Ltd., Guaranteed Note, Reg S
5.45%, due 11/24/2010		1,194	1,191
France (0.6%)
ERAP, Series E
3.38%, due 04/25/2008	EUR	1,250	1,613
Unedic
3.50%, due 09/18/2008	EUR	1,250	1,611
Germany (0.6%)
Kreditanstalt fuer Wiederaufbau
4.25%, due 07/04/2014	EUR	1,500	1,960
Norddeutsche Landesbank Girozentrale, Series E
0.45%, due 01/19/2009	JPY	150,000	1,234
India (0.4%)
Reliance Communication, Ltd.
Zero coupon, due 05/10/2011		300	341
Tata Motors, Ltd.
1.00%, due 04/27/2011		750	947
ZEE Telefilms, Ltd.
0.50%, due 04/29/2009		590	898
Japan (0.2%)
Bank of Kyoto Ltd. (The)
1.90%, due 09/30/2009	JPY	44,000	710
Malaysia (0.1%)
Johor Corp.
1.00%, due 07/31/2009	MYR	1,925	616
Supra National (0.3%)
European Investment Bank, Series E
Zero Coupon, due 05/01/2008	BRL	4,000	1,629
Taiwan (0.0%)
Shin Kong Financial Holding Co., Ltd.
Zero Coupon, due 06/17/2009		20	23
United States (5.0%)
Calpine Corp.-144A
Zero Coupon, due 07/15/2013 a##		2,142	2,228
DAX Index Linked Note (Eksportfinans ASA)
Zero Coupon, due 10/19/2007 (c)		1,400	1,569
Dow Jones EURO STOXX 50 Index Linked Note (JPMorgan Chase & Co.)
Zero Coupon, due 06/17/2008 (d)		2,225	2,270
Fannie Mae
5.40%, due 02/01/2008		842	843
Freddie Mac
5.48%, due 05/16/2008		1,400	1,400
General Electric Capital Corp.
0.63%, due 01/15/2010 *	JPY	204,000	1,686
Gold-Linked Notes (UBS AG)
Zero Coupon, due 04/23/2008 (e)		480	526
Zero Coupon, due 04/28/2008 (e)		490	544
Zero Coupon, due 05/27/2008 (e)		480	502
Zero Coupon, due 06/18/2008 (e)		500	516
Zero Coupon, due 06/19/2008 (e)		510	527
Zero Coupon, due 07/11/2008 (e)		510	548
Gold-Linked Notes (UBS AG)-144A
Zero Coupon, due 07/09/2008 a (e)		520	536
McMoRan Exploration Co.
5.25%, due 10/06/2011		370	376

2

Nabi Biopharmaceuticals
2.88%, due 04/15/2025		80	71
Preferred Term Securities XXIV, Ltd. Linked Note,(FTN Financial Capital Markets)-144A
Zero Coupon, due 03/22/2037 a (g)		350	343
S&P 500 Index Linked Note (Morgan Stanley)
0.00%, due 07/07/2008 (h)		6,595	6,417
TOPIX Index Linked Note, (Rabobank Nederland New York Branch)
Zero Coupon, due 01/28/2008 (f)		3,250	2,929
TOPIX Index Linked Note, (The Goldman Sachs Group, Inc.)
Zero Coupon, due 02/16/2008 (f)		1,600	1,640
Total Corporate Debt Securities (cost: $42,065)			42,481
CONVERTIBLE BOND (1.0%)
Bermuda (0.1%)
Bio-Treat Technology, Ltd.
Zero coupon, due 01/18/2013	SGD	400	274
Hongkong Land CB 2005, Ltd.
2.75%, due 12/21/2012		200	244
Noble Group, Ltd.
0.90%, due 04/20/2009		70	71
Canada (0.0%)
Bema Gold Corp.
3.25%, due 02/25/2011		30	38
Cayman Islands (0.1%)
Chaoda Modern Agriculture
Zero coupon, due 05/08/2011	HKD	2,710	394
YTL Power Finance Cayman, Ltd.
Zero Coupon, due 05/09/2010		200	227
Hong Kong (0.0%)
Brilliance China Finance, Ltd.
Zero Coupon, due 06/07/2011		160	178
Gujarat NRE Coke, Ltd.
Zero Coupon, due 04/12/2011		100	88
Housing Development Finance Corp.
Zero Coupon, due 09/27/2010		400	499
India (0.1%)
Punj Lloyd, Ltd.
Zero coupon, due 04/08/2011		100	99
Malaysia (0.5%)
Berjaya Land Berhad
8.00%, due 08/15/2011	MYR	640	186
Feringghi Capital, Ltd.
Zero Coupon, due 12/22/2009		600	642
IOI Capital
Zero coupon, due 12/18/2011		100	104
IOI Investment Berhad
Zero Coupon, due 09/18/2009		40	70
Rafflesia Capital, Ltd.
1.25%, due 10/04/2011		1,000	1,118
Resorts World Berhad
Zero Coupon, due 09/19/2008	MYR	380	128
Taiwan (0.1%)
Taiwan Cement Corp.
Zero Coupon, due 03/03/2009		325	507
United States (0.0%)
Cell Genesys, Inc., Senior Note
3.13%, due 11/01/2011		70	52
Virgin Islands (Br) (0.1%)
Beijing Enterprises Investment, Ltd.
Zero Coupon, due 12/21/2010		345	417
Total Convertible Bond (cost: $4,824)			5,336

3

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
United States (0.2%)
Fannie Mae	8	802
Total Convertible Preferred Stocks (cost: $736)		802

PREFERRED STOCKS (0.8%)
Brazil (0.1%)
All America Latina Logistica SA	29,000	314
Cia Brasileira de Distribuicao Grupo Pao de Acucar	3,278,500	107
Usinas Siderurgicas de Minas Gerais SA-Class A	6,300	238
United States (0.7%)
Goldman Sachs Group, Inc.	3,525,000	3,537
Total Preferred Stocks (cost: $3,937)		4,196

COMMON STOCKS (41.7%)
Australia (0.9%)
BHP Billiton, Ltd.	32,000	645
Coca-Cola Amatil, Ltd.	21,900	133
Great Southern Plantations, Ltd.	33,800	69
Macquarie Airports	94,000	258
Macquarie Bank, Ltd.	15,000	941
Macquarie Infrastructure Group (i)	244,200	692
Newcrest Mining, Ltd.	10,200	165
Rio Tinto, Ltd.	10,500	623
Sydney Roads Group	200,500	207
Transurban Group	52,500	314
Woodside Petroleum, Ltd.	6,500	188
Zinifex, Ltd.	20,800	264
Austria (0.0%)
Telekom Austria AG	3,500	95
Belgium (0.4%)
AGFA-Gevaert NV	14,597	376
RHJ International ‡	57,500	1,188
RHJ International-144A	26,600	550
Bermuda (0.8%)
Accenture, Ltd.-Class A	300	11
Cheung Kong Infrastructure Holdings, Ltd.	104,000	376
Endurance Specialty Holdings, Ltd.	18,100	615
Everest Re Group, Ltd.	900	84
Foster Wheeler, Ltd. ‡	23,300	1,246
IPC Holdings, Ltd.	10,000	295
Platinum Underwriters Holdings, Ltd.	7,700	230
RenaissanceRe Holdings, Ltd.	5,000	266
Tyco International, Ltd.	19,700	628
Weatherford International, Ltd. ‡	4,700	190
Brazil (0.9%)
Cia Energetica de Minas Gerais, ADR	3,100	149
Cia Vale do Rio Doce-Class A, ADR	14,200	408
Companhia de Saneamento de Minas Gerais	13,300	148
Cosan SA Industria e Comercio ‡	10,200	195
Datasul SA ‡	24,000	226
Localiza Rent A CAR	5,800	175
Obrascon Huarte Lain Brasil SA ‡	12,600	191
Petroleo Brasileiro SA, ADR	28,000	2,648
Uniao de Bancos Brasileiros SA, GDR	1,800	171
Vivo Participacoes SA, ADR	52,500	200
Canada (1.0%)
Alamos Gold, Inc. ‡	44,500	342
Barrick Gold Corp.	7,795	231
BCE, Inc.	600	16
Bema Gold Corp. ‡	229,500	1,340
Canadian Pacific Railway, Ltd.	22,800	1,246
Kinross Gold Corp. ‡	27,400	364
Nortel Networks Corp. ‡	22,300	597
Petro-Canada	5,600	217

4

Rogers Communications, Inc.-Class B	28,400	879
Sun Life Financial, Inc.	200	9
Talisman Energy, Inc.	4,500	79
Cayman Islands (0.8%)
ACE, Ltd.	15,200	878
Chaoda Modern Agriculture	235,900	167
GlobalSantaFe Corp.	10,350	600
Noble Corp.	2,300	172
Transocean, Inc. ‡	2,900	224
Vietnam Enterprise Investments, Ltd. ‡	429,000	579
XL Capital, Ltd.-Class A	20,000	1,380
Chile (0.1%)
Banco Santander Chile SA, ADR	10,300	509
Enersis SA, Chile, Sponsored ADR	8,100	128
China (0.6%)
China Communications Services Corp., Ltd. ‡	9,300	6
China Life Insurance Co., Ltd., ADR	5,733	253
China Shenhua Energy Co., Ltd.-Class H	354,100	866
Guangshen Railway Co., Ltd.-Class H	641,400	384
Hainan Meilan International Airport Co., Ltd. ‡	93,400	54
Jiangsu Express	123,400	89
Ping An Insurance Group Co. of China, Ltd.	29,200	141
Shanghai Electric Group Corp.-Class H	423,600	206
Xiamen International Port Co., Ltd.-Class H ‡	482,800	148
Yanzhou Coal Mining Co., Ltd.	920,400	856
Denmark (0.1%)
Danske Bank A/S	15,131	695
Finland (0.1%)
Fortum Oyj	24,165	663
France (1.5%)
Alcatel-Lucent Sponsored ADR	6,000	78
AXA	9,973	419
BNP Paribas	9,535	1,060
Credit Agricole SA	23,481	1,003
Electricite de France	8,749	608
France Telecom SA	31,000	854
Peugeot SA	10,051	659
Renault SA	6,862	847
Total SA	16,570	1,115
Vallourec	2,325	599
Vinci SA	3,885	532
Germany (1.2%)
Allianz AG	4,573	909
BASF AG	8,274	795
Bayer AG	14,818	870
Bayerische Motoren Werke AG	9,348	569
Deutsche Post AG	20,288	622
Hochtief AG	8,019	653
Muenchener Rueckversicherungs AG	2,927	460
RWE AG	6,002	624
Siemens AG	3,854	423
Hong Kong (0.8%)
Beijing Enterprises Holdings, Ltd.	479,600	1,044
Cheung Kong Holdings, Ltd. (i)	38,500	507
Denway Motors, Ltd.	172,000	72
Hutchison Whampoa, Ltd.	81,000	805
Lenovo Group, Ltd.	557,000	226
Shanghai Industrial Holdings, Ltd.	50,100	108
Sun Hung Kai Properties, Ltd.	46,300	560
Tianjin Development Holdings	368,500	278
Wharf Holdings, Ltd.	125,000	461
Hungary (0.1%)
Mol Magyar Olaj- es Gazipari Rt.	3,997	410
India (1.8%)
Bajaj Auto, Ltd.	4,700	294

5

Container Corp. of India	13,600	622
Gujarat Ambuja Cements, Ltd.	142,400	442
Hindustan Petroleum Corp.	6,450	46
Housing Development Finance Corp.	17,600	666
Infosys Technologies, Ltd.	16,500	839
Karnataka Bank, Ltd.	23,500	91
Reliance Capital, Ltd.	4,950	70
Reliance Communication, Ltd. ‡	109,700	1,145
Reliance Energy, Ltd.	6,525	76
Reliance Industries, Ltd.	141,000	4,357
Reliance Natural Resources, Ltd. ‡	120,400	72
State Bank of India, Ltd.	12,400	320
Wockhardt, Ltd.	4,800	38
Ireland (0.2%)
Allied Irish Banks PLC	27,264	785
CRH PLC	10,750	423
Israel (0.2%)
ECI Telecom, Ltd. ‡	65,600	559
Ectel, Ltd. ‡	4,795	25
Teva Pharmaceutical Industries, Ltd., ADR	6,023	211
Italy (0.8%)
ENI-Ente Nazionale Idrocarburi SpA	40,108	1,285
Intesa Sanpaolo	101,575	765
Telecom Italia SpA	146,315	431
Telecom Italia SpA RNC	243,896	609
UniCredito Italiano SpA (i)	114,517	1,060
Japan (4.7%)
Aioi Insurance Co., Ltd.	161,000	1,117
Ajinomoto Co., Inc.	24,600	309
Asahi Glass Co., Ltd.	18,700	246
Bank of Fukuoka, Ltd. (The)	53,700	426
Bank of Yokohama, Ltd. (The)-144A	42,000	339
Canon, Inc.	15,600	819
Coca-Cola Central Japan Co., Ltd.	23	181
Coca-Cola West Japan Co., Ltd.	37,071	826
Credit Saison Co., Ltd.	10,500	376
Daikin Industries, Ltd.	2,300	76
East Japan Railway Co.	70	484
Hokkaido Coca-Cola Bottling Co., Ltd.	12,000	71
Honda Motor Co., Ltd.	5,100	200
House Foods Corp.	4,000	63
Japan Tobacco, Inc.	125	599
JGC Corp.	23,000	399
Kinden Corp.	23,000	186
Kubota Corp.	63,600	668
Mikuni Coca-Cola Bottling Co., Ltd.	21,800	215
Millea Holdings, Inc.	59,100	2,106
Ministop Co., Ltd.	3,200	54
Mitsubishi Corp.	40,400	815
Mitsubishi Tokyo Financial Group, Inc.	48	579
Mitsui Sumitomo Insurance Co., Ltd.	159,000	1,895
Murata Manufacturing Co., Ltd.	8,600	607
Nipponkoa Insurance Co., Ltd.	143,900	1,178
Nomura Holdings, Inc.	23,300	473
NTT DoCoMo, Inc.	583	887
NTT Urban Development Corp.	155	310
Okinawa Cellular Telephone Co.	14	39
Okumura Corp.	79,000	411
Rinnai Corp.	4,700	140
Seven & I Holdings Co., Ltd.	21,000	630
Shin-Etsu Chemical Co., Ltd.	8,200	531
Shinsei Bank, Ltd.	44,000	241
Sumitomo Chemical Co., Ltd.	75,200	579
Sumitomo Mitsui Financial Group, Inc.	80	814
Suzuki Motor Corp.	41,000	1,176

6

Takeda Pharmaceutical Co., Ltd.	17,100	1,113
Tanabe Seiyaku Co., Ltd.	16,000	216
Toho Co., Ltd.	21,600	396
Tokyo Gas Co., Ltd.	150,000	773
Toyota Industries Corp.	11,300	528
Malaysia (0.5%)
British American Tobacco Malaysia Berhad	34,000	425
IOI Corp. Berhad	160,000	841
Malakoff Berhad	20,500	59
Maxis Communications Berhad	92,400	304
PLUS Expressways Berhad	78,300	64
Telekom Malaysia Berhad	51,000	150
Tenaga Nasional Berhad	243,657	856
Mexico (0.3%)
Fomento Economico Mexicano SAB, Sponsored ADR	4,900	588
Grupo Televisa SA, Sponsored ADR	34,100	1,005
Netherland Antilles (0.2%)
Schlumberger, Ltd.	14,200	902
Netherlands (0.5%)
European Aeronautic Defense and Space Co.	21,000	695
ING Groep NV	19,096	833
Mittal Steel Co. NV	11,947	554
Royal Dutch Shell PLC- Class A, ADR	4,200	287
New Zealand (0.0%)
Contact Energy, Ltd.	23,500	139
Telecom Corp. of New Zealand, Ltd.	41,100	140
Norway (0.2%)
Statoil ASA	22,665	603
Telenor ASA	10,000	202
Puerto Rico (0.0%)
Santander BanCorp	1,000	19
Singapore (1.1%)
Capitaland, Ltd.	244,600	1,067
Fraser and Neave, Ltd.	172,000	588
Keppel Corp., Ltd.	86,100	1,003
Keppel Land, Ltd.	106,000	517
MobileOne, Ltd.	216,700	305
Oversea-Chinese Banking Corp.	55,000	283
Parkway Holdings, Ltd.	234,650	495
Singapore Telecommunications, Ltd.	659,150	1,501
South Africa (0.1%)
Gold Fields, Ltd., Sponsored ADR	11,700	198
Sasol, Ltd.	3,200	108
South Korea (1.8%)
Cheil Industries, Inc.	4,700	182
CJ Corp.	4,500	488
Daegu Bank	13,600	224
Dongbu Insurance Co., Ltd.	10,000	262
Fine DNC Co., Ltd. ‡	16,300	73
Hana Financial Group, Inc.	5,300	262
Interflex Co., Ltd. ‡	14,578	97
Kookmin Bank ‡	6,600	525
Korea Electric Power Corp. ‡	14,400	649
Korean Reinsurance Co.	38,400	502
KT Corp., ADR ‡	46,800	1,081
KT&G Corp.	17,100	1,041
Lotte Shopping Co., GDR-144A ‡	3,600	70
LS Cable, Ltd.	7,500	265
Meritz Fire & Marine Insurance Co., Ltd.	39,500	248
Nong Shim Co., Ltd.	500	136
Paradise Co., Ltd. ‡	44,388	182
POSCO	3,300	1,155
POSCO, ADR	6,200	547
Pusan Bank	16,400	210
Samsung Fine Chemicals Co., Ltd.	12,600	337

7

SK Telecom Co., Ltd.	2,200	467
Spain (0.3%)
Banco Bilbao Vizcaya Argentaria SA	44,531	1,104
Cintra Concesiones de Infraestructuras de Transporte SA	12,050	197
Telefonica SA, Sponsored ADR	4,000	264
Sweden (0.1%)
Investor AB-Class B	26,654	643
Switzerland (0.6%)
Credit Suisse Group	14,093	992
Novartis AG, ADR	3,000	173
Swiss Reinsurance (i)	8,712	722
UBS AG-Registered	18,169	1,133
Taiwan (0.6%)
Cathay Financial Holding Co., Ltd.	204,209	453
Chinatrust Financial Holding	343,320	289
Chunghwa Telecom Co., Ltd.	76,500	147
Chunghwa Telecom Co., Ltd., ADR	64,330	1,332
Delta Electronics, Inc.	197,400	644
Fubon Financial Holding Co., Ltd.	224,000	205
SinoPac Financial Holdings Co., Ltd.	236,000	119
Taishin Financial Holdings Co., Ltd. ‡	192,000	107
Thailand (0.4%)
Airports of Thailand PCL	49,000	71
Bangkok Expressway PCL	101,600	69
Hana Microelectronics PCL	215,500	149
Land and Houses PCL	294,300	58
PTT Exploration & Production PCL	128,500	350
PTT PCL	92,400	529
Siam Cement PCL	61,600	429
Siam Commercial Bank PCL	319,000	542
Thai Union Frozen Products PCL	67,700	45
United Kingdom (2.6%)
Aviva PLC	48,003	771
BAE Systems PLC	87,843	718
Barclays PLC	66,543	964
British American Tobacco PLC	24,677	746
Cadbury Schweppes PLC, ADR	24,100	1,093
Diageo PLC, Sponsored ADR	10,100	795
GlaxoSmithKline PLC	47,507	1,269
Guinness Peat Group PLC	74,470	130
HBOS PLC	41,393	900
HSBC Holdings PLC	30,000	546
Kesa Electricals PLC	64,422	428
Prudential PLC	49,111	659
RHM PLC	29,000	223
Royal Dutch Shell PLC-Class B	40,674	1,358
Vodafone Group PLC	705,955	2,045
Vodafone Group PLC, ADR	18,061	531
United States (15.1%)
3Com Corp. ‡	165,500	645
Abbott Laboratories	7,600	403
Accredited Home Lenders Holding Co. ‡	194	5
AES Corp. (The) ‡	9,400	195
Aetna, Inc.	7,150	301
Agere Systems, Inc. ‡	2,300	46
Alcoa, Inc.	24,300	785
Alliance One International, Inc. ‡	5,900	45
Allstate Corp. (The)	6,000	361
ALLTEL Corp.	10,300	631
Altria Group, Inc.	6,700	586
American Eagle Outfitters	450	15
American International Group, Inc.	43,400	2,971
Ameriprise Financial, Inc.	200	12
AmerisourceBergen Corp.	2,300	120
Amgen, Inc. ‡	900	63

8

AMR Corp. ‡	400	15
Apple Computer, Inc. ‡	15,600	1,337
Assurant, Inc.	5,000	278
AT&T, Inc.	29,860	1,124
Avaya, Inc. ‡	900	12
Avon Products, Inc.	5,500	189
Baker Hughes, Inc.	1,800	124
Bank of America Corp.	18,600	978
Bank of New York Co., Inc. (The)	18,000	720
Bausch & Lomb, Inc.	2,000	111
Baxter International, Inc.	3,900	194
Bear Stearns Cos. Inc. (The)	100	16
Big Lots, Inc. ‡	800	21
BMC Software, Inc. ‡	500	17
Boeing Co. (The)	100	9
Borland Software Corp. ‡	6,300	34
Boston Scientific Corp. ‡	6,000	111
Bristol West Holdings, Inc.	2,600	43
Bristol-Myers Squibb Co.	9,600	276
CA, Inc.	43,500	1,068
Caremark Rx, Inc.	4,700	288
CenterPoint Energy, Inc.	1,000	17
Chevron Corp.	14,600	1,064
Chubb Corp.	200	10
Cigna Corp.	1,200	159
Cincinnati Bell, Inc. ‡	6,300	31
Cisco Systems, Inc. ‡	75,700	2,013
CIT Group, Inc.	200	12
Citigroup, Inc.	32,600	1,797
CMS Energy Corp. ‡	11,000	184
Coca-Cola Co. (The)	9,600	460
Comcast Corp.-Class A ‡	19,300	855
Complete Production Services, Inc. ‡	7,700	153
Comverse Technology, Inc. ‡	74,300	1,438
ConAgra Foods, Inc.	9,100	234
ConocoPhillips	12,100	804
Consol Energy, Inc.	3,400	117
Constellation Brands, Inc.-Class A ‡	6,600	163
Consumer Staples Select Sector SPDR Fund	25,400	677
Continental Airlines, Inc.-Class B ‡	400	17
Countrywide Financial Corp.	400	17
Coventry Health Care, Inc. ‡	300	15
Crown Holdings, Inc. ‡	9,400	207
CSX Corp.	28,700	1,056
Cummins, Inc.	100	13
CVS Corp.	6,300	212
Darwin Professional Underwriters, Inc. ‡	2,800	64
Devon Energy Corp.	2,900	203
Discovery Holding Co.-Class A ‡	1,000	17
du Pont (E.I.) de Nemours & Co.	4,400	218
Dynegy, Inc.-Class A ‡	15,700	111
Eaton Corp.	200	16
eBay, Inc. ‡	11,500	372
Edison International	400	18
El Paso Corp.	153,100	2,376
Embarq Corp.	1,565	87
ENSCO International, Inc.	6,000	305
Extreme Networks ‡	11,700	49
Exxon Mobil Corp.	35,500	2,631
Family Dollar Stores, Inc.	600	19
Fannie Mae	6,600	373
FedEx Corp.	900	99
Fifth Third Bancorp	5,800	231
Foundation Coal Holdings, Inc.	7,100	236
Freeport-McMoRan Copper & Gold, Inc.-Class B	5,000	288

9

General Communication-Class A ‡	11,300	175
General Dynamics Corp.	1,600	125
General Electric Co.	114,300	4,121
General Mills, Inc.	300	17
General Motors Corp.	11,500	378
Genesis Microchip, Inc. ‡	20,400	161
Genworth Financial, Inc.-Class A	500	17
Goldman Sachs Group, Inc. (The)	100	21
Grant Prideco, Inc. ‡	11,600	454
Halliburton Co.	8,000	236
Hanesbrands, Inc. ‡	862	22
Hartford Financial Services Group, Inc. (The)	4,300	408
Health Care Select Sector SPDR Fund	25,500	880
Health Management Associates, Inc.-Class A	1,600	31
Healthsouth Corp. ‡	4,320	101
Hess Corp.	5,400	292
Hewlett-Packard Co.	9,400	407
Humana, Inc. ‡	2,375	132
IAC/InterActiveCorp. ‡	500	19
Idearc, Inc. ‡	1,532	50
Intel Corp.	15,200	319
International Business Machines Corp.	16,300	1,616
International Paper Co.	8,700	293
iShares Dow Jones US Telecommunications Sector Index Fund	10,300	317
iShares MSCI Brazil Index Fund	11,400	540
JC Penney Co., Inc.	200	16
JDS Uniphase Corp. ‡	4,925	88
Johnson & Johnson	19,000	1,269
JP Morgan Chase & Co.	3,100	158
Key Energy Services, Inc. ‡	16,200	267
King Pharmaceuticals, Inc. ‡	800	14
Kohl’s Corp. ‡	200	14
Kraft Foods, Inc.-Class A	500	17
Kroger Co.	700	18
Lehman Brothers Holdings, Inc.	800	66
Liberty Media Holding Corp.-Capital-Class A ‡	655	67
Liberty Media Holding Corp.-Interactive-Class A ‡	2,575	63
Lilly (Eli) & Co.	4,900	265
Lincoln National Corp.	200	13
Lockheed Martin Corp.	200	19
Loews Corp.	400	17
Loews Corp.- Carolina Group	200	14
Macquarie Infrastructure Co. Trust	38,500	1,412
Manor Care, Inc.	4,300	229
Marathon Oil Corp.	4,100	370
Marsh & McLennan Cos., Inc.	5,400	159
McAfee, Inc. ‡	600	18
McGraw-Hill Cos., Inc. (The)	200	13
McKesson Corp.	300	17
Medco Health Solutions, Inc. ‡	5,800	343
Mellon Financial Corp.	900	38
Merck & Co., Inc.	13,600	609
Microsoft Corp.	105,400	3,253
Mirant Corp. ‡	12,500	427
Morgan Stanley	200	17
Motorola, Inc.	20,000	397
Murphy Oil Corp.	6,000	298
National City Corp.	400	15
National Oilwell Varco, Inc. ‡	4,600	279
Newmont Mining Corp.	5,700	257
Noble Energy, Inc.	3,400	182
Nordstrom, Inc.	300	17
Norfolk Southern Corp.	5,100	253
Northern Trust Corp.	9,800	595

10

Northrop Grumman Corp.	200	14
Novell, Inc. ‡	70,200	509
NTL, Inc.	7,800	213
Nucor Corp.	200	13
Occidental Petroleum Corp.	12,100	561
Office Depot, Inc. ‡	300	11
Omnicom Group, Inc.	200	21
Panera Bread Co.-Class A ‡	34,500	2,034
PepsiAmericas, Inc.	3,700	82
Pfizer, Inc.	30,400	798
PG&E Corp.	200	9
Pogo Producing Co.	3,000	149
PPL Corp.	13,800	491
Procter & Gamble Co.	3,500	227
Prudential Financial, Inc.	2,600	232
QUALCOMM, Inc.	27,500	1,036
Qwest Communications International ‡	1,100	9
Raytheon Co.	300	16
Safeway, Inc.	600	22
Sara Lee Corp.	6,600	113
Schering-Plough Corp.	14,300	358
Sears Holdings Corp. ‡	100	18
Sempra Energy	300	17
Senomyx, Inc. ‡	7,600	111
Sherwin-Williams Co. (The)	300	21
Smurfit-Stone Container Corp. ‡	10,400	112
Southern Copper Corp.	2,200	138
Spirit Aerosystems Holdings, Inc.-Class A ‡	3,000	92
Sprint Nextel Corp.	72,100	1,286
SPX Corp.	300	21
St. Paul Travelers Cos., Inc. (The)	17,600	895
Staples, Inc.	400	10
Stone Energy Corp. ‡	3,700	126
Sun Microsystems, Inc. ‡	72,500	481
SUPERVALU, Inc.	3,272	124
Telecom HOLDRs Trust	3,000	110
Telephone & Data Systems, Inc.	300	17
Tellabs, Inc. ‡	4,100	41
Tenet Healthcare Corp. ‡	17,300	122
Terex Corp. ‡	300	17
Time Warner, Inc.	8,600	188
TJX Cos., Inc.	500	15
Total System Services, Inc.	600	19
Triad Hospitals, Inc. ‡	2,700	115
TXU Corp.	8,000	433
Unifi, Inc. ‡	27,900	76
Union Pacific Corp.	34,900	3,525
United States Steel Corp.	200	17
UnitedHealth Group, Inc.	7,125	372
Utilities Select Sector SPDR Fund	34,800	1,273
Ventas, Inc. REIT	2,300	106
Verizon Communications, Inc.	29,400	1,133
Viacom, Inc.-Class B ‡	4,000	163
Wachovia Corp.	6,100	345
Walgreen Co.	3,100	140
Wal-Mart Stores, Inc.	3,100	148
Washington Mutual, Inc.	3,000	134
Waste Management, Inc.	300	11
Waters Corp. ‡	3,500	198
Watson Pharmaceuticals, Inc. ‡	2,100	57
WellPoint, Inc. ‡	3,150	247
Wells Fargo & Co.	19,700	708
Windstream Corp.	6,322	94
Wyeth	9,600	474
Xerox Corp. ‡	800	14

11

Vietnam (0.3%)
Vietnam Opportunity Fund, Ltd. ‡	330,000	1,381
Total Common Stocks (cost: $182,944)		213,011

	Shares	Value
SHORT-TERM OBLIGATIONS (17.7%)
United States (17.7%)
Merrill Lynch Money Market Mutual Fund
5.33%, due 06/15/2007	90,198,000	90,198
Total Short-Term Obligations (cost: $90,198)		90,198

	Contracts ◆	Value
PURCHASED OPTIONS (0.0%)
Put Options (0.0%)
S&P 500 Index	2	1
Put Strike $1,400.00
Expires 03/17/2007
S&P 500 Index	9	9
Put Strike $1,415.00
Expires 03/17/2007
S&P 500 Index	13	8
Put Strike $1,390.00
Expires 03/17/2007
S&P 500 Index	4	4
Put Strike $1,410.00
Expires 03/17/2007
S&P 500 Index	6	5
Put Strike $1,405.00
Expires 03/17/2007
S&P 500 Index	2	1
Put Strike $1,395.00
Expires 03/17/2007
Total Purchased Options (cost: $80)		28
Total Investment Securities (cost: $416,857) #		$448,687

	Contracts ◆	Value
WRITTEN OPTIONS (-0.3%)
Covered Call Options (-0.3%)
3Com Corp.	1,153	(40)
Call Strike $5.00
Expires 01/19/2008
Apple, Inc.	156	(233)
Call Strike $85.00
Expires 01/19/2008
Bausch & Lomb, Inc.	20	(28)
Call Strike $45.00
Expires 01/19/2008
Comverse Technology, Inc.	10	(2)
Call Strike $20.00
Expires 01/19/2008
Comverse Technology, Inc.	708	(255)
Call Strike $17.50
Expires 01/19/2008
eBay, Inc.	61	(84)
Call Strike $20.00
Expires 01/19/2008
eBay, Inc.	54	(52)
Call Strike $25.00
Expires 01/19/2008
El Paso Corp.	160	(33)
Call Strike $15.00
Expires 01/19/2008
Genesis Microchip, Inc.	192	(4)
Call Strike $10.00
Expires 06/16/2007
Motorola, Inc.	158	(38)

12

Call Strike $20.00
Expires 01/19/2008
Norfolk Southern Corp.	51	(35)
Call Strike $50.00
Expires 01/19/2008
Nortel Networks Corp.	223	(152)
Call Strike $22.50
Expires 01/19/2008
Panera Bread Co.-Class A	97	(133)
Call Strike $50.00
Expires 01/19/2008
Panera Bread Co.-Class A	137	(141)
Call Strike $55.00
Expires 01/19/2008
Panera Bread Co.-Class A	111	(84)
Call Strike $60.00
Expires 01/19/2008
Qualcomm, Inc.	275	(118)
Call Strike $40.00
Expires 01/19/2008
Sprint Nextel Corp.	115	(15)
Call Strike $20.00
Expires 01/19/2008
Sprint Nextel Corp.	177	(11)
Call Strike $22.50
Expires 01/19/2008
Total Written Options (premiums: $1,537)		(1,458)

NOTES TO SCHEDULE OF INVESTMENTS:

❖                            Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open option contracts written by the Fund.

d                            At January 31, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at January 31, 2007 is $4,359.

(a)                          Redemption linked to Federative Republic of Brazil NTN-B Bonds due 5/15/2009.

(b)                         Redemption linked to Federative Republic of Brazil NTN-B Bonds due 08/15/2010.

*                                 Floating or variable rate note. Rate is listed as of January 31, 2007.

a                          Security is deemed to be illiquid.

(c)                          Enhanced Participation Notes. Redemption linked to DAX Index.

(d)                         Enhanced Participation Notes. Redemption linked to Dow Jones EURO STOXX 50 Index.

(e)                          Redemption linked to the price of Gold.

(f)                            Enhanced Participation Notes. Redemption linked to TOPIX Index.

(g)                         Redemption linked to securites within the Preferred Term Securities XXIV portfolio.

(h)                         Enhanced Participation Notes. Redemption linked to S&P 500 Index.

(i)                             Passive Foreign Investment Company.

‡                                  Non-income producing.

◆                           Contract amounts are not in thousands.

##                          Security is currently in default on interest payments.

13

#                                 Aggregate cost for federal income tax purposes is $417,373.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $35,300 and $3,986, respectively.  Net unrealized appreciation for tax purposes is $31,314.

DEFINITIONS:

144A            144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2007, these securities aggregated  $4,154 or 0.8% of the net assets of the Fund.

ADR             American Depositary Receipt

BRL                 Brazilian Real

CAD             Canadian dollar

EUR                Euro

GBP                 Great British Pound

GDR               Global Depositary Receipt

JPY                    Japanese Yen

MTN           Medium-Term Note

MYR            Malaysian Ringgit

NZD              New Zealand dollar

PLN                 Polish Zloty

REIT             Real Estate Investment Trust

RNC               Risparmio Non Convertibili (Non Convertible Savings Shares)

SEK                 Swedish Krona

SPDR         Standard & Poor’s Depository Receipts

14

TA IDEX BlackRock Global Allocation

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts ♦	Date	Amount	(Depreciation)
10 Year Japan Government Bond (TSE)	(8)	03/20/2007	$(8,896)	$15
90-Day Euro Dollar	1	09/15/2008	237	(1)
90-Day Euro Dollar	(1)	09/14/2009	(237)	1
DAX Index	3	03/18/2007	664	20
DJ Euro STOXX 50 Index	53	03/16/2007	2,888	112
FTSE 100 Index	17	03/16/2007	2,059	10
MSCI Taiwan Index	(8)	02/25/2007	(251)	1
S&P 500 Index	(1)	03/17/2007	(361)	(4)
S&P TSE 60 Index	1	03/17/2007	127	1
SPI 200 Index	(6)	03/15/2007	(667)	6
TOPIX Index	20	03/10/2007	2,852	205
			$(1,585)	$366

1

TA IDEX BlackRock Global Allocation

SCHEDULE OF INVESTMENTS

January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Short-Term Investments	17.7%	$90,198
U.S. Government & Agency	14.1%	71,912
Commercial Banks	8.6%	43,700
Insurance	3.9%	19,779
Sovereign Government	3.8%	19,566
Telecommunications	3.7%	19,085
Holding & Other Investment Offices	2.9%	14,842
Security & Commodity Brokers	2.5%	12,797
Oil & Gas Extraction	2.5%	12,526
Pharmaceuticals	1.6%	8,210
Chemicals & Allied Products	1.6%	8,200
Railroads	1.5%	7,884
Petroleum Refining	1.5%	7,537
Computer & Office Equipment	1.4%	6,886
Computer & Data Processing Services	1.4%	6,875
Electric Services	1.3%	6,669
Automotive	1.1%	5,847
Metal Mining	1.0%	5,301
Electronic & Other Electric Equipment	0.9%	4,765
Food & Kindred Products	0.9%	4,560
Investment Companies	0.9%	4,376
Communications Equipment	0.8%	4,157
Primary Metal Industries	0.8%	3,907
Mortgage Bankers & Brokers	0.7%	3,658
Business Services	0.7%	3,579
Beverages	0.7%	3,432
Gas Production & Distribution	0.6%	3,259
Life Insurance	0.6%	3,182
Agriculture	0.6%	3,001
Tobacco Products	0.6%	2,870
Industrial Machinery & Equipment	0.5%	2,667
Electronic Components & Accessories	0.4%	2,271
Food Stores	0.4%	2,235
Radio & Television Broadcasting	0.4%	2,215
Mining	0.4%	2,164
Construction	0.4%	2,154
Real Estate	0.4%	1,894
Aerospace	0.3%	1,673
Engineering & Management Services	0.3%	1,535
Health Services	0.3%	1,396
Stone, Clay & Glass Products	0.3%	1,378
Electric, Gas & Sanitary Services	0.2%	1,025
Business Credit Institutions	0.2%	912
Wholesale Trade Durable Goods	0.2%	885
Retail Trade	0.2%	858
Communication	0.2%	855
Public Administration	0.2%	816
Instruments & Related Products	0.1%	715
Insurance Agents, Brokers & Service	0.1%	699
Lumber & Other Building Materials	0.1%	669
Transportation & Public Utilities	0.1%	622
Residential Building Construction	0.1%	618
Motion Pictures	0.1%	600
Beer, Wine & Distilled Beverages	0.1%	588

1

Specialty- Real Estate	0.1%	507
Paper & Allied Products	0.1%	474
Radio, Television & Computer Stores	0.1%	428
Air Transportation	0.1%	389
Personal Credit Institutions	0.1%	376
Drug Stores & Proprietary Stores	0.1%	353
Hotels & Other Lodging Places	0.1%	309
Medical Instruments & Supplies	0.1%	304
Environmental Services	0.1%	274
Metal Cans & Shipping Containers	0.0%	208
Apparel Products	0.0%	204
Electrical Goods	0.0%	161
Water Transportation	0.0%	148
Savings Institutions	0.0%	134
Wholesale Trade Nondurable Goods	0.0%	124
Research & Testing Services	0.0%	111
Printing & Publishing	0.0%	63
Apparel & Accessory Stores	0.0%	46
Department Stores	0.0%	31
Put Options	0.0%	28
Management Services	0.0%	11
Covered Call Options	0.0%	(0)
Investment Securities, at value	87.8%	448,687
Total Investment Securities	87.8%	$448,687

2

TA IDEX BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.9%)
Aerospace (2.0%)
Lockheed Martin Corp.	50,000	$4,860
Northrop Grumman Corp.	95,000	6,739
Air Transportation (1.0%)
AMR Corp. ‡	160,000	5,928
Amusement & Recreation Services (1.6%)
Disney (Walt) Co. (The)	267,000	9,390
Apparel & Accessory Stores (0.9%)
Nordstrom, Inc.	90,000	5,014
Automotive (1.2%)
General Motors Corp. †	218,000	7,159
Beverages (0.5%)
Pepsi Bottling Group, Inc.	96,000	3,037
Business Services (0.7%)
Convergys Corp. ‡	121,000	3,151
Manpower, Inc.	9,000	656
Chemicals & Allied Products (3.2%)
Dow Chemical Co. (The)	196,000	8,142
du Pont (E.I.) de Nemours & Co.	127,000	6,294
Lyondell Chemical Co.	45,000	1,423
Procter & Gamble Co.	36,000	2,335
Commercial Banks (9.7%)
Bank of America Corp.	153,000	8,045
Citigroup, Inc.	503,000	27,730
JP Morgan Chase & Co.	395,000	20,117
Communication (0.4%)
DIRECTV Group (The), Inc. ‡	87,000	2,122
Communications Equipment (0.3%)
Avaya, Inc. ‡	141,000	1,809
Computer & Data Processing Services (2.8%)
Compuware Corp. ‡	450,000	4,037
Electronic Data Systems Corp.	66,000	1,736
McAfee, Inc. ‡	47,000	1,375
NCR Corp. ‡	26,000	1,232
Sybase, Inc. ‡	53,000	1,372
Symantec Corp. ‡†	363,000	6,429
Computer & Office Equipment (3.2%)
Hewlett-Packard Co.	225,000	9,738
International Business Machines Corp.	71,000	7,040
Lexmark International, Inc. ‡	23,000	1,450
Department Stores (0.9%)
JC Penney Co., Inc.	63,000	5,118
Diversified (0.3%)
Honeywell International, Inc.	41,000	1,873
Electric Services (0.5%)
CMS Energy Corp. ‡	159,000	2,654
Electric, Gas & Sanitary Services (0.4%)
Waste Management, Inc.	66,000	2,507
Electronic & Other Electric Equipment (0.8%)
General Electric Co.	121,000	4,362
Electronic Components & Accessories (0.9%)
Integrated Device Technology, Inc. ‡	204,000	3,087
Intersil Corp.-Class A	90,000	2,120
Food & Kindred Products (2.8%)
Campbell Soup Co.	113,000	4,348
HJ Heinz Co.	128,000	6,031
Kraft Foods, Inc.-Class A †	166,000	5,797
Food Stores (0.7%)
Kroger Co.	147,000	3,763
Health Services (0.8%)
Caremark Rx, Inc.	80,000	4,901
Industrial Machinery & Equipment (2.4%)
Cummins, Inc.	45,000	6,055

1

SPX Corp.	47,000	3,299
Terex Corp. ‡	79,000	4,494
Instruments & Related Products (1.8%)
Agilent Technologies, Inc. ‡	133,000	4,256
Raytheon Co.	118,000	6,124
Insurance (12.7%)
Aetna, Inc.	148,000	6,240
Alleghany Corp. ‡	2,000	717
AMBAC Financial Group, Inc.	65,000	5,727
American Financial Group, Inc.	79,500	2,808
American International Group, Inc.	233,000	15,949
Chubb Corp.	124,000	6,453
Markel Corp. ‡	3,000	1,455
MGIC Investment Corp. †	70,000	4,320
PMI Group, Inc. (The) †	97,000	4,639
Principal Financial Group †	104,000	6,407
SAFECO Corp.	81,000	5,185
St. Paul Travelers Cos., Inc. (The)	114,000	5,797
WellPoint, Inc. ‡	92,000	7,211
Insurance Agents, Brokers & Service (0.7%)
Humana, Inc. ‡	73,000	4,052
Life Insurance (2.0%)
Metlife, Inc.	31,000	1,926
Nationwide Financial Services-Class A	14,000	765
Prudential Financial, Inc.	98,000	8,735
Metal Mining (0.9%)
Freeport-McMoRan Copper & Gold, Inc.-Class B †	89,000	5,118
Mortgage Bankers & Brokers (1.2%)
Countrywide Financial Corp.	165,000	7,174
Motion Pictures (2.1%)
Time Warner, Inc.	549,000	12,007
Oil & Gas Extraction (2.6%)
Devon Energy Corp. †	104,000	7,289
Occidental Petroleum Corp.	168,000	7,788
Petroleum Refining (14.4%)
Chevron Corp.	258,000	18,803
Exxon Mobil Corp.	535,000	39,644
Frontier Oil Corp.	81,000	2,301
Marathon Oil Corp.	94,000	8,492
Tesoro Corp.	85,000	7,003
Valero Energy Corp.	129,000	7,002
Pharmaceuticals (10.4%)
AmerisourceBergen Corp.	106,000	5,552
Biogen Idec, Inc. ‡	73,000	3,529
Cardinal Health, Inc.	67,000	4,785
Johnson & Johnson	105,000	7,014
McKesson Corp.	55,000	3,066
Medco Health Solutions, Inc. ‡	87,000	5,151
Merck & Co., Inc.	226,000	10,114
Pfizer, Inc.	797,000	20,913
Primary Metal Industries (2.4%)
Carpenter Technology Corp.	7,000	820
Nucor Corp.	104,000	6,712
United States Steel Corp.	76,000	6,345
Railroads (0.7%)
CSX Corp.	114,000	4,194
Retail Trade (0.4%)
Dollar Tree Stores, Inc. ‡	69,000	2,171
Security & Commodity Brokers (5.9%)
Bear Stearns Cos. Inc. (The)	41,000	6,759
Goldman Sachs Group, Inc. (The)	35,000	7,426
Lehman Brothers Holdings, Inc.	103,000	8,471
Morgan Stanley	137,000	11,342
Telecommunications (3.5%)
AT&T, Inc.	192,000	7,225

2

CenturyTel, Inc.	72,000	3,228
Citizens Communications Co.	243,000	3,562
Qwest Communications International ‡†	751,000	6,121
Tobacco Products (0.2%)
UST, Inc.	18,000	1,034
Total Common Stocks (cost: $486,928)		575,690

	Principal	Value
SHORT-TERM OBLIGATIONS (0.1%)
Short-Term Investments (0.1%)
Merrill Lynch Money Market Mutual Fund
5.33%, due 06/15/2007	584,650	585
Total Short-Term Obligations (cost: $585)		585

SECURITY LENDING COLLATERAL (5.1%)
Debt (4.8%)
Bank Notes (0.2%)
Bank of America
5.32%, due 02/16/2007	976	976
Commercial Paper (1.5%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	192	192
5.28%, due 02/13/2007	390	390
Bear Stearns & Co.
5.37%, due 07/10/2007	390	390
Charta LLC-144A
5.30%, due 02/26/2007	377	377
Clipper Receivables Corp.
5.28%, due 02/23/2007	187	187
Compass Securitization LLC-144A
5.28%, due 02/12/2007	390	390
CRC Funding LLC-144A
5.29%, due 03/07/2007	375	375
Den Danske Bank
5.29%, due 02/12/2007	763	763
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	390	390
5.29%, due 02/16/2007	390	390
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	390	390
General Electric Capital Corp.
5.29%, due 03/23/2007	195	195
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	382	382
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	586	586
Morgan Stanley
5.38%, due 08/01/2007	390	390
Old Line Funding LLC-144A
5.29%, due 02/12/2007	186	186
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	186	186
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	185	185
5.33%, due 02/08/2007	195	195
5.29%, due 02/20/2007	186	186
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	390	390
5.28%, due 02/06/2007	383	383
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	195	195
Variable Funding Capital Co. LLC-144A

3

5.31%, due 02/02/2007	391	391
Yorktown Capital LLC
5.29%, due 02/06/2007	189	189
5.29%, due 02/15/2007	381	381
Euro Dollar Overnight (0.3%)
Bank of Nova Scotia
5.29%, due 02/06/2007	391	391
BNP Paribas
5.28%, due 02/01/2007	51	51
Societe Generale
5.28%, due 02/05/2007	1,367	1,367
Euro Dollar Terms (1.7%)
Bank of Nova Scotia
5.30%, due 02/27/2007	781	781
Barclays
5.31%, due 04/09/2007	586	586
Calyon
5.31%, due 02/22/2007	976	976
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	586	586
Citigroup
5.31%, due 03/16/2007	391	391
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	781	781
5.28%, due 02/16/2007	1,953	1,953
Fortis Bank
5.29%, due 03/26/2007	391	391
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	586	586
Marshall & Ilsley Bank
5.30%, due 03/19/2007	391	391
Rabobank Nederland
5.28%, due 02/26/2007	195	195
Royal Bank of Canada
5.31%, due 02/14/2007	586	586
5.31%, due 02/15/2007	391	391
Royal Bank of Scotland
5.29%, due 02/09/2007	391	391
Societe Generale
5.28%, due 02/27/2007	586	586
UBS AG
5.28%, due 03/23/2007	195	195
Repurchase Agreements (1.1%) ††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $1,093 on 02/01/2007	1,093	1,093
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $4,036 on 02/01/2007	4,036	4,036
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $1,367 on 02/01/2007	1,367	1,367

	Shares	Value
Investment Companies (0.3%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	1,475,197	1,475
Total Security Lending Collateral (cost: $29,176)		29,176

Total Investment Securities (cost: $516,689) #		$605,451

4

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $27,861.
††

Cash collateral for the Repurchase Agreements, valued at $6,595, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for federal income tax purposes is $516,850. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $91,785 and $3,184, respectively. Net unrealized appreciation for tax purposes is $88,601.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $6,159 or 1.1% of the net assets of the Fund.

5

TA IDEX BlackRock Natural Resources

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

As of January 31, 2007, The Fund did not invest in any securities.

TA IDEX Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.1%)
Australia (11.0%)
Centro Properties Group	427,678	2,991
DB RREEF Trust	486,254	$665
GPT Group (a)	1,384,984	5,868
Investa Property Group	781,100	1,494
Macquarie CountryWide Trust (a)	992,170	1,706
Macquarie Goodman Group	873,084	4,971
Mirvac Group	272,264	1,187
Stockland	367,900	2,419
Valad Property Group	906,200	1,264
Westfield Group (a)	786,804	13,597
Austria (0.4%)
Conwert Immobilien Invest AG ‡	58,600	1,333
Bermuda (2.4%)
Hongkong Land Holdings, Ltd.	1,153,000	5,119
Kerry Properties, Ltd.	618,000	2,897
Canada (3.2%)
Brookfield Properties Co.	43,500	2,025
Calloway Real Estate Investment Trust	8,700	217
Calloway Real Estate Investment Trust-144A	54,700	1,367
Dundee Real Estate Investment Trust	72,700	2,461
RioCan Real Estate Investment Trust	105,900	2,257
Sunrise Senior Living, Inc.	180,100	2,270
Cayman Islands (0.2%)
Shui On Land, Ltd. ‡	730,300	615
China (0.1%)
Guangzhou R&F Properties Co., Ltd.-Class H	278,100	537
Finland (0.8%)
Sponda Oyj (a)	130,700	1,885
Sponda Oyj ¡	52,280	754
France (4.1%)
Klepierre	27,980	4,945
Societe de la Tour Eiffel (a)	11,100	1,933
Unibail (a)	26,520	6,668
Germany (1.5%)
Deutsche Wohnen AG	17,180	1,183
Develica Deutschland, Ltd. ‡	663,100	855
DIC Asset AG	31,100	1,297
IVG Immobilien AG	13,212	599
Patrizia Immobilien AG ‡	33,400	933
Hong Kong (4.1%)
Agile Property Holdings, Ltd.	1,133,700	926
Cheung Kong Holdings, Ltd. (a)	273,400	3,599
Hang Lung Development Co.	482,448	1,650
Link (The) (a)	645,200	1,519
Sun Hung Kai Properties, Ltd.	486,645	5,889
Italy (0.5%)
Beni Stabili SpA (a)	992,060	1,636
Japan (11.4%)
Japan Logistics Fund, Inc. (a)	224	2,130
Japan Retail Fund Investment (a)	198	1,801
Kenedix Realty Investment Corp. (a)	115	763
Mitsubishi Estate Co., Ltd.	460,600	13,137
Mitsui Fudosan Co., Ltd.	446,300	11,549
Nippon Building Fund, Inc. (a)	223	3,300
Sumitomo Realty & Development Co., Ltd.	139,500	4,832
Netherlands (1.9%)
Rodamco Europe NV (a)	35,540	4,789
Vastned Retail NV (a)	15,400	1,461
Norway (0.3%)
Norwegian Property ASA ‡	82,500	925
Singapore (2.7%)

1

Allgreen Properties, Ltd.	143,500	157
Capitaland, Ltd.	846,400	3,691
CapitaMall Trust (a)	950,500	2,004
City Developments, Ltd.	133,700	1,218
Keppel Land, Ltd.	247,500	1,208
Wing Tai Holdings, Ltd.	360,300	586
Sweden (0.9%)
Castellum AB	218,700	2,951
United Kingdom (11.9%)
Atlas Estates, Ltd.	5,300	34
British Land Co. PLC	282,700	8,682
Capital & Regional PLC	39,012	1,199
Dawnay Day Treveria PLC	188,100	341
Derwent Valley Holdings PLC (a)	80,629	3,071
Great Portland Estates PLC	237,300	3,268
Hammerson PLC	244,200	7,007
Land Securities Group PLC	301,660	12,636
Mapeley, Ltd.	7,855	578
Northern European Properties, Ltd. ‡	226,700	345
Slough Estates PLC	136,680	1,988
United States (40.7%)
AMB Property Corp.	34,900	2,124
Archstone-Smith Trust	109,100	6,896
AvalonBay Communities, Inc.	40,300	5,979
BioMed Realty Trust, Inc.	53,700	1,602
Boston Properties, Inc.	66,700	8,410
BRE Properties-Class A	52,000	3,609
Camden Property Trust	32,860	2,576
Corporate Office Properties Trust SBI MD †	47,300	2,520
Developers Diversified Realty Corp.	49,800	3,343
Douglas Emmett, Inc.	56,300	1,540
Equity Office Properties Trust	122,300	6,794
Equity Residential	81,500	4,587
Extra Space Storage, Inc.	67,100	1,325
Federal Realty Investment Trust	47,000	4,391
General Growth Properties, Inc.	57,160	3,517
Health Care Property Investors, Inc. †	83,400	3,440
Highwood Properties, Inc.	63,500	2,775
Home Properties, Inc.	18,900	1,215
Host Hotels & Resorts, Inc.	190,343	5,038
Kilroy Realty Corp.	21,800	1,893
Kimco Realty Corp.	24,986	1,239
Liberty Property Trust †	51,449	2,662
Macerich Co. (The)	48,600	4,643
Maguire Properties, Inc. †	37,600	1,634
Nationwide Health Properties, Inc. †	46,500	1,549
Omega Healthcare Investors, Inc.	107,300	1,945
Post Properties, Inc.	13,500	655
Prologis	92,300	6,000
Public Storage, Inc.	52,800	5,743
Regency Centers Corp.	49,300	4,294
Simon Property Group, Inc.	85,300	9,757
SL Green Realty Corp.	33,700	4,940
Strategic Hotels & Resorts, Inc.	42,200	908
Sunstone Hotel Investors, Inc.	42,200	1,194
Taubman Centers, Inc.	27,100	1,579
United Dominion Realty Trust, Inc.	79,900	2,620
Ventas, Inc.	66,300	3,066
Vornado Realty Trust	41,900	5,126
Washington Real Estate Investment Trust †	21,600	923
Total Common Stocks (cost: $237,172)		323,233

	Contracts ♦	Value
PURCHASED OPTIONS (0.7%)
Put Options (0.7%)

2

Brascan Residential Properties ¡	306,100	2,377
Put Strike $.00
Expires 10/22/2007
Total Purchased Options (cost: $2,297)		2,377

	Principal	Value
SECURITY LENDING COLLATERAL (1.9%)
Debt (1.8%)
Bank Notes (0.1%)
Bank of America
5.32%, due 02/16/2007	202	202
Commercial Paper (0.6%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	40	40
5.28%, due 02/13/2007	81	81
Bear Stearns & Co.
5.37%, due 07/10/2007	81	81
Charta LLC-144A
5.30%, due 02/26/2007	78	78
Clipper Receivables Corp.
5.28%, due 02/23/2007	39	39
Compass Securitization LLC-144A
5.28%, due 02/12/2007	81	81
CRC Funding LLC-144A
5.29%, due 03/07/2007	77	77
Den Danske Bank
5.29%, due 02/12/2007	158	158
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	81	81
5.29%, due 02/16/2007	81	81
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	81	81
General Electric Capital Corp.
5.29%, due 03/23/2007	40	40
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	79	79
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	121	121
Morgan Stanley
5.38%, due 08/01/2007	81	81
Old Line Funding LLC-144A
5.29%, due 02/12/2007	38	38
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	38	38
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	38	38
5.33%, due 02/08/2007	40	40
5.29%, due 02/20/2007	38	38
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	81	81
5.28%, due 02/06/2007	79	79
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	40	40
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	81	81
Yorktown Capital LLC
5.29%, due 02/06/2007	39	39
5.29%, due 02/15/2007	79	79
Euro Dollar Overnight (0.1%)
Bank of Nova Scotia
5.29%, due 02/06/2007	81	81
BNP Paribas
5.28%, due 02/01/2007	11	11
Societe Generale
5.28%, due 02/05/2007	283	283

3

Euro Dollar Terms (0.6%)
Bank of Nova Scotia
5.30%, due 02/27/2007	161	161
Barclays
5.31%, due 04/09/2007	121	121
Calyon
5.31%, due 02/22/2007	202	202
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	121	121
Citigroup
5.31%, due 03/16/2007	81	81
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	162	162
5.28%, due 02/16/2007	404	404
Fortis Bank
5.29%, due 03/26/2007	81	81
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	121	121
Marshall & Ilsley Bank
5.30%, due 03/19/2007	81	81
Rabobank Nederland
5.28%, due 02/26/2007	40	40
Royal Bank of Canada
5.31%, due 02/14/2007	121	121
5.31%, due 02/15/2007	81	81
Royal Bank of Scotland
5.29%, due 02/09/2007	81	81
Societe Generale
5.28%, due 02/27/2007	121	121
UBS AG
5.28%, due 03/23/2007	40	40
Repurchase Agreements (0.4%) ††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $226 on 02/01/2007	226	226
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $835 on 02/01/2007	835	835
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $283 on 02/01/2007	283	283

	Shares	Value
Investment Companies (0.1%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	305,152	305
Total Security Lending Collateral (cost: $6,035)		6,035
Total Investment Securities (cost: $245,504) #		$331,645

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Passive Foreign Investment Company.
‡	Non-income producing.
†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $5,830.
††

Cash collateral for the Repurchase Agreements, valued at $1,364, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

4

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
♦	Contract amounts are not in thousands.
¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $254,876. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $76,829 and $60, respectively. Net unrealized appreciation for tax purposes is $76,769.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $2,640 or 0.8% of the net assets of the Fund.

5

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Diversified	16.3%	$54,117
Office Property	14.4%	47,382
Shopping Center	13.2%	43,386
Regional Mall	10.7%	35,203
Engineering & Management Services	9.6%	31,770
Apartments	8.5%	28,137
Residential Building Construction	5.8%	19,026
Operating/ Development	5.7%	18,608
Hotels	4.0%	13,009
Health Care	3.7%	12,272
Industrial Property	3.3%	10,785
Storage	2.1%	7,067
Put Options	0.7%	2,377
Warehouse	0.7%	2,130
Security & Commodity Brokers	0.1%	341
Investment Securities, at value	98.8%	325,610
Short-Term Investments	1.9%	6,035
Total Investment Securities	100.7%	$331,645

1

TA IDEX Evergreen Health Care

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (1.6%)
Pharmaceuticals (1.6%)
Fresenius AG	31,566	$6,630
Total Preferred Stocks (cost: $5,119)		6,630

COMMON STOCKS (94.8%)
Chemicals & Allied Products (1.8%)
Bayer AG	90,383	5,309
Syngenta AG ‡	13,776	2,532
Drug Stores & Proprietary Stores (1.4%)
CVS Corp.	183,628	6,179
Furniture & Fixtures (0.3%)
Kinetic Concepts, Inc. ‡	28,973	1,425
Health Services (3.5%)
Caremark Rx, Inc.	50,000	3,063
Human Genome Sciences, Inc. ‡†	260,585	3,070
Manor Care, Inc. †	33,928	1,806
Nektar Therapeutics ‡†	128,985	1,638
Quest Diagnostics, Inc.	98,526	5,171
Holding & Other Investment Offices (1.1%)
Daiichi Sanyko Co., Ltd.	168,500	4,681
Poniard Pharmaceuticals, Inc. Warrants, Expires 12/08/2008 ‡a¡	1,200	—	☐
Instruments & Related Products (2.1%)
Bio-Rad Laboratories, Inc.-Class A ‡	33,391	2,873
Cyberonics, Inc. ‡†	73,071	1,540
Thermo Electron Corp. ‡	97,844	4,682
Insurance (4.6%)
Cigna Corp.	44,166	5,848
WellPoint, Inc. ‡	174,342	13,665
Medical Instruments & Supplies (11.3%)
Applera Corp.-Applied Biosystems Group	117,572	4,087
Baxter International, Inc.	53,468	2,655
Biomet, Inc.	123,058	5,213
Cepheid, Inc. ‡	82,196	680
Fresenius Medical Care AG	22,819	3,039
Kyphon, Inc. ‡†	19,913	932
Medtronic, Inc.	91,210	4,875
Smith & Nephew PLC	323,247	3,624
Sorin SpA ‡	345,651	728
St. Jude Medical, Inc. ‡	178,547	7,635
Vital Signs, Inc.	31,836	1,655
Wright Medical Group, Inc. ‡	266,700	5,838
Zimmer Holdings, Inc. ‡	87,829	7,397
Pharmaceuticals (66.5%)
Abbott Laboratories	295,291	15,650
Adolor Corp. ‡†	61,782	432
Alexion Pharmaceuticals, Inc. ‡†	19,724	820
Alkermes, Inc. ‡†	111,750	1,667
Alpharma, Inc.-Class A	41,451	1,142
Amgen, Inc. ‡	177,667	12,502
Angiotech Pharmaceuticals, Inc. ‡	214,392	1,878
Arena Pharmaceuticals, Inc. ‡†	109,186	1,394
ARIAD Pharmaceuticals, Inc. ‡†	56,872	291
Arqule, Inc. ‡	185,889	1,218
AstraZeneca PLC	143,698	7,988
AtheroGenics, Inc. ‡†	135,008	1,593
BioCryst Pharmaceuticals, Inc. ‡†	93,872	955
Biogen Idec, Inc. ‡	194,171	9,386
BioMarin Pharmaceuticals, Inc. ‡	81,831	1,550
Bristol-Myers Squibb Co.	302,508	8,709
Celgene Corp. ‡	89,767	4,819
Chugai Pharmaceutical Co., Ltd.	199,200	4,455
Cubist Pharmaceuticals, Inc. ‡†	125,918	2,317
CV Therapeutics, Inc. ‡†	71,241	961

1

Cytokinetics, Inc. ‡	93,251	738
Elan Corp. PLC, ADR ‡	73,167	911
Genentech, Inc. ‡	134,791	11,777
Genmab A/S ‡	117,500	7,423
Genzyme Corp. ‡	70,052	4,604
Geron Corp. ‡†	128,001	1,048
GlaxoSmithKline PLC, ADR	207,892	11,253
Hospira, Inc. ‡	90,211	3,318
ImClone Systems, Inc. ‡†	57,311	1,688
Ipsen	67,505	3,066
Johnson & Johnson	200,455	13,390
Lilly (Eli) & Co.	106,732	5,776
MannKind Corp., Warrants, Expires 8/5/2020 ‡a¡	30,624	27
Martek Biosciences Corp. ‡†	139,524	3,252
Medarex, Inc. ‡	195,678	2,636
MedImmune, Inc. ‡†	207,150	7,180
Merck & Co., Inc.	172,166	7,704
Merck KGaA	51,856	6,028
MGI PHARMA, Inc. ‡	69,043	1,327
Millennium Pharmaceuticals, Inc. ‡†	136,577	1,516
Mylan Laboratories	61,424	1,360
Novartis AG, ADR	181,820	10,489
Novo Nordisk A/S-Class B	88,200	7,578
NPS Pharmaceuticals, Inc. ‡	109,278	426
OSI Pharmaceuticals, Inc. ‡†	177,892	6,052
Par Pharmaceutical Cos., Inc. ‡†	126,684	3,342
PDL BioPharma, Inc. ‡†	94,988	1,948
Pfizer, Inc.	436,488	11,453
QLT, Inc. ‡†	166,927	1,566
Roche Holding AG-Genusschein	62,391	11,685
Sanofi-Aventis, ADR	70,180	3,094
Schering-Plough Corp.	510,519	12,763
Sepracor, Inc. ‡†	78,467	4,477
Sigma-Aldrich Corp.	58,757	2,230
Tanox, Inc. ‡†	240,740	4,673
Taro Pharmaceuticals Industries ‡†	59,733	549
Tercica, Inc. ‡†	70,140	361
Theravance, Inc. ‡	53,476	1,835
Trimeris, Inc. ‡†	170,242	2,291
United Therapeutics Corp. ‡†	44,507	2,386
Valeant Pharmaceuticals International	115,795	2,041
Valera Pharmaceuticals, Inc. ‡†a	188,440	1,466
Vertex Pharmaceuticals, Inc. ‡	32,120	1,135
Viropharma, Inc. ‡	52,149	888
Watson Pharmaceuticals, Inc. ‡	20,269	552
Wyeth	220,169	10,879
Zymogenetics, Inc. ‡†	169,959	2,711
Research & Testing Services (2.2%)
Celera Group ‡	96,033	1,523
Incyte Corp. ‡	342,795	2,547
Insmed, Inc. ‡†	406,488	390
Maxygen, Inc. ‡	77,276	878
Regeneron Pharmaceuticals, Inc. ‡	203,623	4,050
Total Common Stocks (cost: $354,540)		405,847

	Principal	Value
SECURITY LENDING COLLATERAL (13.0%)
Debt (12.4%)
Bank Notes (0.4%)
Bank of America
5.32%, due 02/16/2007	1,867	1,867
Commercial Paper (3.9%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	366	366

2

5.28%, due 02/13/2007	747	747
Bear Stearns & Co.
5.37%, due 07/10/2007	747	747
Charta LLC-144A
5.30%, due 02/26/2007	722	722
Clipper Receivables Corp.
5.28%, due 02/23/2007	358	358
Compass Securitization LLC-144A
5.28%, due 02/12/2007	747	747
CRC Funding LLC-144A
5.29%, due 03/07/2007	717	717
Den Danske Bank
5.29%, due 02/12/2007	1,459	1,459
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	747	747
5.29%, due 02/16/2007	747	747
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	747	747
General Electric Capital Corp.
5.29%, due 03/23/2007	374	374
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	730	730
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	1,120	1,120
Morgan Stanley
5.38%, due 08/01/2007	747	747
Old Line Funding LLC-144A
5.29%, due 02/12/2007	356	356
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	357	357
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	354	354
5.33%, due 02/08/2007	374	374
5.29%, due 02/20/2007	356	356
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	747	747
5.28%, due 02/06/2007	733	733
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	374	374
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	747	747
Yorktown Capital LLC
5.29%, due 02/06/2007	362	362
5.29%, due 02/15/2007	728	728
Euro Dollar Overnight (0.8%)
Bank of Nova Scotia
5.29%, due 02/06/2007	747	747
BNP Paribas
5.28%, due 02/01/2007	98	98
Societe Generale
5.28%, due 02/05/2007	2,614	2,614
Euro Dollar Terms (4.4%)
Bank of Nova Scotia
5.30%, due 02/27/2007	1,494	1,494
Barclays
5.31%, due 04/09/2007	1,120	1,120
Calyon
5.31%, due 02/22/2007	1,867	1,867
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	1,120	1,120
Citigroup
5.31%, due 03/16/2007	747	747

3

Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	1,494	1,494
5.28%, due 02/16/2007	3,735	3,735
Fortis Bank
5.29%, due 03/26/2007	747	747
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	1,120	1,120
Marshall & Ilsley Bank
5.30%, due 03/19/2007	747	747
Rabobank Nederland
5.28%, due 02/26/2007	374	374
Royal Bank of Canada
5.31%, due 02/14/2007	1,120	1,120
5.31%, due 02/15/2007	747	747
Royal Bank of Scotland
5.29%, due 02/09/2007	747	747
Societe Generale
5.28%, due 02/27/2007	1,120	1,120
UBS AG
5.28%, due 03/23/2007	374	374
Repurchase Agreements (2.9%) ††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $2,090 on 02/01/2007	2,090	2,090
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $7,720 on 02/01/2007	7,719	7,719
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $2,615 on 02/01/2007	2,614	2,614

	Shares	Value
Investment Companies (0.6%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	2,821,721	2,822
Total Security Lending Collateral (cost: $55,807)		55,807
Total Investment Securities (cost: $415,466) #		$468,284

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $53,040.

a	Security is deemed to be illiquid.

††

Cash collateral for the Repurchase Agreements, valued at $12,615, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

ÿ	Value is less than $1.

¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.

4

#

Aggregate cost for federal income tax purposes is $418,763. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $61,159 and $11,638, respectively. Net unrealized appreciation for tax purposes is $49,521.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $11,788 or 2.8% of the net assets of the Fund.

ADR	American Depositary Receipt

5

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (92.8%)
Argentina (0.6%)
IRSA Inversiones y Representaciones SA, GDR ‡†	152,154	$2,719
Australia (1.5%)
QBE Insurance Group, Ltd.	302,055	7,206
Belgium (1.0%)
Barco NV	22,978	2,005
Umicore	15,662	2,739
Bermuda (1.0%)
China Gas Holdings, Ltd.	23,568,000	4,708
Brazil (1.3%)
Empresa Brasileira de Aeronautica SA, ADR	89,635	3,635
Tim Participacoes SA, ADR †	79,319	2,652
Canada (0.4%)
Eldorado Gold Corp. ‡	347,700	1,979
Cayman Islands (0.5%)
SINA Corp. ‡†	69,266	2,478
China (1.1%)
Sinotrans, Ltd.-Class H	12,854,000	5,004
Denmark (1.3%)
Rockwool International AS-Class B	33,980	6,218
Finland (1.2%)
Amer Group	68,250	1,485
Nokian Renkaat OYJ	225,400	4,440
France (9.8%)
Carbone Lorraine SA	35,020	2,013
EDF Energies Nouvelles SA ‡	141,369	7,256
Eurofins Scientific ‡†	79,674	5,482
Flo Groupe ‡	133,212	1,648
Groupe Crit	31,531	1,319
Michelin (C.G.D.E.)-Class B	26,118	2,383
Neopost SA	81,312	10,429
Rhodia ‡	2,871,473	10,298
Sechilienne-Sidec	18,536	1,002
Societe BIC SA	70,993	4,779
Germany (9.9%)
Adidas AG	153,923	7,385
Bilfinger Berger AG	131,073	10,180
Continental AG	63,622	7,677
Hochtief AG	91,915	7,479
Leoni AG	83,600	3,472
Patrizia Immobilien AG ‡	106,128	2,965
Premiere AG ‡†	165,295	3,188
Puma AG Rudolf Dassler Sport	4,319	1,564
Software AG	46,803	3,567
Greece (1.3%)
Intralot SA-Integrated Lottery Systems & Services	35,304	1,185
J&P-Avax SA	63,797	589
Postal Savings Bank ‡	181,236	4,569
Ireland (3.1%)
Anglo Irish Bank Corp. PLC	370,097	7,474
C&C Group PLC	170,539	2,504
Kingspan Group PLC	194,445	4,894
Italy (6.3%)
CIR-Compagnie Industriali Riunite SpA	1,803,246	6,614
Davide Campari-Milano SpA	324,852	3,305
Geox SpA	265,481	4,239
Gruppo Coin SpA ‡	965,153	6,528
Impregilo SpA ‡	1,573,269	9,512
Japan (12.4%)
Advan Co., Ltd. †	107,700	1,300
Bank of Yokohama, Ltd. (The)-144A	516,000	4,159
Capcom Co., Ltd.	313,900	5,917

1

Diamond Lease Co., Ltd.	53,300	2,648
Elpida Memory, Inc. ‡	16,400	709
Isetan Co., Ltd.	28,900	542
Ishikawajima-Harima Heavy Industries Co., Ltd.	1,367,000	5,119
Koei Co, Ltd. †	146,500	2,434
Megachips Corp. †	85,600	1,907
Message Co., Ltd.	979	1,853
Mitsubishi Gas Chemical Co., Inc.	355,000	3,771
Nidec Corp.	36,900	2,602
Nipponkoa Insurance Co., Ltd.	516,000	4,223
Okumura Corp.	448,000	2,333
Square Enix Co., Ltd. †	202,700	5,513
Sumitomo Bakelite Co., Ltd.	249,000	1,754
Toho Co., Ltd.	102,700	1,881
Tokuyama Corp.	266,000	4,255
Tokyo Tatemono Co., Ltd.	215,000	2,606
Toray Industries, Inc.	459,000	3,480
Mexico (0.5%)
Alsea SA	420,000	2,522
Netherlands (5.8%)
Boskalis Westminster	153,165	13,972
Buhrmann NV	90,106	1,345
Grolsch NV	29,903	1,205
Koninklijke BAM Groep NV	81,640	1,686
Laurus NV ‡	878,176	3,093
Macintosh Retail Group NV	58,835	2,246
SBM Offshore NV	79,638	2,798
USG People NV	31,288	1,316
Norway (0.8%)
Aker Yards AS	45,340	3,591
Singapore (1.1%)
Allgreen Properties, Ltd.	1,686,000	1,843
CapitaCommercial Trust REIT	2,008,000	3,515
South Korea (1.5%)
Korean Air Lines Co., Ltd.	52,813	1,885
Lotte Confectionery Co., Ltd. ‡	1,980	2,450
Tae Young Corp. ‡	37,590	2,639
Spain (7.8%)
Cia de Distribucion Integral Logista SA	115,643	7,634
Cintra Concesiones de Infraestructuras de Transporte SA	284,937	4,658
Grifols SA ‡	459,873	7,022
La Seda de Barcelona SA-Class B ‡	801,697	2,688
Promotora de Informaciones SA	102,459	1,905
Sol Melia SA	166,174	3,556
Tecnicas Reunidas SA	83,973	3,629
Uralita SA	849,459	6,159
Switzerland (2.7%)
Lindt & Spruengli AG	1,955	4,824
Logitech International SA ‡	290,928	8,277
United Kingdom (19.9%)
Arriva PLC	306,214	4,310
Ashtead Group PLC	783,641	2,673
BlueBay Asset Management/United Kingdom ‡	30,900	236
Carphone Warehouse Group PLC	918,815	5,544
Charter PLC ‡	390,100	6,490
Enterprise Inns PLC	349,594	4,400
FirstGroup PLC	352,695	3,759
Game Group PLC	5,215,689	13,987
Gems TV Holdings, Ltd. ‡	1,995,000	1,610
ICAP PLC	341,438	3,263
ITV PLC	614,181	1,295
Land of Leather Holdings PLC	460,289	2,761
Man Group PLC	377,067	3,947
Marstons PLC	492,698	4,120
National Express Group PLC	224,945	4,645

2

Numis Corp. PLC	401,069	2,245
Pennon Group PLC	359,547	3,994
Photo-Me International PLC	2,149,628	3,608
Premier Oil PLC ‡	62,978	1,419
Punch Taverns PLC	202,526	4,547
RAB Capital PLC	991,338	1,873
Randgold Resources, Ltd., ADR ‡	47,395	1,114
Regent Inns PLC ‡	1,268,670	2,434
Spring Group PLC	164,638	192
Stagecoach Group PLC	1,316,695	3,866
Star Energy Group PLC ‡	387,522	1,868
Topps Tiles PLC	515,706	2,837
Tullow Oil PLC	219,580	1,713
Total Common Stocks (cost: $355,459)		442,981

	Principal	Value
SECURITY LENDING COLLATERAL (4.1%)
Debt (3.9%)
Bank Notes (0.1%)
Bank of America
5.32%, due 02/16/2007	649	649
Commercial Paper (1.2%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	127	127
5.28%, due 02/13/2007	259	259
Bear Stearns & Co.
5.37%, due 07/10/2007	259	259
Charta LLC-144A
5.30%, due 02/26/2007	251	251
Clipper Receivables Corp.
5.28%, due 02/23/2007	124	124
Compass Securitization LLC-144A
5.28%, due 02/12/2007	259	259
CRC Funding LLC-144A
5.29%, due 03/07/2007	249	249
Den Danske Bank
5.29%, due 02/12/2007	507	507
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	260	260
5.29%, due 02/16/2007	260	260
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	260	260
General Electric Capital Corp.
5.29%, due 03/23/2007	130	130
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	254	254
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	389	389
Morgan Stanley
5.38%, due 08/01/2007	260	260
Old Line Funding LLC-144A
5.29%, due 02/12/2007	123	123
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	124	124
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	123	123
5.33%, due 02/08/2007	130	130
5.29%, due 02/20/2007	123	123
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	260	260
5.28%, due 02/06/2007	255	255
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	130	130
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	260	260

3

Yorktown Capital LLC
5.29%, due 02/06/2007	126	126
5.29%, due 02/15/2007	253	253
Euro Dollar Overnight (0.3%)
Bank of Nova Scotia
5.29%, due 02/06/2007	260	260
BNP Paribas
5.28%, due 02/01/2007	34	34
Societe Generale
5.28%, due 02/05/2007	908	908
Euro Dollar Terms (1.4%)
Bank of Nova Scotia
5.30%, due 02/27/2007	519	519
Barclays
5.31%, due 04/09/2007	389	389
Calyon
5.31%, due 02/22/2007	649	649
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	389	389
Citigroup
5.31%, due 03/16/2007	260	260
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	519	519
5.28%, due 02/16/2007	1,298	1,298
Fortis Bank
5.29%, due 03/26/2007	260	260
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	389	389
Marshall & Ilsley Bank
5.30%, due 03/19/2007	260	260
Rabobank Nederland
5.28%, due 02/26/2007	130	130
Royal Bank of Canada
5.31%, due 02/14/2007	389	389
5.31%, due 02/15/2007	260	260
Royal Bank of Scotland
5.29%, due 02/09/2007	260	260
Societe Generale
5.28%, due 02/27/2007	389	389
UBS AG
5.28%, due 03/23/2007	130	130
Repurchase Agreements (0.9%) ††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $726 on 02/01/2007	726	726
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $2,683 on 02/01/2007	2,682	2,682
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $909 on 02/01/2007	908	908

	Shares	Value
Investment Companies (0.2%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	980,530	980
Total Security Lending Collateral (cost: $19,392)		19,392
Total Investment Securities (cost: $374,851) #		$462,373

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

4

†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $18,430.
††

Cash collateral for the Repurchase Agreements, valued at $4,384, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for federal income tax purposes is $375,231. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $91,579 and $4,437, respectively. Net unrealized appreciation for tax purposes is $87,142.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $8,255 or 1.7% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

5

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Engineering & Management Services	5.9%	$28,172
Rubber & Misc. Plastic Products	4.9%	23,449
Chemicals & Allied Products	4.8%	22,767
Computer & Data Processing Services	4.6%	21,803
Transportation & Public Utilities	4.5%	21,584
Computer & Office Equipment	4.2%	20,051
Lumber & Other Building Materials	3.6%	17,271
Business Services	3.6%	17,110
Construction	3.4%	16,368
Commercial Banks	3.4%	16,202
Restaurants	3.3%	15,551
Radio, Television & Computer Stores	2.9%	13,987
Security & Commodity Brokers	2.4%	11,564
Insurance	2.4%	11,430
Industrial Machinery & Equipment	2.1%	10,081
Electronic Components & Accessories	2.0%	9,397
Wholesale Trade Durable Goods	1.9%	8,934
Printing & Publishing	1.8%	8,519
Electric Services	1.7%	8,258
Holding & Other Investment Offices	1.7%	8,223
Telecommunications	1.7%	8,195
Oil & Gas Extraction	1.6%	7,798
Health Services	1.5%	7,335
Food & Kindred Products	1.5%	7,274
Pharmaceuticals	1.5%	7,022
Beverages	1.5%	7,014
Shoe Stores	1.4%	6,528
Metal Mining	1.2%	5,833
Specialty- Real Estate	1.2%	5,571
Paper & Allied Products	1.0%	4,779
Public Administration	1.0%	4,658
Real Estate	1.0%	4,562
Retail Trade	0.9%	4,446
Leather & Leather Products	0.9%	4,239
Beer, Wine & Distilled Beverages	0.9%	4,120
Electric, Gas & Sanitary Services	0.8%	3,994
Aerospace	0.8%	3,635
Instruments & Related Products	0.8%	3,608
Transportation Equipment	0.7%	3,591
Hotels & Other Lodging Places	0.7%	3,556
Textile Mill Products	0.7%	3,480
Communication	0.7%	3,187
Food Stores	0.6%	3,092
Furniture & Home Furnishings Stores	0.6%	2,761
Personal Credit Institutions	0.5%	2,648
Misc. General Merchandise Stores	0.5%	2,246
Air Transportation	0.4%	1,885
Motion Pictures	0.4%	1,881
Manufacturing Industries	0.3%	1,485
Radio & Television Broadcasting	0.3%	1,295
Department Stores	0.1%	542
Investment Securities, at value	92.8%	442,981
Short-Term Investments	4.1%	19,392
Total Investment Securities	96.9%	$462,373

1

TA IDEX Federated Market Opportunity

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (20.2%)
United States (20.2%)
U.S. Treasury Note
3.50%, due 02/15/2010	$8,000	$7,699
Total U.S. Government Obligations (cost: $7,734)		7,699
FOREIGN GOVERNMENT OBLIGATIONS (3.3%)
South Africa (3.3%)
Republic of South Africa
10.00%, due 02/28/2008 ZAR	8,850	1,247
Total Foreign Government Obligations (cost: $1,242)		1,247

	Shares	Value
COMMON STOCKS (44.5%)
Canada (13.9%)
Barrick Gold Corp.	34,000	1,007
Canetic Resources Trust	32,000	404
EnCana Corp.	17,800	855
Goldcorp, Inc. †	51,000	1,413
Pengrowth Energy Trust	28,000	471
Penn West Energy Trust	29,000	879
Petro	7,000	271
France (1.8%)
Sanofi-Aventis	8,000	701
Japan (3.3%)
NTT DoCoMo, Inc.	294	447
Shinsei Bank, Ltd.	150,000	821
South Africa (9.7%)
AngloGold Ashanti, Ltd., ADR †	33,500	1,575
Gold Fields, Ltd., Sponsored ADR †	100,000	1,689
Sasol, Ltd., Sponsored ADR	13,000	443
Switzerland (1.0%)
Swisscom AG	1,000	372
United Kingdom (1.2%)
AstraZeneca PLC	8,000	445
United States (13.6%)
BJ Services Co.	14,500	401
Cimarex Energy Co.	8,600	322
Newmont Mining Corp.	35,300	1,592
Patterson-UTI Energy, Inc. †	40,000	966
Pogo Producing Co.	38,900	1,928
Total Common Stocks (cost: $16,051)		17,002

	Contracts ♦	Value
PURCHASED OPTIONS (2.6%)
Put Options (2.6%)
iShares MSCI Emerging Market Index	180	184
Put Strike $120.00
Expires 06/16/2007
Nasdaq 100 Index	260	104
Put Strike $48.00
Expires 06/16/2007
S&P 500 Index	300	372
Put Strike $1,425.00
Expires 03/17/2007
S&P 500 Index	130	352
Put Strike $1,460.00
Expires 03/17/2007
Total Purchased Options (cost: $2,404)		1,012

	Principal	Value
SECURITY LENDING COLLATERAL (13.5%)
Debt (12.8%)
Bank Notes (0.5%)

1

Bank of America
5.32%, due 02/16/2007	172	172
Commercial Paper (4.0%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	34	34
5.28%, due 02/13/2007	69	69
Bear Stearns & Co.
5.37%, due 07/10/2007	69	69
Charta LLC-144A
5.30%, due 02/26/2007	66	66
Clipper Receivables Corp.
5.28%, due 02/23/2007	33	33
Compass Securitization LLC-144A
5.28%, due 02/12/2007	69	69
CRC Funding LLC-144A
5.29%, due 03/07/2007	66	66
Den Danske Bank
5.29%, due 02/12/2007	134	134
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	69	69
5.29%, due 02/16/2007	69	69
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	69	69
General Electric Capital Corp.
5.29%, due 03/23/2007	34	34
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	67	67
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	103	103
Morgan Stanley
5.38%, due 08/01/2007	69	69
Old Line Funding LLC-144A
5.29%, due 02/12/2007	33	33
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	33	33
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	33	33
5.33%, due 02/08/2007	34	34
5.29%, due 02/20/2007	33	33
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	69	69
5.28%, due 02/06/2007	67	67
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	34	34
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	69	69
Yorktown Capital LLC
5.29%, due 02/06/2007	33	33
5.29%, due 02/15/2007	67	67
Euro Dollar Overnight (0.8%)
Bank of Nova Scotia
5.29%, due 02/06/2007	69	69
BNP Paribas
5.28%, due 02/01/2007	9	9
Societe Generale
5.28%, due 02/05/2007	240	240
Euro Dollar Terms (4.5%)
Bank of Nova Scotia
5.30%, due 02/27/2007	137	137
Barclays
5.31%, due 04/09/2007	103	103
Calyon
5.31%, due 02/22/2007	172	172
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	103	103

2

Citigroup
5.31%, due 03/16/2007	69	69
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	137	137
5.28%, due 02/16/2007	344	344
Fortis Bank
5.29%, due 03/26/2007	69	69
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	103	103
Marshall & Ilsley Bank
5.30%, due 03/19/2007	69	69
Rabobank Nederland
5.28%, due 02/26/2007	34	34
Royal Bank of Canada
5.31%, due 02/14/2007	103	103
5.31%, due 02/15/2007	69	69
Royal Bank of Scotland
5.29%, due 02/09/2007	69	69
Societe Generale
5.28%, due 02/27/2007	103	103
UBS AG
5.28%, due 03/23/2007	34	34
Repurchase Agreements (3.0%) ††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $192 on 02/01/2007	192	192
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $710 on 02/01/2007	710	710
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $241 on 02/01/2007	240	240

	Shares	Value
Investment Companies (0.7%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	259,653	260
Total Security Lending Collateral (cost: $5,135)		5,135
Total Investment Securities (cost: $32,566) #		$32,095

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $4,955.
††

Cash collateral for the Repurchase Agreements, valued at $1,161, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
♦	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $32,623. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,137 and $1,665, respectively. Net unrealized depreciation for tax purposes is $528.

DEFINITIONS:

3

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $1,086 or 2.8% of the net assets of the Fund.

ADR	American Depositary Receipt
ZAR	South African Rand

4

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
U.S. Government & Agency	20.2%	$7,699
Metal Mining	19.1%	7,276
Oil & Gas Extraction	18.2%	6,940
Sovereign Government	3.3%	1,247
Pharmaceuticals	3.0%	1,146
Put Options	2.6%	1,012
Commercial Banks	2.1%	821
Telecommunications	2.1%	819
Investment Securities, at value	70.6%	26,960
Short-Term Investments	13.5%	5,135
Total Investment Securities	84.1%	$32,095

1

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (63.4%)
Australia (0.6%)
Commonwealth of Australia
7.50%, due 09/15/2009	AUD	$4,750	$3,801
Austria (2.3%)
Republic of Austria
5.00%, due 01/15/2008	EUR	12,000	15,740
Belgium (4.8%)
Kingdom of Belgium
5.00%, due 09/28/2011	EUR	19,300	26,089
8.00%, due 03/28/2015	EUR	3,950	6,491
Canada (3.6%)
Canada Government
3.75%, due 09/01/2011	CAD	11,300	9,433
5.75%, due 06/01/2033	CAD	14,170	14,855
Denmark (0.3%)
Kingdom of Denmark
6.00%, due 11/15/2009	DKK	10,920	2,000
France (5.3%)
Caisse d’Amortissement de la Dette Sociale
3.75%, due 10/25/2020	EUR	4,520	5,529
French Republic
Zero coupon, due 03/15/2007 d	EUR	2,600	3,364
3.13%, due 07/12/2010	EUR	8,900	11,210
8.50%, due 04/25/2023	EUR	500	974
4.75%, due 04/25/2035	EUR	10,892	15,270
Germany (1.8%)
Republic of Germany
4.75%, due 07/04/2028	EUR	6,300	8,773
4.00%, due 01/04/2037	EUR	2,900	3,629
Ireland (1.2%)
Irish Government
4.50%, due 04/18/2020	EUR	6,000	8,044
Italy (4.8%)
Italian Republic
2.75%, due 06/15/2010	EUR	8,900	11,105
5.25%, due 08/01/2017	EUR	15,200	21,339
Japan (18.6%)
Development Bank of Japan
1.60%, due 06/20/2014	JPY	510,000	4,245
Japan Finance Corp. for Municipal Enterprises
1.55%, due 02/21/2012	JPY	3,656,000	30,673
Japan Government
1.30%, due 03/20/2015	JPY	4,554,450	36,900
1.10%, due 09/10/2016	JPY	520,520	4,259
1.70%, due 09/20/2016	JPY	2,071,000	17,131
1.05%, due 06/20/2023	JPY	2,311,000	16,264
2.10%, due 09/20/2024	JPY	465,000	3,854
1.90%, due 06/20/2025	JPY	694,000	5,565
2.30%, due 03/19/2026	JPY	500,000	4,161
2.50%, due 09/20/2035	JPY	378,000	3,199
Netherlands (4.3%)
Kingdom of the Netherlands
4.00%, due 01/15/2037	EUR	23,450	29,238
Spain (3.7%)
Kingdom of Spain
5.40%, due 07/30/2011	EUR	18,500	25,340
Sweden (1.1%)
Kingdom of Sweden
5.50%, due 10/08/2012	SEK	47,500	7,315
United Kingdom (11.0%)
United Kingdom
5.00%, due 03/07/2008	GBP	26,500	51,596

1

8.00%, due 06/07/2021	GBP	2,260	5,846
4.25%, due 06/07/2032	GBP	3,800	7,188
4.75%, due 12/07/2038	GBP	4,850	10,119
Total Foreign Government Obligations (cost: $431,438)			430,539
MORTGAGE-BACKED SECURITIES (0.5%)
Spain (0.5%)
UCI, Series 15, Class A, Reg S
3.82%, due 12/18/2048 *	EUR	2,615	3,400
Total Mortgage-Backed Securities (cost: $3,295)			3,400
ASSET-BACKED SECURITIES (0.3%)
Spain (0.3%)
Fondo de Titulizacion de Activos Santander Auto, Series 1, Class A
3.68%, due 11/25/2021 *	EUR	1,510	1,961
Total Asset-Backed Securities (cost: $1,922)			1,961
CORPORATE DEBT SECURITIES (27.7%)
France (5.0%)
Cie Financement Foncier
3.63%, due 01/28/2008	EUR	3,450	4,469
Compagnie de Financement Foncier, Series E, (MTN)
1.25%, due 12/01/2011	JPY	1,750,000	14,347
Dexia Municipal Agency, Series E
3.50%, due 09/21/2009	EUR	11,530	14,755
Germany (5.8%)
Bayerische Landesbank
1.40%, due 04/22/2013	JPY	1,508,000	12,441
Eurohypo AG, (MTN)
3.75%, due 04/11/2011	EUR	14,800	18,930
Kreditanstalt fuer Wiederaufbau
5.50%, due 12/07/2015	GBP	2,150	4,247
Kreditanstalt fuer Wiederaufbau, Series E
2.50%, due 11/17/2008	EUR	2,500	3,164
Landwirtschaftliche Rentenbank, Series E
1.38%, due 04/25/2013	JPY	101,000	832
Ireland (0.8%)
Ulster Bank Finance PLC, Series E, Guaranteed Senior Note, (MTN)
3.81%, due 03/29/2011 *	EUR	4,000	5,197
Spain (6.9%)
AyT Cedulas Cajas VII Fondo de Titulizacion de Activos
4.00%, due 06/23/2011	EUR	15,700	20,247
Banco Bilbao Vizcaya Argentaria SA
4.25%, due 09/26/2007	EUR	16,800	21,869
La Caja de Ahorros y Pensiones de Barcelona
3.25%, due 10/05/2015	EUR	3,900	4,673
Supra National (4.7%)
European Investment Bank
1.40%, due 06/20/2017	JPY	2,646,000	21,282
European Investment Bank, (MTN)
5.63%, due 10/15/2010	EUR	7,900	10,786
United Kingdom (4.5%)
Barclays Bank PLC
3.93%, due 04/20/2016	EUR	4,000	5,194
HBOS Treasury Services PLC, Series E, (MTN)
3.77%, due 06/14/2012 *	EUR	4,000	5,202
Network Rail Infra Finance
4.75%, due 11/29/2035	GBP	2,530	5,015
Network Rail Infrastructure Finance PLC, Series E, (MTN)
4.38%, due 01/18/2011	GBP	5,870	11,006
Network Rail MTN Finance PLC, Series E
4.88%, due 03/06/2009	GBP	2,100	4,045
Total Corporate Debt Securities (cost: $184,546)			187,701
SHORT-TERM OBLIGATIONS (5.6%)

2

United States (5.6%)
ING Bank NV Amsterdam Time Deposit
5.28%, due 02/01/2007	4,500	4,500
Rabobank Nederland NV/London Time Deposit
5.27%, due 02/01/2007	33,500	33,500
Total Short-Term Obligations (cost: $38,000)		38,000
Total Investment Securities (cost: $659,201) #		$661,601

NOTES TO SCHEDULE OF INVESTMENTS:

d

At January 31, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at January 31, 2007 is $2,567.

*	Floating or variable rate note. Rate is listed as of January 31, 2007.
#

Aggregate cost for federal income tax purposes is $659,770. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $9,160 and $7,329, respectively. Net unrealized appreciation for tax purposes is $1,831.

DEFINITIONS:

AUD	Australian Dollar
BOBL	BundesObligationen
Bund	zehn Jahre Bundesanleihen
CAD	Canadian dollar
DKK	Danish Krone
EUR	Euro
GBP	Great British Pound
Gilt	A bond issued by the UK government
JPY	Japanese Yen
MTN	Medium-Term Note
SCHA	BundesSchatzanweisungen
SEK	Swedish Krona

3

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS

January 31, 2007

(all amounts except share amounts are in thousands)

(unaudited)

FUTURES CONTRACTS:

	Contracts◆	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10 Year Canadian Bond	3	03/31/2007	$287	$(4)
10 Year Japan Bond	(4)	03/20/2007	(4,448)	(27)
Euro-BOBL	(2)	03/10/2007	(282)	1
Euro-Bund	8	03/31/2007	1,195	(6)
Euro-Schatz	(1,452)	03/12/2007	(195,067)	31
Long Gilt	177	03/30/2007	36,815	(1,021)
			$(161,500)	$(1,026)

◆    Contract Amounts are not in thousands.

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	(4,983)	03/27/2007	$(3,903)	$48
British Pound Sterling	(19,326)	03/27/2007	(38,068)	244
Canadian Dollar	11,300	03/27/2007	9,644	(56)
Canadian Dollar	(35,247)	03/27/2007	(29,897)	(10)
Danish Krone	27,945	03/27/2007	4,882	(1)
Euro Dollar	2,791	03/27/2007	3,639	(3)
Euro Dollar	(12,494)	03/27/2007	(16,243)	(31)
Japanese Yen	8,828,857	03/27/2007	73,751	(236)
Japanese Yen	(904,558)	03/27/2007	(7,491)	(41)
Norwegian Krone	61,643	03/27/2007	9,780	82
Swedish Krona	27,745	03/27/2007	3,987	7
			$10,081	$3

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Currency Bought		Currency Sold		Settlement Date	Net Unrealized Appreciation (Depreciation)
Euro Dollar	3,387	British Pound Sterling	2,239	3/27/2007	$29
Euro Dollar	3,141	Japanese Yen	491,542	3/27/2007	(1)
Japanese Yen	330,075	Euro Dollar	2,101	3/27/2007	12
Swedish Krona	32,945	British Pound Sterling	2,402	3/27/2007	43
Swiss Franc	846	Euro Dollar	524	3/27/2007	(1)
					$82

1

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS

January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Sovereign Government	63.4%	$430,539
Commercial Banks	24.7%	167,454
Mortgage Bankers & Brokers	3.0%	20,247
Mortgage-Backed	0.5%	3,400
Asset-Backed	0.3%	1,961
Investment Securities, at value	91.9%	623,601
Short-Term Investments	5.6%	38,000
Total Investment Securities	97.5%	$661,601

TA IDEX J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.8%)
Apparel & Accessory Stores (1.1%)
Limited Brands, Inc.	97,900	$2,735
Apparel Products (3.0%)
Columbia Sportswear Co. †	39,100	2,535
V.F. Corp. †	68,800	5,220
Automotive (2.3%)
Genuine Parts Co.	89,000	4,229
Harsco Corp.	15,600	1,340
Oshkosh Truck Corp.	6,500	343
Automotive Dealers (2.8%)
AutoNation, Inc. ‡	117,061	2,628
AutoZone, Inc. ‡	37,200	4,673
Beverages (2.4%)
Brown-Forman Corp.-Class B	49,356	3,237
Constellation Brands, Inc.-Class A †‡	118,200	2,924
Business Services (1.4%)
Clear Channel Communications, Inc.	65,400	2,375
Clear Channel Outdoor Holdings, Inc.-Class A †‡	43,083	1,246
Chemicals & Allied Products (4.1%)
Albemarle Corp.	41,036	3,200
Clorox Co.	49,000	3,206
Lauder (Estee) Cos., Inc. (The)-Class A †	28,700	1,363
PPG Industries, Inc.	41,500	2,751
Commercial Banks (8.2%)
Compass Bancshares, Inc.	28,500	1,736
Cullen/Frost Bankers, Inc.	46,400	2,484
M&T Bank Corp.	33,500	4,064
Northern Trust Corp.	36,400	2,211
Synovus Financial Corp.	114,800	3,666
TCF Financial Corp.	70,600	1,792
Wilmington Trust Corp.	58,100	2,436
Zions Bancorp	32,500	2,757
Communication (0.9%)
Cablevision Systems Corp.-Class A	74,500	2,257
Computer & Data Processing Services (1.0%)
Interactive Data Corp.	871	20
NCR Corp. ‡	53,200	2,521
Computer & Office Equipment (0.7%)
Jabil Circuit, Inc.	80,200	1,924
Department Stores (1.0%)
TJX Cos., Inc.	91,700	2,712
Electric Services (6.4%)
American Electric Power Co., Inc.	86,200	3,752
FirstEnergy Corp.	61,600	3,655
PPL Corp.	58,900	2,097
SCANA Corp.	56,200	2,288
Westar Energy, Inc.	87,200	2,316
Xcel Energy, Inc.	106,000	2,473
Electric, Gas & Sanitary Services (2.3%)
PG&E Corp.	80,000	3,734
Republic Services, Inc.	53,900	2,331
Electrical Goods (2.0%)
Arrow Electronics, Inc. ‡	69,600	2,453
Carlisle Cos., Inc.	33,600	2,736
Electronic & Other Electric Equipment (1.1%)
Ametek, Inc.	80,850	2,802
Electronic Components & Accessories (0.8%)
Amphenol Corp.-Class A	31,100	2,106
Fabricated Metal Products (2.4%)
Crane Co.	49,400	1,918
Fortune Brands, Inc.	50,800	4,253
Food & Kindred Products (0.6%)
Del Monte Foods Co.	141,600	1,623

1

Gas Production & Distribution (5.8%)
Energen Corp.	60,600	2,805
Kinder Morgan, Inc.	39,000	4,134
Questar Corp.	36,700	2,980
UGI Corp.	70,300	1,927
Williams Cos., Inc. (The)	112,700	3,042
Health Services (4.3%)
Community Health Systems, Inc. ‡	71,700	2,563
Coventry Health Care, Inc. ‡	109,350	5,637
Omnicare, Inc. †	50,700	2,038
Quest Diagnostics, Inc.	16,300	855
Holding & Other Investment Offices (3.8%)
istar Financial, Inc. REIT	69,100	3,465
Plum Creek Timber Co., Inc. REIT	20,000	805
Rayonier, Inc.	59,885	2,587
Vornado Realty Trust REIT	23,900	2,924
Hotels & Other Lodging Places (1.2%)
Hilton Hotels Corp.	89,000	3,150
Industrial Machinery & Equipment (1.9%)
American Standard Cos., Inc.	43,600	2,153
Dover Corp.	57,000	2,827
Insurance (9.4%)
Assurant, Inc. †	110,100	6,119
Cincinnati Financial Corp.	64,555	2,888
Everest Re Group, Ltd.	27,400	2,565
IPC Holdings, Ltd.	16,500	486
MGIC Investment Corp. †	35,800	2,210
Old Republic International Corp.	177,650	3,962
OneBeacon Insurance Group, Ltd. ‡	43,900	1,137
Principal Financial Group	40,700	2,508
W.R. Berkley Corp.	71,900	2,379
Metal Cans & Shipping Containers (1.3%)
Ball Corp.	71,300	3,303
Mining (1.6%)
Vulcan Materials Co. †	40,700	4,145
Oil & Gas Extraction (2.1%)
Devon Energy Corp. †	51,500	3,610
Helix Energy Solutions Group, Inc. ‡	55,100	1,773
Pharmaceuticals (2.2%)
Henry Schein, Inc. ‡	16,025	814
Sigma-Aldrich Corp.	77,800	2,952
Warner Chilcott, Ltd.-Class A †‡	129,700	1,926
Primary Metal Industries (0.4%)
Mueller Water Products, Inc.-Class B ‡	79,775	1,083
Printing & Publishing (1.8%)
McClatchy Co.-Class A †	47,900	1,853
Washington Post-Class B	3,670	2,799
Railroads (0.9%)
Norfolk Southern Corp.	48,700	2,418
Real Estate (2.5%)
Brookfield Properties Co.	87,000	4,049
Forest City Enterprises, Inc.-Class A †	40,800	2,466
Residential Building Construction (0.7%)
Walter Industries, Inc.	61,300	1,727
Restaurants (1.9%)
Applebees International, Inc. †	111,600	2,817
OSI Restaurant Partners, Inc.	51,900	2,050
Retail Trade (1.3%)
Tiffany & Co.	85,800	3,368
Rubber & Misc. Plastic Products (0.5%)
Jarden Corp. †‡	36,700	1,346
Security & Commodity Brokers (1.3%)
E*TRADE Financial Corp. ‡	82,400	2,009
T. Rowe Price Group, Inc.	28,900	1,387

2

Telecommunications (3.8%)
CenturyTel, Inc.	82,800	3,713
Telephone & Data Systems, Inc.	53,700	2,736
Windstream Corp.	235,854	3,509
Water Transportation (0.4%)
Teekay Shipping Corp. †	18,200	914
Wholesale Trade Nondurable Goods (2.2%)
Dean Foods Co. ‡	57,600	2,549
SUPERVALU, Inc.	83,700	3,179
Total Common Stocks (cost: $211,406)		247,763

	Principal	Value
SECURITY LENDING COLLATERAL (13.7%)
Debt (13.0%)
Bank Notes (0.5%)
Bank of America
5.32%, due 02/16/2007	1,181	1,181
Commercial Paper (4.1%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	232	232
5.28%, due 02/13/2007	472	472
Bear Stearns & Co.
5.37%, due 07/10/2007	473	473
Charta LLC-144A
5.30%, due 02/26/2007	457	457
Clipper Receivables Corp.
5.28%, due 02/23/2007	227	227
Compass Securitization LLC-144A
5.28%, due 02/12/2007	473	473
CRC Funding LLC-144A
5.29%, due 03/07/2007	454	454
Den Danske Bank
5.29%, due 02/12/2007	923	923
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	473	473
5.29%, due 02/16/2007	473	473
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	473	473
General Electric Capital Corp.
5.29%, due 03/23/2007	236	236
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	462	462
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	709	709
Morgan Stanley
5.38%, due 08/01/2007	473	473
Old Line Funding LLC-144A
5.29%, due 02/12/2007	225	225
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	225	225
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	224	224
5.33%, due 02/08/2007	236	236
5.29%, due 02/20/2007	225	225
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	473	473
5.28%, due 02/06/2007	464	464
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	236	236
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	473	473
Yorktown Capital LLC
5.29%, due 02/06/2007	229	229

3

5.29%, due 02/15/2007	460	460
Euro Dollar Overnight (0.8%)
Bank of Nova Scotia
5.29%, due 02/06/2007	473	473
BNP Paribas
5.28%, due 02/01/2007	62	62
Societe Generale
5.28%, due 02/05/2007	1,654	1,654
Euro Dollar Terms (4.6%)
Bank of Nova Scotia
5.30%, due 02/27/2007	945	945
Barclays
5.31%, due 04/09/2007	709	709
Calyon
5.31%, due 02/22/2007	1,181	1,181
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	709	709
Citigroup
5.31%, due 03/16/2007	473	473
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	945	945
5.28%, due 02/16/2007	2,363	2,363
Fortis Bank
5.29%, due 03/26/2007	473	473
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	709	709
Marshall & Ilsley Bank
5.30%, due 03/19/2007	473	473
Rabobank Nederland
5.28%, due 02/26/2007	236	236
Royal Bank of Canada
5.31%, due 02/14/2007	709	709
5.31%, due 02/15/2007	473	473
Royal Bank of Scotland
5.29%, due 02/09/2007	473	473
Societe Generale
5.28%, due 02/27/2007	709	709
UBS AG
5.28%, due 03/23/2007	236	236
Repurchase Agreements (3.0%) ††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $1,323 on 02/01/2007	1,322	1,322
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $4,885 on 02/01/2007	4,884	4,884
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $1,654 on 02/01/2007	1,654	1,654

	Shares	Value
Investment Companies (0.7%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	1,785,382	1,785
Total Security Lending Collateral (cost: $35,311)		35,311

Total Investment Securities (cost: $246,717) #		$283,074

4

NOTES TO SCHEDULE OF INVESTMENTS:

	†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $34,197.
	‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $7,982, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

	@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for federal income tax purposes is $247,417. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $37,754 and $2,097, respectively. Net unrealized appreciation for tax purposes is $35,657.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated  $7,459 or 2.9% of the net assets of the Fund.

REIT		Real Estate Investment Trust

5

TA IDEX Jennison Growth

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Aerospace (3.5%)
Boeing Co. (The)	31,200	$2,794
United Technologies Corp.	31,900	2,170
Amusement & Recreation Services (3.2%)
Disney (Walt) Co. (The)	128,100	4,505
Apparel & Accessory Stores (0.8%)
Kohl’s Corp.‡	15,300	1,085
Beverages (3.1%)
PepsiCo, Inc.	66,500	4,339
Chemicals & Allied Products (4.0%)
Colgate-Palmolive Co.	14,200	970
Monsanto Co.	26,200	1,443
Procter & Gamble Co.	48,720	3,161
Communications Equipment (4.8%)
QUALCOMM, Inc.	87,200	3,284
Research In Motion, Ltd ‡	19,600	2,505
Sony Corp., ADR†	21,900	1,015
Computer & Data Processing Services (13.2%)
Adobe Systems, Inc.‡	107,300	4,171
Electronic Arts, Inc.‡	25,200	1,260
Google, Inc.-Class A‡	11,800	5,915
Infosys Technologies, Ltd., ADR	26,300	1,525
Microsoft Corp.	156,400	4,827
SAP AG, ADR†	18,800	871
Computer & Office Equipment (7.1%)
Apple Computer, Inc.‡	32,800	2,812
Cisco Systems, Inc.‡	176,700	4,698
Hewlett-Packard Co.	56,800	2,458
Department Stores (2.2%)
Federated Department Stores, Inc.	42,600	1,768
JC Penney Co., Inc.	17,200	1,397
Electric Services (0.5%)
Suntech Power Holdings, ADR‡	18,100	666
Electronic & Other Electric Equipment (2.4%)
General Electric Co.	94,100	3,392
Electronic Components & Accessories (3.0%)
Broadcom Corp.-Class A‡	62,450	1,993
Marvell Technology Group, Ltd.‡†	124,800	2,283
Entertainment (1.1%)
International Game Technology	37,100	1,612
Food Stores (0.5%)
Whole Foods Market, Inc.†	15,400	665
Hotels & Other Lodging Places (1.6%)
Marriott International, Inc.-Class A	46,700	2,248
Instruments & Related Products (1.8%)
Alcon, Inc.†	20,700	2,438
KLA-Tencor Corp.	2,900	143
Insurance (4.6%)
American International Group, Inc.	62,400	4,271
WellPoint, Inc.‡	27,400	2,148
Leather & Leather Products (2.3%)
Coach, Inc.‡	70,500	3,233
Lumber & Other Building Materials (1.5%)
Lowe’s Cos., Inc.†	62,900	2,120
Medical Instruments & Supplies (2.3%)
Baxter International, Inc.	20,300	1,008
St. Jude Medical, Inc.‡	51,500	2,202
Motion Pictures (2.2%)
News Corp., Inc.-Class A	133,900	3,113
Oil & Gas Extraction (1.6%)
Occidental Petroleum Corp.	21,600	1,001
Schlumberger, Ltd.	19,000	1,206

1

Petroleum Refining (0.7%)
Suncor Energy, Inc.	14,000	1,041
Pharmaceuticals (14.3%)
Abbott Laboratories	51,200	2,714
Amgen, Inc.‡	19,600	1,379
Genentech, Inc.‡	39,000	3,407
Gilead Sciences, Inc.‡	60,800	3,911
Novartis AG, ADR	47,700	2,752
Roche Holding AG, ADR	46,338	4,339
Wuyi International Pharmaceuticals-144A ‡¡	60,800	14
Wyeth	34,300	1,695
Restaurants (1.2%)
Starbucks Corp.‡	47,400	1,656
Retail Trade (1.4%)
Target Corp.	33,200	2,037
Rubber & Misc. Plastic Products (1.4%)
NIKE, Inc.-Class B	19,200	1,897
Security & Commodity Brokers (11.5%)
American Express Co.	32,300	1,881
Charles Schwab Corp. (The)	91,600	1,733
Goldman Sachs Group, Inc. (The)	13,900	2,949
IntercontinentalExchange, Inc.‡	12,900	1,684
Merrill Lynch & Co., Inc.	19,300	1,806
NYSE Group, Inc ‡†	24,500	2,450
UBS AG-Registered	59,700	3,762
Telecommunications (1.3%)
NII Holdings, Inc ‡	25,600	1,889
Total Common Stocks (cost: $120,543)		139,711

	Principal	Value
SECURITY LENDING COLLATERAL (6.7%)
Debt (6.4%)
Bank Notes (0.2%)
Bank of America
5.32%, due 02/16/2007	317	317
Commercial Paper (2.0%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	62	62
5.28%, due 02/13/2007	127	127
Bear Stearns & Co.
5.37%, due 07/10/2007	127	127
Charta LLC-144A
5.30%, due 02/26/2007	122	122
Clipper Receivables Corp.
5.28%, due 02/23/2007	61	61
Compass Securitization LLC-144A
5.28%, due 02/12/2007	127	127
CRC Funding LLC-144A
5.29%, due 03/07/2007	122	122
Den Danske Bank
5.29%, due 02/12/2007	247	247
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	127	127
5.29%, due 02/16/2007	127	127
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	127	127
General Electric Capital Corp.
5.29%, due 03/23/2007	63	63
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	124	124
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	190	190
Morgan Stanley
5.38%, due 08/01/2007	127	127

2

Old Line Funding LLC-144A
5.29%, due 02/12/2007	60	60
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	60	60
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	60	60
5.33%, due 02/08/2007	63	63
5.29%, due 02/20/2007	60	60
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	127	127
5.28%, due 02/06/2007	124	124
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	63	63
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	127	127
Yorktown Capital LLC
5.29%, due 02/06/2007	61	61
5.29%, due 02/15/2007	123	123
Euro Dollar Overnight (0.4%)
Bank of Nova Scotia
5.29%, due 02/06/2007	127	127
BNP Paribas
5.28%, due 02/01/2007	17	17
Societe Generale
5.28%, due 02/05/2007	443	443
Euro Dollar Terms (2.3%)
Bank of Nova Scotia
5.30%, due 02/27/2007	253	253
Barclays
5.31%, due 04/09/2007	190	190
Calyon
5.31%, due 02/22/2007	317	317
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	190	190
Citigroup
5.31%, due 03/16/2007	127	127
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	253	253
5.28%, due 02/16/2007	633	633
Fortis Bank
5.29%, due 03/26/2007	127	127
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	190	190
Marshall & Ilsley Bank
5.30%, due 03/19/2007	127	127
Rabobank Nederland
5.28%, due 02/26/2007	63	63
Royal Bank of Canada
5.31%, due 02/14/2007	190	190
5.31%, due 02/15/2007	127	127
Royal Bank of Scotland
5.29%, due 02/09/2007	127	127
Societe Generale
5.28%, due 02/27/2007	190	190
UBS AG
5.28%, due 03/23/2007	63	63
Repurchase Agreements (1.5%)††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $354 on 02/01/2007	354	354
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $1,309 on 02/01/2007	1,309	1,309
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $443 on 02/01/2007	443	443

3

	Shares	Value
Investment Companies (0.3%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11%@	478,525	479
Total Security Lending Collateral (cost: $9,464)		9,464

Total Investment Securities (cost: $130,007)#		$149,175

NOTES TO SCHEDULE OF INVESTMENTS:

	‡	Non-income producing.
	†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $9,122.
††

Cash collateral for the Repurchase Agreements, valued at $2,139, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

	@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
	¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $130,378. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $20,755 and $1,958, respectively. Net unrealized appreciation for tax purposes is $18,797.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $2,013 or 1.4% of the net assets of the Fund.

ADR		American Depositary Receipt

4

TA IDEX Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.0%)
Aerospace (1.5%)
Boeing Co. (The)	34,700	$3,108
Amusement & Recreation Services (2.4%)
Disney (Walt) Co. (The)	142,100	4,998
Apparel & Accessory Stores (1.2%)
Gap (The), Inc.	132,500	2,540
Automotive (1.0%)
Lear Corp. †	59,300	2,008
Business Services (2.7%)
eBay, Inc. ‡	42,900	1,390
Interpublic Group of Cos., Inc. †‡	317,000	4,172
Chemicals & Allied Products (2.7%)
Dow Chemical Co. (The)	52,000	2,160
du Pont (E.I.) de Nemours & Co.	66,900	3,316
Commercial Banks (6.6%)
Bank of America Corp.	88,333	4,645
JP Morgan Chase & Co.	117,300	5,974
State Street Corp.	39,300	2,792
Communications Equipment (2.2%)
Motorola, Inc.	224,400	4,454
Computer & Data Processing Services (2.9%)
Microsoft Corp.	149,600	4,617
VeriSign, Inc. †‡	52,700	1,260
Wave Systems Corp.-Class A †‡	52,633	142
Computer & Office Equipment (3.4%)
Cisco Systems, Inc. ‡	143,900	3,826
International Business Machines Corp.	30,700	3,044
Diversified (2.3%)
Honeywell International, Inc.	101,800	4,651
Electronic & Other Electric Equipment (2.9%)
General Electric Co.	55,000	1,983
Samsung Electronics Co., Ltd., GDR-144A	13,300	4,027
Electronic Components & Accessories (2.5%)
Novellus Systems, Inc. †‡	59,100	1,822
Taiwan Semiconductor Manufacturing Co., Ltd., ADR †	270,436	2,950
Verigy, Ltd. ‡	15,411	282
Fabricated Metal Products (0.3%)
Simpson Manufacturing Co., Inc. †	18,900	618
Food & Kindred Products (2.9%)
Smithfield Foods, Inc. ‡	11,800	310
Unilever PLC	109,575	2,968
Unilever PLC, Sponsored ADR	95,019	2,595
Gas Production & Distribution (1.1%)
Williams Cos., Inc. (The)	83,800	2,262
Health Services (1.3%)
Enzo Biochemical, Inc. †‡	177,299	2,631
Industrial Machinery & Equipment (4.2%)
Applied Materials, Inc. †	129,900	2,303
Baker Hughes, Inc.	21,900	1,512
Caterpillar, Inc.	45,100	2,890
Deere & Co.	18,400	1,845
Instruments & Related Products (3.3%)
Agilent Technologies, Inc. ‡	60,400	1,933
Raytheon Co.	91,300	4,738
Insurance (7.0%)
American International Group, Inc.	38,500	2,635
Chubb Corp.	67,960	3,537
MGIC Investment Corp.	46,400	2,864
PMI Group, Inc. (The) †	108,200	5,174
Insurance Agents, Brokers & Service (1.1%)
Hartford Financial Services Group, Inc. (The)	22,600	2,145
Lumber & Other Building Materials (1.7%)
Home Depot, Inc. (The)	87,400	3,561

1

Lumber & Wood Products (1.4%)
Weyerhaeuser Co.	36,800	2,760
Metal Mining (0.1%)
AngloGold Ashanti, Ltd., ADR	2,500	117
Newmont Mining Corp.	2,400	108
Motion Pictures (5.4%)
News Corp., Inc.-Class B †	275,400	6,733
Time Warner, Inc.	197,300	4,315
Oil & Gas Extraction (4.8%)
Anadarko Petroleum Corp.	60,600	2,651
BJ Services Co.	58,400	1,615
GlobalSantaFe Corp.	28,500	1,653
Halliburton Co.	54,400	1,607
Schlumberger, Ltd.	35,500	2,254
Paper & Allied Products (0.6%)
Kimberly-Clark Corp.	17,100	1,187
Petroleum Refining (3.4%)
Chevron Corp.	20,700	1,509
ConocoPhillips	16,600	1,102
Exxon Mobil Corp.	26,900	1,993
Murphy Oil Corp.	48,700	2,421
Pharmaceuticals (12.8%)
Abbott Laboratories	93,600	4,961
GlaxoSmithKline PLC, ADR †	57,900	3,134
Johnson & Johnson	59,000	3,941
Lilly (Eli) & Co.	35,700	1,932
Novartis AG, ADR	65,600	3,784
Pfizer, Inc.	156,700	4,112
Wyeth	87,700	4,333
Primary Metal Industries (1.2%)
Alcoa, Inc.	77,700	2,510
Radio & Television Broadcasting (2.5%)
Pearson PLC	329,200	5,168
Retail Trade (2.0%)
Wal-Mart Stores, Inc.	85,300	4,068
Security & Commodity Brokers (4.5%)
American Express Co.	51,400	2,992
Franklin Resources, Inc.	6,600	786
Merrill Lynch & Co., Inc.	58,400	5,464
Telecommunications (2.1%)
Vodafone Group PLC, ADR	146,837	4,316
Total Common Stocks (cost: $158,803)		200,208

	Principal	Value
SECURITY LENDING COLLATERAL (13.0%)
Debt (12.3%)
Bank Notes (0.4%)
Bank of America
5.32%, due 02/16/2007	889	889
Commercial Paper (3.9%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	174	174
5.28%, due 02/13/2007	356	356
Bear Stearns & Co.
5.37%, due 07/10/2007	356	356
Charta LLC-144A
5.30%, due 02/26/2007	344	344
Clipper Receivables Corp.
5.28%, due 02/23/2007	170	170
Compass Securitization LLC-144A
5.28%, due 02/12/2007	356	356
CRC Funding LLC-144A
5.29%, due 03/07/2007	341	341

2

Den Danske Bank
5.29%, due 02/12/2007	695	695
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	356	356
5.29%, due 02/16/2007	356	356
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	356	356
General Electric Capital Corp.
5.29%, due 03/23/2007	178	178
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	348	348
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	534	534
Morgan Stanley
5.38%, due 08/01/2007	356	356
Old Line Funding LLC-144A
5.29%, due 02/12/2007	169	169
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	170	170
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	169	169
5.33%, due 02/08/2007	178	178
5.29%, due 02/20/2007	169	169
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	356	356
5.28%, due 02/06/2007	349	349
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	178	178
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	356	356
Yorktown Capital LLC
5.29%, due 02/06/2007	172	172
5.29%, due 02/15/2007	347	347
Euro Dollar Overnight (0.8%)
Bank of Nova Scotia
5.29%, due 02/06/2007	356	356
BNP Paribas
5.28%, due 02/01/2007	46	46
Societe Generale
5.28%, due 02/05/2007	1,245	1,245
Euro Dollar Terms (4.3%)
Bank of Nova Scotia
5.30%, due 02/27/2007	711	711
Barclays
5.31%, due 04/09/2007	534	534
Calyon
5.31%, due 02/22/2007	889	889
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	534	534
Citigroup
5.31%, due 03/16/2007	356	356
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	711	711
5.28%, due 02/16/2007	1,779	1,779
Fortis Bank
5.29%, due 03/26/2007	356	356
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	534	534
Marshall & Ilsley Bank
5.30%, due 03/19/2007	356	356
Rabobank Nederland
5.28%, due 02/26/2007	178	178

3

Royal Bank of Canada
5.31%, due 02/14/2007	534	534
5.31%, due 02/15/2007	356	356
Royal Bank of Scotland
5.29%, due 02/09/2007	356	356
Societe Generale
5.28%, due 02/27/2007	533	533
UBS AG
5.28%, due 03/23/2007	178	178
Repurchase Agreements (2.9%) ††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $996 on 02/01/2007	995	995
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $3,677 on 02/01/2007	3,677	3,677
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $1,245 on 02/01/2007	1,245	1,245

	Shares	Value
Investment Companies (0.7%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	1,344,017	1,344
Total Security Lending Collateral (cost: $26,581)		26,581

Total Investment Securities (cost: $185,384) #		$226,789

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $25,255.

‡	Non-income producing.

††

Cash collateral for the Repurchase Agreements, valued at $6,009, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#

Aggregate cost for federal income tax purposes is $186,061. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $41,485 and $757, respectively. Net unrealized appreciation for tax purposes is $40,728.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $9,642 or 4.7% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

4

TA IDEX Legg Mason Partners Investors Value

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.4%)
Aerospace (4.9%)
Boeing Co. (The)	15,300	$1,370
Textron, Inc.	15,600	1,453
United Technologies Corp.	21,300	1,449
Business Credit Institutions (1.5%)
Freddie Mac	20,280	1,317
Chemicals & Allied Products (3.2%)
Air Products & Chemicals, Inc.	15,500	1,157
du Pont (E.I.) de Nemours & Co.	32,200	1,596
Commercial Banks (9.6%)
Bank of America Corp.	34,200	1,798
Bank of New York Co., Inc. (The)	24,100	964
JP Morgan Chase & Co.	43,500	2,216
Wachovia Corp.	29,653	1,675
Wells Fargo & Co.	44,900	1,613
Communication (1.3%)
EchoStar Communications Corp.-Class A ‡	27,700	1,117
Communications Equipment (4.4%)
Comverse Technology, Inc. ‡	43,100	834
L-3 Communications Holdings, Inc.	10,300	848
Nokia Corp., ADR	63,400	1,401
SES Global FDR	42,800	743
Computer & Data Processing Services (1.2%)
Microsoft Corp.	32,500	1,003
Computer & Office Equipment (1.1%)
International Business Machines Corp.	10,000	992
Electric Services (2.1%)
Sempra Energy	31,600	1,813
Electronic & Other Electric Equipment (1.9%)
General Electric Co.	46,000	1,658
Fabricated Metal Products (1.0%)
Parker Hannifin Corp.	10,800	894
Food & Kindred Products (3.6%)
Altria Group, Inc.	35,500	3,102
Furniture & Fixtures (1.1%)
Masco Corp.	28,900	925
Instruments & Related Products (1.2%)
Raytheon Co.	19,400	1,007
Insurance (12.1%)
AFLAC, Inc.	23,110	1,100
American International Group, Inc.	24,000	1,643
Chubb Corp.	26,600	1,384
Loews Corp.	43,600	1,895
St. Paul Travelers Cos., Inc. (The)	27,500	1,398
UnitedHealth Group, Inc.	28,900	1,510
WellPoint, Inc. ‡	19,400	1,521
Insurance Agents, Brokers & Service (1.5%)
Marsh & McLennan Cos., Inc.	44,600	1,316
Lumber & Other Building Materials (1.5%)
Home Depot, Inc. (The)	32,300	1,316
Motion Pictures (5.0%)
News Corp., Inc.-Class B	107,000	2,616
Time Warner, Inc.	76,500	1,673
Oil & Gas Extraction (5.3%)
GlobalSantaFe Corp.	21,700	1,259
Royal Dutch Shell PLC- Class A, ADR	13,900	949
Total SA, ADR	34,500	2,348
Paper & Allied Products (3.0%)
Avery Dennison Corp.	15,600	1,066
Kimberly-Clark Corp.	22,700	1,575
Personal Credit Institutions (2.6%)
Capital One Financial Corp.	28,000	2,251

1

Petroleum Refining (1.1%)
Suncor Energy, Inc.	12,600	937
Pharmaceuticals (4.1%)
Abbott Laboratories	24,600	1,304
Johnson & Johnson	13,400	895
Novartis AG, ADR	22,800	1,315
Radio & Television Broadcasting (1.4%)
Liberty Media Holding Corp.-Capital-Class A ‡	5,380	550
Liberty Media Holding Corp.-Interactive-Class A ‡	26,700	651
Restaurants (2.0%)
McDonald’s Corp.	39,200	1,739
Retail Trade (3.2%)
Target Corp.	16,700	1,025
Wal-Mart Stores, Inc.	36,500	1,741
Rubber & Misc. Plastic Products (1.2%)
Newell Rubbermaid, Inc.	35,600	1,052
Security & Commodity Brokers (6.1%)
American Express Co.	33,200	1,933
Goldman Sachs Group, Inc. (The)	5,300	1,124
Merrill Lynch & Co., Inc.	23,600	2,208
Telecommunications (8.2%)
ALLTEL Corp.	25,100	1,538
AT&T, Inc.	64,784	2,438
Embarq Corp.	21,045	1,168
Sprint Nextel Corp.	110,613	1,972
Total Common Stocks (cost: $68,167)		83,355

Total Investment Securities (cost: $68,167) #		$83,355

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $68,703. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $15,251 and $599, respectively. Net unrealized appreciation for tax purposes is $14,652.

DEFINITIONS:
ADR	American Depositary Receipt
FDR	Finnish Depositary Receipt

2

TA IDEX Loomis Sayles Bond

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (6.1%)
U.S. Treasury Note
4.50%, due 02/15/2036		$5,500	$5,141
Total U.S. Government Obligations (cost: $5,190)			5,141

FOREIGN GOVERNMENT OBLIGATIONS (11.0%)
Canada Government
5.75%, due 06/01/2033	CAD	4,775	5,006
Kingdom of Norway
5.50%, due 05/15/2009	NOK	8,000	1,299
6.00%, due 05/16/2011	NOK	7,500	1,259
Kingdom of Sweden
5.50%, due 10/08/2012	SEK	6,000	924
United Mexican States
8.00%, due 12/17/2015	MXN	9,000	819
Total Foreign Government Obligations (cost: $9,337)			9,307

CORPORATE DEBT SECURITIES (49.2%)
Air Transportation (0.1%)
Qantas Airways, Ltd.-144A
6.05%, due 04/15/2016		55	49
Automotive (2.8%)
Ford Motor Co.
6.50%, due 08/01/2018		100	79
7.50%, due 08/01/2026		115	92
6.63%, due 02/15/2028		175	133
6.63%, due 10/01/2028		1,035	783
7.45%, due 07/16/2031		1,625	1,318
Beer, Wine & Distilled Beverages (0.9%)
Diageo Capital PLC
5.50%, due 09/30/2016		525	519
Miller Brewing Co., Guaranteed Note-144A
5.50%, due 08/15/2013		265	262
Business Services (1.0%)
Bombardier, Inc.-144A
7.45%, due 05/01/2034		800	740
Western Union Co. (The)-144A
6.20%, due 11/17/2036		150	141
Commercial Banks (6.2%)
Barclays Financial LLC-144A
4.06%, due 09/16/2010	KRW	440,000	456
4.46%, due 09/23/2010	KRW	550,000	558
Oesterreichische Kontrollbank AG, Guaranteed Global Note
1.80%, due 03/22/2010	JPY	496,000	4,209
Communication (2.2%)
Comcast Corp.
5.65%, due 06/15/2035		570	519
CSC Holdings, Inc., Senior Note
7.63%, due 07/15/2018		845	853
Rogers Cable, Inc., Senior Note
5.50%, due 03/15/2014		545	521
Communications Equipment (0.2%)
Lucent Technologies, Inc.
6.45%, due 03/15/2029		190	173
Computer & Data Processing Services (1.0%)
Unisys Corp.
8.00%, due 10/15/2012		825	827
Construction (2.7%)
DR Horton, Inc., Senior Note
5.63%, due 09/15/2014		540	527
K Hovnanian Enterprises, Inc., Senior Note
6.25%, due 01/15/2016		560	524

1

Pulte Homes, Inc.
6.38%, due 05/15/2033	1,340	1,258
Department Stores (0.6%)
Dillard’s, Inc.
7.13%, due 08/01/2018	525	516
Drug Stores & Proprietary Stores (0.5%)
CVS Corp.
4.88%, due 09/15/2014	400	380
Electric Services (1.2%)
Exelon Generation Co. LLC, Senior Note
5.35%, due 01/15/2014	535	523
National Grid PLC
6.30%, due 08/01/2016	500	517
Engineering & Management Services (0.1%)
North American Energy Partners, Inc., Senior Note
8.75%, due 12/01/2011	100	100
Food Stores (1.2%)
Albertsons LLC, Senior Note
7.45%, due 08/01/2029	415	411
Albertsons LLC, Series C,(MTN)
6.63%, due 06/01/2028	705	644
Gas Production & Distribution (2.0%)
El Paso Corp., Senior Note
6.95%, due 06/01/2028	1,675	1,662
KN Capital Trust III
7.63%, due 04/15/2028	10	9
Health Services (2.5%)
HCA, Inc.
7.50%, due 12/15/2023	30	25
7.69%, due 06/15/2025	105	88
7.05%, due 12/01/2027	55	43
7.50%, due 11/06/2033	2,205	1,830
HCA, Inc.(MTN)
7.75%, due 07/15/2036	125	102
Lumber & Other Building Materials (1.0%)
Owens Corning, Inc., Senior Note-144A
7.00%, due 12/01/2036	830	840
Mortgage Bankers & Brokers (1.5%)
Kinder Morgan Finance Co.
6.40%, due 01/05/2036	245	221
Residential Capital Corp.
6.50%, due 04/17/2013	1,000	1,009
Motion Pictures (3.0%)
News America, Inc.
6.20%, due 12/15/2034	870	844
Time Warner, Inc.
6.50%, due 11/15/2036	1,685	1,677
Oil & Gas Extraction (2.9%)
Anadarko Petroleum Corp., Senior Note
6.45%, due 09/15/2036	20	20
Chesapeake Energy Corp., Senior Note
6.88%, due 11/15/2020	605	581
Pioneer Natural Resources Co., Senior Note
5.88%, due 07/15/2016	915	843
Weatherford International, Ltd.
6.50%, due 08/01/2036	520	520
XTO Energy, Inc., Senior Note
6.10%, due 04/01/2036	535	515
Paper & Allied Products (2.5%)
Abitibi-Consolidated, Inc.
7.40%, due 04/01/2018	10	9
8.85%, due 08/01/2030	410	373

2

Bowater, Inc.
6.50%, due 06/15/2013		910	851
Georgia-Pacific Corp.
7.38%, due 12/01/2025		305	296
7.75%, due 11/15/2029		450	446
Georgia-Pacific Corp./Timber Group
7.25%, due 06/01/2028		105	101
Pharmaceuticals (2.0%)
Elan Finance PLC/Elan Finance Corp., Guaranteed Senior Note-144A
8.88%, due 12/01/2013		840	832
Teva Pharmaceutical Finance LLC, Guaranteed Note
6.15%, due 02/01/2036		870	839
Radio & Television Broadcasting (1.0%)
BSKYB Finance UK PLC-144A
6.50%, due 10/15/2035		855	841
Retail Trade (1.0%)
Toys R US, Inc.
7.88%, due 04/15/2013		350	320
7.38%, due 10/15/2018		630	534
Security & Commodity Brokers (0.6%)
Residential Capital Corp.
6.88%, due 06/30/2015		505	518
Stone, Clay & Glass Products (1.0%)
Owens-Illinois, Inc.
7.80%, due 05/15/2018		800	814
Telecommunications (7.1%)
America Movil SA de CV-144A
8.46%, due 12/18/2036	MXN	14,000	1,238
AT&T Corp.
6.50%, due 03/15/2029		200	199
Embarq Corp.
7.08%, due 06/01/2016		515	523
Level 3 Communications, Inc., Senior Note
11.50%, due 03/01/2010		1,045	1,126
Qwest Capital Funding, Inc.
6.88%, due 07/15/2028		1,150	1,070
7.75%, due 02/15/2031		530	527
Sprint Nextel Corp.
6.00%, due 12/01/2016		859	835
Telefonica Emisones SAU, Guaranteed Senior Note
7.05%, due 06/20/2036		450	484
Wholesale Trade Durable Goods (0.4%)
Owens & Minor, Inc., Senior Note
6.35%, due 04/15/2016		300	299
Total Corporate Debt Securities (cost: $41,701)			41,536

CONVERTIBLE BOND (3.5%)
Health Services (1.0%)
Nektar Therapeutics, Subordinated Note
3.25%, due 09/28/2012		875	832
Motion Pictures (0.1%)
Liberty Media Corp.
3.50%, due 01/15/2031		126	106
Pharmaceuticals (1.0%)
Valeant Pharmaceuticals International, Subordinated Note
4.00%, due 11/15/2013		920	841
Telecommunications (1.4%)
JDS Uniphase Corp., Senior Note
Zero Coupon, due 11/15/2010		570	526
Level 3 Communications, Inc., Subordinated Note

3

6.00%, due 09/15/2009	370	353
6.00%, due 03/15/2010	300	282
Total Convertible Bond (cost: $2,981)		2,940

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.4%)
Electric Services (0.1%)
AES Trust III ‡	2,000	96
Gas Production & Distribution (0.0%)
El Paso Energy Capital Trust I ‡	450	18
Oil & Gas Extraction (0.3%)
Chesapeake Energy Corp.	2,500	256
Total Convertible Preferred Stocks (cost: $368)		370

Total Investment Securities (cost: $59,577) #		$59,294

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $59,577. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $70 and $353, respectively. Net unrealized depreciation for tax purposes is $283.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $5,957 or 7.0% of the net assets of the Fund.

CAD	Canadian dollar
JPY	Japanese Yen
KRW	Korean Won
MTN	Medium-Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona

4

TA IDEX Marsico Growth

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (87.7%)
Aerospace (8.1%)
Boeing Co. (The)	38,064	$3,409
General Dynamics Corp.	63,456	4,959
Lockheed Martin Corp.	51,724	5,027
United Technologies Corp.	34,239	2,329
Air Transportation (2.7%)
FedEx Corp.	46,896	5,177
Amusement & Recreation Services (0.7%)
Station Casinos, Inc.	16,709	1,390
Apparel & Accessory Stores (0.4%)
Nordstrom, Inc.	13,831	771
Automotive (3.9%)
Toyota Motor Corp., ADR	57,105	7,525
Beer, Wine & Distilled Beverages (1.1%)
Heineken NV, ADR	81,639	2,062
Chemicals & Allied Products (5.8%)
Monsanto Co.	77,039	4,244
Praxair, Inc.	21,597	1,362
Procter & Gamble Co.	88,141	5,718
Commercial Banks (5.3%)
China Merchants Bank Co., Ltd.-Class H ‡	135,000	291
Citigroup, Inc.	69,151	3,812
Industrial & Commercial Bank of China-Class H ‡	5,752,000	3,337
Wells Fargo & Co.	81,167	2,915
Communication (3.9%)
Comcast Corp.-Class A ‡	168,380	7,463
Computer & Office Equipment (2.6%)
Cisco Systems, Inc. ‡	188,182	5,004
Construction (0.9%)
KB Home	33,678	1,826
Department Stores (1.2%)
Federated Department Stores, Inc.	55,567	2,305
Electric Services (0.4%)
NRG Energy, Inc. ‡	11,765	705
Electronic Components & Accessories (1.4%)
Intel Corp.	133,514	2,798
Hotels & Other Lodging Places (8.1%)
Las Vegas Sands Corp. ‡	43,653	4,543
MGM Mirage, Inc. ‡	82,004	5,738
Wynn Resorts, Ltd. †	47,661	5,326
Insurance (5.9%)
UnitedHealth Group, Inc.	219,887	11,491
Lumber & Other Building Materials (2.3%)
Lowe’s Cos., Inc. †	134,624	4,538
Oil & Gas Extraction (1.8%)
Schlumberger, Ltd.	55,048	3,495
Pharmaceuticals (7.2%)
Amylin Pharmaceuticals, Inc. ‡†	62,246	2,414
Genentech, Inc. ‡	93,954	8,209
Genzyme Corp. ‡	49,708	3,267
Railroads (4.4%)
Burlington Northern Santa Fe Corp.	61,152	4,914
Union Pacific Corp.	35,530	3,589
Real Estate (1.4%)
CB Richard Ellis Group, Inc.-Class A ‡	47,702	1,794
St. Joe Co. (The) †	15,962	924
Residential Building Construction (0.8%)
Lennar Corp.-Class A	28,361	1,542
Restaurants (3.6%)
Starbucks Corp. ‡	98,966	3,458
Yum! Brands, Inc.	59,421	3,566
Retail Trade (1.7%)
Target Corp.	53,931	3,309

1

Security & Commodity Brokers (8.6%)
Goldman Sachs Group, Inc. (The)	35,858	7,608
Lehman Brothers Holdings, Inc.	57,136	4,699
UBS AG-Registered	70,160	4,421
Telecommunications (3.5%)
America Movil SAB de CV, ADR - Series L	77,935	3,457
China Mobile Hong Kong, Ltd.	371,000	3,402
Total Common Stocks (cost: $135,255)		170,133

	Principal	Value
SECURITY LENDING COLLATERAL (6.8%)
Debt (6.5%)
Bank Notes (0.2%)
Bank of America
5.32%, due 02/16/2007	444	444
Commercial Paper (2.1%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	87	87
5.28%, due 02/13/2007	178	178
Bear Stearns & Co.
5.37%, due 07/10/2007	178	178
Charta LLC-144A
5.30%, due 02/26/2007	172	172
Clipper Receivables Corp.
5.28%, due 02/23/2007	85	85
Compass Securitization LLC-144A
5.28%, due 02/12/2007	178	178
CRC Funding LLC-144A
5.29%, due 03/07/2007	171	171
Den Danske Bank
5.29%, due 02/12/2007	347	347
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	178	178
5.29%, due 02/16/2007	178	178
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	178	178
General Electric Capital Corp.
5.29%, due 03/23/2007	89	89
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	174	174
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	267	267
Morgan Stanley
5.38%, due 08/01/2007	178	178
Old Line Funding LLC-144A
5.29%, due 02/12/2007	84	84
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	85	85
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	84	84
5.33%, due 02/08/2007	89	89
5.29%, due 02/20/2007	84	84
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	178	178
5.28%, due 02/06/2007	174	174
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	89	89
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	178	178
Yorktown Capital LLC
5.29%, due 02/06/2007	86	86
5.29%, due 02/15/2007	173	173

2

Euro Dollar Overnight (0.4%)
Bank of Nova Scotia
5.29%, due 02/06/2007	178	178
BNP Paribas
5.28%, due 02/01/2007	23	23
Societe Generale
5.28%, due 02/05/2007	622	622
Euro Dollar Terms (2.3%)
Bank of Nova Scotia
5.30%, due 02/27/2007	355	355
Barclays
5.31%, due 04/09/2007	267	267
Calyon
5.31%, due 02/22/2007	444	444
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	267	267
Citigroup
5.31%, due 03/16/2007	178	178
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	355	355
5.28%, due 02/16/2007	889	889
Fortis Bank
5.29%, due 03/26/2007	178	178
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	267	267
Marshall & Ilsley Bank
5.30%, due 03/19/2007	178	178
Rabobank Nederland
5.28%, due 02/26/2007	89	89
Royal Bank of Canada
5.31%, due 02/14/2007	267	267
5.31%, due 02/15/2007	178	178
Royal Bank of Scotland
5.29%, due 02/09/2007	178	178
Societe Generale
5.28%, due 02/27/2007	267	267
UBS AG
5.28%, due 03/23/2007	89	89
Repurchase Agreements (1.5%) ††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $498 on 02/01/2007	497	497
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $1,838 on 02/01/2007	1,837	1,837
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $622 on 02/01/2007	622	622

	Shares	Value
Investment Companies (0.3%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	671,628	672
Total Security Lending Collateral (cost: $13,283)		13,283

Total Investment Securities (cost: $148,538) #		$183,416

3

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $12,870.
††

Cash collateral for the Repurchase Agreements, valued at $3,003, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for federal income tax purposes is $148,655. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $35,530 and $769, respectively. Net unrealized appreciation for tax purposes is $34,761.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $2,806 or 1.4% of the net assets of the Fund.

ADR	American Depositary Receipt

4

TA IDEX Marsico International Growth

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.8%)
Australia (4.8%)
CSL, Ltd.	130,052	$6,994
Macquarie Bank, Ltd.	181,875	11,410
Austria (3.7%)
Erste Bank der Oesterreichischen Sparkassen AG	186,717	14,483
Bermuda (2.6%)
Esprit Holdings, Ltd.	997,500	10,110
Brazil (3.1%)
Gafisa SA ‡	198,427	2,894
Uniao de Bancos Brasileiros SA, GDR †	94,876	8,997
Canada (2.0%)
Canadian National Railway Co.	89,340	4,082
Shoppers Drug Mart Corp.	89,570	3,817
Cayman Islands (1.0%)
Melco PBL Entertainment Macau, Ltd., ADR ‡	202,192	3,910
China (1.5%)
Industrial & Commercial Bank of China-Class H ‡	9,734,000	5,647
France (9.4%)
Accor SA	26,975	2,229
AXA	238,142	10,008
Cie de Saint-Gobain	20,425	1,922
JC Decaux SA	129,166	3,810
Vallourec	35,157	9,059
Veolia Environnement	134,036	9,362
Germany (3.7%)
Continental AG	110,499	13,334
Linde AG	8,484	906
Hong Kong (4.2%)
China Merchants Holdings International Co., Ltd.	82,000	303
China Mobile Hong Kong, Ltd.	865,000	7,931
CNOOC, Ltd., ADR †	43,682	3,747
Shangri-La Asia, Ltd.	1,538,000	4,126
India (1.3%)
ICICI Bank, Ltd., Sponsored ADR	113,183	4,997
Italy (4.5%)
Intesa Sanpaolo	2,297,473	17,301
Japan (12.8%)
Advantest Corp.	78,000	3,895
Chugai Pharmaceutical Co., Ltd.	86,500	1,934
Daikin Industries, Ltd.	136,329	4,497
Marubeni Corp.	931,000	5,003
Mitsui Trust Holdings, Inc.	681,000	7,437
Mizuho Financial Group, Inc.	512	3,683
Nippon Electric Glass Co., Ltd.	131,000	3,119
Sega Sammy Holdings, Inc.	133,104	3,422
Toyota Motor Corp.	186,500	12,258
Yamada Denki Co., Ltd.	53,500	4,432
Mexico (5.6%)
America Movil SAB de CV, ADR - Series L	220,020	9,760
Cemex SA B de CV, ADR †‡	285,083	10,086
Fomento Economico Mexicano SAB, Sponsored ADR	1,884	226
Grupo Televisa SA, Sponsored ADR	50,864	1,498
Singapore (1.0%)
Capitaland, Ltd.	936,000	4,081
Sweden (3.2%)
Telefonaktiebolaget LM Ericsson, ADR	315,534	12,555
Switzerland (15.8%)
ABB, Ltd.	335,506	5,915
Holcim, Ltd.	13,137	1,297
Lonza Group AG	83,324	7,860
Nestle SA	22,305	8,156
Roche Holding AG-Genusschein	83,353	15,611

1

Swiss Reinsurance (a)	57,347	4,752
Syngenta AG ‡	30,989	5,695
UBS AG-Registered	187,812	11,710
United Kingdom (15.6%)
BAE Systems PLC	1,269,793	10,383
Diageo PLC	403,298	7,815
Man Group PLC	790,723	8,277
Northern Rock PLC	358,683	8,242
Reckitt Benckiser PLC	162,307	7,780
Royal Bank of Scotland Group PLC	245,566	9,830
Tesco PLC	999,376	8,177
Total Common Stocks (cost: $313,275)		370,765

	Principal	Value
SECURITY LENDING COLLATERAL (1.3%)
Debt (1.2%)
Bank Notes (0.0%)
Bank of America
5.32%, due 02/16/2007	161	161
Commercial Paper (0.4%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	32	32
5.28%, due 02/13/2007	64	64
Bear Stearns & Co.
5.37%, due 07/10/2007	65	65
Charta LLC-144A
5.30%, due 02/26/2007	62	62
Clipper Receivables Corp.
5.28%, due 02/23/2007	31	31
Compass Securitization LLC-144A
5.28%, due 02/12/2007	65	65
CRC Funding LLC-144A
5.29%, due 03/07/2007	62	62
Den Danske Bank
5.29%, due 02/12/2007	126	126
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	65	65
5.29%, due 02/16/2007	65	65
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	65	65
General Electric Capital Corp.
5.29%, due 03/23/2007	32	32
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	63	63
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	97	97
Morgan Stanley
5.38%, due 08/01/2007	65	65
Old Line Funding LLC-144A
5.29%, due 02/12/2007	31	31
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	31	31
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	31	31
5.33%, due 02/08/2007	32	32
5.29%, due 02/20/2007	31	31
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	65	65
5.28%, due 02/06/2007	63	63
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	32	32
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	65	65
Yorktown Capital LLC
5.29%, due 02/06/2007	31	31

2

5.29%, due 02/15/2007	63	63
Euro Dollar Overnight (0.1%)
Bank of Nova Scotia
5.29%, due 02/06/2007	65	65
BNP Paribas
5.28%, due 02/01/2007	8	8
Societe Generale
5.28%, due 02/05/2007	226	226
Euro Dollar Terms (0.4%)
Bank of Nova Scotia
5.30%, due 02/27/2007	129	129
Barclays
5.31%, due 04/09/2007	97	97
Calyon
5.31%, due 02/22/2007	161	161
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	97	97
Citigroup
5.31%, due 03/16/2007	65	65
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	129	129
5.28%, due 02/16/2007	323	323
Fortis Bank
5.29%, due 03/26/2007	65	65
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	97	97
Marshall & Ilsley Bank
5.30%, due 03/19/2007	65	65
Rabobank Nederland
5.28%, due 02/26/2007	32	32
Royal Bank of Canada
5.31%, due 02/14/2007	97	97
5.31%, due 02/15/2007	65	65
Royal Bank of Scotland
5.29%, due 02/09/2007	65	65
Societe Generale
5.28%, due 02/27/2007	97	97
UBS AG
5.28%, due 03/23/2007	32	32
Repurchase Agreements (0.3%) ††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $181 on 02/01/2007	181	181
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $668 on 02/01/2007	668	668
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $226 on 02/01/2007	226	226

	Shares	Value
Investment Companies (0.1%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	244,153	244
Total Security Lending Collateral (cost: $4,829)		4,829
Total Investment Securities (cost: $318,104) #		$375,594

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $4,707.

3

‡	Non-income producing.
(a)	Passive Foreign Investment Company.
††

Cash collateral for the Repurchase Agreements, valued at $1,092, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for federal income tax purposes is $320,031. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $57,791 and $2,228, respectively. Net unrealized appreciation for tax purposes is $55,563.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2007, these securities aggregated  $1,021 or 0.3% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

4

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	18.7%	$72,373
Security & Commodity Brokers	8.1%	31,397
Pharmaceuticals	6.3%	24,540
Chemicals & Allied Products	5.5%	21,335
Telecommunications	4.6%	17,691
Wholesale Trade Durable Goods	3.9%	15,113
Rubber & Misc. Plastic Products	3.4%	13,333
Communications Equipment	3.2%	12,555
Automotive	3.2%	12,257
Stone, Clay & Glass Products	2.9%	11,383
Radio & Television Broadcasting	2.8%	10,860
Aerospace	2.7%	10,383
Hotels & Other Lodging Places	2.7%	10,266
Life Insurance	2.6%	10,008
Primary Metal Industries	2.3%	9,059
Mortgage Bankers & Brokers	2.1%	8,242
Food Stores	2.1%	8,177
Food & Kindred Products	2.1%	8,156
Beverages	2.1%	8,041
Real Estate	1.8%	6,976
Engineering & Management Services	1.8%	6,821
Insurance	1.2%	4,752
Industrial Machinery & Equipment	1.2%	4,497
Radio, Television & Computer Stores	1.1%	4,432
Railroads	1.1%	4,082
Instruments & Related Products	1.0%	3,895
Drug Stores & Proprietary Stores	1.0%	3,817
Business Services	1.0%	3,810
Oil & Gas Extraction	1.0%	3,747
Manufacturing Industries	1.0%	3,726
Electronic Components & Accessories	0.8%	3,119
Lumber & Other Building Materials	0.5%	1,922
Investment Securities, at value	95.8%	370,765
Short-Term Investments	1.3%	4,829
Total Investment Securities	97.1%	$375,594

1

TA IDEX Mellon Market Neutral Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
LONG POSITIONS (98.6%)
COMMON STOCKS (98.6%)
Aerospace (0.8%)
Lockheed Martin Corp.	7,900	$768
Air Transportation (1.3%)
AMR Corp. ‡	7,300	270
Continental Airlines, Inc.-Class B ‡	24,500	1,017
Apparel & Accessory Stores (1.9%)
Aeropostale, Inc. ‡	10,800	388
American Eagle Outfitters	25,300	819
AnnTaylor Stores Corp. ‡	13,500	466
Kohl’s Corp. ‡	3,900	277
Automotive (1.0%)
Harley-Davidson, Inc.	8,900	608
PACCAR, Inc.	6,700	448
Beverages (1.1%)
Pepsi Bottling Group, Inc.	34,700	1,098
Business Credit Institutions (0.9%)
CIT Group, Inc.	14,800	873
Business Services (3.0%)
Convergys Corp. ‡	14,400	375
Korn/Ferry International ‡	20,700	494
Manpower, Inc.	9,200	671
MPS Group, Inc. ‡	27,600	413
Omnicom Group, Inc.	5,900	621
Wind River Systems ‡	50,100	497
Chemicals & Allied Products (5.4%)
Alberto-Culver Co.	20,300	464
Lauder (Estee) Cos., Inc. (The)-Class A	18,100	860
Olin Corp.	77,400	1,303
Rohm & Haas Co.	7,100	370
Sherwin-Williams Co. (The)	14,000	967
Valspar Corp.	52,100	1,468
Commercial Banks (1.0%)
Bank of America Corp.	3,900	205
National City Corp.	10,700	405
Whitney Holding Corp.	12,800	405
Communication (0.8%)
DIRECTV Group (The), Inc. ‡	32,500	793
Communications Equipment (0.4%)
Comverse Technology, Inc. ‡	22,200	430
Computer & Data Processing Services (6.0%)
Alliance Data Systems Corp. ‡	11,400	774
BEA Systems, Inc. ‡	28,000	345
CSG Systems International, Inc. ‡	15,900	399
Fiserv, Inc. ‡	13,900	731
Jack Henry & Associates, Inc.	24,400	521
Mentor Graphics Corp. ‡	44,800	833
National Instruments Corp.	33,400	962
SRA International, Inc.-Class A ‡	21,500	544

Total System Services, Inc.	31,900	986
Computer & Office Equipment (0.8%)
Jabil Circuit, Inc.	13,800	331
Lexmark International, Inc. ‡	8,100	511
Department Stores (1.7%)
Foot Locker, Inc.	40,500	909
TJX Cos., Inc.	27,600	816
Drug Stores & Proprietary Stores (1.6%)
Walgreen Co.	36,800	1,667
Educational Services (1.3%)
ITT Educational Services, Inc. ‡	17,000	1,319
Electric Services (6.8%)
Allegheny Energy, Inc. ‡	8,300	386
CenterPoint Energy, Inc.	75,800	1,308
Energy East Corp.	58,300	1,400
NRG Energy, Inc. ‡	30,200	1,810
Sierra Pacific Resources ‡	58,000	987
TXU Corp.	17,600	952
Electric, Gas & Sanitary Services (2.8%)
Allied Waste Industries, Inc. ‡	92,300	1,181
PG&E Corp.	36,300	1,695
Electrical Goods (0.6%)
WESCO International, Inc. ‡	9,500	577
Electronic & Other Electric Equipment (0.5%)
Thomas & Betts Corp. ‡	9,600	460
Electronic Components & Accessories (3.9%)
Altera Corp. ‡	25,300	507
AVX Corp.	19,000	275
Intersil Corp.-Class A	30,000	707
Micrel, Inc. ‡	47,500	480
Molex, Inc.	32,000	940
Novellus Systems, Inc. ‡	18,700	577
Plexus Corp. ‡	11,900	200
Xilinx, Inc.	10,700	260
Engineering & Management Services (0.2%)
Jacobs Engineering Group, Inc. ‡	2,600	235
Food & Kindred Products (1.5%)
Hormel Foods Corp.	13,400	508
McCormick & Co., Inc.	26,800	1,046
Food Stores (2.2%)
Kroger Co.	33,300	852
Safeway, Inc.	37,200	1,340
Furniture & Fixtures (1.0%)
Furniture Brands International, Inc.	21,200	353
Kinetic Concepts, Inc. ‡	13,000	639
Gas Production & Distribution (0.9%)
AGL Resources, Inc.	15,400	605
Oneok, Inc.	6,100	262
Health Services (2.7%)
Edwards Lifesciences Corp. ‡	8,800	450
LifePoint Hospitals, Inc. ‡	14,800	503
Lincare Holdings, Inc. ‡	13,000	512
Quest Diagnostics, Inc.	24,200	1,270
Industrial Machinery & Equipment (4.6%)
Cummins, Inc.	6,300	848
Gardner Denver, Inc. ‡	10,200	393
Ingersoll-Rand Co.-Class A	33,500	1,436
Joy Global, Inc.	10,100	469
Lam Research Corp. ‡	18,600	852

Terex Corp. ‡	10,500	597
Instruments & Related Products (1.7%)
Mettler Toledo International, Inc. ‡	14,600	1,209
Newport Corp. ‡	14,500	289
Teradyne, Inc. ‡	13,300	198
Insurance (7.6%)
Cincinnati Financial Corp.	28,400	1,271
Covanta Holding Corp. ‡	22,300	528
HCC Insurance Holdings, Inc.	20,100	627
Ohio Casualty Corp.	50,500	1,492
Philadelphia Consolidated Holding Corp. ‡	4,700	212
SAFECO Corp.	20,600	1,319
Stancorp Financial Group, Inc.	16,100	770
WellCare Health Plans, Inc. ‡	18,400	1,426
Life Insurance (0.2%)
Reinsurance Group of America, Inc.	3,800	221
Lumber & Other Building Materials (0.5%)
Lowe’s Cos., Inc.	14,100	475
Oil & Gas Extraction (4.7%)
Anadarko Petroleum Corp.	7,200	315
Nabors Industries, Ltd. ‡	25,700	778
Patterson-UTI Energy, Inc.	36,400	879
Superior Energy Services, Inc. ‡	12,600	382
Unit Corp. ‡	11,800	572
XTO Energy, Inc.	35,700	1,802
Paper & Allied Products (1.4%)
Bemis Co.	28,100	953
Temple-Inland, Inc.	10,000	499
Paperboard Containers & Boxes (0.9%)
Packaging Corp. of America	39,600	904
Personal Credit Institutions (1.7%)
AmeriCredit Corp. ‡	45,800	1,243
SLM Corp.	11,100	510
Petroleum Refining (0.8%)
Holly Corp.	14,500	764
Pharmaceuticals (3.7%)
AmerisourceBergen Corp.	22,600	1,184
Forest Laboratories, Inc. ‡	4,800	269
McKesson Corp.	6,700	374
Mylan Laboratories	48,400	1,072
Pfizer, Inc.	9,900	260
Schering-Plough Corp.	21,500	538
Primary Metal Industries (1.9%)
Alcoa, Inc.	36,700	1,185
Nucor Corp.	5,700	368
Steel Dynamics, Inc.	10,400	408
Printing & Publishing (2.4%)
CBS Corp.-Class B	13,900	433
McClatchy Co.-Class A	25,100	971
Meredith Corp.	18,100	1,067
Railroads (1.6%)
CSX Corp.	43,500	1,600
Real Estate (0.6%)
Jones Lang Lasalle, Inc.	5,400	564
Restaurants (2.7%)
Brinker International, Inc.	24,600	776
Darden Restaurants, Inc.	18,900	740
Ruby Tuesday, Inc.	42,800	1,225
Retail Trade (2.0%)

Family Dollar Stores, Inc.	39,100	1,267
Staples, Inc.	20,000	514
Target Corp.	3,400	209
Savings Institutions (0.3%)
IndyMac Bancorp, Inc.	7,000	272
Security & Commodity Brokers (0.8%)
Lehman Brothers Holdings, Inc.	10,400	855
Stone, Clay & Glass Products (1.8%)
Eagle Materials, Inc.	35,900	1,773
Telecommunications (0.2%)
CenturyTel, Inc.	5,100	229
Toys, Games & Hobbies (1.0%)
Mattel, Inc.	43,400	1,057
Water Transportation (0.7%)
Overseas Shipholding Group	4,300	267
Tidewater, Inc.	7,800	402
Wholesale Trade Durable Goods (2.7%)
Cytyc Corp. ‡	27,300	790
Ingram Micro, Inc.-Class A ‡	35,400	691
Pool Corp.	32,900	1,204
Total Common Stocks (cost: $97,452)		99,495

Total Long Position (cost: $97,452) #		$99,495

SECURITIES SOLD SHORT (-98.4%)
COMMON STOCKS (-98.4%)
Air Transportation (-0.9%)
Airtran Holdings, Inc. ‡	46,400	$(514)
Alaska Air Group, Inc. ‡	8,800	(377)
Apparel & Accessory Stores (-2.2%)
Chico’s FAS, Inc. ‡	17,300	(361)
Pacific Sunwear of California, Inc. ‡	11,400	(223)
Urban Outfitters, Inc. ‡	68,900	(1,681)
Apparel Products (-0.6%)
Polo Ralph Lauren Corp.	6,800	(558)
Automotive (-0.8%)
ITT Industries, Inc.	13,100	(781)
Business Services (-2.7%)
Brink’s Co. (The)	9,900	(615)
Iron Mountain, Inc. ‡	19,200	(537)
Lamar Advertising Co. ‡	20,500	(1,359)
Moody’s Corp.	3,200	(229)
Chemicals & Allied Products (-5.4%)
Cabot Corp.	12,300	(550)
Cytec Industries, Inc.	25,800	(1,502)
Monsanto Co.	15,600	(859)
Mosaic Co. (The) ‡	78,600	(1,566)
RPM, Inc.	16,500	(383)
Scotts Miracle-Gro Co. (The)-Class A	10,700	(573)
Commercial Banks (-0.4%)
Compass Bancshares, Inc.	4,000	(244)
Valley National Bancorp	7,900	(202)
Communication (-1.4%)
EchoStar Communications Corp.-Class A ‡	8,400	(339)
SBA Communications Corp. ‡	35,200	(1,046)
Communications Equipment (-0.6%)
ADC Telecommunications, Inc. ‡	37,500	(605)

Computer & Data Processing Services (-5.8%)
Adobe Systems, Inc. ‡	25,300	(983)
Autodesk, Inc. ‡	25,700	(1,124)
BISYS Group (The), Inc. ‡	86,400	(1,103)
CA, Inc.	38,300	(940)
Computer Sciences Corp. ‡	9,700	(509)
Electronic Arts, Inc. ‡	13,700	(685)
Microsoft Corp.	17,000	(525)
Computer & Office Equipment (-2.9%)
Dell, Inc. ‡	19,800	(480)
Sandisk Corp. ‡	17,000	(683)
Scientific Games Corp.-Class A ‡	44,500	(1,381)
VeriFone Holdings, Inc. ‡	8,300	(332)
Construction (-0.2%)
Fluor Corp.	2,700	(223)
Department Stores (-0.2%)
BJ’s Wholesale Club, Inc. ‡	7,600	(232)
Electric Services (-5.1%)
Alliant Energy Corp.	43,600	(1,585)
Black Hills Corp.	20,400	(756)
DPL, Inc.	37,500	(1,076)
FPL Group, Inc.	7,500	(425)
Progress Energy, Inc.	11,600	(551)
WPS Resources Corp.	13,600	(721)
Electric, Gas & Sanitary Services (-3.2%)
Ameren Corp.	9,800	(520)
Exelon Corp.	21,800	(1,308)
Stericycle, Inc. ‡	17,700	(1,363)
Electronic Components & Accessories (-2.1%)
Advanced Micro Devices, Inc. ‡	24,800	(386)
Intel Corp.	32,300	(677)
Silicon Laboratories, Inc. ‡	31,800	(1,021)
Engineering & Management Services (-1.7%)
Shaw Group (The), Inc. ‡	51,100	(1,725)
Entertainment (-0.2%)
International Game Technology	5,500	(239)
Food & Kindred Products (-2.3%)
Hershey Co. (The)	10,400	(531)
Tyson Foods, Inc.-Class A	102,100	(1,812)
Food Stores (-2.5%)
Panera Bread Co.-Class A ‡	30,100	(1,775)
Ruddick Corp.	25,800	(717)
Furniture & Fixtures (-1.5%)
HNI Corp.	18,600	(903)
Johnson Controls, Inc.	6,100	(564)
Gas Production & Distribution (-1.4%)
Southwestern Energy Co. ‡	28,100	(1,081)
Vectren Corp.	12,500	(352)
Health Services (-2.4%)
Omnicare, Inc.	27,100	(1,089)
Pediatrix Medical Group, Inc. ‡	20,500	(1,077)
Triad Hospitals, Inc. ‡	4,900	(208)
Hotels & Other Lodging Places (-0.9%)
Boyd Gaming Corp.	18,300	(871)
Industrial Machinery & Equipment (-0.7%)
AGCO Corp. ‡	10,000	(340)
Flowserve Corp. ‡	6,600	(350)
Instruments & Related Products (-3.0%)
DRS Technologies, Inc.	11,900	(659)

Eastman Kodak Co.	57,600	(1,490)
KLA-Tencor Corp.	4,200	(207)
PerkinElmer, Inc.	29,100	(695)
Insurance (-1.9%)
First American Corp.	10,200	(432)
Mercury General Corp.	10,000	(522)
PMI Group, Inc. (The)	9,400	(450)
St. Paul Travelers Cos., Inc. (The)	10,200	(519)
Insurance Agents, Brokers & Service (-2.8%)
AON Corp.	43,300	(1,553)
Arthur J. Gallagher & Co.	44,500	(1,276)
Leather & Leather Products (-0.6%)
Timberland Co.-Class A ‡	18,700	(564)
Life Insurance (-1.6%)
Conseco, Inc. ‡	82,900	(1,646)
Lumber & Other Building Materials (-0.4%)
Martin Marietta Materials, Inc.	3,800	(439)
Lumber & Wood Products (-1.7%)
Weyerhaeuser Co.	23,100	(1,733)
Management Services (-2.0%)
Corporate Executive Board Co.	3,800	(345)
Hewitt Associates, Inc.-Class A ‡	62,200	(1,676)
Medical Instruments & Supplies (-1.7%)
Boston Scientific Corp. ‡	20,400	(376)
Resmed, Inc. ‡	9,900	(521)
Respironics, Inc. ‡	5,800	(247)
St. Jude Medical, Inc. ‡	14,000	(599)
Mining (-1.6%)
Massey Energy Co.	26,900	(637)
Vulcan Materials Co.	10,000	(1,018)
Motion Pictures (-0.9%)
Avid Technology, Inc. ‡	23,600	(873)
Motor Vehicles, Parts & Supplies (-0.2%)
BorgWarner, Inc.	3,400	(233)
Oil & Gas Extraction (-5.6%)
Diamond Offshore Drilling, Inc.	14,400	(1,216)
Equitable Resources, Inc.	40,700	(1,760)
Hanover Compressor Co. ‡	46,400	(898)
Schlumberger, Ltd.	12,900	(819)
Transocean, Inc. ‡	12,700	(983)
Paper & Allied Products (-2.1%)
Bowater, Inc.	35,300	(966)
Glatfelter	50,400	(816)
Smurfit-Stone Container Corp. ‡	29,700	(321)
Personal Services (-1.9%)
H&R Block, Inc.	44,800	(1,102)
Regis Corp.	20,200	(844)
Pharmaceuticals (-3.7%)
Abraxis BioScience, Inc.	8,500	(222)
Allergan, Inc.	10,300	(1,202)
Bristol-Myers Squibb Co.	39,300	(1,131)
Par Pharmaceutical Cos., Inc. ‡	44,100	(1,163)
Primary Metal Industries (-1.1%)
Hubbell, Inc.-Class B	19,100	(921)
Titanium Metals Corp. ‡	7,100	(219)
Printing & Publishing (-2.6%)
Dow Jones & Co., Inc.	13,400	(505)
RH Donnelley Corp.	27,100	(1,804)
RR Donnelley & Sons Co.	7,200	(267)

Radio, Television & Computer Stores (-0.8%)
RadioShack Corp.	38,600	(853)
Real Estate (-1.1%)
Forest City Enterprises, Inc.-Class A	18,100	(1,094)
Research & Testing Services (-0.6%)
Pharmaceutical Product Development, Inc.	16,300	(562)
Residential Building Construction (-0.6%)
Toll Brothers, Inc. ‡	16,500	(558)
Restaurants (-1.7%)
Cheesecake Factory (The) ‡	8,300	(229)
Starbucks Corp. ‡	43,500	(1,520)
Retail Trade (-1.7%)
Barnes & Noble, Inc.	5,400	(210)
Borders Group, Inc.	44,200	(927)
Coldwater Creek, Inc. ‡	28,600	(533)
Rubber & Misc. Plastic Products (-0.8%)
Tupperware Brands Corp.	32,600	(761)
Savings Institutions (-1.3%)
People’s Bank	30,200	(1,359)
Security & Commodity Brokers (-1.0%)
Nuveen Investments, Inc.-Class A	20,600	(1,020)
Stone, Clay & Glass Products (-1.7%)
Owens-IIlinois, Inc. ‡	78,100	(1,739)
Telecommunications (-0.7%)
NII Holdings, Inc. ‡	5,100	(376)
Sprint Nextel Corp.	18,600	(332)
Textile Mill Products (-0.5%)
Mohawk Industries, Inc. ‡	6,500	(536)
Transportation & Public Utilities (-0.9%)
GATX Corp.	21,000	(958)
Water Transportation (-1.0%)
Alexander & Baldwin, Inc.	19,600	(969)
Wholesale Trade Durable Goods (-0.2%)
Tech Data Corp. ‡	6,700	(249)
Wholesale Trade Nondurable Goods (-0.3%)
Tractor Supply Co. ‡	6,800	(342)
Total Common Stocks (proceeds: $97,595)		(99,323)

Total Securities Sold Short (proceeds: $97,595)		$(99,323)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $97,452. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,265 and $1,222, respectively. Net unrealized depreciation for tax purposes is $2,043.

TA IDEX MFS International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.9%)
Australia (0.8%)
QBE Insurance Group, Ltd.	10,560	$252
Austria (1.1%)
Erste Bank der Oesterreichischen Sparkassen AG	4,720	366
Bermuda (1.6%)
Esprit Holdings, Ltd.	16,500	167
Li & Fung, Ltd.	112,000	349
Canada (0.9%)
Canadian National Railway Co.	6,300	288
Cayman Islands (0.2%)
Hutchison Telecommunications International, Ltd. ‡	26,000	63
France (23.0%)
Air Liquide	3,870	899
AXA	20,670	869
Credit Agricole SA	16,880	721
Gaz De France	6,530	280
Legrand Promesses	10,880	322
L’Oreal SA	2,790	294
LVMH Moet Hennessy Louis Vuitton SA	8,320	875
Pernod-Ricard	3,336	681
Sanofi-Aventis	7,120	624
Schneider Electric SA	8,210	988
Total SA	11,820	796
Vivendi Universal SA	7,010	288
Germany (6.2%)
Bayer AG	11,240	660
Bayerische Motoren Werke AG	4,200	255
Continental AG	2,174	262
E.ON AG	6,520	883
Hong Kong (0.6%)
CNOOC, Ltd.	240,000	204
Indonesia (0.5%)
Bank Central Asia Tbk PT	284,500	159
Italy (3.8%)
Assicurazioni Generali SpA	8,360	359
Intesa Sanpaolo	37,200	280
UniCredito Italiano SpA (a)	66,640	617
Japan (17.3%)
Aeon Credit Service Co., Ltd.	11,200	213
Asahi Glass Co., Ltd.	32,000	421
Bridgestone Corp.	13,300	288
Canon, Inc.	12,200	640
Fanuc, Ltd.	3,700	341
Hirose Electric Co., Ltd.	500	59
Kao Corp.	25,000	713
Nintendo Co., Ltd.	900	265
Nitto Denko Corp.	2,500	122
Nomura Holdings, Inc.	18,400	373
Omron Corp.	11,000	295
Ricoh Co., Ltd.	25,000	543
Shinsei Bank, Ltd.	63,000	345
Tokyo Gas Co., Ltd.	44,000	227
Toyota Motor Corp.	13,600	894
Netherlands (0.3%)
TNT NV	2,400	108
Singapore (1.5%)
Singapore Telecommunications, Ltd.	224,150	511
South Korea (2.5%)
Samsung Electronics Co., Ltd.	1,373	844
Spain (1.0%)
Banco Bilbao Vizcaya Argentaria SA	13,280	329
Sweden (0.8%)

1

Telefonaktiebolaget LM Ericsson-Class B	63,930	252
Switzerland (16.7%)
Actelion NV ‡	1,060	257
Givaudan	290	261
Julius Baer Holding AG	4,500	538
Nestle SA	3,648	1,334
Roche Holding AG-Genusschein	6,700	1,255
Swiss Reinsurance (a)	7,980	661
Synthes, Inc.	1,590	199
UBS AG-Registered	16,421	1,024
Thailand (0.5%)
Bangkok Bank PCL-(Foreign Registered)	54,100	174
United Kingdom (20.6%)
BG Group PLC	17,490	229
BHP Billiton PLC	13,310	247
Diageo PLC	35,510	688
GlaxoSmithKline PLC	30,300	810
Ladbrokes PLC	49,360	424
Next PLC	10,620	406
Reckitt Benckiser PLC	21,800	1,045
Royal Dutch Shell PLC-Class A	15,430	518
Smiths Group PLC	20,480	427
Tesco PLC	75,110	614
William Hill PLC	60,030	754
WPP Group PLC	45,520	666
Total Common Stocks (cost: $28,802)		33,115
Total Investment Securities (cost: $28,802) #		$33,115

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
(a)	Passive Foreign Investment Company.
#

Aggregate cost for federal income tax purposes is $28,989. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,409 and $283, respectively. Net unrealized appreciation for tax purposes is $4,126.

2

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Chemicals & Allied Products	12.0%	$3,994
Commercial Banks	10.6%	3,529
Pharmaceuticals	8.9%	2,945
Beverages	6.8%	2,244
Oil & Gas Extraction	4.4%	1,475
Security & Commodity Brokers	4.2%	1,397
Food & Kindred Products	4.0%	1,334
Insurance	3.8%	1,272
Computer & Office Equipment	3.6%	1,184
Amusement & Recreation Services	3.6%	1,178
Automotive	3.5%	1,149
Business Services	3.3%	1,093
Electronic Components & Accessories	3.1%	1,018
Industrial Machinery & Equipment	3.0%	988
Electric Services	2.7%	883
Life Insurance	2.6%	869
Electronic & Other Electric Equipment	2.5%	844
Food Stores	1.9%	615
Telecommunications	1.7%	573
Rubber & Misc. Plastic Products	1.7%	550
Petroleum Refining	1.6%	518
Gas Production & Distribution	1.5%	507
Lumber & Other Building Materials	1.3%	421
Apparel & Accessory Stores	1.2%	406
Transportation Equipment	1.0%	349
Railroads	0.9%	288
Radio & Television Broadcasting	0.9%	288
Manufacturing Industries	0.8%	265
Communications Equipment	0.8%	252
Personal Credit Institutions	0.6%	213
Medical Instruments & Supplies	0.6%	199
Wholesale Trade Durable Goods	0.5%	167
Transportation & Public Utilities	0.3%	108
Investment Securities, at value	99.9%	33,115
Total Investment Securities	99.9%	$33,115

1

TA IDEX Multi-Manager Alternative Strategies Fund

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.4%) e
Capital Preservation (21.8%)
TA IDEX Loomis Sayles Bond ‡	65,227	$652
TA IDEX Transamerica Money Market	191,825	192
Foreign Fixed-Income (10.9%)
TA IDEX JPMorgan International Bond	41,038	421
Growth Equity (41.6%)
TA IDEX Bjurman, Barry Micro Emerging Growth ‡	10,948	116
TA IDEX BlackRock Natural Resources ‡	34,495	346
TA IDEX Federated Market Opportunity	60,074	574
TA IDEX Mellon Market Neutral Strategy ‡	57,447	576
Specialty- Real Estate (9.2%)
TA IDEX Clarion Global Real Estate Securities	17,540	354
World Equity (15.9%)
TA IDEX BlackRock Global Allocation	30,728	346
TA IDEX Evergreen International Small Cap	10,035	155
TA IDEX Oppenheimer Developing Markets	9,571	115

Total Investment Companies (cost: $3,835) #		$3,847

NOTES TO SCHEDULE OF INVESTMENTS:

e	The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.
‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $3,835. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $15 and $3, respectively. Net unrealized appreciation for tax purposes is $12.

1

TA IDEX Multi-Manager International Fund

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (98.6%) e
Specialty- Real Estate (5.9%)
TA IDEX Clarion Global Real Estate Securities	611,941	$12,367
World Equity (92.7%)
TA IDEX AllianceBernstein International Value	2,995,422	38,401
TA IDEX BlackRock Global Allocation	979,793	11,052
TA IDEX Evergreen International Small Cap	1,145,213	17,659
TA IDEX Marsico International Growth	2,943,669	37,238
TA IDEX Neuberger Berman International	4,191,304	49,751
TA IDEX Oppenheimer Developing Markets	3,396,074	40,957

Total Investment Companies (cost: $200,823) #		$207,425

NOTES TO SCHEDULE OF INVESTMENTS:
e	The Fund invests its assets in Class I shares of the affiliated Transamerica IDEX Mutual Funds.
#

Aggregate cost for federal income tax purposes is $201,149. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $8,334 and $2,058, respectively. Net unrealized appreciation for tax purposes is $6,276.

1

TA IDEX Neuberger Berman International

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (2.6%)
Brazil (0.7%)
Universo Online SA ‡	535,641	$3,060
Germany (1.9%)
Porsche AG	6,689	8,425
Total Preferred Stocks (cost: $9,046)		11,485

COMMON STOCKS (92.2%)
Australia (3.0%)
Paladin Resources, Ltd. ‡	796,820	5,351
Timbercorp, Ltd.	365,507	793
Woodside Petroleum, Ltd.	238,718	6,906
Austria (1.0%)
CAT Oil AG ‡	111,610	2,759
Zumtobel AG ‡	50,340	1,634
Belgium (4.3%)
Euronav NV †	152,519	4,503
Fortis	91,440	3,829
Icos Vision Systems NV ‡†	52,269	2,190
InBev	127,880	8,204
Bermuda (1.0%)
TPV Technology, Ltd.	7,102,000	4,393
Brazil (4.7%)
Cia Vale do Rio Doce-Class A, ADR †	269,525	7,743
M Dias Branco SA ‡	61,900	750
Natura Cosmeticos SA	135,440	1,829
Petroleo Brasileiro SA, ADR †	66,755	6,561
Ultrapar Participacoes SA, Sponsored ADR †	145,905	3,494
Canada (9.7%)
Addax Petroleum Corp.	102,520	2,814
Addax Petroleum Corp.-144A ‡¡	59,700	1,639
Addax Petroleum Corp.-144A ‡¡	39,200	1,076
Canadian Natural Resources, Ltd.	128,960	6,428
Corus Entertainment, Inc.	139,340	5,784
First Calgary Petroleums, Ltd. ‡	157,100	994
Great Canadian Gaming Corp. ‡	235,390	2,431
MacDonald Dettwiler & Associates, Ltd. ‡	177,415	7,485
Suncor Energy, Inc.	85,790	6,338
Talisman Energy, Inc.	396,670	6,966
France (7.0%)
BNP Paribas	38,721	4,305
Groupe Steria SCA	39,198	2,405
IPSOS	112,612	3,863
Kaufman & Broad SA	64,034	4,160
Societe Generale-Class A	21,895	3,855
Total SA, ADR	70,920	4,826
Vallourec	27,521	7,092
Germany (4.2%)
Continental AG	57,453	6,933
Wacker Chemie AG ‡	36,665	5,879
Wincor Nixdorf AG	34,557	5,467
Greece (0.9%)
Sarantis SA	105,595	1,062
Titan Cement Co. SA	48,780	2,726
Ireland (9.4%)
Allied Irish Banks PLC	190,522	5,484
Anglo Irish Bank Corp. PLC	662,441	13,374
C&C Group PLC	112,818	1,657
CRH PLC	242,475	9,538
Depfa Bank PLC	361,320	6,371
Dragon Oil PLC ‡	1,214,652	4,280
Italy (1.2%)
Marazzi Group SpA	340,667	4,167

1

Milano Assicurazioni SpA	126,755	1,007
Nice SpA ‡	11,506	98
Japan (13.5%)
Acom Co., Ltd. (a)	70,280	2,661
Aica Kogyo Co., Ltd.	123,400	1,699
Bosch Corp.	338,000	1,657
Chiyoda Corp.	196,000	4,108
FCC Co, Ltd.	289,100	7,122
Gulliver International Co., Ltd.	6,870	539
Heiwa Corp.	303,200	3,973
Hogy Medical Co., Ltd.	45,100	2,118
Mars Engineering Corp.	243,400	5,151
Maruichi Steel Tube, Ltd.	114,600	3,051
Nissan Motor Co., Ltd.	574,500	7,162
Nissin Healthcare Food Service Co., Ltd.	122,300	1,568
Pasona, Inc.	1,002	2,013
Pentax Corp. †	730,000	4,128
Plenus Co., Ltd.	5,400	123
Sankyo Co., Ltd./Gunma	76,400	3,783
Sumitomo Metal Industries, Ltd.	1,151,000	4,872
Takuma Co., Ltd. †	269,000	1,606
Tenma Corp.	73,500	1,285
Luxembourg (1.0%)
Tenaris SA, ADR	91,640	4,350
Netherlands (3.0%)
Aalberts Industries NV	44,964	4,140
OPG Groep NV	19,075	2,236
Sligro Food Group NV	29,883	2,035
Tele Atlas NV ‡	72,634	1,508
Wavin NV ‡	161,161	3,173
Norway (0.8%)
ProSafe ASA	225,055	3,507
South Korea (3.0%)
Daegu Bank	96,780	1,593
Hyundai Mobis ‡	30,313	2,457
KT Corp.	95,460	4,350
SK Telecom Co., Ltd.	20,453	4,345
Spain (0.7%)
Renta Corp. Real Estate SA ‡	62,005	2,777
Sweden (1.3%)
Lindab International AB ‡	121,100	2,446
Nobia AB	83,765	3,324
Switzerland (2.6%)
Advanced Digital Broadcast Holdings SA ‡	60,535	4,153
Kloeckner & Co. AG ‡	117,935	5,149
Swiss Reinsurance (a)	25,565	2,118
United Kingdom (19.9%)
Barclays PLC	508,671	7,368
Barratt Developments PLC	235,095	5,439
Burren Energy PLC	512,601	7,540
GlaxoSmithKline PLC	75,355	2,013
Kensington Group PLC	263,055	4,006
Lloyds TSB Group PLC	780,985	8,889
Northern Rock PLC	176,567	4,057
Northgate PLC	116,445	2,512
Paragon Group of Cos. PLC	22,100	260
Punch Taverns PLC	416,928	9,361
Raymarine PLC	58,235	498
Redrow PLC	601,271	7,291
RPS Group PLC	678,746	3,810
Tullow Oil PLC	1,023,879	7,987
Vodafone Group PLC	3,752,341	10,870
William Hill PLC	361,737	4,546
Total Common Stocks (cost: $347,689)		400,170

2

	Principal	Value
SECURITY LENDING COLLATERAL (5.7%)
Debt (5.4%)
Bank Notes (0.2%)
Bank of America
5.32%, due 02/16/2007	828	828
Commercial Paper (1.7%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	163	163
5.28%, due 02/13/2007	331	331
Bear Stearns & Co.
5.37%, due 07/10/2007	331	331
Charta LLC-144A
5.30%, due 02/26/2007	320	320
Clipper Receivables Corp.
5.28%, due 02/23/2007	159	159
Compass Securitization LLC-144A
5.28%, due 02/12/2007	331	331
CRC Funding LLC-144A
5.29%, due 03/07/2007	318	318
Den Danske Bank
5.29%, due 02/12/2007	647	647
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	331	331
5.29%, due 02/16/2007	331	331
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	331	331
General Electric Capital Corp.
5.29%, due 03/23/2007	166	166
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	324	324
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	497	497
Morgan Stanley
5.38%, due 08/01/2007	331	331
Old Line Funding LLC-144A
5.29%, due 02/12/2007	158	158
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	158	158
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	157	157
5.33%, due 02/08/2007	166	166
5.29%, due 02/20/2007	158	158
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	331	331
5.28%, due 02/06/2007	325	325
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	166	166
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	331	331
Yorktown Capital LLC
5.29%, due 02/06/2007	161	161
5.29%, due 02/15/2007	323	323
Euro Dollar Overnight (0.3%)
Bank of Nova Scotia
5.29%, due 02/06/2007	331	331
BNP Paribas
5.28%, due 02/01/2007	43	43
Societe Generale
5.28%, due 02/05/2007	1,159	1,160
Euro Dollar Terms (1.9%)
Bank of Nova Scotia
5.30%, due 02/27/2007	663	663
Barclays
5.31%, due 04/09/2007	497	497

3

Calyon
5.31%, due 02/22/2007	828	828
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	497	497
Citigroup
5.31%, due 03/16/2007	331	331
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	663	663
5.28%, due 02/16/2007	1,656	1,656
Fortis Bank
5.29%, due 03/26/2007	331	331
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	497	497
Marshall & Ilsley Bank
5.30%, due 03/19/2007	331	331
Rabobank Nederland
5.28%, due 02/26/2007	166	166
Royal Bank of Canada
5.31%, due 02/14/2007	497	497
5.31%, due 02/15/2007	331	331
Royal Bank of Scotland
5.29%, due 02/09/2007	331	331
Societe Generale
5.28%, due 02/27/2007	497	497
UBS AG
5.28%, due 03/23/2007	166	166
Repurchase Agreements (1.3%) ††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $927 on 02/01/2007	927	927
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $3,423 on 02/01/2007	3,423	3,423
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $1,160 on 02/01/2007	1,160	1,160

	Shares	Value
Investment Companies (0.3%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	1,251,396	1,251
Total Security Lending Collateral (cost: $24,750)		24,750
Total Investment Securities (cost: $381,485) #		$436,405

NOTES TO SCHEDULE OF INVESTMENTS:
‡	Non-income producing.
†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $23,846.
(a)	Passive Foreign Investment Company.
††

Cash collateral for the Repurchase Agreements, valued at $5,595, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.

4

#

Aggregate cost for federal income tax purposes is $381,653. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $65,022 and $10,270, respectively. Net unrealized appreciation for tax purposes is $54,752.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $7,942 or 1.8% of the net assets of the Fund.

ADR	American Depositary Receipt

5

TA IDEX Neuberger Berman International

SCHEDULE OF INVESTMENTS

January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Oil & Gas Extraction	15.8%	$68,633
Commercial Banks	12.7%	55,069
Business Services	4.6%	20,013
Telecommunications	4.5%	19,564
Automotive	3.6%	15,588
Lumber & Other Building Materials	3.5%	15,157
Primary Metal Industries	3.5%	15,014
Chemicals & Allied Products	3.2%	13,963
Manufacturing Industries	3.1%	13,406
Metal Mining	3.0%	13,095
Residential Building Construction	2.9%	12,730
Computer & Data Processing Services	2.9%	12,440
Motor Vehicles, Parts & Supplies	2.6%	11,236
Restaurants	2.5%	11,052
Electronic & Other Electric Equipment	2.3%	9,954
Beverages	2.3%	9,861
Amusement & Recreation Services	1.6%	6,977
Rubber & Misc. Plastic Products	1.6%	6,933
Petroleum Refining	1.5%	6,337
Radio & Television Broadcasting	1.3%	5,784
Engineering & Management Services	1.3%	5,713
Wholesale Trade Durable Goods	1.2%	5,149
Water Transportation	1.0%	4,503
Computer & Office Equipment	1.0%	4,393
Security & Commodity Brokers	1.0%	4,266
Pharmaceuticals	1.0%	4,249
Instruments & Related Products	1.0%	4,226
Construction	0.9%	4,160
Mortgage Bankers & Brokers	0.9%	4,057
Electric, Gas & Sanitary Services	0.9%	3,810
Furniture & Fixtures	0.8%	3,324
Insurance	0.7%	3,126
Real Estate	0.6%	2,776
Stone, Clay & Glass Products	0.6%	2,726
Personal Credit Institutions	0.6%	2,661
Electronic Components & Accessories	0.5%	2,190
Medical Instruments & Supplies	0.5%	2,118
Wholesale Trade Nondurable Goods	0.5%	2,035
Fabricated Metal Products	0.3%	1,285
Holding & Other Investment Offices	0.2%	793
Food & Kindred Products	0.2%	750
Automotive Dealers	0.1%	539
Investment Securities, at value	94.8%	411,655
Short-Term Investments	5.7%	24,750
Total Investment Securities	100.5%	$436,405

1

TA IDEX Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (4.7%)
Brazil (4.5%)
All America Latina Logistica SA	567,000	6,136
Banco Bradesco SA	93,220	$3,785
Eletropaulo Metropolitana de Sao Paulo SA -Class B ‡	26,294,900	1,291
Lojas Americanas SA	54,279,000	3,142
Sadia SA	1,195,000	3,835
Tele Norte Leste Participacoes SA	34,000	456
South Korea (0.2%)
Hyundai Motor Co.	13,890	558
S-Oil Corp.	8,592	474
Total Preferred Stocks (cost: $14,681)		19,677

COMMON STOCKS (91.3%)
Bermuda (0.4%)
Bunge, Ltd.	14,300	1,100
Varitronix International, Ltd.	1,135,000	653
Brazil (11.7%)
All America Latina Logistica SA, GDR-144A a	47,300	512
Aracruz Celulose SA, Sponsored ADR	22,700	1,257
Banco Bradesco SA, Sponsored ADR	50,400	2,048
Banco Nossa Caixa SA	55,000	1,248
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	93,419	3,078
Cia de Bebidas das Americas, ADR	10,000	459
Cia Vale do Rio Doce, ADR	128,200	4,350
Cia Vale do Rio Doce-Class A, ADR †	119,000	3,419
Cyrela Brazil Realty SA, GDR-144A ‡a	15,100	2,792
Diagnosticos da America SA ‡	82,200	1,644
Empresa Brasileira de Aeronautica SA	194,000	1,945
Gafisa SA ‡	117,400	1,712
Lupatech SA ‡	8,000	133
Natura Cosmeticos SA	120,200	1,623
Petroleo Brasileiro SA, ADR	26,900	2,386
Petroleo Brasileiro SA, ADR †	177,406	17,435
Tele Norte Leste Participacoes SA	98,000	2,568
Canada (0.6%)
Yamana Gold, Inc.	191,100	2,576
Cayman Islands (0.9%)
GlobalSantaFe Corp.	36,900	2,141
Hutchison Telecommunications International, Ltd. ‡	688,000	1,656
Chile (0.1%)
Empresas COPEC SA	16,382	211
China (3.0%)
China Oilfield Services, Ltd.	648,000	442
China Petroleum & Chemical Corp.-Class H	4,254,000	3,557
China Shenhua Energy Co., Ltd.-Class H	1,193,000	2,918
Industrial & Commercial Bank of China-Class H ‡	3,066,000	1,779
PetroChina Co., Ltd.-Class H	1,518,000	1,860
Yanzhou Coal Mining Co., Ltd.	2,177,000	2,024
Denmark (0.6%)
FLSmidth & Co. A/S-Class B	36,600	2,392
Egypt (2.8%)
Commercial International Bank, GDR	167,050	1,554
Commercial International Bank, GDR-144A ‡a	105,800	984
Eastern Tobacco	34,888	1,960
Medinet Nasr Housing	60,662	1,384
Orascom Construction Industries	4,487	205
Orascom Telecom Holding SAE	82,085	5,638
France (0.7%)
Technip SA	47,500	3,032
Hong Kong (1.3%)
China Mobile, Ltd., Sponsored ADR †	108,800	5,021

1

Techtronic Industries Co.	4,000	6
Television Broadcasts, Ltd.	64,000	438
Hungary (0.2%)
OTP Bank Rt	17,400	769
India (13.3%)
Amtek Auto, Ltd.	378,500	3,096
Bajaj Auto, Ltd.	32,400	2,027
Bharat Electronics, Ltd.	74,900	2,325
Bharat Forge, Ltd.	27,500	208
Bharat Heavy Electricals	37,527	2,139
Bharti Televentures ‡	311,200	4,986
GAIL India, Ltd.	180,295	1,148
Gateway Distriparks, Ltd.	24,034	106
HCL Technologies, Ltd.	128,870	1,892
Hero Honda Motors, Ltd.	16,291	264
Housing Development Finance Corp.	147,500	5,580
ICICI Bank, Ltd., Sponsored ADR	95,200	4,203
Infosys Technologies, Ltd.	108,400	5,509
ITC, Ltd.	487,100	1,916
Larsen & Toubro, Ltd.	151,900	5,460
Mahindra & Mahindra, Ltd.	148,160	3,020
Reliance Capital, Ltd.	91,300	1,283
Reliance Industries, Ltd.	142,000	4,388
Reliance Natural Resources, Ltd. ‡	210,000	126
Rico Auto Industries, Ltd.	357,800	523
Tata Consultancy Services, Ltd.	148,805	4,308
Trent, Ltd.	27,907	515
Indonesia (5.1%)
Aneka Tambang Tbk PT	5,133,900	4,400
Astra International Tbk PT	1,204,500	1,966
Bank Mandiri Persero Tbk PT	6,797,000	1,923
Gudang Garam Tbk PT	1,830,349	2,082
Indosat Tbk PT	8,229,500	5,426
Ramayana Lestari Sentosa Tbk PT	2,130,900	201
Telekomunikasi Indonesia Tbk PT	4,771,500	4,955
Israel (1.7%)
Bank Hapoalim, Ltd.	250,856	1,163
Bank Leumi Le-Israel	304,100	1,191
Elbit Systems, Ltd.	6,254	217
Israel Discount Bank, Ltd.-Class A ‡	687,600	1,440
Makhteshim-Agan Industries, Ltd.	23,100	136
Ormat Industries	23,500	282
Teva Pharmaceutical Industries, Ltd., ADR †	71,200	2,499
Luxembourg (0.8%)
Tenaris SA, ADR	72,600	3,446
Mexico (6.5%)
America Movil SAB de CV, ADR - Series L	192,500	8,539
Cemex SA B de CV, ADR ‡	93,454	3,306
Consorcio ARA SA de CV	199,000	1,334
Corp Interamericana de Entretenimiento SA-Class B ‡	396,300	1,041
Corporacion Geo SAB de CV ‡	367,700	1,945
Empresas ICA Sociedad Controladora SA de CV ‡	585,500	2,155
Fomento Economico Mexicano SAB, Sponsored ADR	22,900	2,750
Grupo Financiero Banorte SA de CV- Class O	103,600	411
Grupo Financiero Inbursa SA-Class O	611,000	1,198
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV ‡	1,315,300	1,569
Sare Holding SA de CV-Class B ‡	1,824,472	2,669
Norway (0.4%)
DET Norske Oljeselskap ‡†	748,600	1,484
Panama (0.5%)
Banco Latinoamericano de Exportaciones SA	126,000	2,109
Philippine Islands (1.3%)
Jollibee Foods Corp.	1,188,000	1,033
SM Prime Holdings	17,958,241	4,315

2

Portugal (0.2%)
Jeronimo Martins	37,200	929
Russia (3.4%)
LUKOIL, ADR †	69,100	5,493
OAO TMK, GDR-144A ‡a	103,100	3,547
Sistema Hals ¡	200	51
Sistema Hals, GDR-144A ‡a	45,000	574
Surgutneftegaz OJSC, Sponsored ADR	70,160	4,210
Singapore (0.9%)
Keppel Corp., Ltd.	181,000	2,109
SembCorp Marine, Ltd.	649,000	1,428
South Africa (6.7%)
Anglo Platinum, Ltd.	48,100	6,021
AngloGold Ashanti, Ltd., ADR †	121,500	5,711
Aspen Pharmacare Holdings, Ltd. ‡	129,614	617
Aveng, Ltd.	90,517	482
Harmony Gold Mining Co., Ltd., ADR ‡†	104,700	1,402
Impala Platinum Holdings, Ltd.	148,700	4,255
JD Group, Ltd.	62,700	756
Liberty Group, Ltd.	88,700	1,039
Massmart Holdings, Ltd.	204,500	2,140
Murray & Roberts Holdings, Ltd.	320,470	2,088
Steinhoff International Holdings, Ltd.	714,600	2,453
Tiger Brands, Ltd.	36,099	857
South Korea (11.7%)
Daegu Bank	65,970	1,086
FINETEC Corp. ‡	66,694	985
GS Engineering & Construction Corp.	12,915	1,070
Hana Financial Group, Inc.	58,220	2,875
Humax Co., Ltd. ‡	94,970	2,239
Hyundai Development Co. ‡	22,150	1,169
Hyundai Engineering & Construction, Co., Inc. ‡	42,306	2,166
Hyundai Motor Co.	33,314	2,374
Jeonbuk Bank	103,415	896
Kia Motors Corp. ‡	170,600	2,084
Kookmin Bank, ADR ‡	25,700	2,044
Korea Exchange Bank ‡	59,640	770
Korea Investment Holdings Co., Ltd.	33,060	1,436
Kyeryong Construction Industrial Co., Ltd.	23,170	928
LG Corp.	24,250	738
LG Electronics, Inc.	19,830	1,099
LG.Philips LCD Co., Ltd. ‡	21,595	602
Mirae Asset Securities Co., Ltd.	22,664	1,601
NHN Corp. ‡	7,167	942
Pacific Corp. ‡	5,133	2,209
Pusan Bank	75,440	966
Samsung Electronics Co., Ltd.	12,544	7,714
Shinhan Financial Group Co., Ltd. ‡	26,760	1,398
Shinsegae Co., Ltd.	3,143	1,823
S-Oil Corp.	33,216	2,304
Ssangyong Motor Co. ‡	470,134	2,332
Telechips, Inc. ‡	18,608	278
Woori Finance Holdings Co., Ltd. ‡	94,150	2,200
Taiwan (10.1%)
Cathay Financial Holding Co., Ltd.	1,760,180	3,902
Chi Mei Optoelectronics Corp.	1,272,000	1,240
China Motor Corp.	10,020	10
Continental Engineering Corp.	586,290	440
Far Eastern Textile Co., Ltd.	689,740	582
Fubon Financial Holding Co., Ltd.	2,271,000	2,076
High Tech Computer Corp.	12,800	190
Hon Hai Precision Industry Co., Ltd.	1,103,800	7,543
Inventec Appliances Corp.	771,300	1,944
Inventec Co., Ltd.	2,117,960	1,717
Largan Precision Co., Ltd.	46,000	695

3

Lite-On Technology Corp.	1,667,113	2,407
MediaTek, Inc.	156,000	1,701
Mitac International	1,195,526	1,452
Motech Industries, Inc.	41,415	594
Powerchip Semiconductor Corp.	108,624	69
President Chain Store Corp.	510,000	1,179
Quanta Computer, Inc.	1,813,163	3,062
Shin Kong Financial Holding Co., Ltd.	371,418	372
Sunplus Technology Co., Ltd.	2,114,782	2,319
Synnex Technology International Corp.	1,293,300	1,573
Taiwan Fertilizer Co., Ltd.	110,000	196
Taiwan Semiconductor Manufacturing Co., Ltd.	697,000	1,427
Uni-President Enterprises Corp.	550,700	502
United Microelectronics Corp.	7,338,086	4,602
Thailand (1.3%)
Advanced Info Service PCL	574,300	1,240
Bangkok Bank PCL-(Foreign Registered)	102,700	331
Kiatnakin Bank PCL	883,087	731
Krung Thai Bank PCL	537,000	187
Siam Commercial Bank PCL	52,800	90
Tisco Bank PCL	1,305,200	793
TMB Bank PCL ‡	33,300,394	1,888
True Corp. PCL ‡	1,124,000	168
Turkey (4.1%)
Aksigorta AS	514,000	2,149
Anadolu Sigorta	56,667	98
Ford Otomotiv Sanayi AS	116,295	1,104
Haci Omer Sabanci Holding	695,000	2,880
Haci Omer Sabanci Holding AS, ADR ‡	709,650	735
KOC Holding AS ‡	774,739	3,293
Tupras-Turkiye Petrol Rafine	123,000	2,179
Turkcell Iletisim Hizmet AS	51,491	286
Turkiye Is Bankasi	299,880	1,423
Turkiye Vakiflar Bankasi Tao	600,338	1,548
Turkiye Vakiflar Bankasi Tao ‡	573,114	1,413
United Kingdom (0.4%)
Highland Gold Mining, Ltd. ‡	469,683	1,609
United States (0.6%)
Hydril ‡	32,300	2,555
Total Common Stocks (cost: $322,329)		378,100

	Principal	Value
SECURITY LENDING COLLATERAL (5.5%)
Debt (5.2%)
Bank Notes (0.2%)
Bank of America
5.32%, due 02/16/2007	759	759
Commercial Paper (1.6%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	149	149
5.28%, due 02/13/2007	304	304
Bear Stearns & Co.
5.37%, due 07/10/2007	303	303
Charta LLC-144A
5.30%, due 02/26/2007	293	293
Clipper Receivables Corp.
5.28%, due 02/23/2007	146	146
Compass Securitization LLC-144A
5.28%, due 02/12/2007	303	303
CRC Funding LLC-144A
5.29%, due 03/07/2007	291	291
Den Danske Bank
5.29%, due 02/12/2007	593	593
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	303	303

4

5.29%, due 02/16/2007	303	303
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	303	303
General Electric Capital Corp.
5.29%, due 03/23/2007	152	152
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	297	297
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	455	455
Morgan Stanley
5.38%, due 08/01/2007	303	303
Old Line Funding LLC-144A
5.29%, due 02/12/2007	144	144
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	145	145
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	144	144
5.33%, due 02/08/2007	152	152
5.29%, due 02/20/2007	144	144
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	303	303
5.28%, due 02/06/2007	298	298
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	152	152
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	303	303
Yorktown Capital LLC
5.29%, due 02/06/2007	147	147
5.29%, due 02/15/2007	296	296
Euro Dollar Overnight (0.4%)
Bank of Nova Scotia
5.29%, due 02/06/2007	303	303
BNP Paribas
5.28%, due 02/01/2007	40	40
Societe Generale
5.28%, due 02/05/2007	1,062	1,062
Euro Dollar Terms (1.8%)
Bank of Nova Scotia
5.30%, due 02/27/2007	607	607
Barclays
5.31%, due 04/09/2007	455	455
Calyon
5.31%, due 02/22/2007	759	759
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	455	455
Citigroup
5.31%, due 03/16/2007	303	303
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	607	607
5.28%, due 02/16/2007	1,517	1,517
Fortis Bank
5.29%, due 03/26/2007	303	303
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	455	455
Marshall & Ilsley Bank
5.30%, due 03/19/2007	303	303
Rabobank Nederland
5.28%, due 02/26/2007	152	152
Royal Bank of Canada
5.31%, due 02/14/2007	455	455
5.31%, due 02/15/2007	303	303
Royal Bank of Scotland
5.29%, due 02/09/2007	303	303
Societe Generale
5.28%, due 02/27/2007	455	455

5

UBS AG
5.28%, due 03/23/2007	152	152
Repurchase Agreements (1.2%) ††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $849 on 02/01/2007	849	849
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $3,136 on 02/01/2007	3,135	3,135
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $1,062 on 02/01/2007	1,062	1,062

	Shares	Value
Investment Companies (0.3%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	1,146,042	1,146
Total Security Lending Collateral (cost: $22,666)		22,666
Total Investment Securities (cost: $359,676) #		$420,443

NOTES TO SCHEDULE OF INVESTMENTS:
‡	Non-income producing.
†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $21,897.
a	Security is deemed to be illiquid.
††

Cash collateral for the Repurchase Agreements, valued at $5,124, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $360,822.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $71,418 and $11,797, respectively.  Net unrealized appreciation for tax purposes is $59,621.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2007, these securities aggregated  $13,195 or 3.2% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

6

TA IDEX Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS

January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	12.2%	$50,658
Oil & Gas Extraction	10.3%	42,456
Telecommunications	9.8%	40,655
Metal Mining	8.2%	33,742
Holding & Other Investment Offices	5.2%	21,489
Electronic Components & Accessories	4.3%	17,892
Computer & Data Processing Services	3.9%	16,147
Automotive	3.3%	13,772
Real Estate	2.6%	10,778
Computer & Office Equipment	2.4%	9,950
Electronic & Other Electric Equipment	2.4%	9,853
Construction	2.1%	8,721
Chemicals & Allied Products	2.1%	8,552
Security & Commodity Brokers	2.0%	8,379
Railroads	1.6%	6,648
Food & Kindred Products	1.5%	6,294
Industrial Machinery & Equipment	1.5%	6,280
Tobacco Products	1.4%	5,957
Residential Building Construction	1.3%	5,222
Petroleum Refining	1.2%	5,082
Mining	1.2%	4,942
Management Services	1.0%	4,308
Food Stores	1.0%	4,257
Communications Equipment	1.0%	4,184
Retail Trade	1.0%	3,962
Engineering & Management Services	0.9%	3,845
Fabricated Metal Products	0.9%	3,547
Department Stores	0.8%	3,343
Stone, Clay & Glass Products	0.8%	3,306
Pharmaceuticals	0.8%	3,237
Beverages	0.8%	3,208
Furniture & Fixtures	0.6%	2,453
Lumber & Other Building Materials	0.6%	2,392
Insurance	0.5%	2,246
Automotive Dealers	0.5%	1,966
Specialty- Real Estate	0.5%	1,945
Health Services	0.4%	1,644
Transportation Equipment	0.3%	1,428
Life Insurance	0.3%	1,412
Electric Services	0.3%	1,292
Paper & Allied Products	0.3%	1,257
Gas Production & Distribution	0.3%	1,148
Amusement & Recreation Services	0.3%	1,041
Restaurants	0.3%	1,033
Wholesale Trade Nondurable Goods	0.2%	929
Furniture & Home Furnishings Stores	0.2%	756
Instruments & Related Products	0.2%	695
Medical Instruments & Supplies	0.1%	617
Textile Mill Products	0.1%	582
Motor Vehicles, Parts & Supplies	0.1%	523
Apparel & Accessory Stores	0.1%	515
Radio & Television Broadcasting	0.1%	438
Communication	0.1%	286
Aerospace	0.1%	217

1

Business Services	0.0%	190
Transportation & Public Utilities	0.0%	106
Investment Securities, at value	96.0%	397,777
Short-Term Investments	5.5%	22,666
Total Investment Securities	101.5%	$420,443

2

TA IDEX Oppenheimer Small- & Mid-Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.8%)
Holding & Other Investment Offices (0.8%)
Granahan McCourt Acquisition Corp.‡	35,900	$287
Information Services Group	59,300	475
Total Convertible Preferred Stocks (cost: $760)		762

COMMON STOCKS (98.4%)
Aerospace (3.9%)
Alliant Techsystems, Inc.‡	13,310	1,078
Empresa Brasileira de Aeronautica SA, ADR	25,956	1,052
Goodrich Corp.	27,260	1,336
Spirit Aerosystems Holdings, Inc.-Class A‡	16,607	509
Amusement & Recreation Services (1.4%)
Penn National Gaming, Inc.‡	25,361	1,111
Pinnacle Entertainment, Inc.‡	8,800	304
Apparel & Accessory Stores (0.5%)
Urban Outfitters, Inc.‡	20,769	507
Apparel Products (1.0%)
Quiksilver, Inc.‡	69,494	987
Automotive (4.3%)
Advance Auto Parts, Inc.	28,349	1,076
Navistar International Corp.‡	31,441	1,391
Oshkosh Truck Corp.	35,998	1,901
Business Services (1.5%)
ACCO Brands Corp.‡	12,983	313
Clear Channel Outdoor Holdings, Inc.-Class A‡	25,537	738
Genesis Lease, Ltd.‡	17,020	441
Chemicals & Allied Products (1.6%)
Chemtura Corp.	50,733	584
Mosaic Co. (The)‡	49,538	987
Commercial Banks (3.5%)
Compass Bancshares, Inc.	12,983	791
Cullen/Frost Bankers, Inc.	5,197	278
East-West Bancorp, Inc.	11,506	442
Marshall & IIsley Corp.	16,171	761
Zions Bancorp	15,571	1,321
Communication (3.2%)
Cablevision Systems Corp.-Class A	38,153	1,156
Crown Castle International Corp.‡	32,306	1,136
Liberty Global, Inc.-Class A‡	33,099	995
Communications Equipment (0.6%)
Corning, Inc.‡	30,500	636
Computer & Data Processing Services (5.2%)
Activision, Inc.‡	51,921	884
Amdocs, Ltd.‡	20,300	704
BISYS Group (The), Inc.‡	19,474	249
Fidelity National Information Services, Inc.	12,983	552
Juniper Networks, Inc.‡	38,938	705
Novell, Inc.‡	155,754	1,129
Synopsys, Inc.‡	38,550	1,025
Computer & Office Equipment (3.0%)
Nuance Communications, Inc.‡	90,860	1,047
Scientific Games Corp.-Class A‡	33,126	1,028
Seagate Technology	36,647	993
Construction (1.1%)
Foster Wheeler, Ltd.‡	20,667	1,105
Drug Stores & Proprietary Stores (0.6%)
Longs Drug Stores Corp.	13,200	568
Electric Services (6.5%)
AES Corp. (The)‡	57,108	1,187
CMS Energy Corp.‡	129,788	2,166
Edison International	23,069	1,038
Mirant Corp.‡	31,153	1,065
NRG Energy, Inc.‡	18,170	1,089

1

Electronic & Other Electric Equipment (3.6%)
Ametek, Inc.	38,938	1,350
Cooper Industries, Ltd.-Class A	10,384	949
Harman International Industries, Inc.	13,890	1,313
Electronic Components & Accessories (2.8%)
Amphenol Corp.-Class A	10,384	703
ASML Holding NV, ADR‡	38,938	994
Conexant Systems, Inc.‡	232,665	433
Finisar Corp.‡	158,713	514
LSI Logic Corp.‡	25,800	242
Food & Kindred Products (1.7%)
Bunge, Ltd.	3,884	299
ConAgra Foods, Inc.	26,440	680
Smithfield Foods, Inc.‡	27,800	730
Food Stores (1.2%)
Pantry, Inc. (The)‡	24,326	1,187
Gas Production & Distribution (1.0%)
Southern Union Co.	35,453	986
Health Services (4.2%)
Coventry Health Care, Inc.‡	18,170	937
DaVita, Inc.‡	24,067	1,314
Human Genome Sciences, Inc.‡	5,400	64
Omnicare, Inc.	48,028	1,930
Holding & Other Investment Offices (3.3%)
Affiliated Managers Group‡	10,384	1,157
American Financial Realty Trust REIT	89,377	999
BioMed Realty Trust, Inc. REIT	28,156	840
Douglas Emmett, Inc. REIT	11,679	319
Hotels & Other Lodging Places (1.7%)
Boyd Gaming Corp.	15,571	741
Hilton Hotels Corp.	15,218	538
Starwood Hotels & Resorts Worldwide, Inc.	7,590	475
Industrial Machinery & Equipment (2.1%)
Actuant Corp.-Class A	15,690	781
Altra Holdings, Inc.‡	18,000	259
National Oilwell Varco, Inc.‡	17,476	1,060
Instruments & Related Products (3.9%)
Agilent Technologies, Inc.‡	64,894	2,077
Formfactor, Inc.‡	15,380	625
Thermo Electron Corp.‡	26,954	1,290
Insurance (5.5%)
ACE, Ltd.	8,438	487
Employers Holdings, Inc.‡	700	14
Everest Re Group, Ltd.	21,874	2,047
Fidelity National Title Group, Inc.-Class A	43,071	1,022
Health Net, Inc.‡	20,979	1,022
Platinum Underwriters Holdings, Ltd.	31,153	930
Insurance Agents, Brokers & Service (1.1%)
National Financial Partners Corp.	22,538	1,107
Investment Companies (1.0%)
iShares Russell Midcap Value Index Fund	6,714	1,014
Life Insurance (1.3%)
Genworth Financial, Inc.-Class A	36,992	1,291
Lumber & Other Building Materials (1.3%)
Martin Marietta Materials, Inc.	11,036	1,274
Manufacturing Industries (1.0%)
Liberty Global, Inc.-Series C‡	35,698	1,008
Mining (0.8%)
Peabody Energy Corp.	18,921	772
Oil & Gas Extraction (2.8%)
Cal Dive International, Inc.‡	64,520	798
Range Resources Corp.	31,153	956
Weatherford International, Ltd.‡	25,956	1,048
Personal Credit Institutions (1.3%)
SLM Corp.	29,221	1,343

2

Pharmaceuticals (4.8%)
Herbalife, Ltd.‡	22,800	748
Invitrogen Corp.‡	25,956	1,589
Medco Health Solutions, Inc.‡	17,271	1,023
MedImmune, Inc.‡	31,153	1,080
Vanda Pharmaceuticals, Inc.‡	15,500	463
Primary Metal Industries (2.7%)
Steel Dynamics, Inc.	15,379	603
Texas Industries, Inc.	21,463	1,576
United States Steel Corp.	6,997	584
Radio, Television & Computer Stores (0.9%)
Circuit City Stores, Inc.	46,100	941
Real Estate (0.8%)
HFF, Inc.-Class A‡	1,500	28
Meruelo Maddux Properties, Inc.‡	76,300	815
Retail Trade (0.9%)
Office Depot, Inc.‡	3,600	135
Valuevision Media, Inc.-Class A‡	64,894	796
Rubber & Misc. Plastic Products (1.0%)
Jarden Corp.‡	27,568	1,011
Savings Institutions (1.4%)
NewAlliance Bancshares, Inc.	90,860	1,454
Security & Commodity Brokers (1.6%)
E*TRADE Financial Corp.‡	46,234	1,127
Investment Technology Group, Inc.‡	12,331	538
Telecommunications (0.5%)
Level 3 Communications, Inc.‡	76,815	477
Transportation & Public Utilities (0.2%)
Hertz Global Holdings, Inc.‡	10,138	189
Transportation Equipment (1.0%)
Greenbrier Cos., Inc.	36,200	1,045
Trucking & Warehousing (0.8%)
JB Hunt Transport Services, Inc.	32,746	823
Wholesale Trade Nondurable Goods (2.3%)
SUPERVALU, Inc.	40,200	1,527
Tractor Supply Co.‡	15,500	780
Total Common Stocks (cost: $88,340)		99,636

Total Investment Securities (cost: $89,100)#		$100,398

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

#

Aggregate cost for federal income tax purposes is $89,298. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $11,554 and $454, respectively. Net unrealized appreciation for tax purposes is $11,100.

DEFINITIONS:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

3

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (113.3%)
U.S. Treasury Bond
2.38%, due 01/15/2027	$11,791	$11,730
6.63%, due 02/15/2027	900	1,081
U.S. Treasury Inflation Indexed Bond
3.63%, due 01/15/2008	54,383	54,910
3.88%, due 01/15/2009	30,349	31,172
4.25%, due 01/15/2010	42,998	45,250
0.88%, due 04/15/2010	32,230	30,644
3.50%, due 01/15/2011	43,649	45,458
2.38%, due 04/15/2011	10,863	10,834
3.38%, due 01/15/2012	515	538
3.00%, due 07/15/2012	41,243	42,532
1.88%, due 07/15/2013	81,519	78,981
2.00%, due 01/15/2014	38,606	37,573
2.00%, due 07/15/2014	46,824	45,534
1.88%, due 07/15/2015	25,485	24,481
2.00%, due 01/15/2016	6,295	6,092
2.50%, due 07/15/2016	21,652	21,855
2.38%, due 01/15/2025	58,263	57,899
2.00%, due 01/15/2026	33,606	31,515
3.63%, due 04/15/2028	37,128	44,701
3.88%, due 04/15/2029	40,868	51,319
3.38%, due 04/15/2032	908	1,094
U.S. Treasury Note
4.50%, due 02/28/2011	800	790
2.38%, due 01/15/2017	10,792	10,767
Total U.S. Government Obligations (cost: $698,158)		686,750

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.3%)
Fannie Mae
5.47%, due 08/25/2034*	407	407
6.03%, due 10/01/2044*	137	138
Fannie Mae TBA
5.50%, due 02/01/2037	11,400	11,211
6.00%, due 02/01/2037	8,000	8,028
Freddie Mac
4.50%, due 05/15/2017	229	224
Total U.S. Government Agency Obligations (cost: $20,144)		20,008

FOREIGN GOVERNMENT OBLIGATIONS (7.0%)
Canada Government
3.00%, due 12/01/2036 CAD	424	459
Republic of Germany
2.50%, due 03/23/2007 EUR	29,810	38,672
Russian Federation
5.00%, due 03/31/2030(a)	500	558
United Kingdom
2.50%, due 05/20/2009 GBP	600	2,971
Total Foreign Government Obligations (cost: $43,036)		42,660

MORTGAGE-BACKED SECURITIES (0.9%)
Bank of America Mortgage Securities, Series 2004-1, Class 5A1
6.50%, due 09/25/2033	114	115
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2
5.61%, due 04/25/2035*	2,161	2,168
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 1AF1-144A
5.66%, due 06/25/2035*	476	475
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2
5.54%, due 06/25/2045*	1,042	1,046

1

GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035*	1,390	1,363
Lehman XS Trust, Series 2006-10N, Class 1A1A
5.40%, due 07/25/2046*	621	622
Total Mortgage-Backed Securities (cost: $5,806)		5,789

ASSET-BACKED SECURITIES (0.3%)
Citigroup Mortgage Loan Trust, Inc., Series 2005-1L, Class A1A
4.90%, due 12/25/2035*	82	81
Equity One ABS, Inc., Series 2004-1, Class AV2
5.62%, due 04/25/2034*	48	48
GSAMP Trust, Series 2004-SEA2, Class A2A
5.61%, due 03/25/2034*	181	181
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2A
5.40%, due 01/25/2037*	128	128
Residential Asset Securities Corp., Series 2006-KS3, Class AI1
5.39%, due 04/25/2036*	53	53
Sequoia Mortgage Trust, Series 5, Class A
5.67%, due 10/19/2026*	267	267
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/10/2014	934	894
Soundview Home Equity Loan Trust, Series 2006-1, Class A1
5.39%, due 02/25/2036*	30	30
Soundview Home Equity Loan Trust, Series 2006-2, Class A1
5.39%, due 03/25/2036*	23	23
Truman Capital Mortgage Loan Trust, Series 2004-1, Class A1-144A
5.66%, due 01/25/2034*	27	27
Total Asset-Backed Securities (cost: $1,772)		1,732

MUNICIPAL BONDS (0.1%)
Revenue-Tobacco (0.1%)
Tobacco Settlement Financing Corp., RI
6.00%, due 06/01/2023	600	636
Revenue-Utilities (0.0%)
New York, NY, City Municipal Water Finance Authority
4.75%, due 06/15/2038	200	204
Total Municipal Bonds (cost: $738)		840

CORPORATE DEBT SECURITIES (5.1%)
Automotive (0.5%)
DaimlerChrysler North America Holding Corp.
5.60%, due 03/07/2007*	2,800	2,800
Commercial Banks (1.4%)
Abbey National Treasury Services PLC/Stamford, CT
5.28%, due 07/02/2008*	5,800	5,799
Rabobank Nederland-144A
5.38%, due 01/15/2009*	400	400
Unicredit Luxembourg Finance SA-144A
5.41%, due 10/24/2008*	900	900
Wachovia Bank NA
5.44%, due 12/02/2010*	1,200	1,201
Communication (0.2%)
CSC Holdings, Inc.
7.88%, due 12/15/2007	1,100	1,115
Electric Services (0.2%)
Mission Energy Holding Co.
13.50%, due 07/15/2008	1,400	1,535
Gas Production & Distribution (0.0%)
El Paso Corp.
7.63%, due 08/16/2007	100	101

2

Hotels & Other Lodging Places (0.0%)
Harrah’s Operating Co., Inc.
7.50%, due 01/15/2009	200	206
Insurance (0.1%)
Foundation Re II, Ltd.-144A
12.12%, due 11/26/2010*a¡	500	502
Medical Instruments & Supplies (0.5%)
HCA, Inc., Series B
5.00%, due 11/14/2013¡	3,100	3,133
Mortgage Bankers & Brokers (0.3%)
Atlantic & Western Re, Ltd., Series B-144A
11.61%, due 01/09/2009*a	700	685
C10 Capital SPV, Ltd.-144A
6.72%, due 12/31/2016(b)(c)	300	298
Mystic Re, Ltd.-144A
14.37%, due 12/05/2008*a¡	400	403
Redwood Capital IX, Ltd., Series D-144A
13.11%, due 01/09/2008*a¡	300	302
Vita Capital III, Ltd., Series B-II-144A
6.49%, due 01/01/2012*a¡	400	400
Personal Credit Institutions (1.3%)
Ford Motor Credit Co.
6.32%, due 03/21/2007*	2,900	2,900
7.25%, due 10/25/2011	2,100	2,049
General Electric Capital Corp.
5.41%, due 03/04/2008*	2,300	2,302
5.40%, due 12/12/2008*	500	500
Security & Commodity Brokers (0.6%)
Citigroup, Inc.
5.40%, due 01/30/2009*	500	500
Goldman Sachs Group, Inc.
5.66%, due 06/28/2010*	3,000	3,019
Total Corporate Debt Securities (cost: $31,028)		31,050

LOAN ASSIGNMENTS (0.2%)
Paper & Allied Products (0.2%)
Koch Forest Products, Inc., Series B
7.39%, due 12/20/2012	990	998
Total Loan Assignments (cost: $990)		998

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.2%)
U.S. Treasury Bill
4.91%, due 03/01/2007d	380	379
4.81%, due 03/15/2007**d	695	691
Total Short-Term U.S. Government Obligations (cost: $1,070)		1,070

COMMERCIAL PAPER (5.1%)
Commercial Banks (4.7%)
UBS Finance Delaware LLC
5.23%, due 05/15/2007	28,600	28,172
Oil & Gas Extraction (0.4%)
Total Fina ELF Capital SA
5.26%, due 02/01/2007	2,600	2,600
Total Commercial Paper (cost: $30,772)		30,772

	Notional Amount	Value
PURCHASED SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
LIBOR Rate Swaptiona¡	21,000	59
Call Strike $5.25
Expires 06/07/2007
LIBOR Rate Swaptiona¡	5,000	14
Call Strike $5.25
Expires 06/07/2007
Total Purchased Swaptions (cost: $111)		73
Total Investment Securities (cost: $833,625)#		$821,742

3

	Contracts◆	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
10 Year U.S. Treasury Note Futures	66	(27)
Call Strike $108.00
Expires 05/25/2007
U.S. Treasury Bond Futures	160	(2)
Call Strike $115.00
Expires 02/23/2007
Put Options (0.0%)
10 Year U.S. Treasury Note Futures	66	(21)
Put Strike $105.00
Expires 05/25/2007
U.S. Treasury Bond Futures	160	(97)
Put Strike $110.00
Expires 02/23/2007
Total Written Options (premiums: $221)		(147)

	Notional Amount	Value
WRITTEN SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
LIBOR Rate Swaption¡	21,500	— ☐
Call Strike $4.75
Expires 02/01/2007
LIBOR Rate Swaption¡	9,000	(81)
Call Strike $5.34
Expires 06/07/2007
LIBOR Rate Swaption¡	2,000	(17)
Call Strike $5.33
Expires 06/07/2007
Put Swaptions (0.0%)
LIBOR Rate Swaption¡	21,500	— ☐
Put Strike $5.35
Expires 02/01/2007
Total Written Swaptions (premiums: $173)		(98)

4

TA IDEX PIMCO Real Return TIPS

SWAP AGREEMENTS:

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 2.1025% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Barclays Bank PLCa¡	10/15/2010	EUR	5,000	$96

Receive a fixed rate equal to 2.04% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: BNP Paribasa¡	2/21/2011	EUR	5,500	63

Receive a floating rate based on 6-month Great British Pound-LIBOR and the Fund will pay a fixed rate equal to 4.25%.
Counterparty:HSBC Bank USA, N.A.a	6/12/2036	GBP	1,300	177

Receive a floating rate based on 3-month United States Dollar - LIBOR and the Fund will pay a fixed rate equal to 5.00%.
Counterparty: Deutsche Bank AGa	12/20/2021		$1,200	(31)

Receive a floating rate based on 3-month United States Dollar - LIBOR and the Fund will pay a fixed rate equal to 5.00%.
Counterparty: Deutsche Bank AGa	12/20/2026		1,300	(48)

Receive a fixed rate equal to 2.095% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: UBS AGa¡	10/15/2011	EUR	3,600	52

Receive a floating rate based on CPTFEMU Index and the Fund will pay a fixed rate equal to 2.275%.
Counterparty: UBS AG¡	10/15/2016	EUR	1,400	(2)

Receive a fixed rate equal to 2.35% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: UBS AGa¡	10/15/2016	EUR	1,400	7

Receive a fixed rate equal to 2.0275% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: JP Morgan & Chase¡	10/15/2011	EUR	1,400	— ☐

Receive a fixed rate equal to 2.35% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: JP Morgan & Chasea¡	10/15/2016	EUR	1,300	7

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar -LIBOR.
Counterparty: UBS AG	6/18/2009	$105,000		131

Receive a fixed rate equal to 5.0% and the Fund will pay a floating rate based on 6-month British Pound-LIBOR
Counterparty: Barclays Bank PLC	6/15/2009	GBP	10,200	(188)

Receive a fixed rate equal to 1.97% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: JP Morgan & Chase¡	12/15/2011	EUR	2,200	(2)

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%.
Counterparty: Credit Suisse Internationala	6/15/2017	EUR	7,600	283

Receive a fixed rate equal to 1.99% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: BNP Paribasa¡	12/15/2011	EUR	2,900	1

Receive a fixed rate equal to 1.98% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Goldman Sachs Capital Markets, LP¡	12/15/2011	EUR	7,400	13

Receive a fixed rate equal to 5.50% and the Fund will pay a floating rate based on the 3-month Canadian Bank rate.
Counterparty: Merrill Lynch Capital Servicesa	6/15/2035	CAD	2,000	(85)

Receive a fixed rate equal to 5.50% and the Fund will pay a floating rate based on the 3-month Canadian Bank rate.
Counterparty: Deutsche Bank AGa	6/15/2035	CAD	1,000	(43)

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month Australian Dollar- Bank Bill Rate- BBSW (AUD- BBR-BBSW).
Counterparty: JP Morgan & Chase¡	1/15/2010	AUD	1,700	— ☐

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month AUD- BBR-BBSW.
Counterparty: Deutsche Bank AG¡	1/15/2010	AUD	10,400	2

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month AUD- BBR-BBSW.
Counterparty: Citibank NA¡	1/15/2010	AUD	2,700	— ☐

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month AUD- BBR-BBSW.
Counterparty: Royal Bank of Scotland¡	1/15/2010	AUD	1,100	1

Receive a floating rate based on 3-month United States Dollar - LIBOR and the Fund will pay a fixed rate equal to 5.00%.
Counterparty: Citibank NAa	6/20/2017		$9,500	322

Receive a floating rate based on 3-month United States Dollar - LIBOR and the Fund will pay a fixed rate equal to 5.00%.
Counterparty: Goldman Sachs Capital Markets, LPa	6/20/2014		4,000	75

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Royal Bank of Scotland PLC	6/20/2012		15,800	(295)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: UBS AG	6/20/2009		3,800	(26)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Goldman Sachs Capital Markets, LP	6/20/2009		7,900	(54)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Barclays Bank PLC	6/20/2009	2,600	(18)

Receive a floating rate based on 3-month United States Dollar - LIBOR and the Fund will pay a fixed rate equal to 5.00%.
Counterparty: Bank of Americaa	6/20/2017	16,800	601

Receive a fixed rate equal to 0.30% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Panama Government Bond, 8.875%, due 09/30/2027.
Counterparty: Barclays Bank PLCa	12/20/2008	1,700	2

Receive a fixed rate equal to 0.33% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: Barclays Bank PLCa	12/20/2008	1,700	1

Receive a fixed rate equal to 0.35% and The Fund will pay to the counterparty at the notional amount in the event of default of Republic of PERU Government Bond, 8.75%, due 11/21/2033.
Counterparty: Barclays Bank PLCa	12/20/2008	1,700	—	☐

Receive a fixed rate equal to 0.51% and The Fund will pay to the counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond, 6.75%, due 03/10/2014.
Counterparty: Deutsche Bank AGa	12/20/2008	1,700	3

Receive a fixed rate equal to 0.78% and The Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013.
Counterparty: Barclays Bank PLCa	12/20/2008	1,700	5

Receive a floating rate based on 3-month United States Dollar - LIBOR and the Fund will pay a fixed rate equal to 5.00%.
Counterparty: JP Morgan & Chasea	6/20/2017	8,400	300

Receive a floating rate based on 3-month United States Dollar - LIBOR and the Fund will pay a fixed rate equal to 5.00%.
Counterparty: Morgan Stanley Capital Services, Inc.a	6/20/2017	100	4

Receive a floating rate based on 3-month United States Dollar - LIBOR and the Fund will pay a fixed rate equal to 5.00%.
Counterparty: Barclays Bank PLCa	6/20/2017	12,000	170

Receive a fixed rate equal to 0.28% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: HSBC Bank USAa	11/20/2007	1,000	—	☐

Total Swap Agreements
(premium $205)		$268,000	$1,524

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of January 31, 2007.

(a)	Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.

a	Security is deemed to be illiquid.

(b)	The security has a perpetual maturity. The date shown is the next call date.

(c)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of January 31, 2007.

◆	Contract amounts are not in thousands.

☐	Value is less than $1.

¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.

**

At January 31, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at January 31, 2007, is $109.

d

At January 31, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at January 31, 2007 is $960.

#

Aggregate cost for federal income tax purposes is $838,639. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $— and $16,897, respectively. Net unrealized depreciation for tax purposes is $16,897.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $4,392 or 0.7% of the net assets of the Fund.

CAD	Canadian dollar
EUR	Euro
GBP	Great British Pound
LIBOR	London Interbank Offer Rate
TBA	Mortgage-backed securities traded under delayed delivery commitments.
FRC	French
CPTFEMU	EUROZONE HICP Excluding Tobacco
AUD-BBR-BBSW	Australian Dollar-Bank Bill Rate-Bank Bill Swap

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts are in thousands)

(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts◆	Date	Amount	(Depreciation)

10 Year Japan Government Bond	24	03/20/2007	$26,688	$(1)
10 Year U.S. Treasury Note	(271)	03/30/2007	(28,929)	85
5 Year U.S. Treasury Note	325	04/04/2007	33,973	(334)
90-Day Euro Dollar	41	06/18/2007	9,702	(38)
90-Day Euro Dollar	85	09/17/2007	20,133	(90)
90-Day Euro Dollar	126	12/17/2007	29,873	(91)
90-Day Euro Dollar	35	03/17/2008	8,303	(13)
90-Day Euro Dollar	(4)	06/16/2008	(949)	3
90-Day Euro Dollar	(4)	09/15/2008	(950)	3
U.S. Treasury Long Bond	(320)	03/31/2007	(35,240)	364
			$62,604	$(112)

1

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
British Pound Sterling	(1,528)	02/22/2007	(3,010)	19
Canadian Dollar	(981)	02/22/2007	(835)	3
Chinese Yuan Renminbi	51,704	01/10/2008	$6,928	$44
Euro Dollar	(33,330)	02/27/2007	(43,282)	(79)
Japanese Yen	141,392	02/15/2007	1,167	4
			$(39,032)	$(9)

1

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (7.3%)
U.S. Treasury Bond
2.38%, due 01/15/2027	$3,497	$3,479
U.S. Treasury Inflation Indexed Bond
3.63%, due 01/15/2008	6,237	6,297
0.88%, due 04/15/2010	5,106	4,855
2.00%, due 07/15/2014	1,710	1,663
2.50%, due 07/15/2016	1,696	1,712
2.38%, due 01/15/2025	385	383
U.S. Treasury Note
4.63%, due 11/15/2016	11,700	11,519
Total U.S. Government Obligations (cost: $29,879)		29,908

U.S. GOVERNMENT AGENCY OBLIGATIONS (60.1%)
Fannie Mae
4.00%, due 07/01/2015	3,700	3,575
5.50%, due 07/01/2016	215	214
5.50%, due 12/01/2016	73	73
5.50%, due 01/01/2017	100	100
5.50%, due 02/01/2017	96	95
5.50%, due 05/01/2017	106	106
5.00%, due 11/01/2017	628	616
5.00%, due 02/01/2018	194	190
5.00%, due 03/01/2018	637	624
5.00%, due 05/01/2018	38	37
5.00%, due 06/01/2018	865	848
5.00%, due 08/01/2018	169	166
5.00%, due 05/01/2019	262	257
5.00%, due 09/01/2019	215	210
5.00%, due 10/01/2019	455	446
5.00%, due 11/01/2019	794	778
5.00%, due 12/01/2019	289	282
5.00%, due 08/01/2020	1,400	1,370
5.00%, due 09/01/2020	5,184	5,073
7.02%, due 01/01/2028*	92	94
5.50%, due 11/01/2032	2,298	2,267
5.50%, due 01/01/2033	658	649
5.50%, due 04/01/2033	4,773	4,707
5.50%, due 07/01/2033	200	197
5.50%, due 08/01/2033	221	218
4.03%, due 11/01/2033*	553	544
5.50%, due 11/01/2033	44	44
5.50%, due 01/01/2034	457	451
4.16%, due 03/01/2034*	933	921
5.50%, due 04/01/2034	4,371	4,310
5.50%, due 05/01/2034	2,442	2,408
5.50%, due 06/01/2034	35	35
5.50%, due 09/01/2034	330	325
5.50%, due 11/01/2034	2,313	2,279
5.50%, due 01/01/2035	3,540	3,487
5.50%, due 02/01/2035	10,058	9,912
5.50%, due 03/01/2035	1,063	1,046
5.50%, due 04/01/2035	1,566	1,541
5.50%, due 05/01/2035	1,683	1,656
5.50%, due 06/01/2035	1,246	1,226
4.74%, due 07/01/2035*	1,413	1,396
5.50%, due 07/01/2035	681	670
5.50%, due 08/01/2035	144	141
4.71%, due 09/01/2035*	1,695	1,675
5.50%, due 09/01/2035	578	569
5.50%, due 10/01/2035	1,994	1,962
5.50%, due 11/01/2035	278	274

5.50%, due 04/01/2036		970	954
5.50%, due 05/01/2036		1,912	1,880
5.67%, due 09/25/2042*		850	854
6.03%, due 10/01/2044*		1,736	1,750
Fannie Mae TBA
5.00%, due 02/01/2022		15,000	14,672
5.00%, due 02/01/2037		10,000	9,594
5.50%, due 02/01/2037		13,600	13,375
6.00%, due 02/01/2037		97,000	97,333
6.50%, due 02/01/2037		7,000	7,116
5.50%, due 03/01/2037		16,000	15,730
Freddie Mac
4.00%, due 05/01/2014		1,086	1,044
4.50%, due 05/15/2018		1,569	1,529
4.50%, due 09/15/2018		550	532
5.00%, due 08/15/2020		6,208	6,119
5.00%, due 01/15/2026		3,429	3,404
5.00%, due 05/15/2026		1,629	1,616
6.50%, due 04/15/2029		15	15
4.11%, due 11/01/2033*		520	508
4.22%, due 03/01/2034*		678	666
4.24%, due 03/01/2034*		507	498
4.75%, due 09/01/2035*		1,592	1,572
5.34%, due 09/01/2035*		1,406	1,400
6.50%, due 07/25/2043		40	40
6.03%, due 10/25/2044*		1,197	1,204
Ginnie Mae
6.50%, due 07/15/2023		5	5
6.50%, due 02/15/2028		145	149
6.50%, due 06/15/2029		202	208
6.50%, due 01/15/2030		8	8
5.50%, due 03/15/2032		58	58
6.50%, due 06/20/2032		54	55
5.50%, due 12/15/2032		153	152
5.50%, due 12/15/2033		223	221
5.50%, due 02/15/2034		1,197	1,185
5.50%, due 12/15/2034		68	68
5.50%, due 11/15/2035		87	86
5.50%, due 05/15/2036		1,281	1,268
Total U.S. Government Agency Obligations (cost: $248,534)			246,932

FOREIGN GOVERNMENT OBLIGATIONS (0.9%)
Hong Kong Government-144A
5.13%, due 08/01/2014		400	396
Korea Highway Corp.-144A
5.13%, due 05/20/2015		200	193
Malaysia Government
7.50%, due 07/15/2011		10	11
Quebec Province
5.00%, due 12/01/2038	CAD	600	527
Republic of Germany
4.00%, due 02/16/2007	EUR	1,910	2,482
Republic of South Africa
5.25%, due 05/16/2013	EUR	90	120
Total Foreign Government Obligations (cost: $3,661)			3,729

MORTGAGE-BACKED SECURITIES (12.4%)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1
4.78%, due 01/25/2034*		55	54
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1
4.63%, due 01/25/2034*		92	92

Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1
4.63%, due 10/25/2035*	962	943
Bear Stearns ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB, Class A1B1
5.84%, due 11/25/2036*	650	650
Bear Stearns Asset Backed Securities, Inc., Series 2006-SD4, Class 1A1
5.42%, due 10/25/2036*	1,685	1,716
CC Mortgage Funding Corp., Series 2004-3A, Class A1-144A
5.57%, due 08/25/2035*¡	890	891
Citigroup Commercial Mortgage Trust, Series 2006-FL2, Class A1-144A
5.39%, due 08/15/2021	810	810
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class IA1
4.90%, due 10/25/2035	1,955	1,932
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A1
5.37%, due 10/25/2036*	1,144	1,144
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2
5.42%, due 10/25/2036*	1,300	1,300
Citigroup Mortgage Loan Trust, Inc., Series 2006-WMC1, Class A2A
5.40%, due 12/25/2035*	381	381
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1
6.00%, due 10/25/2032	14	14
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8
4.50%, due 06/25/2035	675	667
Countrywide Alternative Loan Trust, Series 2005-81, Class A1
5.60%, due 02/25/2037*	960	959
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M
3.82%, due 10/19/2032*	79	79
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 12A1
4.73%, due 08/25/2034*	942	929
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2
5.59%, due 05/25/2034*	8	8
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1, Class A1
5.75%, due 03/25/2032	2	2
Credit-Based Asset Servicing and Securitization LLC, Series 2007-SP1, Class A1
0.00%, due 12/25/2036*a¡	2,100	2,100
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class A1
5.40%, due 01/25/2037*	1,446	1,447
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1, Class A3B
5.39%, due 01/25/2047*¡	1,800	1,800
GS Mortgage Securities Corp. II, Series 1998-C1, Class A2
6.62%, due 10/18/2030	1,135	1,146
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035*	286	281
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A
5.56%, due 03/19/2037*	3,039	3,043
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A
5.51%, due 12/19/2036*	1,294	1,294
Harborview Mortgage Loan Trust, Series 2006-122, Class A1A1
5.41%, due 12/19/2037*	1,282	1,282

HSI Asset Securitization Corp. Trust, Series 2007-OPT1, Class 2A1
5.37%, due 02/25/2037*¡	2,100	2,101
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A
5.41%, due 11/25/2046*¡	1,281	1,281
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A5
4.77%, due 07/25/2035*¡	2,000	1,981
Lehman XS Trust, Series 2006-10N, Class 1A1A
5.40%, due 07/25/2046*	855	854
Mellon Residential Funding Corp., Series 2000-TBC3, Class A1
5.76%, due 12/15/2030*	830	833
Newcastle Mortgage Securities Trust, Series 2006-1, Class A1
5.39%, due 03/25/2036*	649	649
Residential Accredit Loans, Inc., Series 2006-QO3, Class A1
5.53%, due 04/25/2046*	1,017	1,014
Residential Accredit Loans, Inc., Series 2006-QO7, Class 3A1
5.45%, due 09/25/2046*¡	1,244	1,243
Residential Asset Securities Corp., Series 2006-EMX9, Class 1A1
5.39%, due 11/25/2036*	1,300	1,300
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
6.50%, due 03/25/2032	15	15
Sequoia Mortgage Trust, Series 10, Class 2A1
5.70%, due 10/20/2027*	90	90
Small Business Administration Participation, Series 2003-201
5.13%, due 09/01/2023	80	79
Small Business Administration, Series 2004-20C
4.34%, due 03/01/2024	510	482
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-19, Class 2A1
6.28%, due 01/25/2035*¡	498	500
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1
5.65%, due 09/19/2032*	49	50
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1
5.60%, due 02/25/2036*¡	941	942
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 2A1
5.54%, due 05/25/2036*	1,023	1,024
TBW Mortgage Backed Pass Through Certificates, Series 2006-6, Class A1
5.46%, due 01/25/2037*	1,562	1,563
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1
5.43%, due 12/25/2036*	1,473	1,472
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A2
5.68%, due 04/15/2034	1,046	1,046
Wachovia Bank Commercial Mortgage Trust, Series 2006-WHL7, Class A1
5.41%, due 09/15/2021*	1,950	1,950
Washington Mutual, Inc., Series 2006-AR19, Class 1A1A
5.56%, due 01/25/2047*¡	1,564	1,564
Washington Mutual, Inc., Series 2006-AR9, Class 2A
5.78%, due 08/25/2046*	1,055	1,060
Washington Mutual, Series 2002-AR10, Class A6
4.82%, due 10/25/2032*	12	12
Washington Mutual, Series 2002-AR2, Class A
5.60%, due 02/27/2034*	39	38
Washington Mutual, Series 2003-R1, Class A1
5.62%, due 12/25/2027*	1,520	1,520

Wells Fargo Mortgage Backed Securities Trust, Series 2003-13, Class A5
4.50%, due 11/25/2018	873	847
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A2
5.54%, due 08/25/2036*	540	535
Total Mortgage-Backed Securities (cost: $50,998)		51,009

ASSET-BACKED SECURITIES (16.6%)
Accredited Mortgage Loan Trust, Series 2007-1, Class A1
5.37%, due 02/25/2037*¡	2,000	2,000
ACE Securities Corp., Series 2006-NC1, Class A2B
5.39%, due 12/25/2035*	468	468
5.47%, due 12/25/2035*	1,100	1,100
ACE Securities Corp., Series 2006-NC3, Class A2A
5.37%, due 12/25/2036*	738	737
Amortizing Residential Collateral Trust, Series 2002-BC4, Class A
5.61%, due 07/25/2032*	4	4
Argent Securities, Inc., Series 2006-M3, Class A2A
5.40%, due 10/25/2036*	1,013	1,013
Argent Securities, Inc., Series 2006-W1, Class A2A
5.40%, due 03/25/2036*	423	423
Asset Backed Funding Certificates, Series 2004-OPT5, Class A1
5.67%, due 06/25/2034*	752	753
Asset Backed Funding Certificates, Series 2006-HE1, Class A2A
5.38%, due 01/25/2037*	1,516	1,516
Asset Backed Funding Certificates, Series 2006-OPT2, Class A3A
5.38%, due 10/25/2036*	973	973
Bank One Issuance Trust, Series 2002-1A, Class A
5.43%, due 01/15/2010*	1,600	1,601
Bank One Issuance Trust, Series 2004-A2, Class A2
5.35%, due 10/15/2009*	1,000	1,000
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1
5.65%, due 10/25/2032*	33	33
Bear Stearns Asset Backed Securities, Inc., Series 2007-AQ1, Class A1
5.46%, due 11/25/2036*¡	2,000	2,001
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1
5.37%, due 10/25/2036*	1,779	1,779
Centex Home Equity, Series 2005-D, Class AV1
5.43%, due 10/25/2035*	40	40
Citibank Credit Card Issuance Trust, Series 2003-A4, Class A4
5.44%, due 03/20/2009*	1,000	1,000
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF1
5.45%, due 07/25/2036*	333	333
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1
5.37%, due 05/25/2037*	2,911	2,910
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1
5.40%, due 06/25/2037*	1,983	1,983
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1-144A
5.48%, due 02/25/2036*	466	467
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A1
5.37%, due 07/25/2037*¡	2,100	2,100
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1A
5.45%, due 01/25/2037*¡	2,100	2,100

Credit-Based Asset Servicing and Securitization, Series 2005-CB4, Class AV1
5.42%, due 08/25/2035*	401	401
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF1, Class A2C
5.69%, due 12/25/2034*	1,964	1,967
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1, Class A2A
5.36%, due 01/25/2038*¡	2,000	2,001
Fremont Home Loan Trust, Series 2006-E, Class 2A1
5.38%, due 01/25/2037*	1,516	1,516
GSAMP Trust, Series 2006-S2, Class A1A
5.39%, due 01/25/2036*	452	452
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1V
5.39%, due 03/20/2036*	628	628
Home Equity Asset Trust, Series 2002-1, Class A4
5.65%, due 11/25/2032*	1	1
Honda Auto Receivables Owner Trust, Series 2006-3, Class A1
5.34%, due 11/15/2007	881	881
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A1
5.40%, due 12/25/2035*	358	358
Hyundai Auto Receivables Trust, Series 2006-B, Class A1
5.35%, due 11/15/2007	449	449
Indymac Residential Asset Backed Trust, Series 2006-A, Class A1
5.41%, due 03/25/2036*	537	537
JP Morgan Mortgage Acquisition Corp., Series 2006-CH1, Class A2
5.37%, due 11/25/2028*	969	969
JP Morgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2
5.37%, due 10/25/2036*	1,405	1,405
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class A2
5.39%, due 05/25/2035*	89	89
Lehman XS Trust, Series 2006-16N, Class A1A
5.40%, due 11/25/2046*	1,203	1,203
Lehman XS Trust, Series 2006-17, Class WF11
5.44%, due 11/25/2036*	1,196	1,197
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A1
5.41%, due 10/25/2036*	1,170	1,170
Long Beach Mortgage Loan Trust, Series 2006-WL1, Class IIA1
5.41%, due 01/25/2036*	939	939
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A1
5.43%, due 11/25/2035*	438	438
MBNA Credit Card Master Note Trust, Series 2002-4, Class A
5.43%, due 08/17/2009*	1,600	1,600
MBNA Credit Card Master Note Trust, Series 2002-4B, Class B
5.82%, due 03/15/2010*	1,100	1,103
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A
5.39%, due 08/25/2036*	1,469	1,469
Morgan Stanley ABS Capital I, Series 2006-HE7, Class A2A
5.40%, due 09/25/2036*	1,159	1,160
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A
5.37%, due 10/25/2036*	1,396	1,396
Morgan Stanley ABS Capital I, Series 2007-NC1, Class A2A
5.37%, due 11/25/2036*¡	2,000	2,001
Nelnet Student Loan Trust, Series 2005-2, Class A2
5.38%, due 12/22/2014*	880	879
Option One Mortgage Loan Trust, Series 2007-1, Class 2A1
5.37%, due 01/25/2037*¡	1,800	1,801

Park Place Securities, Inc., Series 2005-WCW1, Class A1B
5.58%, due 09/25/2035*	199	199
Quest Trust, Series 2004-X2, Class A-144A
5.88%, due 06/25/2034*	16	16
RACERS Series 1997-R-8-3-144A
5.67%, due 08/15/2007*a¡	300	302
Residential Asset Mortgage Products, Inc., Series 2006-NC1, Class A1
5.40%, due 01/25/2036*	318	318
Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI1
5.40%, due 01/25/2036*	427	428
Residential Asset Securities Corp., Series 2006-EMX1, Class A1
5.40%, due 01/25/2036*	491	491
Residential Asset Securities Corp., Series 2006-KS5, Class A1
5.39%, due 07/25/2036*	761	762
Residential Asset Securities Corp., Series 2006-KS9, Class A11
5.39%, due 11/25/2036*	1,297	1,297
Saxon Asset Securities Trust, Series 2006-3, Class A1
5.38%, due 11/25/2036*	1,045	1,045
SBI Heloc Trust, Series 2006-1, Class 1A2A-144A
5.49%, due 08/25/2036*	178	178
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A
5.38%, due 12/25/2036*¡	1,800	1,801
SLM Student Loan Trust, Series 2006-9, Class A1
5.33%, due 10/25/2012*	1,179	1,179
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/10/2014	233	224
Structured Asset Securities Corp., Series 2002-HF1, Class A
5.61%, due 01/25/2033*	4	4
Structured Asset Securities Corp., Series 2006-BC3, Class A2
5.37%, due 10/25/2036*	1,153	1,153
Structured Asset Securities Corp., Series 2006-BC6, Class A2
5.40%, due 01/25/2037*	1,662	1,662
Triad Auto Receivables Owner Trust, Series 2006-C, Class A1
5.34%, due 11/13/2007	241	241
Wells Fargo Home Equity Trust, Series 2005-3, Class AII1
5.46%, due 11/25/2035*	876	876
Wells Fargo Home Equity Trust, Series 2006-3, Class A1
5.40%, due 01/25/2037*	1,579	1,579
Total Asset-Backed Securities (cost: $68,105)		68,099

MUNICIPAL BONDS (1.2%)
Revenue-Education (0.1%)
Chicago, IL, Board of Education
5.00%, due 12/01/2012	255	270
Revenue-Tobacco (0.5%)
Golden State Tobacco Securitization Corp., CA
6.75%, due 06/01/2039	80	91
7.90%, due 06/01/2042	35	43
Tobacco Settlement Financing Corp., LA
5.88%, due 05/15/2039	40	43
Tobacco Settlement Financing Corp., NJ
6.38%, due 06/01/2032	420	475
6.00%, due 06/01/2037	730	804
Tobacco Settlement Financing Corp., VA
5.25%, due 06/01/2019	200	210
5.50%, due 06/01/2026	200	212
Revenue-Transportation (0.6%)
Chicago, IL, Drivers Series 1287
6.39%, due 01/01/2014*	2,430	2,600

Revenue-Utilities (0.0%)
New York, NY, City Municipal Water Finance Authority
5.00%, due 06/15/2035		90	93
Total Municipal Bonds (cost: $4,402)			4,841

CORPORATE DEBT SECURITIES (13.1%)
Air Transportation (0.1%)
Continental Airlines, Inc.
7.06%, due 09/15/2009		200	207
UAL Corp.
6.20%, due 09/01/2008		198	199
6.60%, due 09/01/2013		87	88
Commercial Banks (7.6%)
Bank of America NA
5.36%, due 12/18/2008*		1,600	1,599
Bank of Ireland
5.38%, due 12/19/2008*		1,600	1,600
Banque Nationale de Paris/New York
5.26%, due 05/28/2008*		1,500	1,500
China Development Bank
5.00%, due 10/15/2015		100	97
European Investment Bank
2.13%, due 09/20/2007	JPY	200,000	1,670
Export-Import Bank of China-144A
5.25%, due 07/29/2014		250	247
Export-Import Bank Of Korea-144A
5.58%, due 10/04/2011*		2,500	2,500
General Electric Capital Corp., (MTN)
5.43%, due 01/20/2010*		2,000	2,003
HSBC Capital Funding LP-144A
10.18%, due 06/30/2030(a)(b)		150	219
KBC Bank Fund Trust III Preferred -144A
9.86%, due 11/02/2009(a)(b)		15	17
Nordea Bank Finland PLC/New York, NY
5.31%, due 05/28/2008*		1,500	1,500
Nykredit Realkredit A/S
4.16%, due 10/01/2038*	DKK	2,900	494
4.83%, due 10/01/2038*	DKK	2,900	497
Rabobank Capital Funding II-144A
5.26%, due 12/31/2013(a)(b)		210	204
Rabobank Capital Funding Trust III-144A
5.25%, due 10/21/2016(a)(b)		280	270
Rabobank Nederland, Series E
0.20%, due 06/20/2008	JPY	449,000	3,686
Rabobank Nederland-144A
5.38%, due 01/15/2009*		1,100	1,100
Realkredit Danmark A/S
4.51%, due 10/01/2038*	DKK	3,000	514
Realkredit Danmark A/S, Series 83D
4.51%, due 10/01/2038*	DKK	8,600	1,465
Royal Bank of Canada/New York
5.38%, due 06/30/2008*		1,600	1,600
Santander US Debt SA Unipersonal, Senior Note-144A
5.43%, due 11/20/2009*		1,500	1,500
Santander US Debt SA Unipersonal-144A
5.43%, due 02/06/2009*		1,100	1,101
Societe Generale/New York
5.27%, due 03/28/2008*		2,000	2,000
Sumitomo Mitsui Banking-144A
5.63%, due 10/15/2015(a)(b)		150	146
Unicredit Luxembourg Finance SA-144A
5.41%, due 10/24/2008*		1,300	1,300

Unicredito Italiano/New York
5.37%, due 05/29/2008*	1,600	1,600
VTB Capital SA for Vneshtorgbank-144A
5.97%, due 08/01/2008*	700	701
Department Stores (0.4%)
Wal-Mart Stores, Inc.
5.27%, due 06/16/2008*	1,600	1,600
Electric Services (0.3%)
Florida Power Corp.
4.80%, due 03/01/2013	450	434
NRG Energy, Inc.
7.25%, due 02/01/2014	600	601
PSEG Power LLC
6.95%, due 06/01/2012	210	223
Electric, Gas & Sanitary Services (0.1%)
Entergy Gulf States, Inc.
5.70%, due 06/01/2015	200	194
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008	250	258
Waste Management, Inc.
6.38%, due 11/15/2012	75	78
Food & Kindred Products (0.0%)
Reynolds American, Inc., Senior Note
7.63%, due 06/01/2016	200	212
Gas Production & Distribution (0.2%)
El Paso Energy Corp.
7.75%, due 01/15/2032	125	133
Ras Laffan Liquefied Natural Gas Co., Ltd.-144A
3.44%, due 09/15/2009	57	56
Sonat, Inc.
7.63%, due 07/15/2011	370	387
Southern Natural Gas Co.
8.00%, due 03/01/2032	100	116
Hotels & Other Lodging Places (0.1%)
Park Place Entertainment Corp.
7.50%, due 09/01/2009	350	364
Instruments & Related Products (0.2%)
Xerox Corp., Senior Note
9.75%, due 01/15/2009	600	642
Medical Instruments & Supplies (0.8%)
Beckman Coulter, Inc., Senior Note
7.45%, due 03/04/2008¡	1,700	1,701
HCA, Inc., Series B
5.00%, due 11/14/2013¡	1,500	1,516
Mortgage Bankers & Brokers (0.0%)
Petroleum Export/Cayman-144A
5.27%, due 06/15/2011	156	151
Motion Pictures (0.0%)
Time Warner, Inc.
6.88%, due 05/01/2012	20	21
Oil & Gas Extraction (0.1%)
Gaz Capital for Gazprom
8.63%, due 04/28/2034	500	625
Paper & Allied Products (0.3%)
Bowater Canada Finance Corp.
7.95%, due 11/15/2011	1,210	1,213
Personal Credit Institutions (0.2%)
Ford Motor Credit Co.
7.25%, due 10/25/2011†	300	293
7.00%, due 10/01/2013	700	668

Petroleum Refining (0.0%)
Enterprise Products Operating, LP
4.95%, due 06/01/2010		100	98
Security & Commodity Brokers (1.9%)
Citigroup, Inc.
5.41%, due 12/26/2008*		1,500	1,501
Lehman Brothers Holdings, Inc.
5.42%, due 12/23/2008*		1,600	1,600
Lehman Brothers Holdings, Inc., (MTN)
5.45%, due 10/22/2008*		200	200
Merrill Lynch & Co., Inc.
5.40%, due 10/23/2008*		1,300	1,300
5.40%, due 12/22/2008*		300	300
Morgan Stanley
5.81%, due 10/18/2016*		2,800	2,813
Telecommunications (0.8%)
Cingular Wireless LLC
6.50%, due 12/15/2011		180	188
Deutsche Telekom International Finance BV
8.13%, due 05/29/2012(c)	EUR	124	187
France Telecom SA
6.75%, due 03/14/2008(d)	EUR	307	409
KT Corp.-144A
4.88%, due 07/15/2015		200	190
Nippon Telegraph & Telephone Corp.
2.50%, due 07/25/2007	JPY	190,000	1,585
SBC Communications, Inc.
4.13%, due 09/15/2009		575	558
Total Corporate Debt Securities (cost: $53,771)			54,039

	Shares	Value
PREFERRED STOCKS (0.3%)
Commercial Banks (0.3%)
DG Funding Trust-144A*a	119	1,252
Total Preferred Stocks (cost: $1,266)		1,252

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.5%)
U.S. Treasury Bill
4.81%, due 03/15/2007d	1,115	1,109
4.81%, due 03/15/2007d	100	100
4.83%, due 03/15/2007d	100	99
4.90%, due 03/15/2007d	150	149
4.90%, due 03/15/2007d	200	199
4.90%, due 03/15/2007d	100	99
4.92%, due 03/15/2007d	100	99
4.93%, due 03/15/2007d	50	50
Total Short-Term U.S. Government Obligations (cost: $1,904)		1,904

COMMERCIAL PAPER (21.4%)
Commercial Banks (18.7%)
Danske Corp.
5.26%, due 02/13/2007	7,600	7,587
General Electric Capital Corp.
5.24%, due 02/09/2007	3,000	2,997
HBOS Treasury Services
5.24%, due 04/05/2007	15,300	15,160
Societe Generale North America, Inc.
5.20%, due 04/02/2007	3,200	3,172
5.23%, due 05/04/2007	5,900	5,821
Swedbank
5.24%, due 04/12/2007	8,800	8,710
UBS Finance Delaware LLC
5.23%, due 03/08/2007	1,400	1,393

5.24%, due 04/24/2007	200	198
5.23%, due 05/15/2007	10,700	10,540
Unicredito Italiano Bank, Ireland
5.23%, due 05/22/2007	9,200	9,053
Westpac Banking Corp.-144A
5.22%, due 02/05/2007	7,000	6,996
Westpac Capital Corp.
5.24%, due 04/24/2007	5,200	5,138
Computer & Data Processing Services (0.4%)
Time Warner Cable, Inc.-144A
5.36%, due 04/12/2007	1,600	1,583
Holding & Other Investment Offices (0.3%)
DaimlerChrysler North America Holding Corp.
5.35%, due 06/22/2007	1,600	1,566
Oil & Gas Extraction (2.0%)
Total Fina ELF Capital SA
5.26%, due 02/01/2007	8,200	8,200
Total Commercial Paper (cost: $88,114)		88,114

SHORT-TERM OBLIGATIONS (1.5%)
Repurchase Agreements (1.5%)
Credit Suisse First Boston, Inc. 5.15%, dated 1/31/2007 to be repurchased at $6,001 on 02/01/2007■	6,000	6,000
Total Short-Term Obligations (cost: $6,000)		6,000

CERTIFICATES OF DEPOSIT (1.3%)
Countrywide Bank NA
5.32%, due 04/25/2007*	1,200	1,200
Fortis Bank SA/NV - New York, NY
5.27%, due 04/28/2008*	2,800	2,800
Skandinav Enskilda BK/NY
5.27%, due 10/03/2007*	1,400	1,400
Total Certificates Of Deposit (cost: $5,398)		5,400

	Contracts◆	Value
PURCHASED OPTIONS (0.0%)
Covered Call Options (0.0%)
90-Day Euro Dollar Futures	226	3
Call Strike $95.25
Expires 06/18/2007
JPY Currency Futurea	1,500,000	14
Call Strike $121.00
Expires 01/18/2008
Put Options (0.0%)
90-Day Euro Dollar Futures	200	1
Put Strike $92.50
Expires 03/19/2007
90-Day Euro Dollar Futures	230	1
Put Strike $91.25
Expires 06/18/2007
90-Day Euro Dollar Futures	80	1
Put Strike $90.75
Expires 09/17/2007
90-Day Euro Dollar Futures	137	1
Put Strike $91.25
Expires 09/17/2007
90-Day Euro Dollar Futures	331	2
Put Strike $91.50
Expires 09/17/2007
90-Day Euro Dollar Futures	600	4
Put Strike $91.50
Expires 12/17/2007
90-Day Euro Dollar Futures	221	1
Put Strike $91.75
Expires 03/17/2008

Fannie Mae TBAa	50,000,000	—	☐
Put Strike $91.88
Expires 03/06/2007
Total Purchased Options (cost: $132)		28

	Notional Amount	Value
PURCHASED SWAPTIONS (0.1%)
Covered Call Swaptions (0.1%)
EURIBOR Rate Swaptiona¡	24,000	14
Call Strike $3.96
Expires 07/04/2009
GBP-LIBOR Rate Swaptiona¡	7,000	1
Call Strike $5.06
Expires 06/15/2007
GBP-LIBOR Rate Swaptiona¡	22,200	22
Call Strike $5.18
Expires 09/14/2007
LIBOR Rate Swaptiona¡	7,900	—	☐
Call Strike $4.73
Expires 02/01/2007
LIBOR Rate Swaptiona¡	28,300	—	☐
Call Strike $4.85
Expires 03/26/2007
LIBOR Rate Swaptiona¡	13,000	36
Call Strike $5.25
Expires 06/07/2007
LIBOR Rate Swaptiona¡	27,700	167
Call Strike $5.50
Expires 06/30/2007
LIBOR Rate Swaptiona¡	15,900	2
Call Strike $4.85
Expires 07/02/2007
LIBOR Rate Swaptiona¡	33,200	105
Call Strike $5.25
Expires 07/02/2007
LIBOR Rate Swaptiona¡	35,000	3
Call Strike $4.75
Expires 07/02/2007
LIBOR Rate Swaptiona¡	17,500	6
Call Strike $4.90
Expires 08/08/2007
LIBOR Rate Swaptiona¡	10,100	21
Call Strike $4.90
Expires 10/25/2007
LIBOR Rate Swaptiona¡	12,500	40
Call Strike $5.00
Expires 12/20/2007
LIBOR Rate Swaptiona¡	12,500	46
Call Strike $5.00
Expires 02/01/2008
LIBOR Rate Swaptiona¡	22,400	100
Call Strike $5.37
Expires 07/02/2007
Total Purchased Swaptions (cost: $1,148)		563

SECURITY LENDING COLLATERAL (0.1%)
Debt (0.1%)
Bank Notes (0.0%)
Bank of America
5.32%, due 02/16/2007	10	10

Commercial Paper (0.0%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	2	2
5.28%, due 02/13/2007	4	4
Bear Stearns & Co.
5.37%, due 07/10/2007	4	4
Charta LLC-144A
5.30%, due 02/26/2007	4	4
Clipper Receivables Corp.
5.28%, due 02/23/2007	2	2
Compass Securitization LLC-144A
5.28%, due 02/12/2007	4	4
CRC Funding LLC-144A
5.29%, due 03/07/2007	4	4
Den Danske Bank
5.29%, due 02/12/2007	8	8
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	4	4
5.29%, due 02/16/2007	4	4
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	4	4
General Electric Capital Corp.
5.29%, due 03/23/2007	2	2
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	4	4
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	6	6
Morgan Stanley
5.38%, due 08/01/2007	4	4
Old Line Funding LLC-144A
5.29%, due 02/12/2007	2	2
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	2	2
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	2	2
5.33%, due 02/08/2007	2	2
5.29%, due 02/20/2007	2	2
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	4	4
5.28%, due 02/06/2007	4	4
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	2	2
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	4	4
Yorktown Capital LLC
5.29%, due 02/06/2007	2	2
5.29%, due 02/15/2007	4	4
Euro Dollar Overnight (0.0%)
Bank of Nova Scotia
5.29%, due 02/06/2007	4	4
BNP Paribas
5.28%, due 02/01/2007	1	1
Societe Generale
5.28%, due 02/05/2007	15	15
Euro Dollar Terms (0.1%)
Bank of Nova Scotia
5.30%, due 02/27/2007	8	8
Barclays
5.31%, due 04/09/2007	6	6
Calyon
5.31%, due 02/22/2007	10	10
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	6	6

Citigroup
5.31%, due 03/16/2007	4	4
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	8	8
5.28%, due 02/16/2007	21	21
Fortis Bank
5.29%, due 03/26/2007	4	4
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	6	6
Marshall & Ilsley Bank
5.30%, due 03/19/2007	4	4
Rabobank Nederland
5.28%, due 02/26/2007	2	2
Royal Bank of Canada
5.31%, due 02/14/2007	6	6
5.31%, due 02/15/2007	4	4
Royal Bank of Scotland
5.29%, due 02/09/2007	4	4
Societe Generale
5.28%, due 02/27/2007	6	6
UBS AG
5.28%, due 03/23/2007	2	2
Repurchase Agreements (0.0%)††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $12
on 02/01/2007	12	12
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $42
on 02/01/2007	42	42
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $15 on 02/01/2007	15	15

	Shares	Value
Investment Companies (0.0%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11%@	15,472	16
Total Security Lending Collateral (cost: $306)		306

Total Investment Securities (cost: $563,618)#		$562,124

	Contracts◆	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
EURO Dollar 1-Year MID-CRV June 2008 Future	226	(9)
Call Strike $95.75
Expires 06/15/2007
Total Written Options (premiums: $101)		(9)

	Notional Amount	Value
WRITTEN SWAPTIONS (-0.2%)
Covered Call Swaptions (-0.2%)
EURIBOR Rate Swaption¡	10,200	(39)
Call Strike $4.10
Expires 07/04/2012
GBP-LIBOR Rate Swaption¡	2,000	(2)
Call Strike $4.85
Expires 06/15/2007
GBP-LIBOR Rate Swaption¡	6,300	(23)
Call Strike $4.85
Expires 09/14/2007
LIBOR Rate Swaption¡	3,400	— ☐
Call Strike $4.78
Expires 02/01/2007

LIBOR Rate Swaption¡	6,700	(2)
Call Strike $4.85
Expires 03/26/2007
LIBOR Rate Swaption¡	6,000	(54)
Call Strike $5.34
Expires 06/07/2007
LIBOR Rate Swaption¡	12,000	(208)
Call Strike $5.60
Expires 06/30/2007
LIBOR Rate Swaption¡	3,400	(9)
Call Strike $4.95
Expires 07/02/2007
LIBOR Rate Swaption¡	7,300	(126)
Call Strike $5.50
Expires 07/02/2007
LIBOR Rate Swaption¡	14,400	(151)
Call Strike $5.37
Expires 07/02/2007
LIBOR Rate Swaption¡	7,700	(9)
Call Strike $4.75
Expires 07/02/2007
LIBOR Rate Swaption¡	2,900	(10)
Call Strike $4.90
Expires 08/08/2007
LIBOR Rate Swaption¡	4,400	(25)
Call Strike $5.01
Expires 10/25/2007
LIBOR Rate Swaption¡	5,400	(49)
Call Strike $5.15
Expires 12/20/2007
LIBOR Rate Swaption¡	5,400	(48)
Call Strike $5.10
Expires 02/01/2008
Total Written Swaptions (premiums: $1,133)		(755)

SECURITIES SOLD SHORT (-0.2%)
U.S. GOVERNMENT OBLIGATIONS (-0.2%)
Fannie Mae TBA
5.00%, due 3/13/2037‡	816	$(853)
Total Securities Sold Short (proceeds: $978)		$(853)

TA IDEX PIMCO Total Return

SWAP AGREEMENTS:

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)

Receive a fixed rate equal to 3.20% and the Fund will pay to the counterparty at the notional amount in the event of default of General Motors Acceptance Corp, 6.875%, due 8/28/2012
Counterparty: Lehman Brothers Special Financing, Inc.a	6/20/2007		$300	$3

Receive a fixed rate equal to 0.61% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: Goldman Sachs Internationala	3/20/2007		425	— ☐

Receive a fixed rate equal to 0.70% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: Goldman Sachs Internationala	3/20/2007		175	— ☐

Receive a fixed rate equal to 0.77% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: JP Morgan Chase Banka	5/20/2007		300	1

Receive a fixed rate equal to 2.1455% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: UBS AG¡a	10/15/2010	EUR	2,100	40

Receive a fixed rate equal to 2.09% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: BNP Paribas¡a	10/15/2010	EUR	2,000	32

Receive a fixed rate equal to 2.1025% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Barclays Bank PLC¡a	10/15/2010	EUR	1,000	18

Receive a floating rate based on 6-month British Pound-LIBOR and the Fund will pay a fixed rate equal to 4.00%.
Counterparty: Barclays Bank PLCa	12/15/2035	GBP	1,100	44

Receive a floating rate based on 6-month British Pound-LIBOR and the Fund will pay a fixed rate equal to 4.00%.
Counterparty: Deutsche Bank AGa	12/15/2035	GBP	2,000	49

Receive a floating rate based on 6-month Japanese Yen-LIBOR and the Fund will pay a fixed rate equal to 2.00%.
Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2013	JPY	140,000	(2)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar - LIBOR.
Counterparty: Deutsche Bank AG	12/15/2035		$5,900	(145)

Receive a floating rate based on 6-month British Pound-LIBOR and the Fund will pay a fixed rate equal to 4.25%.
Counterparty: Goldman Sachs Capital Markets, LPa	6/12/2036	GBP	400	11

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month British Pound-LIBOR
Counterparty: Deutsche Bank AG	9/15/2015	GBP	500	(28)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month British Pound-LIBOR
Counterparty: Goldman Sachs Capital Markets, LP	9/15/2015	GBP	500	(28)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar -LIBOR.
Counterparty: Citibank	12/20/2011		$7,600	68

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on 6-month-EURIBOR
Counterparty: Morgan Stanley Capital Services, Inc.a	6/18/2034	EUR	300	8

Receive a fixed rate equal to 14.36% and the Fund will pay to the counterparty in the event of default on any securities in the Brazilian Real-CDI Index, the remaining interest payments on those defaulted securities.

Counterparty: Merrill Lynch Capital Services¡a	1/4/2010	BRL	1,500	27

Receive a fixed rate equal to 8.86% and the Fund will pay a floating rate based on Mexican Peso TIIE-Banxico.
Counterparty: Citibank NA¡a	9/12/2016	MXN	4,400	15

Receive a fixed rate equal to 0.32% and the Fund will pay to the counterparty at the notional amount in the event of default of Morgan Stanley BP, 5.82%, due 10/18/2016.
Counterparty: Royal Bank of Scotland PLCa	12/20/2016		$2,800	7

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar - LIBOR.
Counterparty: UBS AG	6/18/2009		32,900	42

Receive from the Counterparty, in the event of default on any of the securities in the iTraxx Europe HiVol Series Version 1 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.85%.

Counterparty: HSBC Bank USA	12/20/2016	EUR	2,900	2

Receive from the Counterparty, in the event of default on any of the securities in the iTraxx Europe HiVol Series Version 1 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.85%.

Counterparty: Deutsche Bank AG	12/20/2016	EUR	2,600	1

Receive a fixed rate equal to 1.00% and the Fund will pay a floating rate based on 6-month Japanese Yen-LIBOR.
Counterparty:UBS AGa	9/18/2008	JPY	2,000,000	19

Receive a fixed rate equal to 2.5% and the Fund will pay a floating rate based on 6-month Japanese Yen-LIBOR.
Counterparty: Deutsche Bank AG	6/20/2036	JPY	150,000	(7)

Receive a fixed rate equal to 2.5% and the Fund will pay a floating rate based on 6-month Japanese Yen-LIBOR.
Counterparty: Goldman Sachs Capital Markets, LP	6/20/2036	JPY	110,000	(6)

Receive a floating rate based on 6-month British Pound-LIBOR and the Fund will pay a fixed rate equal to 4.00%.
Counterparty: Goldman Sachs Capital Markets, LPa	12/15/2035	GBP	2,900	120

Receive a fixed rate equal to 12.86% and the Fund will pay a floating rate based on the Brazilian Real-CDI.
Counterparty: Goldman Sachs Capital Markets, LP¡a	1/4/2010	BRL	9,400	19

Receive a fixed rate equal to 8.72% and the Fund will pay a floating rate based on Mexican Peso TIIE-Banxico.
Counterparty: Citibank NA¡a	9/05/20016	MXN	21,100	6

Receive a fixed rate equal to 8.72% and the Fund will pay a floating rate based on Mexican Peso TIIE-Banxico.
Counterparty: Merrill Lynch Capital Services¡a	9/05/20016	MXN	8,800	(4)

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on Mexican Peso TIIE-Banxico.
Counterparty: Goldman Sachs Capital Markets, LP¡	11/4/2016	MXN	9,700	(2)

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on Mexican Peso TIIE-Banxico.
Counterparty: Merrill Lynch Capital Services¡	11/4/2016	MXN	28,900	(40)

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on Mexican Peso TIIE-Banxico.
Counterparty: Citibank NA¡	11/4/2016	MXN	19,200	7

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on the 6-month Australian Dollar- Bank Bill Rate- BBSW (AUD- BBR-BBSW).
Counterparty: JP Morgan Chase¡	6/20/2009	AUD	15,700	(18)

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on the 6-month AUD- BBR-BBSW.
Counterparty: Deutsche Bank AG¡	6/20/2009	AUD	19,300	(75)

Receive a fixed rate equal to 7.25% and the Fund will pay a floating rate based on the New Zealand Dollar-Bank Bill Rate -FRA (NZD-BBR-FRA).
Counterparty: Morgan Stanley Capital Services, Inc.¡	6/15/2009	NZD	5,500	(23)

Receive a fixed rate equal to 7.25% and the Fund will pay a floating rate based on the New Zealand Dollar-Bank Bill Rate -FRA (NZD-BBR-FRA).
Counterparty: Citibank NA¡	6/15/2009	NZD	28,100	(111)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and the Fund will pay a fixed rate equal to 5.00%.
Counterparty: Citibank NAa	6/20/2017		$16,000	556

Receive a floating rate based on the 3-month United States Dollar - LIBOR and the Fund will pay a fixed rate equal to 5.00%.
Counterparty: Morgan Stanley Capital Services, Inc.a	6/20/2017		8,200	293

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.5 7 year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.142%.

Counterparty: Morgan Stanley Capital Services, Inc.¡	12/20/2012		4,500	(5)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Lehman Securities, Inc.	6/20/2012		6,800	(127)

Receive a floating rate based on the 3-month United States Dollar-LIBOR and the Fund will pay a fixed rate equal to 5.00%.
Counterparty: Royal Bank of Scotland PLCa	6/20/2014		5,000	81

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty:Royal Bank of Scotland PLC	6/20/2037		4,200	(160)

Receive a floating rate based on the 3-month United States Dollar-LIBOR and the Fund will pay a fixed rate equal to 5.00%.
Counterparty:Royal Bank of Scotland PLCa	6/20/2017		14,300	301

Receive a fixed rate equal to 0.463% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.5 10 Year Index, the remaining interest payments on those defaulted securities.

Counterparty: Morgan Stanley Capital Services, Inc.¡a	12/20/2015		3,200	18

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.NA.IG.7 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.65%.

Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2016		5,400	12

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.NA.IG.7 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.4%.

Counterparty: Deutsche Bank AG	12/20/2011		6,500	(5)

Receive from the counterparty at the notional amount in the event of default of Avebury Finance CDO PLC, 9.00%, due 01/08/2051 and the Fund will pay a fixed rate equal to 3.68%.
Counterparty: Merrill Lynch International¡	1/8/2051		3,000	— ☐

Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013.
Counterparty:Barclays Bank PLCa	12/20/2008		800	1

Receive a fixed rate equal to 0.71% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013.
Counterparty:Barclays Bank PLCa	12/20/2008		100	— ☐

Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013.
Counterparty: Deutsche Bank AGa	12/20/2008	100	—	☐

Receive a fixed rate equal to 0.26% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2007	300	—	☐

Receive a fixed rate equal to 0.26% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: Deutsche Bank AG	12/20/2007	300	—	☐

Receive a fixed rate equal to 0.40% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond, 6.75%, due 03/10/2014.
Counterparty: Royal Bank of Scotland PLCa	12/20/2008	200	—	☐

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar - LIBOR.
Counterparty: Deutsche Bank AG	6/20/2037	4,800	(230)

Receive a fixed rate equal to 0.29% and the Fund will pay to the counterparty at the notional amount in the event of default of Pemex Project Funding Master Trust, 9.5%, due 9/15/2027.
Counterparty: Barclays Bank PLC	12/20/2008	1,400	(1)

Receive a fixed rate equal to 0.055% and the Fund will pay to the counterparty at the notional amount in the event of default of American International Group, Inc. 5.60%, due 10/18/2016
Counterparty: Lehman Securities, Inc.a	3/20/2008	2,800	1

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Barclays Bank PLC	6/20/2012	3,300	(61)

Receive a floating rate based on the 3-month United States Dollar-LIBOR and the Fund will pay a fixed rate equal to 5.00%.
Counterparty: Goldman Sachs Capital Markets, LPa	6/20/2014	1,800	17

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	6/20/2037	6,000	(272)

Total Swap Agreements
(premium $1,001)		$2,739,300	$469

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of January 31, 2007.
a	Security is deemed to be illiquid.
(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of January 31, 2007.
†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $300.
(c)

Deutsche Telekom International Finance BV coupon steps up by 50 BP for each rating downgrade by Standard & Poor’s or Moody’s for each notch below BBB+/Baa1. Coupon steps down by 50 BP for each rating upgrade above Baa2/BBB.

(d)	Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch above or below A-/A3.
d

At January 31, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts and open futures contracts. The values of all securities segregated at January 31, 2007, are $199 and $1,705, respectively.

■

At January 31, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by a U.S. Government Obligation with an interest rate and maturity date of 0.87% and 04/15/2010, respectively, and with a market value plus accrued interest of $6,164.

††

Cash collateral for the Repurchase Agreements, valued at $69, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
◆	Contract amounts are not in thousands.

☐	Value is less than $1.

¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $589,393. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,195 and $3,023, respectively. Net unrealized depreciation for tax purposes is $1,828.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $22,850 or 5.6% of the net assets of the Fund.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian dollar
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offer Rate
GBP	Great British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offer Rate
MTN	Medium-Term Note
MXN	Mexican Peso
NZD	New Zealand dollar
RACERS	Restructured Asset Certificates with Enhanced Returns
TBA	Mortgage-backed securities traded under delayed delivery commitments.
FRC	French
CDI	Brazil Interbank Deposit Rate
TIIE	Interbank Equilibrium Interest Rate
AUD-BBR-BBSW	Australian Dollar-Bank Bill Rate-Bank Bill Swap
CDX	Credit Default Index

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts◆	Date	Amount	(Depreciation)
10 Year Japan Government Bond	1	03/20/2007	$1,112	$4
10 Year U.S. Treasury Note	694	03/30/2007	74,085	(583)
3-Month Euro EURIBOR	46	09/17/2007	14,323	(48)
90-Day Euro Dollar	275	06/18/2007	65,075	(25)
90-Day Euro Dollar	130	09/17/2007	30,792	(166)
90-Day Euro Dollar	196	12/17/2007	46,469	19
90-Day Euro Dollar	1,003	03/17/2008	237,937	(824)
90-Day GBP LIBOR	327	12/19/2007	75,368	(493)
Euro-BOBL	(18)	03/10/2007	(2,536)	43
Euro-BUND Call Option	(82)	02/21/2007	(1)	17
Euro-BUND Call Option	(82)	02/21/2007	(167)	(143)
Euro-BUND Put Option	(19)	02/21/2007	(11)	(3)
Euro-BUND Put Option	(19)	02/21/2007	(6)	(1)
			$542,440	$(2,203)

1

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Australian Dollar	132	02/08/2007	$103	$(1)
Brazilian Real	412	05/03/2007	184	7
Brazilian Real	4,031	06/04/2007	1,813	49
British Pound Sterling	(1,687)	02/22/2007	(3,260)	(42)
Canadian Dollar	(3,445)	02/22/2007	(2,932)	12
Danish Krone	(17,329)	03/06/2007	(3,062)	38
Euro Dollar	(2,385)	02/27/2007	(3,097)	(6)
Japanese Yen	14,340	02/15/2007	118	1
Japanese Yen	(815,692)	02/15/2007	(6,856)	101
Mexican Peso	12,364	04/18/2007	1,115	— ☐
Polish Zloty	2,920	04/18/2007	1,009	(37)
Republic of Korea Won	1,020,868	04/18/2007	1,097	(11)
Russian Rouble	28,868	12/07/2007	1,101	(12)
Singapore Dollar	1,644	04/18/2007	1,078	(4)
			$(11,589)	$95

1

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS❖

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.9%)
Aerospace (1.9%)
Boeing Co. (The)	2,300	$206
General Dynamics Corp.	1,300	102
Goodrich Corp.	400	20
Lockheed Martin Corp.	1,200	117
Northrop Grumman Corp.	970	69
Textron, Inc.	400	37
United Technologies Corp.	2,900	197
Air Transportation (0.4%)
FedEx Corp.	1,000	110
Southwest Airlines Co.	2,400	36
Amusement & Recreation Services (0.7%)
Disney (Walt) Co. (The)	6,000	211
Harrah’s Entertainment, Inc.	600	51
Apartments (0.1%)
AvalonBay Communities, Inc. REIT	200	30
Apparel & Accessory Stores (0.4%)
Gap (The), Inc.	1,600	31
Kohl’s Corp.‡	900	64
Limited Brands, Inc.	1,100	31
Nordstrom, Inc.	700	39
Apparel Products (0.2%)
Cintas Corp.	400	16
Jones Apparel Group, Inc.	400	14
Liz Claiborne, Inc.	300	13
V.F. Corp.	300	23
Auto Repair, Services & Parking (0.0%)
Ryder System, Inc.	200	11
Automotive (0.7%)
Ford Motor Co.	5,600	46
General Motors Corp.	1,700	56
Genuine Parts Co.	600	28
Harley-Davidson, Inc.	800	55
ITT Industries, Inc.	500	30
PACCAR, Inc.	800	53
Automotive Dealers (0.1%)
AutoNation, Inc.‡	450	10
AutoZone, Inc.‡	200	25
Beverages (1.9%)
Anheuser-Busch Cos., Inc.	2,200	112
Brown-Forman Corp.-Class B	300	20
Coca-Cola Co. (The)	5,950	285
Coca-Cola Enterprises, Inc.	800	16
Constellation Brands, Inc.-Class A‡	700	17
Molson Coors Brewing Co.-Class B	100	8
Pepsi Bottling Group, Inc.	400	13
PepsiCo, Inc.	4,750	310
Business Credit Institutions (0.4%)
CIT Group, Inc.	600	35
Freddie Mac	2,000	130
Business Services (1.4%)
Clear Channel Communications, Inc.	1,500	54
Convergys Corp.‡	400	10
eBay, Inc.‡	3,500	113
Equifax, Inc.	400	17
Fannie Mae	2,800	158
First Data Corp.	2,195	55
Interpublic Group of Cos., Inc.‡	1,369	18
Monster Worldwide, Inc.‡	400	20
Moody’s Corp.	700	50
Omnicom Group, Inc.	600	63
Robert Half International, Inc.	600	24

1

Chemicals & Allied Products (3.5%)
Air Products & Chemicals, Inc.	700	52
Avon Products, Inc.	1,300	45
Clorox Co.	500	33
Colgate-Palmolive Co.	1,600	109
Dow Chemical Co. (The)	2,900	120
du Pont (E.I.) de Nemours & Co.	2,650	131
Eastman Chemical Co.	300	18
Ecolab, Inc.	600	26
International Flavors & Fragrances, Inc.	300	15
Lauder (Estee) Cos., Inc. (The)-Class A	450	21
Monsanto Co.	1,642	90
PPG Industries, Inc.	500	33
Praxair, Inc.	1,000	63
Procter & Gamble Co.	9,152	594
Rohm & Haas Co.	500	26
Sherwin-Williams Co. (The)	400	28
Commercial Banks (9.5%)
Bank of America Corp.	13,122	690
Bank of New York Co., Inc. (The)	2,200	88
BB&T Corp.	1,600	68
Citigroup, Inc.	14,100	777
Comerica, Inc.	500	30
Commerce Bancorp, Inc.	600	20
Compass Bancshares, Inc.	400	24
Fifth Third Bancorp	1,700	68
First Horizon National Corp.	400	17
Huntington Bancshares, Inc.	700	16
JP Morgan Chase & Co.	10,048	512
KeyCorp	1,300	50
M&T Bank Corp.	300	36
Marshall & IIsley Corp.	800	38
Mellon Financial Corp.	1,300	56
National City Corp.	1,800	68
Northern Trust Corp.	600	36
PNC Financial Services Group, Inc.	900	66
Regions Financial Corp.	2,058	75
State Street Corp.	1,000	71
SunTrust Banks, Inc.	1,100	91
Synovus Financial Corp.	1,000	32
US Bancorp	5,100	182
Wachovia Corp.	5,697	322
Wells Fargo & Co.	9,700	348
Zions Bancorp	400	34
Communication (0.8%)
Comcast Corp.-Class A‡	5,919	262
DIRECTV Group (The), Inc.‡	2,200	54
Communications Equipment (1.5%)
ADC Telecommunications, Inc.‡	342	6
Avaya, Inc.‡	1,400	18
Ciena Corp.‡	285	8
Comverse Technology, Inc.‡	700	14
Corning, Inc.‡	4,600	96
L-3 Communications Holdings, Inc.	400	33
Motorola, Inc.	7,000	139
Network Appliance, Inc.‡	1,200	45
QUALCOMM, Inc.	4,750	179
Rockwell Collins, Inc.	600	41
Tellabs, Inc.‡	1,300	13
Computer & Data Processing Services (5.5%)
Adobe Systems, Inc.‡	1,800	70
Affiliated Computer Services, Inc.-Class A‡	350	17
Autodesk, Inc.‡	700	31
Automatic Data Processing, Inc.	1,700	81
BMC Software, Inc.‡	600	21
CA, Inc.	1,300	32

2

Citrix Systems, Inc.‡	600	19
Cognizant Technology Solutions Corp.‡	500	43
Computer Sciences Corp.‡	600	31
Compuware Corp.‡	1,100	10
Electronic Arts, Inc.‡	1,000	50
Electronic Data Systems Corp.	1,600	42
Fidelity National Information Services, Inc.	400	17
Fiserv, Inc.‡	600	32
Google, Inc.-Class A‡	700	351
IMS Health, Inc.	600	17
Intuit, Inc.‡	1,100	35
Juniper Networks, Inc.‡	1,700	31
Microsoft Corp.	25,300	781
NCR Corp.‡	500	24
Novell, Inc.‡	1,000	7
Oracle Corp.‡	11,556	198
Sabre Holdings Corp.	400	13
Sun Microsystems, Inc.‡	10,200	68
Symantec Corp.‡	2,723	48
Unisys Corp.‡	1,100	9
VeriSign, Inc.‡	700	17
Yahoo!, Inc.‡	3,500	99
Computer & Office Equipment (4.5%)
Apple Computer, Inc.‡	2,400	206
Cisco Systems, Inc.‡	17,650	469
Dell, Inc.‡	6,650	161
EMC Corp.‡	6,300	88
Hewlett-Packard Co.	8,150	353
International Business Machines Corp.	4,300	426
Jabil Circuit, Inc.	600	14
Lexmark International, Inc.‡	300	19
Pitney Bowes, Inc.	700	33
Sandisk Corp.‡	500	20
Construction (0.2%)
Centex Corp.	400	21
Fluor Corp.	300	25
KB Home	300	16
Pulte Homes, Inc.	600	21
Department Stores (0.4%)
Dillard’s, Inc.-Class A	200	7
Federated Department Stores, Inc.	1,684	70
JC Penney Co., Inc.	700	57
TJX Cos., Inc.	1,300	38
Diversified (0.3%)
Honeywell International, Inc.	2,300	105
Drug Stores & Proprietary Stores (0.6%)
CVS Corp.	2,500	84
Walgreen Co.	3,050	138
Educational Services (0.1%)
Apollo Group, Inc.-Class A‡	500	22
Electric Services (2.4%)
AES Corp. (The)‡	2,000	42
Allegheny Energy, Inc.‡	500	23
American Electric Power Co., Inc.	1,300	57
CenterPoint Energy, Inc.	1,000	17
CMS Energy Corp.‡	700	12
Consolidated Edison, Inc.	700	34
Constellation Energy Group, Inc.	600	44
Dominion Resources, Inc.	1,100	91
DTE Energy Co.	600	28
Duke Energy Corp.	3,748	74
Edison International	1,000	45
FirstEnergy Corp.	1,100	65
FPL Group, Inc.	1,300	74
Pinnacle West Capital Corp.	300	15

3

PPL Corp.	1,200	43
Progress Energy, Inc.	800	38
Sempra Energy	800	46
Southern Co. (The)	2,200	80
TECO Energy, Inc.	700	12
TXU Corp.	1,500	81
Xcel Energy, Inc.	1,300	30
Electric, Gas & Sanitary Services (1.0%)
Allied Waste Industries, Inc.‡	800	10
Ameren Corp.	700	37
Entergy Corp.	700	65
Exelon Corp.	1,900	114
NiSource, Inc.	900	21
PG&E Corp.	1,100	51
Public Service Enterprise Group, Inc.	800	54
Waste Management, Inc.	1,700	65
Electronic & Other Electric Equipment (3.1%)
Cooper Industries, Ltd.-Class A	300	27
Emerson Electric Co.	2,400	108
General Electric Co.	29,900	1,078
Harman International Industries, Inc.	200	19
Whirlpool Corp.	185	17
Electronic Components & Accessories (2.6%)
Advanced Micro Devices, Inc.‡	1,500	23
Altera Corp.‡	1,200	24
American Power Conversion Corp.	500	15
Analog Devices, Inc.	1,100	36
Broadcom Corp.-Class A‡	1,400	45
Intel Corp.	16,950	355
JDS Uniphase Corp.‡	712	13
Linear Technology Corp.	1,000	31
LSI Logic Corp.‡	1,300	12
Maxim Integrated Products, Inc.	1,000	31
Micron Technology, Inc.‡	2,200	28
Molex, Inc.	500	15
National Semiconductor Corp.	900	21
Novellus Systems, Inc.‡	300	9
NVIDIA Corp.‡	1,100	34
PMC-Sierra, Inc.‡	700	4
QLogic Corp.‡	500	9
Sanmina-SCI Corp.‡	1,600	6
Solectron Corp.‡	2,700	9
Texas Instruments, Inc.	4,300	134
Tyco International, Ltd.	5,700	182
Xilinx, Inc.	1,100	27
Entertainment (0.1%)
International Game Technology	1,100	48
Fabricated Metal Products (0.2%)
Fortune Brands, Inc.	500	42
Parker Hannifin Corp.	350	29
Finance (1.4%)
SPDR Trust Series 1	3,940	566
Food & Kindred Products (2.4%)
Altria Group, Inc.	5,950	520
Archer-Daniels-Midland Co.	1,800	58
Campbell Soup Co.	700	27
ConAgra Foods, Inc.	1,500	39
General Mills, Inc.	1,100	63
Hercules, Inc.‡	400	8
Hershey Co. (The)	600	31
HJ Heinz Co.	1,100	52
Kellogg Co.	800	39
McCormick & Co., Inc.	400	16
Sara Lee Corp.	2,200	38
Tyson Foods, Inc.-Class A	800	14

4

WM Wrigley Jr. Co.	775	40
Food Stores (0.3%)
Kroger Co.	2,100	54
Safeway, Inc.	1,300	47
Whole Foods Market, Inc.	450	19
Furniture & Fixtures (0.3%)
Johnson Controls, Inc.	600	55
Leggett & Platt, Inc.	600	15
Masco Corp.	1,300	42
Furniture & Home Furnishings Stores (0.1%)
Bed Bath & Beyond, Inc.‡	900	38
Gas Production & Distribution (0.6%)
Dynegy, Inc.-Class A‡	1,128	8
El Paso Corp.	2,100	33
KeySpan Corp.	600	24
Kinder Morgan, Inc.	400	42
Nicor, Inc.	100	5
Peoples Energy Corp.	100	4
Questar Corp.	300	24
Spectra Energy Corp.‡	1,874	49
Williams Cos., Inc. (The)	1,700	46
Health Services (0.6%)
Caremark Rx, Inc.	1,300	80
Coventry Health Care, Inc.‡	500	26
Express Scripts, Inc.‡	400	28
Health Management Associates, Inc.-Class A	700	14
Laboratory Corp. of America Holdings‡	400	29
Manor Care, Inc.	200	11
Quest Diagnostics, Inc.	500	26
Tenet Healthcare Corp.‡	1,400	10
Holding & Other Investment Offices (0.6%)
Apartment Investment & Management Co. REIT-Class A	340	21
Archstone-Smith Trust REIT	600	38
Equity Residential REIT	900	51
Kimco Realty Corp. REIT	700	35
Plum Creek Timber Co., Inc. REIT	500	20
Public Storage, Inc. REIT	300	33
Vornado Realty Trust REIT	350	43
Hotels & Other Lodging Places (0.4%)
Hilton Hotels Corp.	1,100	39
Marriott International, Inc.-Class A	1,100	53
Starwood Hotels & Resorts Worldwide, Inc.	600	38
Wyndham Worldwide Corp.‡	680	21
Industrial Machinery & Equipment (1.8%)
American Standard Cos., Inc.	600	30
Applied Materials, Inc.	4,000	71
Baker Hughes, Inc.	1,100	76
Black & Decker Corp.	200	17
Caterpillar, Inc.	2,000	128
Cummins, Inc.	200	27
Deere & Co.	700	70
Dover Corp.	700	35
Eaton Corp.	500	39
Illinois Tool Works, Inc.	1,300	66
Ingersoll-Rand Co.-Class A	1,000	43
National Oilwell Varco, Inc.‡	600	36
Pall Corp.	400	14
Smith International, Inc.	600	24
Stanley Works (The)	300	17
Terex Corp.‡	400	23
Instruments & Related Products (1.1%)
Agilent Technologies, Inc.‡	1,300	42
Bausch & Lomb, Inc.	200	11
Danaher Corp.	800	59
Eastman Kodak Co.	900	23

5

KLA-Tencor Corp.	600	30
PerkinElmer, Inc.	400	10
Raytheon Co.	1,300	67
Rockwell Automation, Inc.	500	31
Snap-On, Inc.	200	10
Tektronix, Inc.	300	8
Teradyne, Inc.‡	700	10
Thermo Electron Corp.‡	1,300	62
Waters Corp.‡	400	23
Xerox Corp.‡	2,800	48
Insurance (4.3%)
ACE, Ltd.	1,000	58
Aetna, Inc.	1,700	72
AFLAC, Inc.	1,500	71
Allstate Corp. (The)	1,900	114
AMBAC Financial Group, Inc.	300	26
American International Group, Inc.	7,700	527
Chubb Corp.	1,300	68
Cigna Corp.	300	40
Cincinnati Financial Corp.	582	26
Loews Corp.	1,300	56
MBIA, Inc.	400	29
MGIC Investment Corp.	300	18
Principal Financial Group	800	49
Progressive Corp. (The)	2,200	51
SAFECO Corp.	300	19
St. Paul Travelers Cos., Inc. (The)	1,947	99
UnitedHealth Group, Inc.	3,800	199
UnumProvident Corp.	1,100	24
WellPoint, Inc.‡	2,000	157
XL Capital, Ltd.-Class A	500	34
Insurance Agents, Brokers & Service (0.5%)
AON Corp.	1,000	36
Hartford Financial Services Group, Inc. (The)	1,000	95
Humana, Inc.‡	500	28
Marsh & McLennan Cos., Inc.	1,700	50
Leather & Leather Products (0.1%)
Coach, Inc.‡	1,100	50
Life Insurance (1.0%)
Genworth Financial, Inc.-Class A	1,200	42
Lincoln National Corp.	949	64
Metlife, Inc.	2,300	143
Prudential Financial, Inc.	1,500	134
Torchmark Corp.	300	19
Lumber & Other Building Materials (1.0%)
Home Depot, Inc. (The)	5,900	240
Lowe’s Cos., Inc.	4,500	152
Lumber & Wood Products (0.1%)
Weyerhaeuser Co.	700	52
Management Services (0.1%)
Paychex, Inc.	1,000	40
Medical Instruments & Supplies (1.6%)
Applera Corp.-Applied Biosystems Group	500	17
Bard, (C.R.) Inc.	300	25
Baxter International, Inc.	1,800	89
Becton Dickinson & Co.	700	54
Biomet, Inc.	700	30
Boston Scientific Corp.‡	3,615	67
Medtronic, Inc.	3,500	187
Millipore Corp.‡	200	14
St. Jude Medical, Inc.‡	1,200	51
Stryker Corp.	900	56
Zimmer Holdings, Inc.‡	700	59
Metal Cans & Shipping Containers (0.0%)
Ball Corp.	300	14

6

Metal Mining (0.4%)
Freeport-McMoRan Copper & Gold, Inc.-Class B	600	34
Newmont Mining Corp.	1,300	59
Phelps Dodge Corp.	700	87
Mining (0.2%)
Consol Energy, Inc.	575	20
Peabody Energy Corp.	900	37
Vulcan Materials Co.	300	31
Mortgage Bankers & Brokers (0.2%)
Countrywide Financial Corp.	1,900	83
Motion Pictures (1.0%)
News Corp., Inc.-Class A	6,800	158
Time Warner, Inc.	11,700	256
Office Property (0.2%)
Boston Properties, Inc. REIT	300	38
Equity Office Properties Trust REIT	1,100	61
Oil & Gas Extraction (2.6%)
Anadarko Petroleum Corp.	1,400	61
Apache Corp.	1,110	81
BJ Services Co.	1,000	28
Chesapeake Energy Corp.	1,250	37
Devon Energy Corp.	1,300	91
ENSCO International, Inc.	200	10
EOG Resources, Inc.	700	48
Halliburton Co.	3,000	89
Nabors Industries, Ltd.‡	1,000	30
Noble Corp.	400	30
Occidental Petroleum Corp.	2,500	116
Rowan Cos., Inc.	400	13
Schlumberger, Ltd.	3,500	222
Transocean, Inc.‡	1,000	77
Weatherford International, Ltd.‡	1,100	44
XTO Energy, Inc.	1,133	57
Paper & Allied Products (1.0%)
3M Co.	2,100	156
Avery Dennison Corp.	300	20
Bemis Co.	300	10
International Paper Co.	1,400	47
Kimberly-Clark Corp.	1,500	104
MeadWestvaco Corp.	600	18
OfficeMax, Inc.	200	10
Pactiv Corp.‡	400	13
Temple-Inland, Inc.	400	20
Personal Credit Institutions (0.3%)
Capital One Financial Corp.	1,025	82
SLM Corp.	1,200	55
Personal Services (0.1%)
H&R Block, Inc.	1,000	25
Petroleum Refining (5.9%)
Ashland, Inc.	200	14
Chevron Corp.	6,341	462
ConocoPhillips	4,717	313
Exxon Mobil Corp.	17,150	1,271
Hess Corp.	700	38
Marathon Oil Corp.	1,170	106
Murphy Oil Corp.	600	30
Sunoco, Inc.	300	19
Valero Energy Corp.	1,900	103
Pharmaceuticals (8.0%)
Abbott Laboratories	4,500	238
Allergan, Inc.	500	58
AmerisourceBergen Corp.	600	31
Amgen, Inc.‡	3,572	251
Barr Pharmaceuticals, Inc.‡	250	13
Biogen Idec, Inc.‡	1,100	53

7

Bristol-Myers Squibb Co.	5,750	166
Cardinal Health, Inc.	1,300	93
Celgene Corp.‡	900	48
Forest Laboratories, Inc.‡	1,100	62
Genzyme Corp.‡	900	59
Gilead Sciences, Inc.‡	1,500	96
Hospira, Inc.‡	520	19
Johnson & Johnson	8,550	571
King Pharmaceuticals, Inc.‡	700	12
Lilly (Eli) & Co.	2,900	157
McKesson Corp.	1,000	56
Medco Health Solutions, Inc.‡	953	56
MedImmune, Inc.‡	700	24
Merck & Co., Inc.	6,350	284
Mylan Laboratories	600	13
Pfizer, Inc.	21,090	553
Schering-Plough Corp.	4,200	105
Sigma-Aldrich Corp.	400	15
Watson Pharmaceuticals, Inc.‡	300	8
Wyeth	3,800	188
Primary Metal Industries (0.5%)
Alcoa, Inc.	2,500	81
Allegheny Technologies, Inc.	300	31
Nucor Corp.	900	58
United States Steel Corp.	400	33
Printing & Publishing (0.7%)
CBS Corp.-Class B	2,250	70
Dow Jones & Co., Inc.	200	8
Gannett Co., Inc.	800	46
McGraw-Hill Cos., Inc. (The)	1,100	74
Meredith Corp.	100	6
New York Times Co.-Class A	500	12
RR Donnelley & Sons Co.	600	22
Scripps (E.W.) Co. (The)	300	15
Tribune Co.	600	18
Radio & Television Broadcasting (0.3%)
IAC/InterActiveCorp.‡	700	27
Univision Communications, Inc.-Class A‡	800	29
Viacom, Inc.-Class B‡	2,050	83
Radio, Television & Computer Stores (0.2%)
Best Buy Co., Inc.	1,350	68
Circuit City Stores, Inc.	500	10
RadioShack Corp.	400	9
Railroads (0.7%)
Burlington Northern Santa Fe Corp.	1,200	96
CSX Corp.	1,300	48
Norfolk Southern Corp.	1,300	65
Union Pacific Corp.	800	81
Real Estate (0.1%)
CB Richard Ellis Group, Inc.-Class A‡	500	19
Realogy Corp.‡	650	19
Regional Mall (0.2%)
Simon Property Group, Inc. REIT	700	80
Residential Building Construction (0.1%)
DR Horton, Inc.	900	26
Lennar Corp.-Class A	400	22
Restaurants (0.8%)
Darden Restaurants, Inc.	500	20
McDonald’s Corp.	3,800	169
Starbucks Corp.‡	2,200	77
Wendy’s International, Inc.	400	14
Yum! Brands, Inc.	800	48
Retail Trade (2.0%)
Amazon.com, Inc.‡	1,000	38
Big Lots, Inc.‡	400	10

8

Costco Wholesale Corp.	1,400	79
Dollar General Corp.	1,000	17
Family Dollar Stores, Inc.	500	16
Office Depot, Inc.‡	900	34
Sears Holdings Corp.‡	183	32
Staples, Inc.	2,050	53
Target Corp.	2,500	153
Tiffany & Co.	500	20
Wal-Mart Stores, Inc.	7,200	343
Rubber & Misc. Plastic Products (0.3%)
Goodyear Tire & Rubber Co. (The)‡	600	15
Newell Rubbermaid, Inc.	900	27
NIKE, Inc.-Class B	600	59
Sealed Air Corp.	300	20
Savings Institutions (0.4%)
Sovereign Bancorp, Inc.	1,155	28
Washington Mutual, Inc.	2,840	127
Security & Commodity Brokers (4.0%)
American Express Co.	3,700	215
Ameriprise Financial, Inc.	820	48
Bear Stearns Cos. Inc. (The)	400	66
Charles Schwab Corp. (The)	3,000	57
Chicago Mercantile Exchange	125	70
E*TRADE Financial Corp.‡	1,350	33
Federated Investors, Inc.-Class B	250	9
Franklin Resources, Inc.	500	60
Goldman Sachs Group, Inc. (The)	1,300	276
Janus Capital Group, Inc.	700	14
Legg Mason, Inc.	400	42
Lehman Brothers Holdings, Inc.	1,600	132
Merrill Lynch & Co., Inc.	2,600	243
Morgan Stanley	3,100	257
T. Rowe Price Group, Inc.	900	43
Western Union Co. (The)	2,195	49
Telecommunications (3.4%)
ALLTEL Corp.	1,100	67
AT&T, Inc.	18,159	683
CenturyTel, Inc.	400	18
Citizens Communications Co.	1,000	15
Embarq Corp.	451	25
Qwest Communications International‡	4,600	37
Sprint Nextel Corp.	8,534	152
Verizon Communications, Inc.	8,600	331
Windstream Corp.	1,447	22
Tobacco Products (0.1%)
Reynolds American, Inc.	400	26
UST, Inc.	600	34
Toys, Games & Hobbies (0.1%)
Hasbro, Inc.	500	14
Mattel, Inc.	1,300	32
Transportation Equipment (0.0%)
Brunswick Corp.	300	10
Trucking & Warehousing (0.6%)
United Parcel Service, Inc.-Class B	3,200	231
Warehouse (0.1%)
Prologis REIT	750	49
Water Transportation (0.2%)
Carnival Corp.	1,300	67
Wholesale Trade Durable Goods (0.1%)
Grainger (W.W.), Inc.	300	23
Patterson Cos., Inc.‡	400	15
Wholesale Trade Nondurable Goods (0.3%)
Dean Foods Co.‡	400	18
SUPERVALU, Inc.	718	27
SYSCO Corp.	1,900	66
Total Common Stocks (cost: $25,856)		39,273

9

	Contracts ◆	Value
PURCHASED OPTIONS (0.1%)
Put Options (0.1%)
S&P 500 Index	41	1
Put Strike $1,325.00
Expires 02/17/2007
S&P 500 Index	39	4
Put Strike $1,300.00
Expires 03/17/2007
S&P 500 Index	35	6
Put Strike $1,325.00
Expires 03/17/2007
S&P 500 Index	41	3
Put Strike $1,275.00
Expires 03/17/2007
S&P 500 Index	40	6
Put Strike $1,325.00
Expires 04/21/2007
S&P 500 Index	28	8
Put Strike $1,300.00
Expires 04/21/2007
S&P 500 Index	7	2
Put Strike $1,300.00
Expires 04/21/2007
S&P 500 Index	40	17
Put Strike $1,325.00
Expires 04/21/2007
Total Purchased Options (cost: $118)		47

Total Investment Securities (cost: $25,974)#		$39,320

	Contracts ◆	Value
WRITTEN OPTIONS (-3.0%)
Covered Call Options (-3.0%)
S&P 500 Index	36	(151)
Call Strike $1,400.00
Expires 02/17/2007
S&P 500 Index	72	(148)
Call Strike $1,425.00
Expires 02/17/2007
S&P 500 Index	23	(70)
Call Strike $1,425.00
Expires 03/17/2007
S&P 500 Index	66	(330)
Call Strike $1,400.00
Expires 03/17/2007
S&P 500 Index	5	(15)
Call Strike $1,425.00
Expires 03/17/2007
S&P 500 Index	34	(278)
Call Strike $1,375.00
Expires 04/21/2007
S&P 500 Index	35	(213)
Call Strike $1,400.00
Expires 04/21/2007
Total Written Options (premiums: $1,136)		(1,205)

10

NOTES TO SCHEDULE OF INVESTMENTS:

❖	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open option contracts written by the Fund.

‡	Non-income producing.

◆	Contract amounts are not in thousands.

#

Aggregate cost for federal income tax purposes is $26,203. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $13,619 and $502, respectively. Net unrealized appreciation for tax purposes is $13,117.

DEFINITIONS:
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

11

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.9%)
Air Transportation (0.5%)
Skywest, Inc.	3,600	$98
Amusement & Recreation Services (0.9%)
International Speedway Corp.-Class A	400	21
Station Casinos, Inc.	700	58
WMS Industries, Inc.‡†	2,100	83
Apparel & Accessory Stores (1.5%)
Charlotte Russe Holding, Inc.‡	1,700	52
Christopher & Banks Corp.	2,800	50
Citi Trends, Inc.‡†	1,500	59
Dress Barn, Inc.‡	900	20
Pacific Sunwear of California, Inc.‡†	1,150	23
Ross Stores, Inc.	1,300	42
Tween Brands Inc.‡†	800	27
Apparel Products (1.0%)
Gymboree Corp.‡	3,100	134
Quiksilver, Inc.‡	3,900	55
Auto Repair, Services & Parking (0.2%)
Dollar Thrifty Automotive Group‡	600	28
Automotive (1.0%)
LKQ Corp.‡	1,400	30
Oshkosh Truck Corp.	2,800	148
Automotive Dealers (1.4%)
MarineMax, Inc.‡†	4,000	97
O’Reilly Automotive, Inc.‡†	4,400	154
Beverages (0.3%)
Boston Beer Co., Inc.-Class A‡	1,600	56
Business Services (2.6%)
Administaff, Inc.†	1,100	45
aQuantive, Inc.‡†	800	21
ChoicePoint, Inc.‡†	2,300	89
Computer Programs & Systems, Inc.	3,200	102
Forrester Research, Inc.‡	300	8
Getty Images, Inc.‡	400	20
Heartland Payment Systems, Inc.†	500	13
Korn/Ferry International‡	900	22
MoneyGram International, Inc.	2,900	87
WebSideStory, Inc.‡†	2,500	36
Wind River Systems‡†	3,000	30
Chemicals & Allied Products (0.4%)
Church & Dwight Co., Inc.	1,400	63
Commercial Banks (1.8%)
Boston Private Financial Holdings, Inc.	1,700	49
East-West Bancorp, Inc.	1,300	50
Investors Financial Services Corp.●	1,000	47
Pinnacle Financial Partners, Inc.‡	1,100	35
PrivateBancorp, Inc.	800	30
SVB Financial Group‡	800	37
UCBH Holdings, Inc.	3,600	68
Virginia Commerce Bancorp‡†	750	16
Communication (1.2%)
Global Payments, Inc.	1,860	70
SBA Communications Corp.‡	4,400	131
Syniverse Holdings, Inc.‡	1,400	21
Communications Equipment (0.8%)
Inter-Tel, Inc.	1,800	41
Plantronics, Inc.	1,700	33
Polycom, Inc.‡	1,506	51
Standard Microsystems Corp.‡	600	17
Computer & Data Processing Services (11.9%)
Activision, Inc.‡†	4,099	70
Actuate Corp.‡	7,400	39
Ansys, Inc.‡	1,200	60

1

Avocent Corp.‡	1,200	41
CACI International, Inc.-Class A‡	1,600	75
Cerner Corp.‡†	1,000	45
CNET Networks, Inc.‡†	6,100	56
Cognex Corp.	2,500	55
Cybersource Corp.‡	5,300	68
Digital Insight Corp.‡	2,300	89
Digital River, Inc.‡	1,100	56
Epicor Software Corp.‡	3,200	44
F5 Networks, Inc.‡	1,800	129
Factset Research Systems, Inc.	1,650	96
Fair Isaac Corp.	1,905	76
Global Cash Access, Inc.‡	1,000	16
Hyperion Solutions Corp.‡	2,800	118
Informatica Corp.‡	9,200	116
Inforte Corp.‡	13,500	51
Jack Henry & Associates, Inc.	1,500	32
Kenexa Corp.‡†	4,300	157
MicroStrategy, Inc.-Class A‡	200	24
MTC Technologies, Inc.‡	2,800	64
NAVTEQ Corp.‡†	1,300	46
NCI, Inc.-Class A‡	6,500	92
Parametric Technology Corp.‡	1,100	22
Quest Software, Inc.‡	2,600	39
Red Hat, Inc.‡†	2,200	50
RightNow Technologies, Inc.‡†	4,100	59
SINA Corp.‡†	400	14
SRA International, Inc.-Class A‡	3,000	76
Taleo Corp.-Class A‡	4,200	59
TIBCO Software, Inc.‡	4,000	37
Websense, Inc.‡	3,800	82
Witness Systems, Inc.‡	500	11
Computer & Office Equipment (0.8%)
Micros Systems, Inc.‡	1,000	56
Rackable Systems, Inc.‡†	1,200	23
ScanSource, Inc.‡	2,200	65
Construction (0.9%)
Foster Wheeler, Ltd.‡	1,800	96
Insituform Technologies, Inc.-Class A‡	800	22
MDC Holdings, Inc.	764	45
Drug Stores & Proprietary Stores (0.2%)
Drugstore.Com, Inc.‡	12,300	40
Educational Services (1.2%)
DeVry, Inc.	900	25
ITT Educational Services, Inc.‡	2,400	186
Electric, Gas & Sanitary Services (1.2%)
Stericycle, Inc.‡	1,700	131
Waste Connections, Inc.‡	1,900	83
Electronic & Other Electric Equipment (1.2%)
Aeroflex, Inc.‡	8,000	96
Ametek, Inc.	700	24
Genlyte Group, Inc.‡	600	45
Harman International Industries, Inc.	300	28
Thomas & Betts Corp.‡	400	19
Electronic Components & Accessories (6.8%)
Advanced Energy Industries, Inc.‡	6,100	106
ATMI, Inc.‡	2,300	77
Ceradyne, Inc.‡	2,900	157
Color Kinetics, Inc.‡†	3,300	67
Cymer, Inc.‡	2,400	101
Exar Corp.‡	2,000	26
Integrated Device Technology, Inc.‡	5,280	80
Intersil Corp.-Class A	3,596	85
Micrel, Inc.‡	4,000	40
Omnivision Technologies, Inc.‡†	2,200	25

2

ON Semiconductor Corp.‡†	16,600	139
Pericom Semiconductor Corp.‡	1,200	12
PMC-Sierra, Inc.‡†	3,300	21
Semtech Corp.‡	4,800	66
Spansion LLC-Class A‡	2,800	36
TTM Technologies, Inc.‡	5,900	63
Varian Semiconductor Equipment Associates, Inc.‡	2,650	109
Virage Logic Corp.‡	4,000	31
Fabricated Metal Products (0.1%)
Simpson Manufacturing Co., Inc.†	800	26
Food & Kindred Products (0.2%)
Hercules, Inc.‡	1,900	37
Food Stores (0.3%)
Pantry, Inc. (The)‡	1,100	54
Furniture & Home Furnishings Stores (0.3%)
Williams-Sonoma, Inc.	1,300	46
Health Services (4.6%)
Amedisys, Inc.‡†	933	30
Community Health Systems, Inc.‡	1,300	46
Coventry Health Care, Inc.‡	2,050	106
DaVita, Inc.‡	2,700	147
Edwards Lifesciences Corp.‡	1,500	77
Gentiva Health Services, Inc.‡	1,800	36
Healthways, Inc.‡†	900	41
Human Genome Sciences, Inc.‡†	1,400	17
LCA-Vision, Inc.†	300	12
LifePoint Hospitals, Inc.‡	1,200	41
Manor Care, Inc.	1,000	53
Omnicare, Inc.	1,100	44
Psychiatric Solutions, Inc.‡	1,100	43
Symbion, Inc.‡	2,900	54
Triad Hospitals, Inc.‡	700	30
United Surgical Partners International, Inc.‡	1,650	50
Holding & Other Investment Offices (1.1%)
Affiliated Managers Group‡†	1,800	201
Hotels & Other Lodging Places (0.4%)
Choice Hotels International, Inc.	600	25
Orient-Express Hotels, Ltd.	1,000	48
Industrial Machinery & Equipment (4.3%)
Actuant Corp.-Class A	2,800	139
Bucyrus International, Inc.-Class A	300	14
Entegris, Inc.‡†	5,500	59
FMC Technologies, Inc.‡	1,800	111
Gardner Denver, Inc.‡	1,000	39
Hydril‡	800	63
Intermec, Inc.‡†	1,000	24
Kaydon Corp.	1,900	82
Kennametal, Inc.	600	37
Manitowoc Co.	1,700	88
Middleby Corp.‡	200	22
Oil States International, Inc.‡	3,700	107
Instruments & Related Products (4.0%)
Anaren, Inc.‡	1,000	17
Cohu, Inc.	2,300	46
Dionex Corp.‡	350	21
DRS Technologies, Inc.	908	50
FLIR Systems, Inc.‡†	3,700	114
Fossil, Inc.‡	1,530	34
II-VI, Inc.‡	2,200	66
Input/Output, Inc.‡†	3,500	48
Itron, Inc.‡	1,800	104
Mettler Toledo International, Inc.‡	700	58
Sonic Solutions, Inc.‡	2,500	46
Teledyne Technologies, Inc.‡	1,500	57
United Industrial Corp./New York	800	40
Varian, Inc.‡	600	32

3

Insurance (0.8%)
Healthspring, Inc.‡	500	10
Max Reinsurance Capital, Ltd.	1,300	31
Stancorp Financial Group, Inc.	2,100	100
Leather & Leather Products (0.2%)
Timberland Co.-Class A‡	900	27
Lumber & Other Building Materials (0.2%)
Beacon Roofing Supply, Inc.‡	1,650	34
Management Services (2.4%)
Corporate Executive Board Co.	2,500	227
CRA International, Inc.‡	300	16
Navigant Consulting, Inc.‡†	2,900	60
Resources Connection, Inc.‡	4,400	138
Manufacturing Industries (0.5%)
Shuffle Master, Inc.‡†	3,400	90
Medical Instruments & Supplies (5.5%)
American Medical Systems Holdings, Inc.‡	2,000	40
Armor Holdings, Inc.‡	1,900	115
Arthocare Corp.‡†	700	26
Cyberoptics Corp.‡	6,100	83
DENTSPLY International, Inc.	1,500	46
Hologic, Inc.‡	1,800	100
ICU Medical, Inc.‡	1,300	51
Integra LifeSciences Holdings Corp.‡†	300	13
Kyphon, Inc.‡	2,200	103
Mentor Corp.†	800	41
Orbotech, Ltd.‡	1,600	38
Resmed, Inc.‡	1,400	74
Respironics, Inc.‡	2,300	98
Stereotaxis, Inc.‡†	1,000	10
Steris Corp.	1,300	34
Techne Corp.‡	1,300	75
Thoratec Corp.‡	1,800	32
Ventana Medical Systems‡	600	25
Metal Mining (0.1%)
Cleveland-Cliffs, Inc.	300	16
Mining (0.3%)
Florida Rock Industries, Inc.	300	15
Foundation Coal Holdings, Inc.	1,400	47
Motion Pictures (0.6%)
Avid Technology, Inc.‡†	2,077	77
Macrovision Corp.‡	1,600	40
Oil & Gas Extraction (6.2%)
Acergy SA, Sponsored ADR‡	1,400	27
Atwood Oceanics, Inc.‡	800	39
Bill Barrett Corp.‡†	1,400	43
Bois d’Arc Energy, Inc.‡	1,800	28
Cabot Oil & Gas Corp.	1,500	97
Comstock Resources, Inc.‡	2,900	93
Denbury Resources, Inc.‡	2,600	72
Forest Oil Corp.‡†	1,500	48
Global Industries, Ltd.‡	3,100	42
Helix Energy Solutions Group, Inc.‡	3,000	97
Helmerich & Payne, Inc.	2,500	67
Mariner Energy, Inc.‡	2,360	47
Plains Exploration & Production Co.‡	700	34
RAM Energy Resources, Inc.‡†	1,400	6
Range Resources Corp.	3,500	107
SEACOR Holdings, Inc.‡	500	51
Tetra Technologies, Inc.‡	3,400	79
Todco-Class A‡	1,500	52
Unit Corp.‡	800	39
W-H Energy Services, Inc.‡	1,200	54

4

Personal Services (0.6%)
Jackson Hewitt Tax Service, Inc.	2,900	106
Petroleum Refining (0.4%)
Frontier Oil Corp.	2,400	68
Pharmaceuticals (7.5%)
Alexion Pharmaceuticals, Inc.‡†	800	33
Alkermes, Inc.‡	1,700	25
AtheroGenics, Inc.‡†	800	9
BioMarin Pharmaceuticals, Inc.‡	2,500	47
Cephalon, Inc.‡†	524	38
Charles River Laboratories International, Inc.‡	600	27
Digene Corp.‡	1,500	77
Henry Schein, Inc.‡†	700	36
Idexx Laboratories, Inc.‡	800	69
Immucor, Inc.‡	3,000	95
InterMune, Inc.‡	400	14
Invitrogen Corp.‡	1,300	80
Martek Biosciences Corp.‡†	800	19
Medarex, Inc.‡	1,700	23
Medicines Co.‡	3,300	101
Medicis Pharmaceutical Corp.-Class A†	3,100	118
Meridian Bioscience, Inc.	2,400	71
MGI PHARMA, Inc.‡	900	17
Myriad Genetics, Inc.‡†	800	29
Neurocrine Biosciences, Inc.‡	800	11
Noven Pharmaceuticals, Inc.‡	3,800	104
Onyx Pharmaceuticals, Inc.‡†	2,000	24
OSI Pharmaceuticals, Inc.‡†	600	20
Panacos Pharmaceuticals, Inc.‡	1,800	7
PDL BioPharma, Inc.‡	4,400	90
Salix Pharmaceuticals, Ltd.‡	2,169	31
Sciele Pharma, Inc.‡†	700	17
Theravance, Inc.‡	1,100	38
United Therapeutics Corp.‡†	400	21
Valeant Pharmaceuticals International	2,100	37
Viropharma, Inc.‡	1,300	22
Xenoport, Inc.‡	400	10
Primary Metal Industries (0.7%)
Lone Star Technologies, Inc.‡	700	34
Steel Dynamics, Inc.	2,400	94
Radio, Television & Computer Stores (0.2%)
GameStop Corp.-Class A‡	700	37
Research & Testing Services (3.0%)
Advisory Board Co. (The)‡	4,100	231
Core Laboratories NV‡	800	66
DeCODE Genetics, Inc.‡†	3,900	14
Exelixis, Inc.‡	1,900	19
Gen-Probe, Inc.‡	2,000	103
Incyte Corp.‡	2,900	22
iRobot Corp.‡†	1,900	35
Regeneron Pharmaceuticals, Inc.‡	600	12
Senomyx, Inc.‡	2,700	39
Restaurants (2.0%)
BJ’s Restaurants, Inc.‡†	3,400	69
CEC Entertainment, Inc.‡	850	36
Cheesecake Factory (The)‡	1,500	41
PF Chang’s China Bistro, Inc.‡†	1,200	48
Rare Hospitality International, Inc.‡	3,000	95
Sonic Corp.‡	3,662	81
Retail Trade (2.8%)
AC Moore Arts & Crafts, Inc.‡†	4,100	83
Coldwater Creek, Inc.‡	5,500	103
Fred’s, Inc.	1,150	15
Hibbett Sporting Goods, Inc.‡	2,450	79
Marvel Entertainment, Inc.‡†	1,300	36
Nutri/System, Inc.‡†	1,000	44

5

priceline.com, Inc.‡	900	38
Zumiez, Inc.‡†	3,300	109
Security & Commodity Brokers (3.5%)
Cohen & Steers, Inc.	900	44
Eaton Vance Corp.	1,400	48
GFI Group, Inc.‡†	400	26
Greenhill & Co., Inc.†	1,700	127
IntercontinentalExchange, Inc.‡	1,100	144
International Securities Exchange Holdings, Inc.	1,000	41
Knight Capital Group, Inc.-Class A‡	1,200	22
Nasdaq Stock Market Inc/The‡†	800	27
optionsXpress Holdings, Inc.	1,400	33
Penson Worldwide, Inc.‡	1,000	27
Raymond James Financial, Inc.	3,100	99
Social Services (0.5%)
Bright Horizons Family Solutions, Inc.‡	2,500	98
Stone, Clay & Glass Products (0.5%)
Gentex Corp.†	5,400	94
Telecommunications (1.9%)
Adtran, Inc.	2,100	47
Cbeyond Communications, Inc.‡	1,000	30
Leap Wireless International, Inc.‡	1,400	92
NeuStar, Inc.-Class A‡	1,600	49
NII Holdings, Inc.‡†	800	59
Time Warner Telecom, Inc.-Class A‡	3,100	72
Transportation & Public Utilities (1.3%)
HUB Group, Inc.-Class A‡	700	21
Pacer International, Inc.	1,100	34
UTI Worldwide, Inc.	6,200	188
Transportation Equipment (0.6%)
Thor Industries, Inc.†	1,600	68
Wabtec Corp.	1,300	42
Trucking & Warehousing (0.8%)
Forward Air Corp.	1,050	33
Old Dominion Freight Line, Inc.‡	3,700	103
Water Transportation (0.1%)
Horizon Lines, Inc.-Class A	600	18
Wholesale Trade Durable Goods (1.4%)
Cytyc Corp.‡	3,300	95
Pool Corp.†	2,230	82
Symyx Technologies, Inc.‡	3,600	70
Wholesale Trade Nondurable Goods (1.2%)
SunOpta, Inc.‡†	5,300	58
Tractor Supply Co.‡†	1,700	86
United Natural Foods, Inc.‡†	2,200	73
Total Common Stocks (cost: $14,635)		17,959

	Principal	Value
SECURITY LENDING COLLATERAL (20.7%)
Debt (19.7%)
Bank Notes (0.7%)
Bank of America
5.32%, due 02/16/2007	126	126
Commercial Paper (6.2%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	25	25
5.28%, due 02/13/2007	51	51
Bear Stearns & Co.
5.37%, due 07/10/2007	50	50
Charta LLC-144A
5.30%, due 02/26/2007	49	49
Clipper Receivables Corp.
5.28%, due 02/23/2007	24	24
Compass Securitization LLC-144A

6

5.28%, due 02/12/2007	50	50
CRC Funding LLC-144A
5.29%, due 03/07/2007	48	48
Den Danske Bank
5.29%, due 02/12/2007	99	99
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	50	50
5.29%, due 02/16/2007	50	50
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	50	50
General Electric Capital Corp.
5.29%, due 03/23/2007	25	25
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	49	49
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	76	76
Morgan Stanley
5.38%, due 08/01/2007	50	50
Old Line Funding LLC-144A
5.29%, due 02/12/2007	24	24
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	24	24
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	24	24
5.33%, due 02/08/2007	25	25
5.29%, due 02/20/2007	24	24
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	50	50
5.28%, due 02/06/2007	50	50
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	25	25
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	50	50
Yorktown Capital LLC
5.29%, due 02/06/2007	25	25
5.29%, due 02/15/2007	49	49
Euro Dollar Overnight (1.3%)
Bank of Nova Scotia
5.29%, due 02/06/2007	50	50
BNP Paribas
5.28%, due 02/01/2007	7	7
Societe Generale
5.28%, due 02/05/2007	177	177
Euro Dollar Terms (6.9%)
Bank of Nova Scotia
5.30%, due 02/27/2007	101	101
Barclays
5.31%, due 04/09/2007	76	76
Calyon
5.31%, due 02/22/2007	126	126
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	76	76
Citigroup
5.31%, due 03/16/2007	50	50
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	101	101
5.28%, due 02/16/2007	252	252
Fortis Bank
5.29%, due 03/26/2007	50	50
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	76	76
Marshall & Ilsley Bank

7

5.30%, due 03/19/2007	50	50
Rabobank Nederland
5.28%, due 02/26/2007	25	25
Royal Bank of Canada
5.31%, due 02/14/2007	76	76
5.31%, due 02/15/2007	50	50
Royal Bank of Scotland
5.29%, due 02/09/2007	50	50
Societe Generale
5.28%, due 02/27/2007	76	76
UBS AG
5.28%, due 03/23/2007	25	25
Repurchase Agreements (4.6%)††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $141 on 02/01/2007	141	141
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $521 on 02/01/2007	521	521
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $176 on 02/01/2007	177	177

	Shares	Value
Investment Companies (1.0%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11%@	190,436	191
Total Security Lending Collateral (cost: $3,766)		3,766

Total Investment Securities (cost: $18,401)#		$21,725

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $3,614.
††

Cash collateral for the Repurchase Agreements, valued at $851, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
●

Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#

Aggregate cost for federal income tax purposes is $18,492.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,854 and $621, respectively.  Net unrealized appreciation for tax purposes is $3,233.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2007, these securities aggregated  $794 or 4.4% of the net assets of the Fund.

ADR	American Depositary Receipt

8

TA IDEX T. Rowe Price Tax-Efficient Growth

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.8%)
Aerospace (1.2%)
Boeing Co. (The)	1,400	$125
Amusement & Recreation Services (0.4%)
Disney (Walt) Co. (The)	1,200	42
Apparel Products (0.4%)
Cintas Corp.	1,100	45
Automotive (0.5%)
Harley-Davidson, Inc.	800	55
Beverages (3.1%)
Anheuser-Busch Cos., Inc.	900	46
Coca-Cola Co. (The)	2,300	110
PepsiCo, Inc.	2,470	161
Business Services (8.2%)
ChoicePoint, Inc.‡†	1,000	39
eBay, Inc.‡	5,100	165
First Data Corp.	1,700	42
Iron Mountain, Inc.‡†	1,050	29
Monster Worldwide, Inc.‡	1,700	84
Moody’s Corp.	2,100	150
Omnicom Group, Inc.	1,000	105
Ritchie Bros. Auctioneers, Inc.	700	42
Robert Half International, Inc.	1,600	65
WPP Group PLC, Sponsored ADR	1,600	118
Chemicals & Allied Products (5.2%)
Avon Products, Inc.	1,900	65
Colgate-Palmolive Co.	1,200	82
Ecolab, Inc.†	1,000	44
Monsanto Co.	2,000	110
Procter & Gamble Co.	2,987	194
Valspar Corp.	1,400	39
Commercial Banks (6.2%)
Bank of New York Co., Inc. (The)	1,600	64
Citigroup, Inc.	2,159	119
Mellon Financial Corp.	1,500	64
Northern Trust Corp.	2,300	140
State Street Corp.	2,200	156
Wells Fargo & Co.	2,600	93
Communication (0.1%)
American Tower Corp.–Class A‡	300	12
Communications Equipment (1.4%)
Nokia Corp., ADR	2,400	53
Rockwell Collins, Inc.	1,300	89
Computer & Data Processing Services (8.3%)
Adobe Systems, Inc.‡	1,600	62
Autodesk, Inc.‡	500	22
Automatic Data Processing, Inc.	2,500	119
Cognizant Technology Solutions Corp.‡	600	51
Electronic Arts, Inc.‡	500	25
Infosys Technologies, Ltd., ADR	400	23
Intuit, Inc.‡	1,800	57
Microsoft Corp.	6,600	204
NAVTEQ Corp.‡†	1,100	39
Oracle Corp.‡	6,000	103
Red Hat, Inc.‡†	500	11
SAP AG, ADR†	1,500	70
Yahoo!, Inc.‡†	2,300	65
Computer & Office Equipment (3.3%)
Cisco Systems, Inc.‡	8,200	218
Dell, Inc.‡	2,500	61
EMC Corp.‡	4,200	59
Construction (0.2%)
Fluor Corp.†	300	25
Drug Stores & Proprietary Stores (1.4%)

1

CVS Corp.	1,600	54
Walgreen Co.	1,900	86
Educational Services (0.4%)
Apollo Group, Inc.- Class A‡	1,050	46
Electronic & Other Electric Equipment (3.0%)
General Electric Co.	8,400	303
Electronic Components & Accessories (12.2%)
Altera Corp.‡	9,600	192
Analog Devices, Inc.	3,300	108
Broadcom Corp.—Class A‡	1,200	38
Intel Corp.	6,200	130
Linear Technology Corp.	5,400	167
Marvell Technology Group, Ltd.‡†	1,000	18
Maxim Integrated Products, Inc.	4,500	139
Microchip Technology, Inc.	4,500	156
Texas Instruments, Inc.	3,500	109
Xilinx, Inc.	8,000	194
Entertainment (0.5%)
International Game Technology	1,100	48
Food & Kindred Products (1.2%)
General Mills, Inc.	700	40
Hershey Co. (The)†	600	31
WM Wrigley Jr. Co.	1,075	55
Furniture & Home Furnishings Stores (1.2%)
Bed Bath & Beyond, Inc.‡	1,600	68
Williams-Sonoma, Inc.	1,600	56
Hotels & Other Lodging Places (2.2%)
Choice Hotels International, Inc.	900	38
Las Vegas Sands Corp.‡	600	62
Marriott International, Inc.—Class A	2,700	130
Industrial Machinery & Equipment (1.2%)
Baker Hughes, Inc.	1,200	83
Illinois Tool Works, Inc.	700	36
Insurance (3.7%)
AMBAC Financial Group, Inc.	500	44
American International Group, Inc.	1,163	80
UnitedHealth Group, Inc.	2,100	110
WellPoint, Inc.‡	1,900	149
Insurance Agents, Brokers & Service (0.4%)
Marsh & McLennan Cos., Inc.	1,400	41
Lumber & Other Building Materials (1.1%)
Home Depot, Inc. (The)	2,700	110
Management Services (1.3%)
Corporate Executive Board Co.	200	18
Paychex, Inc.	3,000	120
Medical Instruments & Supplies (2.9%)
Baxter International, Inc.	1,100	55
Medtronic, Inc.	2,600	139
Stryker Corp.	900	56
Zimmer Holdings, Inc.‡	600	51
Motion Pictures (0.4%)
Time Warner, Inc.	2,000	44
Oil & Gas Extraction (1.5%)
Schlumberger, Ltd.	2,500	159
Paper & Allied Products (0.7%)
3M Co.	500	37
Kimberly-Clark Corp.	500	35
Personal Credit Institutions (0.4%)
SLM Corp.†	900	41
Pharmaceuticals (10.2%)
Abbott Laboratories	1,500	80
Amgen, Inc.‡	1,800	127
AstraZeneca PLC, ADR	700	39
Celgene Corp.‡	500	27
Gilead Sciences, Inc.‡	800	51

2

GlaxoSmithKline PLC, ADR†	1,000	54
Johnson & Johnson	3,000	200
Lilly (Eli) & Co.	2,000	108
Medco Health Solutions, Inc.‡	500	30
Merck & Co., Inc.	2,200	98
Novartis AG, ADR	500	29
Pfizer, Inc.	4,685	123
Wyeth	1,600	79
Printing & Publishing (1.9%)
CBS Corp.-Class B	1,250	39
McGraw-Hill Cos., Inc. (The)	2,400	161
Radio & Television Broadcasting (0.8%)
IAC/InterActiveCorp.‡	950	37
Viacom, Inc.-Class B‡	1,000	41
Residential Building Construction (0.3%)
Lennar Corp.-Class A	500	27
Restaurants (0.4%)
Starbucks Corp.‡	1,100	38
Retail Trade (2.5%)
Amazon.com, Inc.‡†	1,300	49
Family Dollar Stores, Inc.	1,300	42
Tiffany & Co.	1,700	67
Wal-Mart Stores, Inc.	2,000	95
Rubber & Misc. Plastic Products (0.7%)
NIKE, Inc.-Class B	700	69
Security & Commodity Brokers (7.3%)
American Express Co.	1,300	76
BlackRock, Inc.	300	50
Charles Schwab Corp. (The)	4,800	91
Chicago Mercantile Exchange	300	169
Eaton Vance Corp.	1,900	65
Franklin Resources, Inc.	1,000	119
Goldman Sachs Group, Inc. (The)	500	106
UBS AG-Registered	500	32
Western Union Co. (The)	1,700	38
Transportation & Public Utilities (0.6%)
Expeditors International of Washington, Inc.	1,400	60
Water Transportation (0.4%)
Carnival Corp.	900	46
Wholesale Trade Nondurable Goods (0.5%)
SYSCO Corp.	1,500	52
Total Common Stocks (cost: $6,588)		10,251

	Principal	Value
SECURITY LENDING COLLATERAL (5.1%)
Debt (4.8%)
Bank Notes (0.2%)
Bank of America
5.32%, due 02/16/2007	18	18
Commercial Paper (1.5%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	3	3
5.28%, due 02/13/2007	7	7
Bear Stearns & Co.
5.37%, due 07/10/2007	7	7
Charta LLC-144A
5.30%, due 02/26/2007	7	7
Clipper Receivables Corp.
5.28%, due 02/23/2007	3	3
Compass Securitization LLC-144A
5.28%, due 02/12/2007	7	7
CRC Funding LLC-144A
5.29%, due 03/07/2007	7	7
Den Danske Bank

3

5.29%, due 02/12/2007	14	14
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	7	7
5.29%, due 02/16/2007	7	7
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	7	7
General Electric Capital Corp.
5.29%, due 03/23/2007	3	3
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	7	7
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	11	11
Morgan Stanley
5.38%, due 08/01/2007	7	7
Old Line Funding LLC-144A
5.29%, due 02/12/2007	3	3
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	3	3
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	3	3
5.33%, due 02/08/2007	3	3
5.29%, due 02/20/2007	3	3
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	7	7
5.28%, due 02/06/2007	7	7
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	3	3
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	7	7
Yorktown Capital LLC
5.29%, due 02/06/2007	3	3
5.29%, due 02/15/2007	7	7
Euro Dollar Overnight (0.3%)
Bank of Nova Scotia
5.29%, due 02/06/2007	7	7
BNP Paribas
5.28%, due 02/01/2007	1	1
Societe Generale
5.28%, due 02/05/2007	25	25
Euro Dollar Terms (1.7%)
Bank of Nova Scotia
5.30%, due 02/27/2007	14	14
Barclays
5.31%, due 04/09/2007	11	11
Calyon
5.31%, due 02/22/2007	18	18
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	11	11
Citigroup
5.31%, due 03/16/2007	7	7
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	14	14
5.28%, due 02/16/2007	35	35
Fortis Bank
5.29%, due 03/26/2007	7	7
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	11	11
Marshall & Ilsley Bank
5.30%, due 03/19/2007	7	7
Rabobank Nederland
5.28%, due 02/26/2007	3	3
Royal Bank of Canada

4

5.31%, due 02/14/2007	11	11
5.31%, due 02/15/2007	7	7
Royal Bank of Scotland
5.29%, due 02/09/2007	7	7
Societe Generale
5.28%, due 02/27/2007	11	11
UBS AG
5.28%, due 03/23/2007	3	3
Repurchase Agreements (1.1%)††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $20 on 02/01/2007	20	20
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $73 on 02/01/2007	73	73
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $25 on 02/01/2007	25	25

	Shares	Value
Investment Companies (0.3%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11%@	26,588	27
Total Security Lending Collateral (cost: $526)		526

Total Investment Securities (cost: $7,114)#		$10,777

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $508.
††

Cash collateral for the Repurchase Agreements, valued at $119, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% — 9.12% and 2/28/2007 — 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for federal income tax purposes is $7,151.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,680 and $54, respectively.  Net unrealized appreciation for tax purposes is $3,626.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2007, these securities aggregated  $109 or 1.1% of the net assets of the Fund.

ADR	American Depositary Receipt

5

TA IDEX Templeton Transamerica Global

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.0%)
Australia (1.0%)
National Australia Bank, Ltd.	58,844	1,842
Qantas Airways, Ltd.	201,271	$840
Brazil (0.5%)
Cia Vale do Rio Doce, ADR†	19,590	665
Empresa Brasileira de Aeronautica SA, ADR	16,500	669
Canada (2.1%)
BCE, Inc.	35,135	923
Jean Coutu Group, Inc.-Class A	91,700	1,204
Research In Motion, Ltd.‡	10,000	1,278
Suncor Energy, Inc.	25,500	1,896
Cayman Islands (0.9%)
ACE, Ltd.	29,360	1,696
XL Capital, Ltd.-Class A	9,970	688
Denmark (0.7%)
Vestas Wind Systems A/S‡	38,800	1,707
Finland (1.1%)
Stora Enso Oyj-Class R	85,400	1,417
UPM-Kymmene Oyj†	53,500	1,366
France (5.4%)
Accor SA	17,560	1,451
AXA	49,270	2,071
France Telecom SA	79,180	2,181
Michelin (C.G.D.E.)-Class B	23,487	2,143
Sanofi-Aventis	25,499	2,235
Suez SA, ADR†	26,830	1,323
Thomson Multimedia SA	49,160	929
Thomson, Sponsored ADR	26,060	499
Total SA	18,092	1,218
Germany (4.8%)
Bayerische Motoren Werke AG	30,870	1,877
Celesio AG	26,400	1,502
Deutsche Post AG	78,810	2,417
E.ON AG, ADR†	33,460	1,519
Infineon Technologies AG‡	121,970	1,739
Muenchener Rueckversicherungs AG	6,520	1,025
Siemens AG	22,340	2,453
Hong Kong (0.7%)
Cheung Kong Holdings, Ltd.(a)	81,000	1,066
Hutchison Whampoa, Ltd.	84,000	835
Israel (0.5%)
Check Point Software Technologies, Ltd.‡	54,980	1,312
Italy (2.2%)
ENI SpA, ADR	26,505	1,709
Mediaset SpA	162,435	1,956
UniCredito Italiano SpA†(a)	206,413	1,911
Japan (4.1%)
FUJIFILM Holdings Corp.	22,900	943
Hitachi, Ltd.	88,000	589
Konica Minolta Holdings, Inc.‡	99,000	1,347
Mabuchi Motor Co., Ltd.	17,100	991
Mitsubishi UFJ Financial Group, Inc., ADR	55,600	676
Nintendo Co., Ltd.	4,700	1,383
Nomura Holdings, Inc.	34,700	704
Olympus Corp.	26,800	855
Sompo Japan Insurance, Inc.	86,000	1,089
Sony Corp., ADR†	14,190	657
Takeda Pharmaceutical Co., Ltd.	22,900	1,490
Mexico (0.3%)
Telefonos de Mexico SA de CV-Class L, ADR	24,230	744
Netherland Antilles (0.8%)
Schlumberger, Ltd.	33,000	2,095

1

Netherlands (2.2%)
ING Groep NV	38,940	1,698
ING Groep NV, ADR	11,170	492
Koninklijke Philips Electronics NV	44,690	1,733
Reed Elsevier NV	104,190	1,820
Norway (1.1%)
Telenor ASA	134,830	2,723
Portugal (0.5%)
Portugal Telecom SGPS SA	96,750	1,280
Singapore (1.2%)
DBS Group Holdings, Ltd.	119,600	1,712
DBS Group Holdings, Ltd., ADR	5,610	321
Singapore Telecommunications, Ltd.	454,000	1,034
South Korea (2.0%)
Kookmin Bank, ADR‡	10,980	873
Korea Electric Power Corp., ADR‡	28,780	658
KT Corp., ADR†‡	43,535	1,006
Samsung Electronics Co., Ltd., GDR-144A	6,930	2,098
SK Telecom Co., Ltd., ADR	24,550	583
Spain (2.5%)
Banco Santander Central Hispano SA	114,494	2,171
Iberdrola SA	15,875	677
Repsol YPF SA	50,821	1,660
Telefonica SA	92,885	2,022
Sweden (1.6%)
Atlas Copco AB-Class A	9,060	309
Nordic Baltic Holding, FDR†	107,950	1,683
Securitas AB-Class B	46,980	695
Securitas Systems AB-Class B‡	46,980	181
Svenska Cellulosa AB-Class B	21,220	1,131
Switzerland (3.1%)
Lonza Group AG	21,000	1,981
Nestle SA, ADR	16,710	1,527
Novartis AG, ADR†	25,900	1,494
Swiss Reinsurance(a)	16,040	1,329
UBS AG-Registered	27,200	1,700
Taiwan (0.4%)
Chunghwa Telecom Co., Ltd., ADR	49,592	1,027
United Kingdom (13.2%)
Alliance Boots PLC	167,528	2,646
Aviva PLC	98,450	1,582
BAE Systems PLC	272,300	2,227
BP PLC, ADR†	23,560	1,496
British Sky Broadcasting PLC	126,600	1,353
Cadbury Schweppes PLC	132,490	1,491
Compass Group PLC	450,250	2,673
GlaxoSmithKline PLC	78,279	2,092
Group 4 Securicor PLC	413,550	1,524
HSBC Holdings PLC	46,099	835
HSBC Holdings PLC, ADR	7,650	703
Kingfisher PLC	146,210	685
Kingfisher PLC, Sponsored ADR	62,900	589
National Grid PLC	95,117	1,430
Pearson PLC	79,270	1,244
Rentokil Initial PLC	353,570	1,116
Rolls-Royce Group PLC‡	182,020	1,667
Royal Bank of Scotland Group PLC	59,310	2,374
Royal Dutch Shell PLC-Class B	46,070	1,538
Smiths Group PLC	67,150	1,400
Unilever PLC	46,197	1,251
Vodafone Group PLC	826,272	2,394
United States (46.1%)
Allergan, Inc.	32,000	3,735
American Express Co.	80,000	4,658
Ameriprise Financial, Inc.	62,000	3,656

2

Apple Computer, Inc.‡	62,000	5,315
BlackRock, Inc.	7,280	1,221
Caterpillar, Inc.	40,000	2,563
Chicago Mercantile Exchange	7,500	4,225
Coach, Inc.‡	57,900	2,655
Disney (Walt) Co. (The)	69,000	2,427
Expeditors International of Washington, Inc.	34,000	1,451
FedEx Corp.	21,000	2,318
Genentech, Inc.‡	15,000	1,311
General Electric Co.	109,000	3,929
Goldman Sachs Group, Inc. (The)	18,580	3,942
Google, Inc.-Class A‡	7,500	3,760
Harley-Davidson, Inc.	17,000	1,161
Intel Corp.	121,520	2,547
International Game Technology	75,000	3,260
Intuit, Inc.‡	104,000	3,271
Jacobs Engineering Group, Inc.‡	25,500	2,309
JP Morgan Chase & Co.	98,000	4,991
Las Vegas Sands Corp.‡	23,000	2,394
Marriott International, Inc.-Class A	80,000	3,851
McGraw-Hill Cos., Inc. (The)	62,500	4,193
Microsoft Corp.	130,975	4,042
Nordstrom, Inc.	62,000	3,454
PACCAR, Inc.	27,000	1,805
PepsiCo, Inc.	77,000	5,023
Procter & Gamble Co.	38,000	2,465
QUALCOMM, Inc.	99,000	3,728
Sprint Nextel Corp.	140,500	2,505
Starbucks Corp.‡	85,000	2,970
T. Rowe Price Group, Inc.	89,000	4,271
Varian Medical Systems, Inc.‡	41,000	1,891
Verizon Communications, Inc.	82,000	3,159
Walgreen Co.	66,000	2,990
WellPoint, Inc.‡	32,000	2,508
Whole Foods Market, Inc.	41,000	1,771
Zimmer Holdings, Inc.‡	21,500	1,811
Total Common Stocks (cost: $205,764)		256,589

	Principal	Value
SECURITY LENDING COLLATERAL (4.0%)
Debt (3.8%)
Bank Notes (0.1%)
Bank of America
5.32%, due 02/16/2007	349	349
Commercial Paper (1.2%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	68	68
5.28%, due 02/13/2007	140	140
Bear Stearns & Co.
5.37%, due 07/10/2007	139	139
Charta LLC-144A
5.30%, due 02/26/2007	135	135
Clipper Receivables Corp.
5.28%, due 02/23/2007	67	67
Compass Securitization LLC-144A
5.28%, due 02/12/2007	139	139
CRC Funding LLC-144A
5.29%, due 03/07/2007	134	134
Den Danske Bank
5.29%, due 02/12/2007	272	272
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	139	139
5.29%, due 02/16/2007	139	139
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	139	139

3

General Electric Capital Corp.
5.29%, due 03/23/2007	70	70
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	136	136
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	209	209
Morgan Stanley
5.38%, due 08/01/2007	139	139
Old Line Funding LLC-144A
5.29%, due 02/12/2007	66	66
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	67	67
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	66	66
5.33%, due 02/08/2007	70	70
5.29%, due 02/20/2007	66	66
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	139	139
5.28%, due 02/06/2007	137	137
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	70	70
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	139	139
Yorktown Capital LLC
5.29%, due 02/06/2007	68	68
5.29%, due 02/15/2007	136	136
Euro Dollar Overnight (0.3%)
Bank of Nova Scotia
5.29%, due 02/06/2007	140	140
BNP Paribas
5.28%, due 02/01/2007	18	18
Societe Generale
5.28%, due 02/05/2007	488	488
Euro Dollar Terms (1.3%)
Bank of Nova Scotia
5.30%, due 02/27/2007	279	279
Barclays
5.31%, due 04/09/2007	209	209
Calyon
5.31%, due 02/22/2007	349	349
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	209	209
Citigroup
5.31%, due 03/16/2007	139	139
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	279	279
5.28%, due 02/16/2007	697	697
Fortis Bank
5.29%, due 03/26/2007	139	139
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	209	209
Marshall & Ilsley Bank
5.30%, due 03/19/2007	139	139
Rabobank Nederland
5.28%, due 02/26/2007	70	70
Royal Bank of Canada
5.31%, due 02/14/2007	209	209
5.31%, due 02/15/2007	139	139
Royal Bank of Scotland
5.29%, due 02/09/2007	139	139
Societe Generale
5.28%, due 02/27/2007	209	209
UBS AG
5.28%, due 03/23/2007	70	70
Repurchase Agreements (0.9%)††

4

Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $390 on 02/01/2007	390	390
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $1,440 on 02/01/2007	1,440	1,440
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $488 on 02/01/2007	488	488

	Shares	Value
Investment Companies (0.2%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11%@	526,473	526
Total Security Lending Collateral (cost: $10,412)		10,412
Total Investment Securities (cost: $216,176)#		$267,001

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $10,026.
‡	Non-income producing.
(a)	Passive Foreign Investment Company.
††

Cash collateral for the Repurchase Agreements, valued at $2,354, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for federal income tax purposes is $217,126.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $52,174 and $2,299, respectively.  Net unrealized appreciation for tax purposes is $49,875.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2007, these securities aggregated  $4,296 or 1.7% of the net assets of the Fund.

ADR	American Depositary Receipt
FDR	Finnish Depositary Receipt
GDR	Global Depositary Receipt
SGPS	Sociedade Gestora de Participacoes Socialis (Holding Enterprise)

5

TA IDEX Templeton Transamerica Global
SCHEDULE OF INVESTMENTS
January 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Security & Commodity Brokers	9.4%	$24,376
Telecommunications	7.8%	20,300
Commercial Banks	7.8%	20,092
Pharmaceuticals	5.4%	13,857
Computer & Data Processing Services	4.8%	12,384
Insurance	3.8%	9,918
Electronic & Other Electric Equipment	3.5%	9,163
Hotels & Other Lodging Places	3.0%	7,696
Business Services	2.8%	7,369
Electronic Components & Accessories	2.7%	7,010
Communications Equipment	2.7%	6,943
Drug Stores & Proprietary Stores	2.6%	6,840
Oil & Gas Extraction	2.6%	6,682
Printing & Publishing	2.3%	6,012
Computer & Office Equipment	2.3%	5,905
Restaurants	2.2%	5,643
Beverages	1.9%	5,024
Petroleum Refining	1.9%	4,931
Automotive	1.9%	4,843
Aerospace	1.8%	4,563
Chemicals & Allied Products	1.7%	4,446
Electric Services	1.7%	4,283
Food & Kindred Products	1.7%	4,270
Life Insurance	1.7%	4,260
Paper & Allied Products	1.5%	3,915
Transportation & Public Utilities	1.5%	3,868
Medical Instruments & Supplies	1.4%	3,702
Apparel & Accessory Stores	1.3%	3,454
Entertainment	1.3%	3,260
Radio & Television Broadcasting	1.2%	3,200
Air Transportation	1.2%	3,159
Instruments & Related Products	1.2%	3,145
Industrial Machinery & Equipment	1.1%	2,872
Leather & Leather Products	1.0%	2,655
Amusement & Recreation Services	0.9%	2,427
Engineering & Management Services	0.9%	2,309
Rubber & Misc. Plastic Products	0.8%	2,143
Food Stores	0.7%	1,771
Manufacturing Industries	0.5%	1,383
Communication	0.5%	1,353
Electric, Gas & Sanitary Services	0.5%	1,323
Lumber & Other Building Materials	0.5%	1,274
Specialty- Real Estate	0.4%	1,066
Holding & Other Investment Offices	0.3%	835
Metal Mining	0.3%	665
Investment Securities, at value	99.0%	256,589
Short-Term Investments	4.0%	10,412
Total Investment Securities	103.0%	$267,001

1

TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (4.9%)
U.S. Treasury Bond
8.00%, due 11/15/2021†	$1,450	$1,899
U.S. Treasury Inflation Indexed Bond
2.00%, due 01/15/2016	1,170	1,132
U.S. Treasury Note
4.00%, due 08/31/2007†	550	546
3.88%, due 02/15/2013†	2,550	2,427
4.13%, due 05/15/2015†	950	905
4.50%, due 02/15/2016	13	13
4.50%, due 02/15/2036†	3,221	3,011
Total U.S. Government Obligations (cost: $9,960)		9,933

MORTGAGE-BACKED SECURITIES (2.6%)
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4
5.20%, due 12/01/2038†	1,060	1,034
Crown Castle Towers LLC, Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	989	981
Morgan Stanley Capital I, Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	1,140	1,123
SBA CMBS Trust, Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	880	875
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.57%, due 10/15/2048*	1,114	1,115
Total Mortgage-Backed Securities (cost: $5,190)		5,128

CORPORATE DEBT SECURITIES (18.3%)
Aerospace (0.8%)
Honeywell International, Inc.
6.13%, due 11/01/2011	660	682
Textron Financial Corp.
6.00%, due 11/20/2009	935	951
Agriculture (0.2%)
Michael Foods, Inc.
8.00%, due 11/15/2013	320	326
Automotive Service Stations (0.1%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	250	260
Business Credit Institutions (0.9%)
John Deere Capital Corp., Series D
4.40%, due 07/15/2009	1,000	977
Pemex Finance, Ltd.
9.03%, due 02/15/2011	723	769
Business Services (0.3%)
Clear Channel Communications, Inc.
4.63%, due 01/15/2008	545	540
Chemicals & Allied Products (1.4%)
Cytec Industries, Inc.
5.50%, due 10/01/2010	325	322
ICI Wilmington, Inc.
4.38%, due 12/01/2008	791	775
Lubrizol Corp.
4.63%, due 10/01/2009	1,350	1,320
Monsanto Co.
5.50%, due 07/30/2035	415	386
Commercial Banks (1.7%)
HBOS PLC-144A
5.92%, due 10/01/2015(a)(b)	700	685
ICICI Bank, Ltd., Subordinated Note-144A
6.38%, due 04/30/2022(b)	353	350

1

Sumitomo Mitsui Banking-144A
5.63%, due 10/15/2015(a)(b)	200	195
US Bank NA
3.75%, due 02/06/2009	435	422
USB Capital IX
6.19%, due 04/15/2011(a)(b)	500	510
Wachovia Capital Trust III
5.80%, due 03/15/2011(a)(b)	260	262
Wells Fargo Capital X
5.95%, due 12/15/2036	265	260
ZFS Finance USA Trust I-144A
6.45%, due 12/15/2065(b)	765	775
Communication (0.2%)
Comcast Corp.
7.05%, due 03/15/2033	325	352
Computer & Office Equipment (0.4%)
Hewlett-Packard Co.
3.63%, due 03/15/2008	765	750
Construction (0.5%)
Centex Corp., Senior Note
4.75%, due 01/15/2008	620	616
DR Horton, Inc., Senior Note
5.38%, due 06/15/2012	500	488
Department Stores (0.1%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	200	219
Electric Services (0.4%)
FPL Group Capital, Inc., Series B
5.55%, due 02/16/2008	3	3
PSEG Funding Trust
5.38%, due 11/16/2007	875	873
Food & Kindred Products (0.7%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	500	463
Bunge, Ltd. Finance Corp.
4.38%, due 12/15/2008	930	910
Food Stores (0.1%)
Albertson’s, Inc.
7.50%, due 02/15/2011	270	282
Gas Production & Distribution (1.5%)
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	334	379
Oneok, Inc.
5.51%, due 02/16/2008	1,730	1,728
Southern Union Co., Senior Note
6.15%, due 08/16/2008	926	931
Holding & Other Investment Offices (1.7%)
Ameriprise Financial, Inc.
7.52%, due 06/01/2066(b)	500	546
BRE Properties, Inc. REIT
5.75%, due 09/01/2009	1,115	1,117
Hutchison Whampoa International, Ltd.-144A
5.45%, due 11/24/2010	950	949
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	875	864
Hotels & Other Lodging Places (0.3%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	300	292
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, due 05/01/2007	400	402

2

Insurance (0.3%)
St. Paul Travelers Cos. (The), Inc.
6.75%, due 06/20/2036	480	523
Life Insurance (0.4%)
Prudential Financial, Inc.
5.75%, due 07/15/2033	820	796
Mortgage Bankers & Brokers (0.3%)
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065(b)	360	367
MUFG Capital Finance 1, Ltd.
6.35%, due 07/25/2016(a)(b)	325	328
Oil & Gas Extraction (0.5%)
Husky Oil, Ltd.
8.90%, due 08/15/2028(b)	570	594
PetroHawk Energy Corp., Senior Note
9.13%, due 07/15/2013	360	373
Personal Credit Institutions (0.6%)
Aiful Corp.-144A
6.00%, due 12/12/2011	312	307
Capital One Bank
5.75%, due 09/15/2010	800	810
Petroleum Refining (1.0%)
Enterprise Products Operating, LP
8.38%, due 08/01/2066(b)	285	311
Valero Energy Corp.
3.50%, due 04/01/2009	1,110	1,065
Valero Logistics Operations, LP, Guaranteed Senior Note
6.88%, due 07/15/2012	710	739
Printing & Publishing (0.2%)
News America Holdings, Inc.
7.75%, due 12/01/2045	392	445
Radio & Television Broadcasting (0.3%)
Univision Communications, Inc.
7.85%, due 07/15/2011	610	621
Real Estate (0.3%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	569	580
Restaurants (0.2%)
Aramark Corp., Senior Note-144A
8.50%, due 02/01/2015	300	307
Security & Commodity Brokers (1.0%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	500	522
Mizuho Preferred Capital Co. LLC-144A
8.79%, due 06/30/2008(a)(b)	1,100	1,146
Western Union Co. (The)-144A
5.93%, due 10/01/2016	290	287
Stone, Clay & Glass Products (0.2%)
Lafarge SA
7.13%, due 07/15/2036	385	417
Telecommunications (1.1%)
Nextel Communications, Inc., Series D
7.38%, due 08/01/2015	360	369
SBC Communications, Inc.
4.13%, due 09/15/2009	1,003	973
Verizon Global Funding Corp.
4.00%, due 01/15/2008	955	943
Transportation & Public Utilities (0.2%)
Hertz Corp., Senior Subordinated Note
10.50%, due 01/01/2016	300	338
Water Transportation (0.4%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	815	889
Total Corporate Debt Securities (cost: $37,008)		36,981

3

	Shares	Value
COMMON STOCKS (74.2%)
Air Transportation (0.8%)
FedEx Corp.	15,000	1,656
Apparel & Accessory Stores (1.8%)
Nordstrom, Inc.	65,000	3,621
Automotive (4.7%)
Harley-Davidson, Inc.	71,000	4,847
PACCAR, Inc.	70,000	4,681
Beverages (1.1%)
PepsiCo, Inc.	33,500	2,186
Communications Equipment (2.2%)
QUALCOMM, Inc.	120,000	4,519
Computer & Data Processing Services (5.4%)
Google, Inc.-Class A‡	6,000	3,008
Intuit, Inc.‡	101,000	3,176
Microsoft Corp.	153,465	4,736
Computer & Office Equipment (3.0%)
Apple Computer, Inc.‡	70,000	6,001
Drug Stores & Proprietary Stores (2.5%)
Walgreen Co.	110,000	4,983
Electronic & Other Electric Equipment (2.0%)
General Electric Co.	110,000	3,965
Engineering & Management Services (4.7%)
Jacobs Engineering Group, Inc.‡	104,000	9,417
Food Stores (0.9%)
Whole Foods Market, Inc.	40,000	1,728
Hotels & Other Lodging Places (4.6%)
Marriott International, Inc.-Class A	130,000	6,258
MGM Mirage, Inc.‡	43,000	3,009
Industrial Machinery & Equipment (5.7%)
Caterpillar, Inc.	94,000	6,023
Kennametal, Inc.	90,000	5,562
Insurance (2.1%)
WellPoint, Inc.‡	54,000	4,233
Medical Instruments & Supplies (2.6%)
Varian Medical Systems, Inc.‡	42,000	1,937
Zimmer Holdings, Inc.‡	40,000	3,369
Oil & Gas Extraction (1.7%)
Schlumberger, Ltd.	53,000	3,365
Petroleum Refining (1.5%)
Suncor Energy, Inc.	42,000	3,123
Pharmaceuticals (8.1%)
Allergan, Inc.	26,000	3,034
Genentech, Inc.‡	30,000	2,621
Roche Holding AG-Genusschein	57,698	10,806
Printing & Publishing (5.0%)
McGraw-Hill Cos., Inc. (The)	150,000	10,062
Restaurants (1.0%)
Starbucks Corp.‡	60,000	2,096
Security & Commodity Brokers (8.2%)
American Express Co.	90,000	5,240
Ameriprise Financial, Inc.	70,000	4,127
BlackRock, Inc.	13,000	2,181
Chicago Mercantile Exchange	9,000	5,070
Telecommunications (1.0%)
Verizon Communications, Inc.	50,000	1,926
Transportation & Public Utilities (2.1%)
Expeditors International of Washington, Inc.	100,000	4,269
Wholesale Trade Durable Goods (1.5%)
Grainger (W.W.), Inc.	38,500	2,990
Total Common Stocks (cost: $110,809)		149,825

4

	Principal	Value
SECURITY LENDING COLLATERAL (4.8%)
Debt (4.6%)
Bank Notes (0.2%)
Bank of America
5.32%, due 02/16/2007	326	326
Commercial Paper (1.4%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	64	64
5.28%, due 02/13/2007	130	130
Bear Stearns & Co.
5.37%, due 07/10/2007	130	130
Charta LLC-144A
5.30%, due 02/26/2007	126	126
Clipper Receivables Corp.
5.28%, due 02/23/2007	63	63
Compass Securitization LLC-144A
5.28%, due 02/12/2007	130	130
CRC Funding LLC-144A
5.29%, due 03/07/2007	125	125
Den Danske Bank
5.29%, due 02/12/2007	255	255
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	130	130
5.29%, due 02/16/2007	130	130
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	130	130
General Electric Capital Corp.
5.29%, due 03/23/2007	65	65
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	128	128
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	196	196
Morgan Stanley
5.38%, due 08/01/2007	130	130
Old Line Funding LLC-144A
5.29%, due 02/12/2007	62	62
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	62	62
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	62	62
5.33%, due 02/08/2007	65	65
5.29%, due 02/20/2007	62	62
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	131	131
5.28%, due 02/06/2007	128	128
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	65	65
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	131	131
Yorktown Capital LLC
5.29%, due 02/06/2007	63	63
5.29%, due 02/15/2007	127	127
Euro Dollar Overnight (0.3%)
Bank of Nova Scotia
5.29%, due 02/06/2007	131	131
BNP Paribas
5.28%, due 02/01/2007	17	17
Societe Generale
5.28%, due 02/05/2007	457	457
Euro Dollar Terms (1.6%)
Bank of Nova Scotia

5

5.30%, due 02/27/2007	261	261
Barclays
5.31%, due 04/09/2007	196	196
Calyon
5.31%, due 02/22/2007	326	326
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	196	196
Citigroup
5.31%, due 03/16/2007	131	131
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	261	261
5.28%, due 02/16/2007	653	653
Fortis Bank
5.29%, due 03/26/2007	131	131
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	196	196
Marshall & Ilsley Bank
5.30%, due 03/19/2007	131	131
Rabobank Nederland
5.28%, due 02/26/2007	65	65
Royal Bank of Canada
5.31%, due 02/14/2007	196	196
5.31%, due 02/15/2007	131	131
Royal Bank of Scotland
5.29%, due 02/09/2007	131	131
Societe Generale
5.28%, due 02/27/2007	196	196
UBS AG
5.28%, due 03/23/2007	65	65
Repurchase Agreements (1.1%)††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $365 on 02/01/2007	365	365
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $1,349 on 02/01/2007	1,349	1,349
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $457 on 02/01/2007	457	457

	Shares	Value
Investment Companies (0.2%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11%@	493,052	493
Total Security Lending Collateral (cost: $9,751)		9,751
Total Investment Securities (cost: $172,718)#		$211,618

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $9,476.

*	Floating or variable rate note. Rate is listed as of January 31, 2007.

(a)	The security has a perpetual maturity. The date shown is the next call date.

(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of January 31, 2007.

6

	‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $2,204, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

	@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for federal income tax purposes is $172,985. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $39,723 and $1,090, respectively. Net unrealized appreciation for tax purposes is $38,633.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $9,281 or 4.6% of the net assets of the Fund.

REIT	Real Estate Investment Trust

7

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CONVERTIBLE BOND (81.3%)
Aerospace (1.3%)
Armor Holdings, Inc.
2.00%, due 11/01/2024(a)	$2,590	$3,335
Automotive Dealers (2.4%)
United Auto Group, Inc., Subordinated Note
3.50%, due 04/01/2026	650	755
United Auto Group, Inc., Subordinated Note-144A
3.50%, due 04/01/2026	4,750	5,516
Commercial Banks (12.4%)
Credit Suisse/New York, NY
0.25%, due 10/11/2011	10,800	10,908
Deutsche Bank AG London
0.25%, due 04/11/2013	2,905	4,327
Euronet Worldwide, Inc., Senior Note
3.50%, due 10/15/2025†	6,905	7,224
Wachovia Bank NA-144A
0.25%, due 01/30/2014a	10,500	10,644
Communication (3.8%)
American Tower Corp.
3.00%, due 08/15/2012	2,470	4,989
XM Satellite Radio Holdings, Inc.
1.75%, due 12/01/2009	5,700	4,831
XM Satellite Radio, Inc.-144A
1.75%, due 12/01/2009†	300	254
Computer & Data Processing Services (2.8%)
Informatica Corp., Senior Note
3.00%, due 03/15/2026	7,400	7,372
Computer & Office Equipment (10.5%)
EMC Corp./Massachusetts-144A
1.75%, due 12/01/2011	2,750	2,925
1.75%, due 12/01/2013	3,500	3,714
International Game Technology-144A
2.60%, due 12/15/2036	4,962	4,875
SanDisk Corp., Senior Note
1.00%, due 05/15/2013†	13,180	11,500
Scientific Games Corp.
0.75%, due 12/01/2024	4,200	4,877
Electric Services (1.0%)
Covanta Holding Corp.
1.00%, due 02/01/2027	2,600	2,665
Electronic Components & Accessories (2.3%)
Intel Corp., Junior Subordinated Note
2.95%, due 12/15/2035	1,200	1,098
Intel Corp.-144A
2.95%, due 12/15/2035	5,500	5,033
Holding & Other Investment Offices (5.5%)
Archstone-Smith Operating Trust REIT, Senior Note
4.00%, due 07/15/2036†	4,020	4,482
BRE Properties, Inc., REIT, Senior Note
4.13%, due 08/15/2026	5,480	6,055
Vornado Realty Trust REIT, Senior Note
3.63%, due 11/15/2026	4,000	4,020
Hotels & Other Lodging Places (4.0%)
Hilton Hotels Corp., Senior Note
3.38%, due 04/15/2023	3,915	6,269
Host Marriott, LP-144A
3.25%, due 04/15/2024	2,700	4,276
Instruments & Related Products (1.9%)
Allergan, Inc.
1.50%, due 04/01/2026†	4,750	5,083

1

Manufacturing Industries (2.3%)
Shuffle Master, Inc.
1.25%, due 04/15/2024	5,700		6,220
Mortgage Bankers & Brokers (4.2%)
WMT Debt Exchangeable Trust-144A
0.25%, due 05/02/2013a	800	S	11,126
Motion Pictures (3.6%)
Lions Gate Entertainment Corp.
2.94%, due 10/15/2024	3,750		4,134
Macrovision Corp.-144A
2.63%, due 08/15/2011	4,900		5,506
Oil & Gas Extraction (1.8%)
Schlumberger, Ltd., Series B
2.13%, due 06/01/2023	2,900		4,738
Pharmaceuticals (1.4%)
Cubist Pharmaceuticals, Inc., Subordinated Note
2.25%, due 06/15/2013	4,200		3,838
Research & Testing Services (2.2%)
Core Laboratories LP-144A
0.25%, due 10/31/2011	5,470		5,798
Security & Commodity Brokers (12.2%)
BlackRock, Inc./New York
2.63%, due 02/15/2035	4,600		7,728
Goldman Sachs Group, Inc.
0.25%, due 01/25/2017	7,010		6,774
Lehman Brothers Holdings, Inc.
0.25%, due 12/12/2013	10,500		10,742
Morgan Stanley Group, Inc.-144A
0.25%, due 07/30/2014a	4,800		4,646
Svensk Exportkredit AB
0.25%, due 01/31/2015a	1,320		2,534
Telecommunications (1.4%)
NII Holdings, Inc., Senior Note
2.75%, due 08/15/2025	2,355		3,774
Transportation Equipment (2.1%)
Trinity Industries, Inc.
3.88%, due 06/01/2036	5,500		5,672
Water Transportation (2.2%)
Carnival Corp.
1.13%, due 04/29/2033(b)	7,650		5,805
Total Convertible Bond (cost: $200,122)			216,062

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (12.1%)
Automotive (1.7%)
Ford Motor Co. Capital Trust II	122,000	4,499
Chemicals & Allied Products (2.4%)
Celanese Corp.	178,600	6,497
Insurance (2.0%)
Fortis Insurance NV-144A	3,665	5,179
Life Insurance (2.2%)
Metlife, Inc.‡	185,000	5,804
Oil & Gas Extraction (1.6%)
Chesapeake Energy Corp.	16,700	4,254
Security & Commodity Brokers (2.2%)
Credit Suisse First Boston USA, Inc.	78,730	5,845
Total Convertible Preferred Stocks (cost: $26,081)		32,078

COMMON STOCKS (0.0%)
Gas Production & Distribution (0.0%)
Dynegy, Inc.-Class A‡	6,292	44
Total Common Stocks (cost: $0)		44

2

	Principal	Value
SECURITY LENDING COLLATERAL (5.3%)
Debt (5.1%)
Bank Notes (0.2%)
Bank of America
5.32%, due 02/16/2007	475	475
Commercial Paper (1.6%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	93	93
5.28%, due 02/13/2007	190	190
Bear Stearns & Co.
5.37%, due 07/10/2007	190	190
Charta LLC-144A
5.30%, due 02/26/2007	184	184
Clipper Receivables Corp.
5.28%, due 02/23/2007	91	91
Compass Securitization LLC-144A
5.28%, due 02/12/2007	190	190
CRC Funding LLC-144A
5.29%, due 03/07/2007	183	183
Den Danske Bank
5.29%, due 02/12/2007	371	371
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	190	190
5.29%, due 02/16/2007	190	190
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	190	190
General Electric Capital Corp.
5.29%, due 03/23/2007	95	95
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	186	186
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	285	285
Morgan Stanley
5.38%, due 08/01/2007	190	190
Old Line Funding LLC-144A
5.29%, due 02/12/2007	91	91
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	91	91
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	90	90
5.33%, due 02/08/2007	95	95
5.29%, due 02/20/2007	91	91
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	190	190
5.28%, due 02/06/2007	187	187
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	95	95
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	190	190
Yorktown Capital LLC
5.29%, due 02/06/2007	92	92
5.29%, due 02/15/2007	185	185
Euro Dollar Overnight (0.3%)
Bank of Nova Scotia
5.29%, due 02/06/2007	190	190
BNP Paribas
5.28%, due 02/01/2007	25	25
Societe Generale
5.28%, due 02/05/2007	666	666

3

Euro Dollar Terms (1.8%)
Bank of Nova Scotia
5.30%, due 02/27/2007	380	380
Barclays
5.31%, due 04/09/2007	285	285
Calyon
5.31%, due 02/22/2007	475	475
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	285	285
Citigroup
5.31%, due 03/16/2007	190	190
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	380	380
5.28%, due 02/16/2007	951	951
Fortis Bank
5.29%, due 03/26/2007	190	190
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	285	285
Marshall & Ilsley Bank
5.30%, due 03/19/2007	190	190
Rabobank Nederland
5.28%, due 02/26/2007	95	95
Royal Bank of Canada
5.31%, due 02/14/2007	285	285
5.31%, due 02/15/2007	190	190
Royal Bank of Scotland
5.29%, due 02/09/2007	190	190
Societe Generale
5.28%, due 02/27/2007	285	285
UBS AG
5.28%, due 03/23/2007	95	95
Repurchase Agreements (1.2%)††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $532 on 02/01/2007	532	532
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $1,965 on 02/01/2007	1,965	1,965
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $665 on 02/01/2007	665	665

	Shares	Value
Investment Companies (0.2%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11%@	718,062	718
Total Security Lending Collateral (cost: $14,202)		14,202

Total Investment Securities (cost: $240,405)#		$262,386

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Armor Holdings, Inc. has a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.
†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $13,772.

a	Security is deemed to be illiquid.

S	Security trades in units. Each unit represents $1,000.

4

	(b)	Carnival Corp. has a coupon rate of 1.13% until 04/29/2008, thereafter the coupon rate will be 0.00%.

	‡	Non-income producing.

††

Cash collateral for the Repurchase Agreements, valued at $3,210, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

	@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for federal income tax purposes is $240,440. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $25,727 and $3,781, respectively. Net unrealized appreciation for tax purposes is $21,946.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $72,493 or 27.3% of the net assets of the Fund.

REIT		Real Estate Investment Trust

5

TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.8%)
Air Transportation (1.9%)
FedEx Corp.	300,000	$33,120
Amusement & Recreation Services (0.1%)
Disney (Walt) Co. (The)	50,660	1,782
Apparel & Accessory Stores (1.3%)
Nordstrom, Inc.†	400,000	22,284
Automotive (1.7%)
Harley-Davidson, Inc.†	416,000	28,400
PACCAR, Inc.†	14,250	953
Automotive Dealers (0.5%)
Carmax, Inc.†‡	158,340	9,093
Beverages (2.3%)
PepsiCo, Inc.	600,000	39,144
Chemicals & Allied Products (5.0%)
Praxair, Inc.	937,210	59,100
Reckitt Benckiser PLC	569,050	27,278
Communication (1.2%)
Comcast Corp.-Special Class A‡	472,785	20,547
Communications Equipment (4.6%)
QUALCOMM, Inc.	1,446,015	54,457
Research In Motion, Ltd.‡	194,000	24,789
Computer & Data Processing Services (8.9%)
Amdocs, Ltd.†‡	449,345	15,583
Google, Inc.-Class A†‡	73,000	36,595
Intuit, Inc.‡	1,406,000	44,219
Microsoft Corp.	1,810,000	55,857
Computer & Office Equipment (4.3%)
Apple Computer, Inc.‡	855,000	73,299
Drug Stores & Proprietary Stores (2.1%)
Walgreen Co.	795,000	36,014
Electronic & Other Electric Equipment (3.3%)
General Electric Co.	1,553,695	56,011
Electronic Components & Accessories (0.1%)
Intel Corp.	100,000	2,096
Engineering & Management Services (2.4%)
Jacobs Engineering Group, Inc.‡	462,110	41,844
Food Stores (1.4%)
Whole Foods Market, Inc.†	543,000	23,452
Hotels & Other Lodging Places (6.8%)
Las Vegas Sands Corp.†‡	230,000	23,936
Marriott International, Inc.-Class A†	1,040,000	50,066
MGM Mirage, Inc.†‡	605,000	42,332
Industrial Machinery & Equipment (2.1%)
Caterpillar, Inc.	570,000	36,520
Insurance (1.6%)
WellPoint, Inc.‡	344,000	26,963
Management Services (1.5%)
Paychex, Inc.	663,820	26,559
Medical Instruments & Supplies (7.0%)
Synthes, Inc.	276,877	34,682
Varian Medical Systems, Inc.‡	554,225	25,566
Zimmer Holdings, Inc.‡	700,000	58,954
Oil & Gas Extraction (1.7%)
Schlumberger, Ltd.	448,000	28,444
Petroleum Refining (1.5%)
Suncor Energy, Inc.†	340,000	25,279
Pharmaceuticals (12.1%)
Allergan, Inc.	375,000	43,766
Celgene Corp.†‡	765,535	41,094
Genentech, Inc.‡	416,000	36,346
Gilead Sciences, Inc.‡	329,765	21,211
Roche Holding AG-Genusschein	342,981	64,237
Printing & Publishing (4.7%)

1

McGraw-Hill Cos., Inc. (The)	1,190,500	79,859
Restaurants (2.4%)
Starbucks Corp.‡	1,200,000	41,928
Security & Commodity Brokers (11.5%)
American Express Co.	750,000	43,665
Ameriprise Financial, Inc.	675,000	39,798
BlackRock, Inc.†	104,165	17,475
Chicago Mercantile Exchange†	137,980	77,724
Goldman Sachs Group, Inc. (The)	11,200	2,376
Merrill Lynch & Co., Inc.	133,260	12,468
T. Rowe Price Group, Inc.	59,000	2,831
Telecommunications (1.5%)
Sprint Nextel Corp.	1,356,000	24,177
Verizon Communications, Inc.	48,000	1,849
Transportation & Public Utilities (2.3%)
Expeditors International of Washington, Inc.	906,790	38,711
Total Common Stocks (cost: $1,361,099)		1,674,733

	Principal	Value
SECURITY LENDING COLLATERAL (6.9%)
Debt (6.6%)
Bank Notes (0.2%)
Bank of America
5.32%, due 02/16/2007	3,973	3,973
Commercial Paper (2.1%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	779	779
5.28%, due 02/13/2007	1,589	1,589
Bear Stearns & Co.
5.37%, due 07/10/2007	1,589	1,589
Charta LLC-144A
5.30%, due 02/26/2007	1,536	1,536
Clipper Receivables Corp.
5.28%, due 02/23/2007	762	762
Compass Securitization LLC-144A
5.28%, due 02/12/2007	1,589	1,589
CRC Funding LLC-144A
5.29%, due 03/07/2007	1,525	1,525
Den Danske Bank
5.29%, due 02/12/2007	3,104	3,104
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	1,589	1,589
5.29%, due 02/16/2007	1,589	1,589
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	1,589	1,589
General Electric Capital Corp.
5.29%, due 03/23/2007	794	794
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	1,553	1,553
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	2,384	2,384
Morgan Stanley
5.38%, due 08/01/2007	1,589	1,589
Old Line Funding LLC-144A
5.29%, due 02/12/2007	756	756
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	758	758
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	754	754
5.33%, due 02/08/2007	795	795
5.29%, due 02/20/2007	756	756
Sheffield Receivables Corp.-144A

2

5.27%, due 02/02/2007	1,589	1,589
5.28%, due 02/06/2007	1,559	1,559
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	795	795
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	1,589	1,589
Yorktown Capital LLC
5.29%, due 02/06/2007	770	770
5.29%, due 02/15/2007	1,548	1,548
Euro Dollar Overnight (0.4%)
Bank of Nova Scotia
5.29%, due 02/06/2007	1,589	1,589
BNP Paribas
5.28%, due 02/01/2007	208	208
Societe Generale
5.28%, due 02/05/2007	5,562	5,562
Euro Dollar Terms (2.3%)
Bank of Nova Scotia
5.30%, due 02/27/2007	3,178	3,178
Barclays
5.31%, due 04/09/2007	2,384	2,384
Calyon
5.31%, due 02/22/2007	3,973	3,973
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	2,384	2,384
Citigroup
5.31%, due 03/16/2007	1,589	1,589
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	3,178	3,178
5.28%, due 02/16/2007	7,946	7,946
Fortis Bank
5.29%, due 03/26/2007	1,589	1,589
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	2,384	2,384
Marshall & Ilsley Bank
5.30%, due 03/19/2007	1,589	1,589
Rabobank Nederland
5.28%, due 02/26/2007	795	795
Royal Bank of Canada
5.31%, due 02/14/2007	2,384	2,384
5.31%, due 02/15/2007	1,589	1,589
Royal Bank of Scotland
5.29%, due 02/09/2007	1,589	1,589
Societe Generale
5.28%, due 02/27/2007	2,384	2,384
UBS AG
5.28%, due 03/23/2007	795	795
Repurchase Agreements (1.6%)††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $4,447 on 02/01/2007	4,446	4,446
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $16,424 on 02/01/2007	16,422	16,422
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $5,563 on 02/01/2007	5,562	5,562

	Shares	Value
Investment Companies (0.3%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11%@	6,002,958	6,003

3

Total Security Lending Collateral (cost: $118,724)	118,724
Total Investment Securities (cost: $1,479,823)#	$1,793,457

NOTES TO SCHEDULE OF INVESTMENTS:

	†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $115,961.

	‡	Non-income producing.

††

Cash collateral for the Repurchase Agreements, valued at $26,838, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

	@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for federal income tax purposes is $1,483,545. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $327,791 and $17,879, respectively. Net unrealized appreciation for tax purposes is $309,912.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $25,073 or 1.5% of the net assets of the Fund.

4

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (1.1%)
Crown Castle Towers LLC, Series 2006-1A, Class C -144A
5.47%, due 11/15/2036	$3,300	$3,274
Total Mortgage-Backed Securities (cost: $3,300)		3,274

CORPORATE DEBT SECURITIES (94.6%)
Aerospace (2.4%)
Boeing Co. (The)
8.75%, due 08/15/2021	2,500	3,270
Embraer Overseas, Ltd., Guaranteed Note-144A
6.38%, due 01/24/2017	2,975	2,960
Vought Aircraft Industries, Inc.
8.00%, due 07/15/2011	500	480
Agriculture (0.9%)
Michael Foods, Inc.
8.00%, due 11/15/2013	2,575	2,626
Air Transportation (1.3%)
FedEx Corp.
9.65%, due 06/15/2012	3,200	3,779
Amusement & Recreation Services (1.7%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	3,450	3,391
Speedway Motorsports, Inc.
6.75%, due 06/01/2013	500	501
Virgin River Casino Corp./RBG LLC/B&BB, Inc.
9.00%, due 01/15/2012	1,000	1,035
Automotive (0.5%)
General Motors Corp.
7.13%, due 07/15/2013†	1,500	1,455
Automotive Service Stations (0.7%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	2,000	2,080
Beverages (1.0%)
Anheuser-Busch Cos., Inc.
5.75%, due 04/01/2036	1,385	1,323
FBG Finance Ltd.-144A
5.88%, due 06/15/2035	1,725	1,556
Business Credit Institutions (2.0%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	5,398	5,748
Business Services (0.3%)
iPayment, Inc., Senior Subordinated Note
9.75%, due 05/15/2014	825	850
Chemicals & Allied Products (3.0%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	3,000	2,940
Ineos Group Holdings PLC-144A
8.50%, due 02/15/2016†	1,375	1,317
Lubrizol Corp.
4.63%, due 10/01/2009	2,000	1,956
Mosaic Global Holdings, Inc., Senior Note-144A
7.63%, due 12/01/2016	1,500	1,534
Reichhold Industries, Inc., Senior Note-144A
9.00%, due 08/15/2014	650	665
Commercial Banks (13.3%)
ACE Cash Express, Inc., Senior Note-144A
10.25%, due 10/01/2014	690	697
Barclays Bank PLC
6.28%, due 12/15/2034(a)(b)	1,500	1,455
HBOS PLC-144A
5.92%, due 10/01/2015(a)(b)	3,000	2,934

1

HSBK Europe BV-144A
7.75%, due 05/13/2013	900	934
ICICI Bank, Ltd., Subordinated Note-144A
6.38%, due 04/30/2022(b)	1,802	1,788
Lloyds TSB Group PLC-144A
6.27%, due 11/14/2016(a)(b)	2,900	2,873
Royal Bank of Scotland Group PLC
7.65%, due 09/30/2031(a)(b)	2,000	2,317
Shinsei Finance Cayman, Ltd.-144A
6.42%, due 07/20/2016(a)(b)	3,000	2,982
Sumitomo Mitsui Banking-144A
5.63%, due 10/15/2015(a)(b)	3,965	3,859
Suntrust Preferred Capital I
5.85%, due 12/15/2011(a)(b)	3,000	3,027
USB Capital IX
6.19%, due 04/15/2011(a)(b)	4,015	4,098
Wachovia Capital Trust III
5.80%, due 03/15/2011(a)(b)	4,100	4,128
Wells Fargo Capital X
5.95%, due 12/15/2036	2,825	2,776
ZFS Finance USA Trust I-144A
6.45%, due 12/15/2065(b)	4,000	4,052
Communication (4.3%)
Comcast Cable Communications
6.88%, due 06/15/2009	3,760	3,882
Comcast Corp.
7.05%, due 03/15/2033	2,605	2,820
Echostar DBS Corp., Senior Note
7.13%, due 02/01/2016	1,800	1,807
Kabel Deutschland GmbH
10.63%, due 07/01/2014	750	837
Viacom, Inc., Senior Note
6.25%, due 04/30/2016	2,900	2,889
Construction (1.4%)
Centex Corp., Senior Note
4.75%, due 01/15/2008	3,990	3,964
Department Stores (1.0%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	1,650	1,807
10.38%, due 10/15/2015†	1,000	1,117
Electric Services (1.9%)
AES Gener SA
7.50%, due 03/25/2014†	2,000	2,121
PSEG Funding Trust
5.38%, due 11/16/2007	3,250	3,241
Electronic Components & Accessories (0.6%)
NXP BV, Senior Note-144A
7.88%, due 10/15/2014	650	671
9.50%, due 10/15/2015	1,000	1,034
Food & Kindred Products (0.9%)
ConAgra Foods, Inc,-144A
5.82%, due 06/15/2017	1,575	1,564
ConAgra Foods, Inc.
9.75%, due 03/01/2021	325	417
Nutro Products, Inc.-144A
10.75%, due 04/15/2014	650	712
Food Stores (0.7%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012†	2,000	2,030
Gas Production & Distribution (4.1%)
El Paso Corp.
7.63%, due 09/01/2008	2,000	2,045

2

Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	2,500	2,840
Markwest Energy Part/Finance-144A
8.50%, due 07/15/2016	2,050	2,117
Pacific Energy Partners, LP / Pacific Energy Finance Corp.
7.13%, due 06/15/2014	1,500	1,550
Southern Union Co., Senior Note
6.15%, due 08/16/2008	2,975	2,991
Holding & Other Investment Offices (7.6%)
Ameriprise Financial, Inc.
7.52%, due 06/01/2066(b)	3,800	4,149
Healthcare Realty Trust, Inc. REIT, Senior Note
8.13%, due 05/01/2011	2,650	2,854
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	6,000	5,922
Kimco Realty Corp., Series C REIT
3.95%, due 08/05/2008	2,825	2,759
Noble Group, Ltd.-144A
6.63%, due 03/17/2015	1,000	912
Rouse Co., LP/TRC Co-Issuer, Inc. REIT, Senior Note-144A
6.75%, due 05/01/2013	1,500	1,512
Simon Property Group, LP REIT
3.75%, due 01/30/2009	2,000	1,940
Susser Holdings LLC, Senior Note
10.63%, due 12/15/2013	1,412	1,539
Hotels & Other Lodging Places (2.8%)
Host Marriott, LP REIT
7.13%, due 11/01/2013	2,000	2,030
Las Vegas Sands Corp.
6.38%, due 02/15/2015	1,500	1,459
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012	2,500	2,671
Station Casinos, Inc.
6.88%, due 03/01/2016	500	457
Wyndham Worldwide Corp.-144A
6.00%, due 12/01/2016	1,270	1,252
Industrial Machinery & Equipment (0.8%)
Cummins Engine Co., Inc.
5.65%, due 03/01/2098	2,000	1,491
Douglas Dynamics LLC-144A
7.75%, due 01/15/2012	915	846
Instruments & Related Products (0.1%)
Fisher Scientific International, Inc.
6.13%, due 07/01/2015	300	298
Insurance (3.5%)
Metlife, Inc.
6.40%, due 12/15/2036*	2,665	2,670
Oil Insurance, Ltd.-144A
7.56%, due 06/30/2011(a)(b)	2,750	2,838
Reinsurance Group of America
6.75%, due 12/15/2065(b)	2,730	2,725
St. Paul Travelers Cos. (The), Inc.
6.75%, due 06/20/2036	1,557	1,696
Lumber & Other Building Materials (0.5%)
Masonite Corp., Senior Subordinated Note-144A
11.00%, due 04/06/2015†	1,325	1,308
Management Services (0.3%)
FTI Consulting, Inc., Senior Note-144A
7.75%, due 10/01/2016	900	929
Metal Mining (1.3%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	847	1,066

3

Vale Overseas, Ltd., Guaranteed Note
6.25%, due 01/23/2017	2,495	2,500
Mortgage Bankers & Brokers (4.4%)
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.
9.63%, due 06/15/2014	1,300	1,436
Galaxy Entertainment Finance Co., Ltd., Senior Note-144A
9.88%, due 12/15/2012†	1,400	1,515
Glencore Funding LLC-144A
6.00%, due 04/15/2014	1,950	1,888
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065(b)	4,000	4,072
Innophos Investments Holdings, Inc.
13.38%, due 02/15/2015*	999	1,044
Momentive Performance Materials, Inc., Senior Note-144A
9.75%, due 12/01/2014	1,000	1,025
MUFG Capital Finance 1, Ltd.
6.35%, due 07/25/2016(a)(b)	1,460	1,473
Motion Pictures (2.0%)
Time Warner, Inc.
9.13%, due 01/15/2013	2,000	2,323
7.63%, due 04/15/2031	3,000	3,363
Oil & Gas Extraction (3.7%)
Chesapeake Energy Corp.
6.38%, due 06/15/2015	1,000	970
Gazprom International SA-144A
7.20%, due 02/01/2020	3,100	3,243
OPTI Canada, Inc., Senior Note-144A
8.25%, due 12/15/2014	1,800	1,881
PetroHawk Energy Corp., Senior Note
9.13%, due 07/15/2013	1,300	1,346
Sabine Pass LNG, LP, Senior Secured Note-144A
7.50%, due 11/30/2016	2,000	1,965
Stone Energy Corp.
8.25%, due 12/15/2011	1,000	978
Paper & Allied Products (0.2%)
Graphic Packaging International Corp.
9.50%, due 08/15/2013	500	530
Paperboard Containers & Boxes (0.4%)
Graham Packaging Co., Inc.
9.88%, due 10/15/2014†	1,250	1,288
Personal Credit Institutions (1.3%)
Aiful Corp.-144A
6.00%, due 12/12/2011	1,552	1,528
General Motors Acceptance Corp.
5.13%, due 05/09/2008	1,275	1,258
GMAC LLC, Senior Note
6.00%, due 12/15/2011	975	961
Petroleum Refining (3.3%)
Enterprise Products Operating, LP
8.38%, due 08/01/2066(b)	2,700	2,950
Premcor Refining Group (The), Inc.
9.25%, due 02/01/2010	2,500	2,624
Valero Logistics Operations, LP, Guaranteed Senior Note
6.88%, due 07/15/2012	3,690	3,841
Primary Metal Industries (0.8%)
Aleris International, Inc.-144A
10.00%, due 12/15/2016a	500	518
Metals USA Holdings Corp., Senior Note-144A
11.37%, due 01/15/2012*	650	635
PNA Group, Inc., Senior Note-144A
10.75%, due 09/01/2016	1,025	1,071
Printing & Publishing (1.9%)

4

News America Holdings, Inc.
7.75%, due 12/01/2045	3,400	3,862
RH Donnelley Corp., Senior Note
8.88%, due 01/15/2016	1,400	1,467
Radio & Television Broadcasting (3.5%)
Chancellor Media Corp.
8.00%, due 11/01/2008	3,695	3,827
Grupo Televisa SA
6.63%, due 03/18/2025	2,000	2,051
Univision Communications, Inc.
7.85%, due 07/15/2011	3,900	3,973
Railroads (1.0%)
BNSF Funding Trust I, Guaranteed Note
6.61%, due 12/15/2055(b)	2,850	2,769
Real Estate (1.8%)
Colonial Realty, LP
7.00%, due 07/14/2007	5,075	5,108
Restaurants (1.9%)
Aramark Corp., Senior Note-144A
8.50%, due 02/01/2015	2,000	2,048
Carrols Corp.
9.00%, due 01/15/2013	1,000	1,030
NPC International, Inc., Senior Subordinated Note
9.50%, due 05/01/2014	1,000	1,030
Sbarro, Inc., Senior Note-144A
10.38%, due 02/01/2015†	1,400	1,428
Retail Trade (0.3%)
Michaels Stores, Inc., Senior Subordinated Note-144A
11.38%, due 11/01/2016†	795	859
Rubber & Misc. Plastic Products (0.8%)
NTK Holdings, Inc.
0.00%, due 03/01/2014†(c)	1,500	1,103
Titan International, Inc., Senior Note-144A
8.00%, due 01/15/2012	1,200	1,206
Savings Institutions (0.7%)
Sovereign Capital Trust VI, Guaranteed Note
7.91%, due 06/13/2036	1,700	1,897
Security & Commodity Brokers (1.4%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	1,500	1,566
JP Morgan Chase Capital XVIII
6.95%, due 08/17/2036	1,000	1,072
Western Union Co. (The)-144A
5.93%, due 10/01/2016	1,335	1,319
Stone, Clay & Glass Products (1.3%)
Lafarge SA
7.13%, due 07/15/2036	2,600	2,817
Owens Brockway Glass Container, Inc.
6.75%, due 12/01/2014	1,000	985
Telecommunications (1.0%)
Verizon Global Funding Corp.
7.75%, due 12/01/2030	2,455	2,855
Transportation & Public Utilities (1.0%)
Hertz Corp., Senior Subordinated Note
10.50%, due 01/01/2016	2,600	2,925
Water Transportation (2.3%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	5,000	5,454
US Shipping Partners, LP/US Shipping Finance Corp., Senior Note-144A
13.00%, due 08/15/2014	925	976
Wholesale Trade Nondurable Goods (0.7%)

5

Supervalu, Inc., Senior Note
7.50%, due 11/15/2014	1,800	1,876
Total Corporate Debt Securities (cost: $268,149)		268,894

CONVERTIBLE BOND (1.3%)
Commercial Banks (0.2%)
Euronet Worldwide, Inc., Senior Note
3.50%, due 10/15/2025	500	523
Computer & Office Equipment (0.6%)
SanDisk Corp., Senior Note
1.00%, due 05/15/2013†	500	437
Scientific Games Corp.
0.75%, due 12/01/2024	1,000	1,161
Electronic Components & Accessories (0.3%)
Intel Corp.-144A
2.95%, due 12/15/2035	1,000	915
Motion Pictures (0.2%)
Macrovision Corp., Senior Note
2.63%, due 08/15/2011†	500	562
Total Convertible Bond (cost: $3,545)		3,598

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
Business Credit Institutions (0.2%)
Sovereign Capital Trust II‡	9,500	473
Total Convertible Preferred Stocks (cost: $475)		473

PREFERRED STOCKS (1.3%)
Holding & Other Investment Offices (0.6%)
Saul Centers, Inc. REIT	1,850	48
Tanger Factory Outlet Centers REIT	66,666	1,705
Telecommunications (0.7%)
Centaur Funding Corp.-144A‡	1,661	1,927
Total Preferred Stocks (cost: $3,866)		3,680

COMMON STOCKS (0.0%)
Telecommunications (0.0%)
Versatel Telecom International NV Warrants, Expires 5/15/2008‡¡	75	—	☐
Total Common Stocks (cost: $–☐)		—	☐

	Principal	Value
SECURITY LENDING COLLATERAL (5.4%)
Debt (5.1%)
Bank Notes (0.2%)
Bank of America
5.32%, due 02/16/2007	514	514
Commercial Paper (1.6%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	101	101
5.28%, due 02/13/2007	205	205
Bear Stearns & Co.
5.37%, due 07/10/2007	205	205
Charta LLC-144A
5.30%, due 02/26/2007	199	199
Clipper Receivables Corp.
5.28%, due 02/23/2007	98	98
Compass Securitization LLC-144A
5.28%, due 02/12/2007	206	206
CRC Funding LLC-144A
5.29%, due 03/07/2007	197	197
Den Danske Bank

6

5.29%, due 02/12/2007	402	402
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	206	206
5.29%, due 02/16/2007	206	206
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	206	206
General Electric Capital Corp.
5.29%, due 03/23/2007	103	103
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	201	201
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	308	308
Morgan Stanley
5.38%, due 08/01/2007	206	206
Old Line Funding LLC-144A
5.29%, due 02/12/2007	98	98
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	98	98
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	97	97
5.33%, due 02/08/2007	103	103
5.29%, due 02/20/2007	98	98
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	206	206
5.28%, due 02/06/2007	202	202
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	103	103
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	206	206
Yorktown Capital LLC
5.29%, due 02/06/2007	100	100
5.29%, due 02/15/2007	200	200
Euro Dollar Overnight (0.3%)
Bank of Nova Scotia
5.29%, due 02/06/2007	206	206
BNP Paribas
5.28%, due 02/01/2007	27	27
Societe Generale
5.28%, due 02/05/2007	720	720
Euro Dollar Terms (1.8%)
Bank of Nova Scotia
5.30%, due 02/27/2007	411	411
Barclays
5.31%, due 04/09/2007	308	308
Calyon
5.31%, due 02/22/2007	514	514
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	308	308
Citigroup
5.31%, due 03/16/2007	206	206
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	411	411
5.28%, due 02/16/2007	1,028	1,028
Fortis Bank
5.29%, due 03/26/2007	206	206
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	308	308
Marshall & Ilsley Bank
5.30%, due 03/19/2007	206	206
Rabobank Nederland
5.28%, due 02/26/2007	103	103
Royal Bank of Canada

7

5.31%, due 02/14/2007	308	308
5.31%, due 02/15/2007	206	206
Royal Bank of Scotland
5.29%, due 02/09/2007	206	206
Societe Generale
5.28%, due 02/27/2007	308	308
UBS AG
5.28%, due 03/23/2007	103	103
Repurchase Agreements (1.2%)††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $575 on 02/01/2007	575	575
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $2,125 on 02/01/2007	2,125	2,125
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $720 on 02/01/2007	720	720

	Shares	Value
Investment Companies (0.3%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11%@	776,835	777
Total Security Lending Collateral (cost: $15,364)		15,364
Total Investment Securities (cost: $294,699)#		$295,283

NOTES TO SCHEDULE OF INVESTMENTS:

†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $15,013.
(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of January 31, 2007.
*	Floating or variable rate note. Rate is listed as of January 31, 2007.
(c)	NTK Holdings, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.
‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $3,473, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
☐	Value is less than $1.
¡	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $294,699. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,791 and $3,207, respectively. Net unrealized appreciation for tax purposes is $584.

8

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated  $80,385 or 28.3% of the net assets of the Fund.

REIT	Real Estate Investment Trust

9

TA IDEX Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.0%)
Amusement & Recreation Services (1.6%)
Station Casinos, Inc.	66,090	$5,499
Apparel & Accessory Stores (3.5%)
Nordstrom, Inc.	113,920	6,346
Under Armour, Inc.-Class A‡†	114,755	5,830
Commercial Banks (2.5%)
Wintrust Financial Corp.	186,955	8,561
Communication (3.1%)
Global Payments, Inc.	287,790	10,867
Computer & Data Processing Services (9.8%)
Activision, Inc.‡†	90,800	1,546
Alliance Data Systems Corp.‡†	155,800	10,583
Cerner Corp.‡†	157,100	7,059
Checkfree Corp.‡†	267,060	11,064
CoStar Group, Inc.‡†	35,000	1,661
Intuit, Inc.‡	58,240	1,832
Computer & Office Equipment (1.0%)
Sandisk Corp.‡†	83,000	3,337
Educational Services (1.7%)
Strayer Education, Inc.†	51,835	5,897
Electronic Components & Accessories (1.7%)
Microchip Technology, Inc.	168,330	5,851
Engineering & Management Services (3.5%)
Jacobs Engineering Group, Inc.‡	132,946	12,038
Food Stores (2.2%)
Whole Foods Market, Inc.	179,075	7,734
Health Services (2.7%)
Covance, Inc.‡	153,750	9,479
Holding & Other Investment Offices (3.3%)
Host Hotels & Resorts, Inc. REIT	158,000	4,182
Plum Creek Timber Co., Inc. REIT	182,990	7,365
Hotels & Other Lodging Places (8.0%)
Hilton Hotels Corp.	437,440	15,481
Las Vegas Sands Corp.‡	115,920	12,064
Industrial Machinery & Equipment (8.1%)
Cameron International Corp.‡	236,170	12,399
Graco, Inc.	42,000	1,712
Kennametal, Inc.	223,085	13,787
Instruments & Related Products (2.2%)
Trimble Navigation, Ltd.‡	135,200	7,650
Medical Instruments & Supplies (5.3%)
Intuitive Surgical, Inc.‡†	56,465	5,557
Techne Corp.‡	186,220	10,808
Varian Medical Systems, Inc.‡	42,450	1,958
Motion Pictures (2.3%)
Macrovision Corp.‡†	315,420	7,800
Pharmaceuticals (0.9%)
Allergan, Inc.	27,100	3,163
Restaurants (1.9%)
PF Chang’s China Bistro, Inc.‡†	169,490	6,714
Security & Commodity Brokers (19.7%)
Ameriprise Financial, Inc.	170,900	10,076
BlackRock, Inc.†	117,575	19,724
Chicago Mercantile Exchange	25,950	14,618
Cohen & Steers, Inc.	198,615	9,682
Nymex Holdings, Inc.‡†	38,960	5,019
T. Rowe Price Group, Inc.	128,500	6,167
Western Union Co. (The)	117,835	2,632
Telecommunications (4.2%)
NeuStar, Inc.-Class A‡†	468,780	14,481
Transportation & Public Utilities (5.7%)
CH Robinson Worldwide, Inc.†	192,951	10,236
Expeditors International of Washington, Inc.	217,260	9,275

1

Wholesale Trade Durable Goods (1.1%)
Grainger (W.W.), Inc.	50,880	3,951
Total Common Stocks (cost: $269,876)		331,685

	Principal	Value
SECURITY LENDING COLLATERAL (21.3%)
Debt (20.2%)
Bank Notes (0.7%)
Bank of America
5.32%, due 02/16/2007	2,460	2,460
Commercial Paper (6.3%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	483	483
5.28%, due 02/13/2007	984	984
Bear Stearns & Co.
5.37%, due 07/10/2007	984	984
Charta LLC-144A
5.30%, due 02/26/2007	951	951
Clipper Receivables Corp.
5.28%, due 02/23/2007	472	472
Compass Securitization LLC-144A
5.28%, due 02/12/2007	984	984
CRC Funding LLC-144A
5.29%, due 03/07/2007	945	945
Den Danske Bank
5.29%, due 02/12/2007	1,922	1,922
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	984	984
5.29%, due 02/16/2007	984	984
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	984	984
General Electric Capital Corp.
5.29%, due 03/23/2007	492	492
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	962	962
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	1,476	1,476
Morgan Stanley
5.38%, due 08/01/2007	984	984
Old Line Funding LLC-144A
5.29%, due 02/12/2007	468	468
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	470	470
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	467	467
5.33%, due 02/08/2007	492	492
5.29%, due 02/20/2007	468	468
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	984	984
5.28%, due 02/06/2007	966	966
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	492	492
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	984	984
Yorktown Capital LLC
5.29%, due 02/06/2007	477	477
5.29%, due 02/15/2007	959	959
Euro Dollar Overnight (1.3%)
Bank of Nova Scotia
5.29%, due 02/06/2007	984	984
BNP Paribas
5.28%, due 02/01/2007	129	129

2

Societe Generale
5.28%, due 02/05/2007	3,444	3,444
Euro Dollar Terms (7.1%)
Bank of Nova Scotia
5.30%, due 02/27/2007	1,968	1,968
Barclays
5.31%, due 04/09/2007	1,476	1,476
Calyon
5.31%, due 02/22/2007	2,460	2,460
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	1,476	1,476
Citigroup
5.31%, due 03/16/2007	984	984
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	1,968	1,968
5.28%, due 02/16/2007	4,920	4,920
Fortis Bank
5.29%, due 03/26/2007	984	984
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	1,476	1,476
Marshall & Ilsley Bank
5.30%, due 03/19/2007	984	984
Rabobank Nederland
5.28%, due 02/26/2007	492	492
Royal Bank of Canada
5.31%, due 02/14/2007	1,476	1,476
5.31%, due 02/15/2007	984	984
Royal Bank of Scotland
5.29%, due 02/09/2007	984	984
Societe Generale
5.28%, due 02/27/2007	1,476	1,476
UBS AG
5.28%, due 03/23/2007	492	492
Repurchase Agreements (4.8%)††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $2,754 on 02/01/2007	2,754	2,754
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $10,171 on 02/01/2007	10,169	10,169
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $3,445 on 02/01/2007	3,444	3,444

	Shares	Value
Investment Companies (1.1%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11%@	3,718,326	3,718
Total Security Lending Collateral (cost: $73,520)		73,520
Total Investment Securities (cost: $343,396)#		$405,205

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $71,525.

3

††

Cash collateral for the Repurchase Agreements, valued at $16,619, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

	@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for federal income tax purposes is $343,396. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $68,685 and $6,876, respectively. Net unrealized appreciation for tax purposes is $61,809.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $15,528 or 4.5% of the net assets of the Fund.

REIT		Real Estate Investment Trust

4

TA IDEX Transamerica High-Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (92.9%)
Agriculture (0.9%)
Dole Food Co., Inc., Senior Note
7.25%, due 06/15/2010	$3,500	$3,382
Amusement & Recreation Services (1.4%)
Caesars Entertainment, Inc., Senior Subordinated Note
7.88%, due 03/15/2010	2,000	2,100
Mohegan Tribal Gaming Authority
6.13%, due 02/15/2013	2,000	1,977
Speedway Motorsports, Inc.
6.75%, due 06/01/2013	1,200	1,201
Apparel Products (1.0%)
Levi Strauss & Co.
9.75%, due 01/15/2015†	3,500	3,780
Automotive (2.6%)
General Motors Acceptance Corp.
6.75%, due 12/01/2014†	6,000	6,088
General Motors Corp.
7.20%, due 01/15/2011†	4,000	3,900
Business Services (2.6%)
Jacuzzi Brands, Inc.
9.63%, due 07/01/2010	3,250	3,453
R.H. Donnelley Finance Corp I-144A
10.88%, due 12/15/2012	2,000	2,175
Universal Compression, Inc.
7.25%, due 05/15/2010	2,000	2,010
Universal Hospital Services, Inc.
10.13%, due 11/01/2011	2,000	2,125
Chemicals & Allied Products (3.0%)
Equistar Chemicals, LP/Equistar Funding Corp.
10.13%, due 09/01/2008	1,000	1,060
10.63%, due 05/01/2011	2,000	2,120
Huntsman International LLC
9.88%, due 03/01/2009	615	630
11.63%, due 10/15/2010	965	1,052
Huntsman International LLC-144A
7.38%, due 01/01/2015†	2,000	2,040
Ineos Group Holdings PLC-144A
8.50%, due 02/15/2016†	1,750	1,676
Lyondell Chemical Co.
10.50%, due 06/01/2013	1,000	1,104
Nova Chemicals Corp., Senior Note
8.50%, due 11/15/2013*	1,500	1,492
Communication (6.3%)
Cablevision Systems Corp., Series B
8.00%, due 04/15/2012	4,000	4,035
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.-144A
8.38%, due 04/30/2014	8,500	8,840
Echostar DBS Corp.
6.38%, due 10/01/2011	4,190	4,153
Intelsat Subsidiary Holding Co., Ltd.
8.63%, due 01/15/2015	3,500	3,723
PanAmSat Corp.
9.00%, due 08/15/2014	1,300	1,401
PanAmSat Corp., Senior Note-144A
9.00%, due 06/15/2016	1,500	1,633
Communications Equipment (1.8%)
Intelsat Bermuda, Ltd., Senior Note-144A
9.25%, due 06/15/2016	2,500	2,744
L-3 Communications Corp.

1

7.63%, due 06/15/2012	1,000		1,031
6.13%, due 07/15/2013	2,000		1,930
6.13%, due 01/15/2014	1,000		962
Computer & Data Processing Services (1.1%)
Seagate Technology HDD Holdings
6.38%, due 10/01/2011	2,300		2,294
Unisys Corp.
8.00%, due 10/15/2012	2,000		2,005
Department Stores (0.0%)
Saks, Inc.
8.25%, due 11/15/2008	—	☐	—	☐
Drug Stores & Proprietary Stores (0.6%)
Medco Health Solutions, Inc.
7.25%, due 08/15/2013	1,000		1,062
Rite Aid Corp.
9.50%, due 02/15/2011	1,000		1,047
Electric Services (4.7%)
AES Corp. (The)-144A
8.75%, due 05/15/2013	5,000		5,331
Edison Mission Energy, Senior Note
7.50%, due 06/15/2013†	2,710		2,812
NRG Energy, Inc.
7.25%, due 02/01/2014	3,750		3,759
NRG Energy, Inc., Senior Note
7.38%, due 01/15/2017	2,000		2,000
TXU Corp., Series P
5.55%, due 11/15/2014	4,000		3,765
Electric, Gas & Sanitary Services (1.3%)
Allied Waste North America, Inc.
8.50%, due 12/01/2008	3,775		3,935
7.88%, due 04/15/2013	1,000		1,030
Electronic Components & Accessories (3.9%)
Celestica, Inc.
7.63%, due 07/01/2013†	3,225		3,068
Freescale Semiconductor, Inc.-144A
10.13%, due 12/15/2016†	4,850		4,826
NXP BV, Senior Note-144A
7.88%, due 10/15/2014	2,000		2,065
Spansion LLC-144A
11.25%, due 01/15/2016	2,000		2,105
STATS ChipPAC, Ltd.
6.75%, due 11/15/2011	2,750		2,722
Fabricated Metal Products (1.2%)
Alliant Techsystems, Inc.
6.75%, due 04/01/2016	4,590		4,579
Food & Kindred Products (0.8%)
Del Monte Corp.
8.63%, due 12/15/2012	3,000		3,165
Gas Production & Distribution (5.4%)
Colorado Interstate Gas Co.
5.95%, due 03/15/2015	3,125		3,071
Colorado Interstate Gas Co., Senior Note
6.80%, due 11/15/2015	1,400		1,452
Dynegy Holdings, Inc., Senior Note
8.75%, due 02/15/2012	3,000		3,180
Dynegy-Roseton/Danskammer, Series 2001, Class B
7.67%, due 11/08/2016	2,000		2,112
Kinder Morgan Finance Co.
5.70%, due 01/05/2016	4,250		3,961
Northwest Pipeline Corp.
8.13%, due 03/01/2010	2,000		2,075
Transcontinental Gas Pipe Line Corp.

2

8.88%, due 07/15/2012	4,000	4,510
Health Services (4.2%)
Ameripath, Inc.
10.50%, due 04/01/2013	2,000	2,170
Davita, Inc.
6.63%, due 03/15/2013	3,300	3,283
HCA, Inc., Senior Note-144A
9.25%, due 11/15/2016	9,000	9,563
Manor Care, Inc.
6.25%, due 05/01/2013	1,000	1,002
Holding & Other Investment Offices (2.7%)
Host Hotels & Resorts, LP REIT, Senior Note-144A
6.88%, due 11/01/2014	2,000	2,008
Nell AF Sarl-144A
8.38%, due 08/15/2015	3,975	4,104
Sungard Data Systems, Inc.
9.13%, due 08/15/2013	4,000	4,210
Hotels & Other Lodging Places (5.8%)
Host Marriott, LP REIT
7.13%, due 11/01/2013	2,000	2,030
Las Vegas Sands Corp.
6.38%, due 02/15/2015	4,750	4,619
Mandalay Resort Group
6.38%, due 12/15/2011	1,000	1,001
MGM Mirage
6.00%, due 10/01/2009	2,500	2,491
5.88%, due 02/27/2014	2,500	2,319
MGM Mirage, Senior Note
6.75%, due 04/01/2013	1,000	981
Station Casinos, Inc.
6.00%, due 04/01/2012	1,000	946
6.50%, due 02/01/2014	2,000	1,820
Turning Stone Resort Casino Enterprise, Senior Note-144A
9.13%, due 09/15/2014	2,400	2,469
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	3,450	3,416
Industrial Machinery & Equipment (1.7%)
Case New Holland, Inc.
9.25%, due 08/01/2011	6,000	6,360
Instruments & Related Products (2.4%)
DirecTV Holdings LLC/DirecTV Financing Co.
8.38%, due 03/15/2013	5,750	6,016
DRS Technologies, Inc.
6.88%, due 11/01/2013	3,000	2,970
Medical Instruments & Supplies (0.4%)
Bard (C.R.), Inc.
6.70%, due 12/01/2026	1,500	1,580
Metal Cans & Shipping Containers (1.0%)
Ball Corp.
6.88%, due 12/15/2012	3,775	3,841
Mining (1.1%)
Peabody Energy Corp., Senior Note
7.38%, due 11/01/2016	4,000	4,170
Mortgage Bankers & Brokers (2.2%)
Idearc, Inc., Senior Note-144A
8.00%, due 11/15/2016	8,000	8,130
Oil & Gas Extraction (2.8%)
Chesapeake Energy Corp.
7.50%, due 09/15/2013	1,000	1,025
7.00%, due 08/15/2014†	3,000	3,015
6.88%, due 01/15/2016	1,000	990
Newfield Exploration Co.

3

6.63%, due 09/01/2014	2,500	2,456
Whiting Petroleum Corp.
7.00%, due 02/01/2014	3,000	2,955
Paper & Allied Products (5.7%)
Abitibi-Consolidated, Inc.
6.00%, due 06/20/2013	1,500	1,309
Boise Cascade LLC
7.13%, due 10/15/2014	1,500	1,463
Domtar, Inc.
7.88%, due 10/15/2011	4,900	5,108
Georgia-Pacific Corp.-144A
7.00%, due 01/15/2015	7,500	7,463
Graphic Packaging International Corp.
8.50%, due 08/15/2011	3,500	3,631
MDP Acquisitions PLC
9.63%, due 10/01/2012	2,500	2,656
Paperboard Containers & Boxes (1.3%)
Jefferson Smurfit-Stone Container Corp.
8.25%, due 10/01/2012	4,900	4,912
Personal Credit Institutions (1.7%)
Ford Motor Credit Co.
9.88%, due 08/10/2011	6,000	6,424
Personal Services (1.1%)
Service Corp. International, Senior Note
7.00%, due 06/15/2017	2,500	2,475
Service Corp. International/US, Senior Note
7.38%, due 10/01/2014	1,550	1,597
Printing & Publishing (3.5%)
Dex Media East LLC/Dex Media East Finance Co.
9.88%, due 11/15/2009	1,000	1,050
Dex Media West LLC/Dex Media Finance Co., Series B
8.50%, due 08/15/2010	2,000	2,088
Dex Media, Inc.
8.00%, due 11/15/2013	2,500	2,606
Quebecor World, Inc.-144A
9.75%, due 01/15/2015	3,300	3,444
RH Donnelley Corp., Senior Note
8.88%, due 01/15/2016	3,750	3,928
Radio & Television Broadcasting (2.4%)
Quebecor Media, Inc., Senior Note
7.75%, due 03/15/2016	4,750	4,821
Univision Communications, Inc.
7.85%, due 07/15/2011	2,750	2,802
Videotron Ltee
6.88%, due 01/15/2014	1,500	1,496
Restaurants (1.3%)
Aramark Corp., Senior Note-144A
8.50%, due 02/01/2015	4,850	4,965
Stone, Clay & Glass Products (1.3%)
Owens Brockway Glass Container, Inc.
6.75%, due 12/01/2014†	4,000	3,940
Owens-Brockway
8.88%, due 02/15/2009	1,000	1,023
Telecommunications (8.8%)
Alamosa Delaware, Inc., Senior Note
8.50%, due 01/31/2012	3,000	3,181
Cincinnati Bell, Inc., Senior Note
7.00%, due 02/15/2015	3,800	3,800
Dobson Cellular Systems, Inc., Series B, Secured Note
8.38%, due 11/01/2011	2,000	2,113
Embarq Corp.
7.08%, due 06/01/2016	2,600	2,642

4

Hawaiian Telcom Communications, Inc., Senior Note
9.75%, due 05/01/2013	2,500	2,575
Qwest Capital Funding, Inc.
7.90%, due 08/15/2010†	5,000	5,213
Qwest Corp.
7.50%, due 10/01/2014	2,000	2,123
7.50%, due 06/15/2023	2,000	2,030
Rogers Wireless Communications, Inc.
6.38%, due 03/01/2014†	5,750	5,757
Rogers Wireless, Inc., Senior Secured Note
9.63%, due 05/01/2011†	1,500	1,695
Windstream Corp., Senior Note
8.63%, due 08/01/2016	2,000	2,183
Transportation & Public Utilities (0.8%)
Hertz, Corp., Senior Note
8.88%, due 01/01/2014	3,000	3,188
Transportation Equipment (0.7%)
Trinity Industries, Inc.
6.50%, due 03/15/2014	2,500	2,456
Wholesale Trade Nondurable Goods (1.4%)
Supervalu, Inc., Senior Note
7.50%, due 11/15/2014†	5,000	5,210
Total Corporate Debt Securities (cost: $343,734)		351,055

	Shares	Value
PREFERRED STOCKS (0.5%)
Holding & Other Investment Offices (0.5%)
Duke Realty Corp. REIT(a)	40,000	1,969
Total Preferred Stocks (cost: $2,008)		1,969

COMMON STOCKS (0.0%)
Printing & Publishing (0.0%)
Golden Books Family Entertainment, Inc.‡	63,750	—	☐
Total Common Stocks (cost: $168)		—	☐

	Principal	Value
SECURITY LENDING COLLATERAL (8.5%)
Debt (8.0%)
Bank Notes (0.3%)
Bank of America
5.32%, due 02/16/2007	1,068	1,068
Commercial Paper (2.5%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	210	210
5.28%, due 02/13/2007	427	427
Bear Stearns & Co.
5.37%, due 07/10/2007	427	427
Charta LLC-144A
5.30%, due 02/26/2007	413	413
Clipper Receivables Corp.
5.28%, due 02/23/2007	205	205
Compass Securitization LLC-144A
5.28%, due 02/12/2007	427	427
CRC Funding LLC-144A
5.29%, due 03/07/2007	410	410
Den Danske Bank
5.29%, due 02/12/2007	835	835
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	427	427
5.29%, due 02/16/2007	427	427
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	427	427

5

General Electric Capital Corp.
5.29%, due 03/23/2007	214	214
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	418	418
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	641	641
Morgan Stanley
5.38%, due 08/01/2007	427	427
Old Line Funding LLC-144A
5.29%, due 02/12/2007	203	203
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	204	204
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	203	203
5.33%, due 02/08/2007	214	214
5.29%, due 02/20/2007	203	203
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	427	427
5.28%, due 02/06/2007	419	419
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	214	214
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	427	427
Yorktown Capital LLC
5.29%, due 02/06/2007	207	207
5.29%, due 02/15/2007	416	416
Euro Dollar Overnight (0.5%)
Bank of Nova Scotia
5.29%, due 02/06/2007	427	427
BNP Paribas
5.28%, due 02/01/2007	56	56
Societe Generale
5.28%, due 02/05/2007	1,496	1,496
Euro Dollar Terms (2.8%)
Bank of Nova Scotia
5.30%, due 02/27/2007	855	855
Barclays
5.31%, due 04/09/2007	641	641
Calyon
5.31%, due 02/22/2007	1,068	1,068
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	641	641
Citigroup
5.31%, due 03/16/2007	427	427
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	855	855
5.28%, due 02/16/2007	2,136	2,136
Fortis Bank
5.29%, due 03/26/2007	427	427
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	641	641
Marshall & Ilsley Bank
5.30%, due 03/19/2007	427	427
Rabobank Nederland
5.28%, due 02/26/2007	214	214
Royal Bank of Canada
5.31%, due 02/14/2007	641	641
5.31%, due 02/15/2007	427	427
Royal Bank of Scotland
5.29%, due 02/09/2007	427	427
Societe Generale
5.28%, due 02/27/2007	641	641

6

UBS AG
5.28%, due 03/23/2007	214	214
Repurchase Agreements (1.9%)††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $1,196 on 02/01/2007	1,196	1,196
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $4,416 on 02/01/2007	4,415	4,415
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $1,496 on 02/01/2007	1,496	1,496

	Shares	Value
Investment Companies (0.5%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11%@	1,614,022	1,614
Total Security Lending Collateral (cost: $31,922)		31,922
Total Investment Securities (cost: $377,832)#		$384,946

NOTES TO SCHEDULE OF INVESTMENTS:

	†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $31,146.
	*	Floating or variable rate note. Rate is listed as of January 31, 2007.
	(a)	Duke Realty Corp. REIT has a coupon rate of 7.99% until 10/01/2012, thereafter the coupon rate will be 9.99%.
	‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $7,216, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

	@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
	☐	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $377,832. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $8,744 and $1,630, respectively. Net unrealized appreciation for tax purposes is $7,114.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $82,322 or 21.8% of the net assets of the Fund.

REIT		Real Estate Investment Trust

7

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (73.2%)
Automotive (7.9%)
American Honda Finance Corp.
5.23%, due 02/05/2007	$3,000	$2,998
5.24%, due 02/08/2007	1,150	1,149
5.24%, due 02/09/2007	3,350	3,346
5.25%, due 02/09/2007	1,000	999
5.24%, due 02/12/2007	2,250	2,246
5.25%, due 02/12/2007	1,400	1,398
Harley-Davidson, Inc.-144A
5.24%, due 02/01/2007	1,500	1,500
5.24%, due 02/02/2007	2,450	2,450
5.24%, due 02/07/2007	2,000	1,998
5.24%, due 02/08/2007	1,000	999
5.25%, due 02/14/2007	1,600	1,597
Business Credit Institutions (0.3%)
Paccar Financial Corp.
5.24%, due 02/27/2007	900	897
Chemicals & Allied Products (2.7%)
Procter & Gamble Co.-144A
5.24%, due 02/13/2007	6,000	5,990
5.25%, due 02/14/2007	1,000	998
Commercial Banks (22.4%)
Canadian Imperial Holdings
5.25%, due 02/20/2007	2,800	2,792
General Electric Capital Corp.
5.25%, due 02/02/2007	1,025	1,025
5.25%, due 03/07/2007	1,525	1,517
5.24%, due 03/12/2007	3,150	3,132
5.24%, due 03/15/2007	4,100	4,100
HBOS Treasury Services
5.25%, due 02/09/2007	2,000	1,998
5.25%, due 02/16/2007	1,200	1,197
5.28%, due 02/16/2007	1,500	1,497
5.25%, due 03/06/2007	1,700	1,692
5.25%, due 03/14/2007	2,100	2,087
5.25%, due 03/15/2007	1,075	1,068
5.25%, due 03/19/2007	2,000	1,987
Nestle Capital Corp.-144A
5.24%, due 02/01/2007	7,700	7,700
5.25%, due 02/08/2007	3,000	2,997
State Street Boston Corp.
5.25%, due 02/05/2007	3,400	3,398
5.25%, due 02/06/2007	5,000	4,996
5.25%, due 02/14/2007	1,000	998
5.24%, due 03/12/2007	2,200	2,188
UBS Finance Delaware LLC
5.25%, due 02/16/2007	1,750	1,746
5.25%, due 03/02/2007	1,200	1,195
5.25%, due 03/07/2007	1,400	1,393
5.25%, due 03/07/2007	1,175	1,169
5.25%, due 03/08/2007	2,000	1,990
5.25%, due 03/13/2007	1,750	1,740
5.25%, due 03/20/2007	1,950	1,937
5.25%, due 03/30/2007	1,000	992
Holding & Other Investment Offices (5.4%)
Prudential Funding LLC
5.25%, due 02/14/2007	1,950	1,946
5.25%, due 02/16/2007	1,450	1,447
5.23%, due 02/22/2007	3,200	3,190
5.24%, due 02/22/2007	750	748
5.24%, due 02/26/2007	3,375	3,363
5.24%, due 02/28/2007	1,450	1,444

1

5.24%, due 03/02/2007	1,950	1,942
Insurance (2.4%)
Metlife Funding, Inc.
5.24%, due 02/05/2007	1,200	1,199
5.24%, due 03/19/2007	5,000	4,967
Metal Mining (2.4%)
BHP Billiton Finance USA, Ltd.-144A
5.25%, due 02/21/2007	2,000	1,994
5.26%, due 02/26/2007	2,000	1,993
5.25%, due 03/01/2007	2,250	2,241
Mortgage Bankers & Brokers (15.5%)
Barclays U.S. Funding Corp.
5.25%, due 03/20/2007	1,200	1,192
5.23%, due 04/30/2007	2,400	2,369
CAFCO LLC-144A
5.25%, due 02/02/2007	1,150	1,150
5.27%, due 02/23/2007	3,000	2,990
5.25%, due 02/27/2007	1,000	996
5.25%, due 03/09/2007	1,200	1,194
Old Line Funding Corp.-144A
5.26%, due 02/15/2007	2,300	2,295
5.26%, due 02/20/2007	2,000	1,994
5.25%, due 02/21/2007	3,150	3,141
5.26%, due 02/21/2007	1,470	1,466
5.25%, due 03/01/2007	1,000	996
5.25%, due 03/12/2007	1,200	1,193
Ranger Funding Co. LLC-144A
5.25%, due 02/26/2007	1,000	996
5.25%, due 03/01/2007	4,300	4,282
5.25%, due 03/07/2007	3,350	3,333
5.25%, due 03/09/2007	1,300	1,293
5.25%, due 03/14/2007	1,700	1,690
Sheffield Receivables Corp.-144A
5.26%, due 02/15/2007	1,175	1,173
5.26%, due 02/20/2007	1,500	1,496
5.26%, due 02/22/2007	2,650	2,642
5.25%, due 03/23/2007	2,700	2,680
Oil & Gas Extraction (2.8%)
BP Capital Markets PLC
2.63%, due 03/15/2007	1,289	1,285
Total Capital SA-144A
5.27%, due 02/01/2007	6,000	6,000
Personal Credit Institutions (7.4%)
International Lease Finance Corp.
5.24%, due 02/07/2007	2,950	2,947
5.25%, due 02/09/2007	1,250	1,249
5.25%, due 03/01/2007	1,500	1,494
Toyota Motor Credit Corp.
5.25%, due 02/06/2007	1,000	999
5.24%, due 02/12/2007	1,200	1,198
5.24%, due 02/23/2007	1,000	997
5.25%, due 02/23/2007	3,800	3,788
5.25%, due 03/05/2007	2,300	2,289
5.24%, due 03/08/2007	4,400	4,378
Savings Institutions (1.3%)
Ciesco LLC-144A
5.28%, due 02/15/2007	1,550	1,547
5.26%, due 02/21/2007	1,800	1,795
Security & Commodity Brokers (2.7%)
Goldman Sachs Group, Inc.
5.47%, due 03/30/2007	1,900	1,900
5.48%, due 05/11/2007	5,000	5,002
Total Commercial Paper (cost: $190,999)		190,999

2

SHORT-TERM OBLIGATIONS (12.9%)
Business Credit Institutions (3.4%)
Caterpillar Financial Services Corp.
5.39%, due 02/12/2007*	2,850	2,850
Caterpillar Financial Services Corp., Series F
5.44%, due 02/26/2007*	2,000	2,000
General Electric Capital Corp., Series A, MTN
3.45%, due 07/16/2007	4,000	3,967
Business Services (1.0%)
International Lease Finance Corp., Series P, MTN
3.13%, due 05/03/2007	2,600	2,586
Commercial Banks (4.3%)
Wells Fargo & Co.
5.13%, due 02/15/2007	4,435	4,434
Wells Fargo & Co., Senior Note
5.43%, due 03/23/2007*	6,725	6,726
Computer & Office Equipment (1.2%)
International Business Machines Corp., MTN
5.36%, due 06/28/2007*	3,300	3,301
Department Stores (3.0%)
Wal-Mart Stores, Inc.
5.26%, due 03/28/2007*	2,850	2,850
5.26%, due 03/28/2007*	2,000	2,000
4.38%, due 07/12/2007	3,000	2,988
Total Short-Term Obligations (cost: $33,702)		33,702

CERTIFICATES OF DEPOSIT (12.4%)
Canadian Imperial Bank of Commerce
5.29%, due 02/27/2007	1,500	1,500
5.28%, due 03/02/2007	1,600	1,600
5.35%, due 03/30/2007	4,000	4,000
5.30%, due 04/16/2007	1,750	1,750
Royal Bank of Scotland NY
5.26%, due 02/13/2007	3,000	3,000
5.26%, due 02/14/2007	3,000	3,000
5.26%, due 02/20/2007	2,000	2,000
5.26%, due 02/22/2007	1,900	1,900
5.26%, due 02/28/2007	3,000	3,000
Toronto Dominion Bank, Ltd.
5.25%, due 02/01/2007	2,950	2,950
5.25%, due 03/06/2007	7,700	7,700
Total Certificates Of Deposit (cost: $32,400)		32,400

Total Investment Securities (cost: $257,101)#		$257,101

NOTES TO SCHEDULE OF INVESTMENTS:

*      Floating or variable rate note. Rate is listed as of January 31, 2007.

#      Aggregate cost for federal income tax purposes is $257,101.

DEFINITIONS:

144A               144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2007, these securities aggregated $78,799 or 30.2% of the net assets of the Fund.

MTN              Medium-Term Note

3

TA IDEX Transamerica Science & Technology

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.0%)
Business Services (6.6%)
Akamai Technologies, Inc.‡	59,000	$3,315
Valueclick, Inc.‡	54,500	1,391
Communication (2.8%)
American Tower Corp.-Class A‡	50,000	1,992
Communications Equipment (12.9%)
Corning, Inc.‡	73,000	1,521
Network Appliance, Inc.‡	45,000	1,692
QUALCOMM, Inc.	62,250	2,344
Research In Motion, Ltd.‡	28,000	3,578
Computer & Data Processing Services (26.1%)
Adobe Systems, Inc.‡	40,000	1,555
Cerner Corp.‡†	25,000	1,123
Electronic Arts, Inc.‡	28,000	1,400
F5 Networks, Inc.‡	38,500	2,751
Google, Inc.-Class A‡	7,200	3,609
Informatica Corp.‡	116,000	1,457
Juniper Networks, Inc.‡	86,000	1,558
Microsoft Corp.	107,000	3,302
NetFlix, Inc.‡†	78,500	1,790
Computer & Office Equipment (15.6%)
Apple Computer, Inc.‡	41,200	3,532
EMC Corp.‡†	113,100	1,582
Logitech International SA‡†	79,000	2,305
Nuance Communications, Inc.‡†	171,000	1,970
Sandisk Corp.‡	41,500	1,668
Electronic Components & Accessories (4.4%)
Cypress Semiconductor Corp.‡†	85,000	1,568
Intel Corp.	73,524	1,541
Entertainment (2.1%)
International Game Technology	34,500	1,499
Industrial Machinery & Equipment (2.0%)
Applied Materials, Inc.†	82,300	1,459
Instruments & Related Products (3.4%)
Sirf Technology Holdings, Inc.‡†	55,000	1,615
Trimble Navigation, Ltd.‡	13,780	780
Manufacturing Industries (2.6%)
Shuffle Master, Inc.‡†	68,300	1,818
Medical Instruments & Supplies (5.2%)
Intuitive Surgical, Inc.‡†	19,000	1,870
NuVasive, Inc.‡†	74,000	1,792
Motion Pictures (2.1%)
Macrovision Corp.‡	61,500	1,521
Pharmaceuticals (3.4%)
Allergan, Inc.	21,000	2,451
Security & Commodity Brokers (3.4%)
Chicago Mercantile Exchange	4,300	2,422
Telecommunications (6.4%)
Equinix, Inc.‡†	10,100	849
NeuStar, Inc.-Class A‡†	53,320	1,647
NII Holdings, Inc.‡†	28,000	2,066
Total Common Stocks (cost: $62,479)		70,333

	Principal	Value
SECURITY LENDING COLLATERAL (29.2%)
Debt (27.7%)
Bank Notes (0.9%)
Bank of America
5.32%, due 02/16/2007	696	696
Commercial Paper (8.7%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	137	137

1

5.28%, due 02/13/2007	278	278
Bear Stearns & Co.
5.37%, due 07/10/2007	278	278
Charta LLC-144A
5.30%, due 02/26/2007	269	269
Clipper Receivables Corp.
5.28%, due 02/23/2007	134	134
Compass Securitization LLC-144A
5.28%, due 02/12/2007	278	278
CRC Funding LLC-144A
5.29%, due 03/07/2007	267	267
Den Danske Bank
5.29%, due 02/12/2007	543	543
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	278	278
5.29%, due 02/16/2007	278	278
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	278	278
General Electric Capital Corp.
5.29%, due 03/23/2007	139	139
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	272	272
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	417	417
Morgan Stanley
5.38%, due 08/01/2007	278	278
Old Line Funding LLC-144A
5.29%, due 02/12/2007	133	133
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	133	133
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	132	132
5.33%, due 02/08/2007	139	139
5.29%, due 02/20/2007	133	133
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	278	278
5.28%, due 02/06/2007	273	273
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	139	139
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	278	278
Yorktown Capital LLC
5.29%, due 02/06/2007	135	135
5.29%, due 02/15/2007	271	271
Euro Dollar Overnight (1.8%)
Bank of Nova Scotia
5.29%, due 02/06/2007	278	278
BNP Paribas
5.28%, due 02/01/2007	36	36
Societe Generale
5.28%, due 02/05/2007	974	974
Euro Dollar Terms (9.8%)
Bank of Nova Scotia
5.30%, due 02/27/2007	556	556
Barclays
5.31%, due 04/09/2007	417	417
Calyon
5.31%, due 02/22/2007	696	696
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	417	417
Citigroup
5.31%, due 03/16/2007	278	278

2

Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	556	556
5.28%, due 02/16/2007	1,391	1,391
Fortis Bank
5.29%, due 03/26/2007	278	278
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	417	417
Marshall & Ilsley Bank
5.30%, due 03/19/2007	278	278
Rabobank Nederland
5.28%, due 02/26/2007	139	139
Royal Bank of Canada
5.31%, due 02/14/2007	417	417
5.31%, due 02/15/2007	278	278
Royal Bank of Scotland
5.29%, due 02/09/2007	278	278
Societe Generale
5.28%, due 02/27/2007	417	417
UBS AG
5.28%, due 03/23/2007	139	139
Repurchase Agreements (6.5%)††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $778 on 02/01/2007	778	778
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $2,875 on 02/01/2007	2,875	2,875
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $974 on 02/01/2007	974	974

	Shares	Value
Investment Companies (1.5%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11%@	1,050,780	1,051
Total Security Lending Collateral (cost: $20,782)		20,782

Total Investment Securities (cost: $83,261)#		$91,115

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $19,865.

††

Cash collateral for the Repurchase Agreements, valued at $4,698, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#

Aggregate cost for federal income tax purposes is $83,259.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $9,216 and $1,360, respectively.  Net unrealized appreciation for tax purposes is $7,856.

3

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2007, these securities aggregated $4,390 or 6.2% of the net assets of the Fund.

4

TA IDEX Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.9%)
U.S. Treasury Note
4.75%, due 12/31/2008†	$2,450	$2,442
4.88%, due 01/31/2009	6,000	5,994
Total U.S. Government Obligations (cost: $8,434)		8,436

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.3%)
Freddie Mac
5.40%, due 02/28/2011	14,000	14,000
Total U.S. Government Agency Obligations (cost: $14,000)		14,000

MORTGAGE-BACKED SECURITIES (3.5%)
SBA CMBS Trust, Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	3,620	3,599
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2
5.50%, due 10/15/2048	6,330	6,340
Crown Castle Towers LLC, Series 2006-1A, Class C -144A
5.47%, due 11/15/2036	5,000	4,961
Total Mortgage-Backed Securities (cost: $14,977)		14,900

ASSET-BACKED SECURITIES (0.1%)
USAA Auto Owner Trust, Series 2005-3, Class A2
4.52%, due 06/16/2008	620	619
Total Asset-Backed Securities (cost: $620)		619

CORPORATE DEBT SECURITIES (89.5%)
Aerospace (1.2%)
Textron Financial Corp.
5.88%, due 06/01/2007	5,200	5,208
Agriculture (0.4%)
Michael Foods, Inc.
8.00%, due 11/15/2013	1,815	1,851
Air Transportation (1.4%)
FedEx Corp.
3.50%, due 04/01/2009	6,000	5,763
Amusement & Recreation Services (0.7%)
Caesars Entertainment, Inc.
8.88%, due 09/15/2008	1,400	1,465
Mirage Resorts, Inc.
6.75%, due 02/01/2008	1,500	1,509
Automotive (1.4%)
DaimlerChrysler North America Holding Corp.
4.75%, due 01/15/2008	5,950	5,899
Automotive Service Stations (0.5%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	2,000	2,080
Business Credit Institutions (1.1%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	4,590	4,888
Business Services (2.8%)
International Lease Finance Corp., Series O, MTN
4.55%, due 10/15/2009	5,500	5,366
Western Union Co. (The)-144A
5.52%, due 11/17/2008*	6,500	6,502
Chemicals & Allied Products (5.0%)
Cytec Industries, Inc.
5.50%, due 10/01/2010	1,440	1,426
Dow Chemical Co. (The)
5.00%, due 11/15/2007	4,870	4,849
ICI Wilmington, Inc.
4.38%, due 12/01/2008	3,002	2,942

1

Nalco Co.
7.75%, due 11/15/2011	2,000	2,040
Potash Corp. of Saskatchewan
7.13%, due 06/15/2007	5,000	5,027
Praxair, Inc.
4.75%, due 07/15/2007	5,000	4,990
Commercial Banks (12.3%)
HSBC Capital Funding, LP/Jersey Channel Islands-144A
9.55%, due 06/30/2010(a)(b)	3,000	3,360
ICICI Bank, Ltd., Series B-144A
5.90%, due 01/12/2010*	7,500	7,523
JPMorgan Chase & Co., Subordinated Note
7.00%, due 11/15/2009	6,000	6,254
Key Bank National Association
6.50%, due 04/15/2008	3,105	3,151
Popular North America, Inc.
5.20%, due 12/12/2007	5,000	4,983
Suntrust Preferred Capital I
5.85%, due 12/15/2011(a)(b)	4,254	4,292
USB Capital IX
6.19%, due 04/15/2011(a)(b)	4,500	4,593
VTB Capital SA for Vneshtorgbank-144A
5.97%, due 08/01/2008*	6,600	6,607
Wachovia Capital Trust III
5.80%, due 03/15/2011(a)(b)	4,522	4,553
ZFS Finance USA Trust I-144A
6.15%, due 12/15/2065(b)	4,000	4,057
Barclays Bank PLC-144A
8.55%, due 06/15/2011(a)(b)	3,000	3,343
Communication (2.8%)
British Sky Broadcasting PLC
8.20%, due 07/15/2009	6,000	6,357
Comcast Cable Communications
6.88%, due 06/15/2009	5,500	5,679
Computer & Data Processing Services (1.9%)
Oracle Corp.
5.59%, due 01/13/2009*	8,000	8,013
Construction (3.9%)
Centex Corp., Senior Note
4.75%, due 01/15/2008	4,960	4,928
DR Horton, Inc., Senior Note
5.00%, due 01/15/2009	6,000	5,930
Pulte Homes, Inc., Senior Note
4.88%, due 07/15/2009	6,060	5,972
Department Stores (1.2%)
Meyer (Fred) Stores, Inc.
7.45%, due 03/01/2008†	5,100	5,194
Electric Services (7.2%)
Dominion Resources, Inc.
5.69%, due 05/15/2008	6,150	6,160
FPL Group Capital, Inc., Series B
5.55%, due 02/16/2008	6,000	6,004
Midamerican Energy Holdings Co., Senior Note
7.52%, due 09/15/2008	5,500	5,666
PSEG Funding Trust
5.38%, due 11/16/2007	6,820	6,801
TXU Electric Delivery Co.
5.00%, due 09/01/2007	6,000	5,975
Food Stores (0.7%)
Albertson’s, Inc.
7.50%, due 02/15/2011	1,600	1,672

2

Stater Brothers Holdings, Senior Note
8.86%, due 06/15/2010*	1,500	1,519
Gas Production & Distribution (6.6%)
El Paso Corp.
7.63%, due 08/16/2007	1,700	1,713
Kinder Morgan Energy Partners, LP
5.35%, due 08/15/2007	5,000	4,994
Oneok, Inc.
5.51%, due 02/16/2008	6,300	6,292
Ras Laffan Liquefied Natural Gas Co., Ltd.-144A
3.44%, due 09/15/2009	2,864	2,796
Sempra Energy, Senior Note
4.62%, due 05/17/2007	5,970	5,954
Southern Union Co., Senior Note
6.15%, due 08/16/2008	6,000	6,032
TE Products Pipeline, Senior Note
6.45%, due 01/15/2008	530	533
Holding & Other Investment Offices (5.3%)
BRE Properties, Inc. REIT
5.75%, due 09/01/2009	6,000	6,013
Healthcare Realty Trust, Inc. REIT, Senior Note
8.13%, due 05/01/2011	3,000	3,231
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	6,500	6,416
Rouse Co. (The) REIT
3.63%, due 03/15/2009	2,000	1,903
Simon Property Group, LP REIT
3.75%, due 01/30/2009	5,335	5,176
Hotels & Other Lodging Places (0.3%)
Hilton Hotels Corp.
7.63%, due 05/15/2008	1,350	1,374
Instruments & Related Products (0.5%)
Xerox Corp., Senior Note
9.75%, due 01/15/2009	2,000	2,140
Insurance (0.6%)
Oil Insurance, Ltd.-144A
7.56%, due 06/30/2011(a)(b)	2,500	2,580
Insurance Agents, Brokers & Service (0.7%)
Hartford Financial Services Group, Inc., Senior Note
5.55%, due 08/16/2008	3,000	3,007
Metal Mining (1.4%)
Barrick Gold Finance, Inc.
7.50%, due 05/01/2007	6,000	6,029
Motion Pictures (1.2%)
Time Warner, Inc.
5.61%, due 11/13/2009*	5,000	5,005
Office Property (1.4%)
Mizuho JGB Investment LLC-144A
9.87%, due 06/30/2008(a)(b)	5,500	5,802
Oil & Gas Extraction (0.2%)
Husky Oil, Ltd.
8.90%, due 08/15/2028(b)	1,000	1,042
Personal Credit Institutions (3.2%)
Aiful Corp.-144A
6.00%, due 12/12/2011	4,090	4,028
Erac USA Finance Co.-144A
7.95%, due 12/15/2009	5,500	5,837
General Motors Acceptance Corp.
5.13%, due 05/09/2008	1,500	1,480
GMAC LLC, Senior Note
6.00%, due 12/15/2011	2,500	2,463

3

Petroleum Refining (3.1%)
Enterprise Products Operating, LP, Series B
4.00%, due 10/15/2007	8,500	8,404
Premcor Refining Group (The), Inc.
6.75%, due 02/01/2011	4,500	4,650
Printing & Publishing (2.1%)
CBS Corp., Senior Note
5.63%, due 08/15/2012	4,000	3,933
Viacom, Inc.
5.63%, due 05/01/2007	5,000	5,002
Radio & Television Broadcasting (0.5%)
Chancellor Media Corp.
8.00%, due 11/01/2008	2,000	2,072
Real Estate (4.2%)
Colonial Realty, LP
7.00%, due 07/14/2007	5,670	5,707
Post Apartment Homes, LP
7.70%, due 12/20/2010	5,000	5,338
Tanger Properties, LP REIT
9.13%, due 02/15/2008	6,753	6,964
Security & Commodity Brokers (3.1%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	2,000	2,087
Goldman Sachs Group, Inc.
5.66%, due 06/28/2010*	6,000	6,038
Xstrata Finance Dubai, Ltd., Guaranteed Note,-144A
5.72%, due 11/13/2009*	5,000	5,002
Telecommunications (6.5%)
BellSouth Corp.
4.20%, due 09/15/2009	5,500	5,344
Nextel Partners, Inc.
8.13%, due 07/01/2011	6,290	6,550
Telecom Italia Capital SA, Series A
4.00%, due 11/15/2008	6,010	5,856
Verizon Global Funding Corp.
6.13%, due 06/15/2007	4,000	4,010
Vodafone Group PLC
3.95%, due 01/30/2008	6,000	5,913
Water Transportation (2.3%)
Carnival PLC
7.30%, due 06/01/2007	7,057	7,094
Royal Caribbean Cruises, Ltd.
7.00%, due 10/15/2007	2,891	2,919
Wholesale Trade Nondurable Goods (1.8%)
Dean Foods Co.
6.63%, due 05/15/2009	1,500	1,511
Safeway, Inc.
4.13%, due 11/01/2008	2,610	2,550
Safeway, Inc., Senior Note
7.00%, due 09/15/2007	3,634	3,668
Total Corporate Debt Securities (cost: $383,404)		382,843

SECURITY LENDING COLLATERAL (0.6%)
Debt (0.6%)
Bank Notes (0.0%)
Bank of America
5.32%, due 02/16/2007	84	84
Commercial Paper (0.2%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	16	16
5.28%, due 02/13/2007	33	33
Bear Stearns & Co.
5.37%, due 07/10/2007	33	33

4

Charta LLC-144A
5.30%, due 02/26/2007	32	32
Clipper Receivables Corp.
5.28%, due 02/23/2007	16	16
Compass Securitization LLC-144A
5.28%, due 02/12/2007	33	33
CRC Funding LLC-144A
5.29%, due 03/07/2007	32	32
Den Danske Bank
5.29%, due 02/12/2007	65	65
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	33	33
5.29%, due 02/16/2007	33	33
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	33	33
General Electric Capital Corp.
5.29%, due 03/23/2007	17	17
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	33	33
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	50	50
Morgan Stanley
5.38%, due 08/01/2007	34	34
Old Line Funding LLC-144A
5.29%, due 02/12/2007	16	16
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	16	16
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	16	16
5.33%, due 02/08/2007	17	17
5.29%, due 02/20/2007	16	16
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	34	34
5.28%, due 02/06/2007	33	33
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	17	17
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	34	34
Yorktown Capital LLC
5.29%, due 02/06/2007	16	16
5.29%, due 02/15/2007	33	33
Euro Dollar Overnight (0.1%)
Bank of Nova Scotia
5.29%, due 02/06/2007	34	34
BNP Paribas
5.28%, due 02/01/2007	4	4
Societe Generale
5.28%, due 02/05/2007	117	117
Euro Dollar Terms (0.2%)
Bank of Nova Scotia
5.30%, due 02/27/2007	67	67
Barclays
5.31%, due 04/09/2007	50	50
Calyon
5.31%, due 02/22/2007	84	84
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	50	50
Citigroup
5.31%, due 03/16/2007	34	34
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	67	67
5.28%, due 02/16/2007	168	168

5

Fortis Bank
5.29%, due 03/26/2007	34	34
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	50	50
Marshall & Ilsley Bank
5.30%, due 03/19/2007	34	34
Rabobank Nederland
5.28%, due 02/26/2007	17	17
Royal Bank of Canada
5.31%, due 02/14/2007	50	50
5.31%, due 02/15/2007	34	34
Royal Bank of Scotland
5.29%, due 02/09/2007	34	34
Societe Generale
5.28%, due 02/27/2007	50	50
UBS AG
5.28%, due 03/23/2007	17	17
Repurchase Agreements (0.1%)††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $94 on 02/01/2007	94	94
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $346 on 02/01/2007	346	346
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $117 on 02/01/2007	117	117

	Shares	Value
Investment Companies (0.0%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11%@	126,591	127
Total Security Lending Collateral (cost: $2,504)		2,504

Total Investment Securities (cost: $423,939)#		$423,302

NOTES TO SCHEDULE OF INVESTMENTS:

†                 At January 31, 2007, all or a portion of this security is on loan.  The value at January 31, 2007, of all securities on loan is $2,452.

*                Floating or variable rate note. Rate is listed as of January 31, 2007.

(a)         The security has a perpetual maturity.  The date shown is the next call date.

(b)        Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date.  Rate is listed as of January 31, 2007.

††           Cash collateral for the Repurchase Agreements, valued at $566, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@           Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#                Aggregate cost for federal income tax purposes is $423,939.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $778 and $1,415, respectively.  Net unrealized depreciation for tax purposes is $637.

6

DEFINITIONS:

144A                144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2007, these securities aggregated  $66,524 or 15.5% of the net assets of the Fund.

MTN               Medium-Term Note

REIT                 Real Estate Investment Trust

7

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.1%)
Apparel Products (2.4%)
Hanesbrands, Inc.‡	506,300	$12,951
True Religion Apparel, Inc.‡†	50,000	839
Automotive (0.7%)
Gencorp, Inc.‡†	280,900	4,202
Chemicals & Allied Products (1.1%)
PolyOne Corp.‡	765,500	5,611
Terra Nitrogen Co., L.P.†	25,900	1,021
Commercial Banks (1.5%)
Corus Bankshares, Inc.†	255,000	5,432
Provident Bankshares Corp.	95,500	3,385
Computer & Data Processing Services (4.0%)
Cogent, Inc.‡†	998,615	10,535
Fair Isaac Corp.	325,000	12,942
Computer & Office Equipment (0.9%)
Hypercom Corp.‡	864,700	5,231
Construction (6.7%)
Chemed Corp.	335,000	12,228
McDermott International, Inc.‡	520,000	26,853
Electric Services (2.8%)
CMS Energy Corp.‡	1,000,000	16,690
Electric, Gas & Sanitary Services (3.7%)
ALLETE, Inc.	226,666	10,900
Republic Services, Inc.	250,000	10,813
Electronic & Other Electric Equipment (6.8%)
Acuity Brands, Inc.	330,000	19,143
Genlyte Group, Inc.‡	270,000	20,458
Gas Production & Distribution (0.7%)
KeySpan Corp.	100,000	4,080
Holding & Other Investment Offices (10.9%)
Annaly Capital Management, Inc. REIT†	930,000	12,815
Host Hotels & Resorts, Inc. REIT	620,000	16,411
Omega Healthcare Investors, Inc. REIT	875,000	15,864
Parkway Properties, Inc. REIT	116,700	6,401
Sunstone Hotel Investors, Inc. REIT†	425,000	12,023
Western Copper Corp.‡	238,100	262
Industrial Machinery & Equipment (2.5%)
Allis-Chalmers Corp.‡†	300,000	5,295
Grant Prideco, Inc.‡	243,000	9,521
Instruments & Related Products (1.9%)
Thermo Electron Corp.‡†	235,000	11,245
Insurance (7.5%)
AMBAC Financial Group, Inc.	140,000	12,334
HCC Insurance Holdings, Inc.†	422,500	13,182
PartnerRe, Ltd.†	160,000	10,880
Triad Guaranty, Inc.‡†	150,000	7,725
Management Services (3.0%)
FTI Consulting, Inc.‡†	645,000	17,679
Medical Instruments & Supplies (2.2%)
Orthofix International NV‡	250,000	12,595
Metal Mining (1.3%)
Goldcorp, Inc.†	276,842	7,671
Mining (0.8%)
Consol Energy, Inc.	130,000	4,476
Oil & Gas Extraction (13.4%)
Aurora Oil & Gas Corp.‡	2,100,345	5,776
Bronco Drilling Co., Inc.‡	275,825	4,377
Edge Petroleum Corp.‡†	500,000	7,405
GlobalSantaFe Corp.	200,000	11,602
Helix Energy Solutions Group, Inc.‡	325,000	10,455
Pioneer Drilling Co.‡	345,000	4,371
Superior Energy Services, Inc.‡	855,000	25,924
Todco-Class A‡†	255,150	8,836

1

Pharmaceuticals (0.6%)
ARIAD Pharmaceuticals, Inc.‡†	725,500	3,715
Primary Metal Industries (1.1%)
Claymont Steel Holdings, Inc.‡	352,835	6,580
Restaurants (1.5%)
O’Charley’s, Inc.‡	400,000	8,496
Rubber & Misc. Plastic Products (2.2%)
Jarden Corp.‡†	350,000	12,835
Savings Institutions (1.1%)
Brookline Bancorp, Inc.	160,000	2,130
Partners Trust Financial Group, Inc.	400,000	4,556
Telecommunications (2.3%)
Citizens Communications Co.	900,000	13,194
Water Transportation (10.1%)
Aegean Marine Petroleum Network, Inc.‡	466,190	8,009
Aries Maritime Transport, Ltd.	1,007,000	8,660
DryShips, Inc.†	630,000	10,754
Genco Shipping & Trading, Ltd.†	629,700	19,225
Omega Navigation Enterprises, Inc.-Class A	544,700	8,535
StealthGas, Inc.	321,500	3,906
Wholesale Trade Nondurable Goods (2.4%)
Dean Foods Co.‡	320,000	14,160
Total Common Stocks (cost: $444,579)		563,194

	Principal	Value
SECURITY LENDING COLLATERAL (18.1%)
Debt (17.2%)
Bank Notes (0.6%)
Bank of America
5.32%, due 02/16/2007	3,556	3,556
Commercial Paper (5.4%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	698	698
5.28%, due 02/13/2007	1,422	1,422
Bear Stearns & Co.
5.37%, due 07/10/2007	1,422	1,422
Charta LLC-144A
5.30%, due 02/26/2007	1,375	1,375
Clipper Receivables Corp.
5.28%, due 02/23/2007	682	682
Compass Securitization LLC-144A
5.28%, due 02/12/2007	1,422	1,422
CRC Funding LLC-144A
5.29%, due 03/07/2007	1,366	1,366
Den Danske Bank
5.29%, due 02/12/2007	2,779	2,779
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	1,422	1,422
5.29%, due 02/16/2007	1,423	1,423
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	1,423	1,423
General Electric Capital Corp.
5.29%, due 03/23/2007	711	711
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	1,390	1,390
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	2,134	2,134
Morgan Stanley
5.38%, due 08/01/2007	1,423	1,423
Old Line Funding LLC-144A
5.29%, due 02/12/2007	677	677
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	679	679

2

Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	675	675
5.33%, due 02/08/2007	711	711
5.29%, due 02/20/2007	677	677
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	1,423	1,423
5.28%, due 02/06/2007	1,395	1,395
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	711	711
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	1,423	1,423
Yorktown Capital LLC
5.29%, due 02/06/2007	689	689
5.29%, due 02/15/2007	1,386	1,386
Euro Dollar Overnight (1.1%)
Bank of Nova Scotia
5.29%, due 02/06/2007	1,423	1,423
BNP Paribas
5.28%, due 02/01/2007	186	186
Societe Generale
5.28%, due 02/05/2007	4,979	4,979
Euro Dollar Terms (6.1%)
Bank of Nova Scotia
5.30%, due 02/27/2007	2,845	2,845
Barclays
5.31%, due 04/09/2007	2,134	2,134
Calyon
5.31%, due 02/22/2007	3,556	3,556
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	2,134	2,134
Citigroup
5.31%, due 03/16/2007	1,423	1,423
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	2,845	2,845
5.28%, due 02/16/2007	7,113	7,113
Fortis Bank
5.29%, due 03/26/2007	1,423	1,423
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	2,134	2,134
Marshall & Ilsley Bank
5.30%, due 03/19/2007	1,423	1,423
Rabobank Nederland
5.28%, due 02/26/2007	711	711
Royal Bank of Canada
5.31%, due 02/14/2007	2,134	2,134
5.31%, due 02/15/2007	1,423	1,423
Royal Bank of Scotland
5.29%, due 02/09/2007	1,423	1,423
Societe Generale
5.28%, due 02/27/2007	2,134	2,134
UBS AG
5.28%, due 03/23/2007	711	711
Repurchase Agreements (4.0%)††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $3,981 on 02/01/2007	3,980	3,980
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $14,703 on 02/01/2007	14,701	14,701
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $4,980 on 02/01/2007	4,979	4,979

3

	Shares	Value
Investment Companies (0.9%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11%@	5,373,865	5,374
Total Security Lending Collateral (cost: $106,282)		106,282

Total Investment Securities (cost: $550,861)#		$669,476

NOTES TO SCHEDULE OF INVESTMENTS:

‡                     Non-income producing.

†                     At January 31, 2007, all or a portion of this security is on loan.  The value at January 31, 2007, of all securities on loan is $101,672.

††               Cash collateral for the Repurchase Agreements, valued at $24,025, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@               Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#                    Aggregate cost for federal income tax purposes is $551,958.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $135,174 and $17,656, respectively.  Net unrealized appreciation for tax purposes is $117,518.

DEFINITIONS:

144A                144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2007, these securities aggregated  $22,446 or 3.8% of the net assets of the Fund.

REIT                 Real Estate Investment Trust

4

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS ❖

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.3%)
U.S. Treasury Bond
8.00%, due 11/15/2021	$25	$33
U.S. Treasury Inflation Indexed Bond
2.00%, due 01/15/2016	322	311
U.S. Treasury Note
4.63%, due 11/15/2009	125	124
3.88%, due 02/15/2013	300	286
4.25%, due 11/15/2013	150	145
4.50%, due 02/15/2036	626	585
Total U.S. Government Obligations (cost: $1,490)		1,484

U.S. GOVERNMENT AGENCY OBLIGATIONS (10.5%)
Fannie Mae
5.50%, due 05/01/2035	582	573
5.00%, due 07/01/2035	620	595
5.50%, due 07/01/2036	485	477
6.00%, due 08/01/2036	666	668
Fannie Mae-Conventional Pool
5.00%, due 05/01/2018	117	115
5.50%, due 07/01/2019	103	102
5.50%, due 07/01/2019	526	524
6.00%, due 04/01/2033	297	299
6.00%, due 10/01/2034	152	153
Freddie Mac-Gold Pool
5.00%, due 04/01/2018	212	208
5.50%, due 09/01/2018	69	69
5.50%, due 11/01/2018	131	131
6.00%, due 12/01/2033	353	356
5.50%, due 02/01/2035	494	487
5.50%, due 06/01/2035	524	517
5.00%, due 07/01/2035	229	220
5.50%, due 01/01/2036	311	306
6.00%, due 01/01/2037	699	702
Ginnie Mae-FHA/VA Pool
6.50%, due 10/15/2027	75	77
6.00%, due 06/15/2034	199	201
Total U.S. Government Agency Obligations (cost: $6,911)		6,780

MORTGAGE-BACKED SECURITIES (2.4%)
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4
5.20%, due 12/01/2038	338	330
Crown Castle Towers LLC, Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	290	287
Morgan Stanley Capital I, Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	332	327
SBA CMBS Trust, Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	250	249
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.57%, due 10/15/2048*	323	323
Total Mortgage-Backed Securities (cost: $1,536)		1,516

CORPORATE DEBT SECURITIES (10.7%)
Agriculture (0.1%)
Michael Foods, Inc.
8.00%, due 11/15/2013	90	92
Business Credit Institutions (0.3%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	213	226

1

Chemicals & Allied Products (0.1%)
Cytec Industries, Inc.
5.50%, due 10/01/2010	90	89
Commercial Banks (1.7%)
ICICI Bank, Ltd., Series B-144A
5.90%, due 01/12/2010*	214	215
Lloyds TSB Group PLC-144A
6.27%, due 11/14/2016(a)(b)	180	178
PartnerRe Finance II
6.44%, due 12/01/2066(b)	85	85
Shinsei Finance Cayman, Ltd.-144A
6.42%, due 07/20/2016(a)(b)	85	85
Suntrust Preferred Capital I
5.85%, due 12/15/2011(a)(b)	85	86
USB Capital IX
6.19%, due 04/15/2011(a)(b)	180	184
Wachovia Capital Trust III
5.80%, due 03/15/2011(a)(b)	75	76
ZFS Finance USA Trust I-144A
6.45%, due 12/15/2065(b)	180	182
Communication (0.2%)
Comcast Corp.
7.05%, due 03/15/2033	95	103
Construction (0.3%)
DR Horton, Inc., Senior Note
5.38%, due 06/15/2012	180	176
Department Stores (0.2%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	100	109
Electric Services (0.6%)
DPL, Inc.
8.25%, due 03/01/2007	112	112
PSEG Funding Trust
5.38%, due 11/16/2007	250	249
Food & Kindred Products (0.6%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	100	93
Bunge Ltd. Finance Corp.
4.38%, due 12/15/2008	270	264
Food Stores (0.3%)
Albertson’s, Inc.
7.50%, due 02/15/2011	78	82
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	100	102
Holding & Other Investment Offices (0.8%)
Ameriprise Financial, Inc.
7.52%, due 06/01/2066(b)	160	175
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	375	370
Hotels & Other Lodging Places (0.3%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	100	97
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, due 05/01/2007	100	100
Insurance (0.2%)
St. Paul Travelers Cos. (The), Inc.
6.75%, due 06/20/2036	140	152
Life Insurance (0.5%)
Genworth Financial, Inc., Subordinated Note
6.15%, due 11/15/2066(b)	117	117
Prudential Financial, Inc.
5.75%, due 07/15/2033	195	189

2

Metal Mining (0.1%)
Vale Overseas, Ltd., Guaranteed Note
6.25%, due 01/23/2017	65	65
Mortgage Bankers & Brokers (0.2%)
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065(b)	105	107
Oil & Gas Extraction (0.3%)
Husky Oil, Ltd.
8.90%, due 08/15/2028(b)	100	104
PetroHawk Energy Corp., Senior Note
9.13%, due 07/15/2013	100	104
Paper & Allied Products (0.3%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	171	187
Personal Credit Institutions (0.2%)
Aiful Corp.-144A
6.00%, due 12/12/2011	100	98
Petroleum Refining (0.1%)
Enterprise Products Operating, LP
8.38%, due 08/01/2066(b)	80	87
Printing & Publishing (0.1%)
News America Holdings, Inc.
7.75%, due 12/01/2045	65	74
Radio & Television Broadcasting (0.4%)
Chancellor Media Corp.
8.00%, due 11/01/2008	100	104
Univision Communications, Inc.
7.85%, due 07/15/2011	160	163
Real Estate (0.3%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	171	174
Restaurants (0.1%)
Aramark Corp., Senior Note-144A
8.50%, due 02/01/2015	90	92
Security & Commodity Brokers (1.2%)
BNP U.S. Funding LLC-144A
7.74%, due 12/05/2007(a)(b)	250	254
E*Trade Financial Corp.
8.00%, due 06/15/2011	50	52
JP Morgan Chase Capital XVIII
6.95%, due 08/17/2036	170	182
Nuveen Investments, Inc.
5.00%, due 09/15/2010	200	196
Western Union Co. (The)-144A
5.93%, due 10/01/2016	80	79
Telecommunications (0.2%)
Nextel Communications, Inc., Series D
7.38%, due 08/01/2015	100	102
Transportation & Public Utilities (0.2%)
Hertz Corp., Senior Subordinated Note
10.50%, due 01/01/2016	100	113
Water Transportation (0.8%)
Carnival Corp.
3.75%, due 11/15/2007	380	375
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	135	147
Total Corporate Debt Securities (cost: $6,865)		6,847

	Shares	Value
COMMON STOCKS (72.7%)
Amusement & Recreation Services (2.5%)
Disney (Walt) Co. (The)	45,000	1,583
Apparel Products (1.0%)
Hanesbrands, Inc.‡	26,200	670

3

Business Services (0.4%)
Fannie Mae	4,500	254
Chemicals & Allied Products (1.4%)
Colgate-Palmolive Co.	7,000	478
Praxair, Inc.	7,000	441
Commercial Banks (8.5%)
Bank of America Corp.	31,256	1,643
Citigroup, Inc.	32,540	1,794
PNC Financial Services Group, Inc.	10,000	738
Wachovia Corp.	16,700	944
Wells Fargo & Co.	10,000	359
Computer & Data Processing Services (7.2%)
Microsoft Corp.	150,000	4,629
Electric Services (0.4%)
Dominion Resources, Inc.	3,000	249
Electronic & Other Electric Equipment (1.7%)
General Electric Co.	30,000	1,081
Food & Kindred Products (4.1%)
Altria Group, Inc.	30,400	2,657
Holding & Other Investment Offices (2.0%)
Plum Creek Timber Co., Inc. REIT	10,000	402
Rayonier, Inc.	20,000	864
Insurance (1.1%)
American International Group, Inc.	10,000	685
Life Insurance (0.5%)
Genworth Financial, Inc.-Class A	10,000	349
Lumber & Wood Products (0.3%)
Louisiana-Pacific Corp.	9,000	206
Mining (0.5%)
Fording Canadian Coal Trust	15,000	340
Motion Pictures (6.2%)
Time Warner, Inc.	183,000	4,002
Oil & Gas Extraction (2.1%)
Anadarko Petroleum Corp.	14,000	613
Chesapeake Energy Corp.	7,500	222
EOG Resources, Inc.	7,000	484
Paper & Allied Products (0.5%)
Kimberly-Clark Corp.	5,000	347
Petroleum Refining (7.7%)
BP PLC, ADR	25,050	1,591
Exxon Mobil Corp.	14,000	1,037
Marathon Oil Corp.	13,750	1,242
Murphy Oil Corp.	10,000	497
Valero Energy Corp.	11,000	597
Pharmaceuticals (8.1%)
Bristol-Myers Squibb Co.	105,000	3,023
Merck & Co., Inc.	49,000	2,193
Railroads (1.6%)
Union Pacific Corp.	10,000	1,010
Savings Institutions (3.8%)
Washington Mutual, Inc.	55,000	2,452
Security & Commodity Brokers (8.8%)
AllianceBernstein Holding, LP	45,000	4,054
Jefferies Group, Inc.	19,000	560
Raymond James Financial, Inc.	21,450	685
T. Rowe Price Group, Inc.	7,000	336
Telecommunications (0.8%)
Sprint Nextel Corp.	30,000	535
Tobacco Products (1.5%)
Loews Corp.- Carolina Group	14,000	960
Total Common Stocks (cost: $33,695)		46,806

Total Investment Securities (cost: $50,497)#		$63,433

	Contracts♦	Value
WRITTEN OPTIONS (-0.5%)
Covered Call Options (-0.3%)

4

Altria Group, Inc.	100	(15)
Call Strike $100.00
Expires 01/19/2008
Disney (Walt) Co. (The)	222	(74)
Call Strike $32.50
Expires 04/21/2007
EOG Resources, Inc.	70	(29)
Call Strike $75.00
Expires 07/21/2007
Exxon Mobil Corp.	60	(13)
Call Strike $80.00
Expires 07/21/2007
Genworth Financial, Inc.-Class A	80	(16)
Call Strike $35.00
Expires 06/16/2007
Jefferies Group, Inc.	190	(27)
Call Strike $30.00
Expires 04/21/2007
Louisiana-Pacific Corp.	90	(7)
Call Strike $22.50
Expires 02/17/2007
Marathon Oil Corp.	67	(6)
Call Strike $105.00
Expires 04/21/2007
Praxair, Inc.	70	(6)
Call Strike $70.00
Expires 07/21/2007
Sprint Nextel Corp.	400	(2)
Call Strike $22.50
Expires 02/17/2007
T. Rowe Price Group, Inc.	70	(8)
Call Strike $50.00
Expires 04/21/2007
Put Options (-0.2%)
American International Group, Inc.	190	(11)
Put Strike $55.00
Expires 01/19/2008
Cia Vale Do Rio Doce	500	(16)
Put Strike $25.00
Expires 06/16/2007
Cisco Systems, Inc.	350	(3)
Put Strike $15.00
Expires 01/19/2008
Fannie Mae	170	(33)
Put Strike $55.00
Expires 06/16/2007
General Maritime Co.	80	(1)
Put Strike $30.00
Expires 02/17/2007
General Maritime Co.	80	(1)
Put Strike $35.00
Expires 02/17/2007
Jefferies Group, Inc.	200	(13)
Put Strike $25.00
Expires 07/21/2007
Pfizer, Inc.	600	(17)
Put Strike $25.00
Expires 03/17/2007
Pfizer, Inc.	313	(9)
Put Strike $20.00
Expires 01/19/2008
Total Written Options (premiums: $421)		(307)

5

NOTES TO SCHEDULE OF INVESTMENTS:

❖              Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open option contracts written by the Fund.

*                    Floating or variable rate note. Rate is listed as of January 31, 2007.

(a)             The security has a perpetual maturity.  The date shown is the next call date.

(b)            Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date.  Rate is listed as of January 31, 2007.

‡                     Non-income producing.

♦                  Contract amounts are not in thousands.

#                    Aggregate cost for federal income tax purposes is $50,579.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $13,217 and $363, respectively.  Net unrealized appreciation for tax purposes is $12,854.

DEFINITIONS:

144A                144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2007, these securities aggregated  $1,826 or 2.8% of the net assets of the Fund.

ADR                 American Depositary Receipt

FHA                  Federal Housing Administration

REIT                 Real Estate Investment Trust

VA                          Veterans Affairs

6

TA IDEX UBS Dynamic Alpha

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (90.4%)
Australia (0.8%)
National Australia Bank, Ltd.	14,983	469
Qantas Airways, Ltd.	76,106	$318
QBE Insurance Group, Ltd.	31,966	763
Austria (0.2%)
Telekom Austria AG	17,735	482
Belgium (0.8%)
Dexia	5,452	161
Fortis	11,487	481
KBC Groupe(a)	6,398	804
Solvay SA	1,662	252
Bermuda (0.5%)
Accenture, Ltd.-Class A	9,500	359
Catlin Group, Ltd.	5,752	56
Esprit Holdings, Ltd.	30,500	309
Weatherford International, Ltd.‡	2,900	117
Yue Yuen Industrial Holdings	48,000	161
Canada (1.1%)
Alcan, Inc.	5,900	300
Canadian Pacific Railway, Ltd.	9,800	535
Cott Corp.‡	11,900	168
Magna International, Inc.-Class A	2,600	202
Manulife Financial Corp.	8,500	286
Toronto-Dominion Bank	11,300	669
Cayman Islands (0.3%)
GlobalSantaFe Corp.	10,700	621
Denmark (0.1%)
AP Moller - Maersk A/S	19	191
Finland (0.7%)
Nokia Oyj	54,172	1,182
Stora Enso Oyj-Class R	5,625	93
UPM-Kymmene Oyj	4,838	124
France (5.2%)
AXA	47,728	2,006
BNP Paribas	6,629	737
Cap Gemini SA	3,348	212
Carrefour SA	1,977	114
Credit Agricole SA	5,167	221
France Telecom SA	79,010	2,177
Neuf Cegetel‡	1,101	40
Sanofi-Aventis	8,697	762
Suez SA	19,948	975
Total SA	44,006	2,962
Unibail REIT(a)	1,055	265
Germany (3.5%)
Allianz AG	11,593	2,305
Bayerische Motoren Werke AG	7,152	435
Celesio AG	2,248	128
Deutsche Lufthansa AG	9,243	258
Deutsche Postbank AG	9,510	816
Deutsche Telekom AG	16,075	282
E.ON AG	5,364	727
Heidelberger Druckmaschinen	2,587	109
Henkel KGaA	1,808	281
IKB Deutsche Industriebank AG	5,261	221
Man AG	2,733	287
Metro AG	8,870	605
Siemens AG	2,936	322
Stada Arzneimittel AG	3,271	188
TUI AG	6,814	142
Greece (0.3%)
Alpha Bank A.E.	4,775	153

1

National Bank of Greece SA	7,290	376
Hong Kong (0.1%)
Sun Hung Kai Properties, Ltd.	23,000	278
Ireland (1.0%)
Anglo Irish Bank Corp. PLC	10,396	210
Bank of Ireland	59,822	1,335
CRH PLC	10,354	407
EcoSecurities Group PLC‡	7,838	31
Italy (1.4%)
Banco Popolare di Verona e Novara SCRL	3,219	101
ENI-Ente Nazionale Idrocarburi SpA	27,470	880
Intesa Sanpaolo	159,465	1,201
UniCredito Italiano SpA(a)	25,287	234
UniCredito Italiano SpA (CHIX)(a)	32,411	300
Japan (5.5%)
Aeon Co., Ltd.	13,300	289
Aiful Corp.(a)	5,800	176
Asahi Breweries, Ltd.	24,000	367
Bank of Yokohama, Ltd. (The)-144A	39,000	314
Bridgestone Corp.	15,500	336
Canon, Inc.	11,300	593
East Japan Railway Co.	50	346
Funai Electric Co., Ltd.	2,000	182
Honda Motor Co., Ltd.	17,800	699
Hoya Corp.	3,200	116
Japan Tobacco, Inc.	59	283
KDDI Corp.	31	219
Kubota Corp.	32,000	336
Mitsubishi Corp.	23,100	466
Mitsui Fudosan Co., Ltd.	10,000	259
Mitsui Sumitomo Insurance Co., Ltd.	36,000	429
Nissan Motor Co., Ltd.	31,100	388
Nitto Denko Corp.	8,600	420
NOK Corp.	8,300	145
Nomura Holdings, Inc.	14,200	288
NTN Corp.	23,000	208
NTT DoCoMo, Inc.	212	322
Rohm Co., Ltd.	4,600	417
Shin-Etsu Chemical Co., Ltd.	6,100	395
SMC Corp.	1,600	227
Sompo Japan Insurance, Inc.	19,000	241
Sumitomo Mitsui Financial Group, Inc.	68	691
Sumitomo Trust & Banking Co., Ltd. (The)	27,000	288
Takefuji Corp.(a)	4,750	191
Tanabe Seiyaku Co., Ltd.	12,000	162
Tokyo Gas Co., Ltd.	45,000	232
Toyota Motor Corp.	11,600	762
Yamada Denki Co., Ltd.	2,790	231
Luxembourg (0.1%)
SES Global FDR	14,746	256
Netherland Antilles (0.1%)
Schlumberger, Ltd.	2,900	184
Netherlands (3.3%)
ABN AMRO Holding NV	55,250	1,759
ASML Holding NV‡	32,243	812
ING Groep NV	29,813	1,300
Koninklijke Philips Electronics NV	14,724	571
Ordina NV	1,325	30
Reed Elsevier NV	26,459	462
Royal KPN NV	54,890	788
TNT NV	19,730	885
Norway (0.5%)
Statoil ASA	14,500	385
Telenor ASA	27,800	561

2

Panama (0.5%)
Carnival Corp.	20,300	1,047
Singapore (0.0%)
Singapore Telecommunications, Ltd.	30,000	68
Spain (1.6%)
Altadis SA	3,205	172
Banco Santander Central Hispano SA	132,796	2,518
Repsol YPF SA	12,692	415
Sweden (1.3%)
Electrolux AB-Class B	23,100	436
Holmen AB-Class B	3,600	156
Husqvarna AB‡	23,100	356
Sandvik AB	28,600	454
Svenska Cellulosa AB-Class B	7,600	405
Telefonaktiebolaget LM Ericsson-Class B	185,000	730
Switzerland (5.0%)
Alcon, Inc.	1,400	165
Clariant AG‡	11,535	197
Credit Suisse Group	39,193	2,759
Holcim, Ltd.	10,183	1,005
Nestle SA	5,161	1,887
Novartis AG	19,141	1,098
Roche Holding AG-Genusschein	13,749	2,575
Straumann Holding AG	973	245
Swiss Reinsurance(a)	915	76
United Kingdom (14.7%)
Aberdeen Asset Management PLC	29,515	108
ACP Capital, Ltd.‡	14,658	34
Anite Group PLC	23,398	37
Ashtead Group PLC	12,068	41
AstraZeneca PLC	9,910	551
Aviva PLC	9,639	155
Balfour Beatty PLC	18,784	153
Barclays PLC	181,908	2,635
BP PLC	290,946	3,044
BPP Holdings PLC‡	3,990	43
British American Tobacco PLC	7,854	237
British Polythene Industries	2,619	26
BT Group PLC	31,378	188
Cadbury Schweppes PLC	26,324	296
Carnival PLC	4,565	247
Cattles PLC	16,150	138
Centaur Holdings PLC	13,758	38
Centrica PLC	15,905	115
Compass Group PLC	32,282	192
Computacenter PLC	2,326	13
Daily Mail and General Trust NV-Class A	14,773	218
Diageo PLC	77,649	1,505
Dignity PLC‡	2,403	30
DSG International	24,762	82
Electrocomponents PLC	16,176	89
Elementis PLC	20,404	33
Enodis PLC	12,017	51
Entertainment Rights PLC‡	85,129	57
Evolution Group PLC‡	7,955	22
Experian Group, Ltd.‡	39,534	447
Fenner PLC‡	7,756	34
Foseco PLC‡	8,841	35
Future PLC	32,419	26
Galliford Try PLC	14,618	44
Georgica plc	12,555	34
GlaxoSmithKline PLC	47,553	1,271
Gyrus Group PLC‡	1,903	15
Hanson PLC	20,199	306
HBOS PLC	57,780	1,256
Helphire PLC	2,967	23

3

Highway Insurance Holdings PLC	16,719	28
Home Retail Group	27,233	227
HSBC Holdings PLC	22,687	411
ICAP PLC	3,820	36
Invensys PLC‡	13,367	78
ITV PLC	22,040	46
Kesa Electricals PLC	51,646	343
Kingfisher PLC	130,876	613
Lamprell PLC‡	9,220	43
Lancashire Holdings, Ltd.	2,921	20
Land Securities Group PLC	3,273	137
LogicaCMG PLC	54,365	182
London Scottish Bank PLC‡	16,295	39
Lookers PLC‡	11,478	39
Majestic Wine PLC‡	5,119	37
Meggitt PLC	12,969	86
MFI Furniture PLC‡	25,685	66
National Grid PLC	4,338	65
Northgate Information Solutions PLC	21,850	36
Old Mutual PLC	47,729	160
PayPoint PLC	3,421	41
Phoenix IT Group, Ltd.	3,751	24
Prudential PLC	104,122	1,398
Psion PLC	5,546	15
Quintain Estates & Development PLC	2,717	46
Reed Elsevier PLC	24,284	276
Rentokil Initial PLC	87,715	277
Rexam PLC	3,996	42
Rio Tinto PLC	4,325	230
Royal Bank of Scotland Group PLC	67,198	2,690
Royal Dutch Shell PLC-Class B	14,943	499
Scottish & Southern Energy PLC	22,025	645
Southern Cross Healthcare, Ltd.	5,682	40
Speedy Hire PLC	1,959	42
SSL International PLC	13,543	96
Taylor Nelson Sofres PLC	9,944	43
Ted Baker PLC‡	3,439	43
Telent PLC	2,751	27
Tesco PLC	159,713	1,307
Tomkins PLC	17,488	93
Travis Perkins PLC	1,214	47
Ultra Electronics Holdings	1,413	32
Vanco PLC‡	4,303	40
Vectura Group PLC‡	12,081	21
Vodafone Group PLC	1,102,074	3,193
Wolseley PLC	48,656	1,255
WPP Group PLC	19,157	280
Yule Catto & Co. PLC	6,476	31
Zetar PLC	3,909	42
United States (41.7%)
Abercrombie & Fitch Co.-Class A	2,400	191
Adobe Systems, Inc.‡	5,600	218
Akamai Technologies, Inc.‡	2,900	163
Allergan, Inc.	15,100	1,762
Allstate Corp. (The)	9,700	584
Amazon.com, Inc.‡	11,000	414
American Electric Power Co., Inc.	12,400	540
American International Group, Inc.	22,000	1,506
Analog Devices, Inc.	20,800	681
Anheuser-Busch Cos., Inc.	8,700	443
Apache Corp.	2,200	160
Apple Computer, Inc.‡	3,800	326
AT&T, Inc.	24,600	926
Bard, (C.R.) Inc.	2,900	239
Baxter International, Inc.	5,500	273

4

Best Buy Co., Inc.	2,400	121
BorgWarner, Inc.	9,200	631
Bristol-Myers Squibb Co.	27,600	795
Broadcom Corp.-Class A‡	2,800	89
Burlington Northern Santa Fe Corp.	17,200	1,382
Cephalon, Inc.‡	3,500	253
Chevron Corp.	5,000	364
Chico’s FAS, Inc.‡	15,600	326
Cisco Systems, Inc.‡	12,100	322
Citigroup, Inc.	52,300	2,883
City National Corp.	3,900	280
Coach, Inc.‡	10,400	477
Constellation Brands, Inc.-Class A‡	15,100	374
Costco Wholesale Corp.	15,400	865
Dell, Inc.‡	17,000	412
Dominion Resources, Inc.	1,800	149
Dun & Bradstreet Corp.‡	1,100	93
eBay, Inc.‡	11,100	359
Embarq Corp.	3,200	178
ENSCO International, Inc.	11,000	560
EOG Resources, Inc.	7,500	518
Exelon Corp.	25,100	1,506
Expeditors International of Washington, Inc.	2,900	124
Express Scripts, Inc.‡	2,600	181
Exxon Mobil Corp.	8,200	608
FedEx Corp.	9,000	994
Fifth Third Bancorp	42,000	1,676
Fortune Brands, Inc.	6,600	553
Freddie Mac	10,400	675
Genentech, Inc.‡	1,400	122
General Dynamics Corp.	3,000	234
General Electric Co.	9,300	335
Genzyme Corp.‡	15,700	1,032
Goldman Sachs Group, Inc. (The)	1,000	212
Google, Inc.-Class A‡	1,200	602
H&R Block, Inc.	11,800	290
Halliburton Co.	17,000	502
Harley-Davidson, Inc.	6,500	444
Harman International Industries, Inc.	800	76
Hartford Financial Services Group, Inc. (The)	6,700	636
Hilton Hotels Corp.	6,900	244
Home Depot, Inc. (The)	22,600	921
Illinois Tool Works, Inc.	23,200	1,183
Intel Corp.	50,900	1,067
iShares MSCI Emerging Markets Index Fund	71,200	8,138
Johnson & Johnson	16,600	1,109
Johnson Controls, Inc.	14,100	1,304
JP Morgan Chase & Co.	23,700	1,207
Masco Corp.	40,100	1,283
McAfee, Inc.‡	13,300	389
McGraw-Hill Cos., Inc. (The)	3,500	235
Medco Health Solutions, Inc.‡	11,900	705
MedImmune, Inc.‡	6,200	215
Medtronic, Inc.	12,500	668
Merck & Co., Inc.	18,200	814
Merrill Lynch & Co., Inc.	3,300	309
Microsoft Corp.	86,900	2,682
Millennium Pharmaceuticals, Inc.‡	44,700	496
Monster Worldwide, Inc.‡	5,900	291
Moody’s Corp.	2,500	179
Morgan Stanley	31,900	2,641
Network Appliance, Inc.‡	1,800	68
News Corp., Inc.-Class A	21,400	498
NiSource, Inc.	14,800	352
Northeast Utilities	6,400	177

5

Northrop Grumman Corp.	7,200	511
Omnicom Group, Inc.	10,200	1,073
PACCAR, Inc.	9,800	655
Peabody Energy Corp.	1,400	57
Pepco Holdings, Inc.	9,700	248
PepsiCo, Inc.	4,900	320
PNC Financial Services Group, Inc.	20,100	1,483
Praxair, Inc.	4,500	284
Procter & Gamble Co.	2,900	188
QUALCOMM, Inc.	6,900	260
Quest Diagnostics, Inc.	4,900	257
Red Hat, Inc.‡	16,900	384
RH Donnelley Corp.	8,100	539
Rockwell Automation, Inc.	3,100	190
Sempra Energy	11,800	677
Sprint Nextel Corp.	76,800	1,369
Starwood Hotels & Resorts Worldwide, Inc.	2,700	169
Symantec Corp.‡	43,400	769
SYSCO Corp.	23,000	795
Target Corp.	4,200	258
Texas Instruments, Inc.	3,000	94
United Technologies Corp.	5,300	360
UnitedHealth Group, Inc.	25,000	1,306
Vanguard Emerging Markets ETF	105,000	8,132
Viacom, Inc.-Class B‡	12,900	525
Waters Corp.‡	4,200	238
Wells Fargo & Co.	50,500	1,814
Wyeth	25,800	1,275
Wynn Resorts, Ltd.	2,700	302
Xilinx, Inc.	23,800	578
XTO Energy, Inc.	3,900	197
Yahoo!, Inc.‡	14,600	413
Virgin Islands (Br) (0.1%)
UTI Worldwide, Inc.	4,100	125
Total Common Stocks (cost: $180,562)		181,016
Total Investment Securities (cost: $180,562)#		$181,016

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Passive Foreign Investment Company.
‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $180,562.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,754 and $1,300, respectively.  Net unrealized appreciation for tax purposes is $454.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2007, these securities aggregated  $314 or 0.2% of the net assets of the Fund.

ETF	Exchange-Traded Fund
FDR	Finnish Depositary Receipt
REIT	Real Estate Investment Trust
SCRL	Società Cooperativa a Responsabilità Limitata (Limited Liability Co-operative)

6

TA IDEX UBS Dynamic Alpha - Swaps

SWAP AGREEMENTS:

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)

Receive a fixed rate equal to 3.07% and the Fund will pay a floating rate based on U.K. Retail Price Index.
Counterparty: Deutsche Bank AG	1/29/2037	GBP	4,000	$— ☐

Receive a fixed rate equal to 3.10% and the Fund will pay a floating rate based on U.K. Retail Price Index.
Counterparty: Goldman Sachs International	1/22/2037	GBP	4,000	— ☐

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.27%.
Counterparty: Deutsche Bank AG	1/24/2017	CHF	9,000	19

Receive a floating rate based on the 3-month LIBOR and the Fund wil pay a fixed rate equal to 2.93%.
Counterparty: Deutsche Bank AG	2/1/2017	CHF	4,500	— ☐

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.92%.
Counterparty: Goldman Sachs International	1/31/2017	CHF	9,000	(12)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 4.59%.
Counterparty: Deutsche Bank AG	1/22/2037	GBP	3,000	10

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 4.72%.
Counterparty: Goldman Sachs International	1/29/2037	GBP	3,000	(19)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.50%.
Counterparty: Deutsche Bank AG	1/24/2037	JPY	450,000	(118)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.57%.
Counterparty: Goldman Sachs International	1/31/2037	JPY	450,000	(36)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 5.25%.
Counterparty: Deutsche Bank AG	1/24/2017		$3,500	26

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 5.38%.
Counterparty: Goldman Sachs International	1/31/2017		3,500	(8)

Receive a floating rate based on the 3-month LIBOR minus 5bp and the Fund will pay a floating based on the monthly performance of the EURO STOXX50 Price Index (SX5E).
Counterparty: Goldman Sachs International	1/25/2012	EUR	9,602	(11)

Total Swap Agreements			$953,102	$(149)
(premium $829)

TA IDEX UBS Dynamic Alpha

SCHEDULE OF INVESTMENTS

January 31, 2007

(all amounts except share amounts are in thousands)

(unaudited)

FUTURES CONTRACTS:d

				Net Unrealized
		Settlement		Appreciation
	Contracts◆	Date	Amount	(Depreciation)
10 Year Australia Long Bond	139	03/15/2007	$10,815	$(40)
10 Year Canada Long Bond	(10)	03/31/2007	(958)	— ☐
90-Day Euro Dollar	(181)	03/16/2007	(13,241)	30
Amsterdam Index	50	02/18/2007	6,493	(78)
DAX Index	(66)	03/18/2007	(14,611)	(119)
DJ Euro STOXX 50 Index	(343)	03/16/2007	(18,689)	(71)
Euro Bund	34	03/31/2007	5,080	5
FTSE 100 Index	(33)	03/16/2007	(3,996)	24
Hang Seng Index	(20)	02/25/2007	(2,581)	53
IBEX 35 Index	(23)	02/16/2007	(4,349)	(25)
MSCI SING IX ETS	(39)	02/25/2007	(1,926)	10
NIKKEI 225 OSE	(166)	03/10/2007	(23,865)	63
OMXS30 Index	(356)	02/23/2007	(6,064)	(15)
S&P 500 Index	(40)	03/17/2007	(14,430)	(57)
S&P MIB Index	(22)	03/18/2007	(6,060)	7
S&P TSE 60 Index	(87)	03/17/2007	(11,053)	(108)
SPI 200 Index	(82)	03/15/2007	(9,118)	(58)
			$(108,553)	$(379)

d	At January 31, 2007, cash in the amount of $8,500 is segregated with the custodian to cover margin requirements for open futures contracts.
◆	Contract amounts are not in thousands.
☐	Value is less than $1.

TA IDEX UBS Dynamic Alpha

SCHEDULE OF INVESTMENTS

January 31, 2007

(all amounts except share amounts are in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Australian Dollar	(12,325)	07/23/2007	$(9,569)	$66
British Pound Sterling	(26,530)	07/23/2007	(52,050)	176
Canadian Dollar	(11,810)	07/23/2007	(10,066)	11
Euro Dollar	(50,260)	07/23/2007	(65,550)	(209)
Japanese Yen	905,500	07/23/2007	7,609	49
Singapore Dollar	6,155	07/23/2007	4,037	4
Swedish Krona	109,300	07/23/2007	15,737	86
Swiss Franc	6,195	07/23/2007	5,038	(2)
			$(104,814)	$181

TA IDEX UBS Dynamic Alpha

SCHEDULE OF INVESTMENTS

January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	16.0%	$31,978
Investment Companies	8.1%	16,270
Pharmaceuticals	7.7%	15,333
Telecommunications	5.4%	10,833
Insurance	3.7%	7,439
Oil & Gas Extraction	3.6%	7,160
Computer & Data Processing Services	3.0%	5,960
Life Insurance	2.6%	5,150
Petroleum Refining	2.4%	4,900
Electronic Components & Accessories	2.3%	4,611
Security & Commodity Brokers	2.0%	3,989
Automotive	1.8%	3,585
Business Services	1.7%	3,401
Electric Services	1.6%	3,228
Beverages	1.6%	3,177
Electric, Gas & Sanitary Services	1.4%	2,833
Industrial Machinery & Equipment	1.4%	2,803
Furniture & Fixtures	1.3%	2,652
Communications Equipment	1.3%	2,523
Wholesale Trade Durable Goods	1.2%	2,386
Railroads	1.1%	2,263
Food & Kindred Products	1.1%	2,225
Lumber & Other Building Materials	1.0%	1,988
Business Credit Institutions	1.0%	1,932
Chemicals & Allied Products	0.9%	1,835
Retail Trade	0.9%	1,826
Printing & Publishing	0.9%	1,795
Computer & Office Equipment	0.8%	1,653
Air Transportation	0.8%	1,569
Medical Instruments & Supplies	0.8%	1,537
Water Transportation	0.7%	1,485
Food Stores	0.7%	1,420
Transportation & Public Utilities	0.6%	1,133
Aerospace	0.6%	1,106
Stone, Clay & Glass Products	0.5%	1,005
Electronic & Other Electric Equipment	0.4%	847
Department Stores	0.4%	832
Wholesale Trade Nondurable Goods	0.4%	795
Paper & Allied Products	0.4%	778
Radio, Television & Computer Stores	0.4%	777
Motor Vehicles, Parts & Supplies	0.4%	776
Hotels & Other Lodging Places	0.4%	715
Instruments & Related Products	0.4%	709
Real Estate	0.4%	707
Tobacco Products	0.3%	692
Insurance Agents, Brokers & Service	0.3%	664
Radio & Television Broadcasting	0.3%	628
Fabricated Metal Products	0.3%	553
Apparel & Accessory Stores	0.3%	517
Personal Credit Institutions	0.3%	505
Motion Pictures	0.2%	498
Rubber & Misc. Plastic Products	0.2%	497
Health Services	0.2%	478
Leather & Leather Products	0.2%	477
Holding & Other Investment Offices	0.2%	455
Mining	0.2%	363
Management Services	0.2%	359
Gas Production & Distribution	0.2%	347
Personal Services	0.2%	321
Primary Metal Industries	0.2%	300
Manufacturing Industries	0.1%	281
Residential Building Construction	0.1%	278
Metal Mining	0.1%	230
Engineering & Management Services	0.1%	198
Restaurants	0.1%	192
Educational Services	0.0%	43
Apparel Products	0.0%	43
Metal Cans & Shipping Containers	0.0%	42
Automotive Dealers	0.0%	39
Misc. General Merchandise Stores	0.0%	37
Amusement & Recreation Services	0.0%	34
Paperboard Containers & Boxes	0.0%	26
Investment Securities, at value	90.4%	181,016
Total Investment Securities	90.4%	$181,016

TA IDEX UBS Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.2%)
Aerospace (1.9%)
Lockheed Martin Corp.	35,100	$3,411
Northrop Grumman Corp.	83,700	5,938
Air Transportation (1.5%)
FedEx Corp.	68,200	7,529
Automotive (1.7%)
Harley-Davidson, Inc.	45,300	3,093
PACCAR, Inc.	79,700	5,330
Beverages (1.8%)
Anheuser-Busch Cos., Inc.	111,000	5,658
Constellation Brands, Inc.-Class A‡†	122,600	3,033
Business Credit Institutions (1.1%)
Freddie Mac	82,600	5,363
Business Services (1.7%)
Omnicom Group, Inc.	78,900	8,300
Commercial Banks (23.5%)
Bank of America Corp.	152,200	8,003
Citigroup, Inc.	432,800	23,860
City National Corp.	38,600	2,776
Fifth Third Bancorp	357,200	14,252
JP Morgan Chase & Co.	410,600	20,912
Mellon Financial Corp.	125,900	5,381
Northern Trust Corp.	99,000	6,014
PNC Financial Services Group, Inc.	168,800	12,452
Wells Fargo & Co.	567,600	20,388
Computer & Data Processing Services (3.8%)
McAfee, Inc.‡†	66,100	1,934
Microsoft Corp.	302,700	9,341
Symantec Corp.‡†	395,900	7,011
Electric Services (4.9%)
American Electric Power Co., Inc.	206,000	8,967
Northeast Utilities	208,100	5,754
Pepco Holdings, Inc.	163,900	4,193
Sempra Energy	88,300	5,067
Electric, Gas & Sanitary Services (3.1%)
Exelon Corp.	187,200	11,230
NiSource, Inc.	156,700	3,729
Fabricated Metal Products (0.9%)
Fortune Brands, Inc.	54,300	4,546
Finance (1.0%)
SPDR Trust Series 1†	33,700	4,843
Furniture & Fixtures (4.2%)
Johnson Controls, Inc.	128,300	11,863
Masco Corp.†	269,300	8,615
Industrial Machinery & Equipment (2.1%)
Illinois Tool Works, Inc.	197,000	10,045
Insurance (5.6%)
Allstate Corp. (The)	109,500	6,588
American International Group, Inc.	199,500	13,656
UnitedHealth Group, Inc.	132,600	6,930
Insurance Agents, Brokers & Service (1.7%)
Hartford Financial Services Group, Inc. (The)	85,700	8,134
Lumber & Other Building Materials (1.1%)
Home Depot, Inc. (The)	127,400	5,190
Management Services (1.0%)
Accenture, Ltd.-Class A	126,600	4,779
Motion Pictures (1.2%)
News Corp., Inc.-Class A	248,400	5,775
Motor Vehicles, Parts & Supplies (1.2%)
BorgWarner, Inc.	87,500	5,997
Oil & Gas Extraction (3.2%)
ENSCO International, Inc.	102,900	5,235
GlobalSantaFe Corp.	93,600	5,430
Halliburton Co.	169,400	5,004

1

Petroleum Refining (6.5%)
Chevron Corp.	202,300	14,744
Exxon Mobil Corp.	225,100	16,680
Pharmaceuticals (7.7%)
Bristol-Myers Squibb Co.	259,400	7,468
Cephalon, Inc.‡†	35,800	2,592
Johnson & Johnson	53,100	3,547
Medco Health Solutions, Inc.‡	105,400	6,241
Merck & Co., Inc.	172,800	7,733
Wyeth	197,800	9,773
Printing & Publishing (0.8%)
RH Donnelley Corp.	57,000	3,795
Railroads (2.0%)
Burlington Northern Santa Fe Corp.	119,200	9,579
Retail Trade (1.7%)
Costco Wholesale Corp.	146,100	8,208
Security & Commodity Brokers (4.8%)
Morgan Stanley	283,100	23,438
Telecommunications (4.5%)
AT&T, Inc.	300,900	11,323
Embarq Corp.†	25,403	1,410
Sprint Nextel Corp.	508,763	9,071
Total Common Stocks (cost: $424,379)		467,151

	Principal	Value
SECURITY LENDING COLLATERAL (3.4%)
Debt (3.2%)
Bank Notes (0.1%)
Bank of America
5.32%, due 02/16/2007	554	554
Commercial Paper (1.0%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	109	109
5.28%, due 02/13/2007	222	222
Bear Stearns & Co.
5.37%, due 07/10/2007	222	222
Charta LLC-144A
5.30%, due 02/26/2007	214	214
Clipper Receivables Corp.
5.28%, due 02/23/2007	106	106
Compass Securitization LLC-144A
5.28%, due 02/12/2007	222	222
CRC Funding LLC-144A
5.29%, due 03/07/2007	213	213
Den Danske Bank
5.29%, due 02/12/2007	433	433
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	222	222
5.29%, due 02/16/2007	221	221
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	221	221
General Electric Capital Corp.
5.29%, due 03/23/2007	111	111
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	216	216
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	332	332
Morgan Stanley
5.38%, due 08/01/2007	221	221
Old Line Funding LLC-144A
5.29%, due 02/12/2007	105	105

2

Paradigm Funding LLC-144A
5.29%, due 02/26/2007	106	106
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	105	105
5.33%, due 02/08/2007	111	111
5.29%, due 02/20/2007	105	105
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	221	221
5.28%, due 02/06/2007	217	217
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	111	111
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	221	221
Yorktown Capital LLC
5.29%, due 02/06/2007	107	107
5.29%, due 02/15/2007	216	216
Euro Dollar Overnight (0.2%)
Bank of Nova Scotia
5.29%, due 02/06/2007	222	222
BNP Paribas
5.28%, due 02/01/2007	29	29
Societe Generale
5.28%, due 02/05/2007	775	775
Euro Dollar Terms (1.1%)
Bank of Nova Scotia
5.30%, due 02/27/2007	443	443
Barclays
5.31%, due 04/09/2007	332	332
Calyon
5.31%, due 02/22/2007	554	554
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	332	332
Citigroup
5.31%, due 03/16/2007	221	221
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	443	443
5.28%, due 02/16/2007	1,107	1,107
Fortis Bank
5.29%, due 03/26/2007	221	221
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	332	332
Marshall & Ilsley Bank
5.30%, due 03/19/2007	221	221
Rabobank Nederland
5.28%, due 02/26/2007	111	111
Royal Bank of Canada
5.31%, due 02/14/2007	332	332
5.31%, due 02/15/2007	221	221
Royal Bank of Scotland
5.29%, due 02/09/2007	221	221
Societe Generale
5.28%, due 02/27/2007	332	332
UBS AG
5.28%, due 03/23/2007	111	111
Repurchase Agreements (0.8%)††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $620 on 02/01/2007	620	620
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $2,288 on 02/01/2007	2,288	2,288
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $775 on 02/01/2007	775	775

3

	Shares	Value
Investment Companies (0.2%)
Merrimac Cash Fund, Premium Class	836,434	836
1-day yield of 5.11%@		16,543
Total Security Lending Collateral (cost: $16,543)
		$483,694
Total Investment Securities (cost: $440,922)#

NOTES TO SCHEDULE OF INVESTMENTS:

	‡	Non-income producing.

	†	At January 31, 2007, all or a portion of this security is on loan. The value at January 31, 2007, of all securities on loan is $16,104.

††

Cash collateral for the Repurchase Agreements, valued at $3,740, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

	@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for federal income tax purposes is $440,952. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $44,274 and $1,532, respectively. Net unrealized appreciation for tax purposes is $42,742.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities aggregated $3,494 or 0.7% of the net assets of the Fund.

SPDR		Standard & Poor’s Depository Receipts

4

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (73.1%)
Argentina (4.5%)
Argentine Republic
0.00%, due 12/31/2033* ARS	$19,220	$9,510
8.28%, due 12/31/2033	115	119
0.00%, due 12/15/2035* ARS	64,668	2,490
0.00%, due 04/10/2049*##	2,310	1,028
Brazil (12.7%)
Republic of Brazil
10.00%, due 08/07/2011	9,250	10,822
10.50%, due 07/14/2014	2,580	3,251
8.00%, due 01/15/2018	4,630	5,118
8.00%, due 01/15/2018	2,381	2,632
8.88%, due 10/14/2019	3,623	4,402
8.88%, due 04/15/2024	1,210	1,494
11.00%, due 08/17/2040	1,310	1,725
Republic of Brazil Credit Linked Note (Banco Abn Amro Real S.A., Grand Cayman Branch)
16.20%, due 02/22/2010(a) BRL	5,060	2,618
Republic of Brazil Credit Linked Note (Citigroup Funding, Inc.)-144A
6.00%, due 05/18/2009(b)	4,448	4,735
Bulgaria (1.1%)
Republic of Bulgaria
8.25%, due 01/15/2015	2,750	3,220
Colombia (3.1%)
Republic of Colombia
9.75%, due 04/09/2011	1,282	1,392
8.25%, due 12/22/2014	2,200	2,480
11.75%, due 02/25/2020	2,100	3,024
8.13%, due 05/21/2024	1,250	1,419
7.38%, due 09/18/2037	490	519
Ecuador (0.9%)
Republic of Ecuador
9.38%, due 12/15/2015	1,590	1,320
10.00%, due 08/15/2030	1,760	1,376
Ivory Coast (0.3%)
Republic of Ivory Coast
0.00%, due 03/29/2018##	3,495	804
Mexico (11.9%)
United Mexican States
8.38%, due 01/14/2011	5,750	6,316
7.50%, due 01/14/2012	2,990	3,238
9.50%, due 12/18/2014 MXN	164,990	16,320
8.00%, due 12/17/2015 MXN	56,480	5,138
6.75%, due 09/27/2034	3,388	3,591
Panama (2.2%)
Republic of Panama
9.63%, due 02/08/2011	1,476	1,672
7.25%, due 03/15/2015	1,220	1,305
7.13%, due 01/29/2026	2,720	2,883
9.38%, due 04/01/2029	300	391
Peru (2.8%)
Republic of Peru
9.88%, due 02/06/2015	1,180	1,472
8.38%, due 05/03/2016	2,200	2,558
8.75%, due 11/21/2033	3,190	4,058
Philippine Islands (11.7%)
Republic of the Philippines
9.00%, due 02/15/2013	3,930	4,510
8.88%, due 03/17/2015	8,020	9,353
10.63%, due 03/16/2025	3,450	4,869
9.50%, due 02/02/2030	11,557	15,270

1

Qatar (0.6%)
State of Qatar
9.75%, due 06/15/2030	1,220	1,809
Russia (7.6%)
Russian Federation
11.00%, due 07/24/2018	5,350	7,625
12.75%, due 06/24/2028	5,970	10,667
5.00%, due 03/31/2030(c)	3,351	3,736
Turkey (8.8%)
Republic of Turkey
11.00%, due 01/14/2013	2,880	3,517
7.00%, due 09/26/2016	5,120	5,178
11.88%, due 01/15/2030	3,130	4,754
Republic of Turkey Credit Linked Note (Citigroup Funding, Inc.)-144A
Zero Coupon, due 08/14/2008(d)	3,382	3,605
Republic of Turkey Credit Linked Note (JPMorgan Chase Bank. NA.)-144A
Zero Coupon, due 08/15/2008(d)	11,020	8,349
Ukraine (1.0%)
Ukraine Government-144A
6.58%, due 11/21/2016	3,010	3,022
Venezuela (3.9%)
Republic of Venezuela
10.75%, due 09/19/2013	5,930	7,131
8.50%, due 10/08/2014	2,100	2,294
9.38%, due 01/13/2034	382	497
Republic of Venezuela-144A
5.75%, due 02/26/2016	1,640	1,499
Total Foreign Government Obligations (cost: $201,700)		212,125
CORPORATE DEBT SECURITIES (19.7%)
Brazil (1.7%)
Reais Denominated NTN-F Linked Notes Reg S (JPMorgan Chase Bank, NA, London Branch)
10.00%, due 01/02/2012(e) BRL	11,610	5,051
Cayman Islands (0.7%)
Banco Abn Amro Real S.A.-144A
15.86%, due 12/13/2007 BRL	4,000	1,928
Chile (1.2%)
Empresa Nacional de Petroleo
6.75%, due 11/15/2012	2,800	2,933
Empresa Nacional de Petroleo-144A
6.75%, due 11/15/2012	500	524
Luxembourg (4.2%)
Gaz Capital for Gazprom
8.63%, due 04/28/2034	1,480	1,849
Gaz Capital SA-144A
6.21%, due 11/22/2016	5,743	5,671
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, due 05/16/2013	450	468
RSHB Capital SA for OJSC Russian Agricultural Bank,-144A
7.18%, due 05/16/2013	4,130	4,299
Mexico (1.2%)
Petroleos Mexicanos, Guaranteed Note
8.63%, due 12/01/2023	1,750	2,117
9.50%, due 09/15/2027	1,000	1,315
Netherlands (3.7%)
Pindo Deli Finance Mauritius
6.00%, due 04/28/2015*	756	590
6.00%, due 04/28/2018*	1,500	787
0.00%, due 04/28/2025*	1,500	225
Pindo Deli Finance Mauritius-144A
6.00%, due 04/28/2015*	281	219
6.00%, due 04/28/2018*	1,800	945
0.00%, due 04/28/2025*	9,415	1,412

2

Tjiwi Kimia Finance Mauritius, Ltd.
6.00%, due 04/28/2015*	2,349	1,856
6.00%, due 04/28/2018*	1,000	530
0.00%, due 04/28/2027*	1,500	240
Tjiwi Kimia Finance Mauritius, Ltd.-144A
6.00%, due 04/28/2015*	1,062	839
6.00%, due 04/28/2018*	5,296	2,807
0.00%, due 04/28/2027*	1,045	167
Trinidad (1.2%)
National Gas Co., of Trinidad and Tobago, Ltd., Senior Note
6.05%, due 01/15/2036	1,000	966
National Gas Co., of Trinidad and Tobago, Ltd.-144A
6.05%, due 01/15/2036	2,656	2,553
Tunisia (0.6%)
Banque Centrale de Tunisie
7.38%, due 04/25/2012	1,600	1,714
United States (5.2%)
Pemex Project Funding Master Trust
6.66%, due 06/15/2010*	3,950	4,060
9.13%, due 10/13/2010	4,500	5,002
9.50%, due 09/15/2027	3,470	4,563
Pemex Project Funding Master Trust-144A
6.66%, due 06/15/2010*	1,500	1,540
Total Corporate Debt Securities (cost: $59,178)		57,170

	Contracts◆	Value
PURCHASED OPTIONS (0.3%)
Put Options (0.3%)
Brazilian Real	14,568,000	561
Put Strike $2.25
Expires 01/31/2008
Turkish Lira	8,544,800	—	ÿ
Put Strike $1.49
Expires 02/07/2007
Turkish Lira	12,170,000	465
Put Strike $1.51
Expires 07/24/2007
Total Purchased Options (cost: $1,234)		1,026
Total Investment Securities (cost: $262,112)#		$270,321

	Contracts◆	Value
WRITTEN OPTIONS (-0.3%)d
Put Options (-0.3%)
Brazilian Real	34,610,275	(561)
Put Strike $2.45
Expires 01/31/2008
Turkish Lira	31,321,740	(250)
Put Strike $1.66
Expires 07/24/2007
Total Written Options (premiums: $1,003)		(811)

NOTES TO SCHEDULE OF INVESTMENTS:

*                Floating or variable rate note. Rate is listed as of January 31, 2007.

(a)         Redemption linked to Federative Republic of Brazil Bonds due 2/22/2010.

(b)        Redemption linked to Federative Republic of Brazil NTN-B Bonds due 5/15/2009.

(c)         Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.

3

(d)        Redemption linked to Republic of Turkey government bonds due 8/13/2008.

(e)         Redemption linked to Federative Republic of Brazil NTN-F Bonds due 1/1/2012.

d           At January 31, 2007, cash in the amount of $491 is segregated with the custodian to cover margin requirements for open option contracts.

◆          Contract amounts are not in thousands.

ÿ               Value is less than $1.

##         Security is currently in default on interest payments.

#                Aggregate cost for federal income tax purposes is $262,720. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $11,877 and $4,276, respectively.  Net unrealized appreciation for tax purposes is $7,601.

DEFINITIONS:

144A             144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2007, these securities aggregated  $44,114 or 15.2% of the net assets of the Fund.

ARS                    Argentine Peso

BRL                   Brazilian Real

MXN              Mexican Peso

4

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS

January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Sovereign Government	73.1%	$212,125
Oil & Gas Extraction	9.1%	26,455
Commercial Banks	4.6%	13,461
Paper & Allied Products	3.7%	10,617
Security & Commodity Brokers	1.9%	5,671
Put Options	0.4%	1,026
Mortgage Bankers & Brokers	0.3%	966
Investment Securities, at value	93.1%	270,321
Total Investment Securities	93.1%	$270,321

1

TA IDEX Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.7%)
Amusement & Recreation Services (0.6%)
Station Casinos, Inc.	4,321	$360
Apparel & Accessory Stores (4.7%)
Abercrombie & Fitch Co.-Class A†	26,376	2,098
Urban Outfitters, Inc.†‡	41,306	1,008
Business Services (12.9%)
Aeroplan Income Fund	106,823	1,722
ChoicePoint, Inc.‡	32,129	1,237
Focus Media Holding Ltd., ADR‡	9,906	819
Iron Mountain, Inc.‡	58,843	1,646
Lamar Advertising Co.‡	15,694	1,040
Monster Worldwide, Inc.‡	41,309	2,041
Chemicals & Allied Products (1.1%)
Cabot Corp.	15,730	704
Communication (2.1%)
Crown Castle International Corp.†‡	40,205	1,414
Computer & Data Processing Services (5.4%)
Activision, Inc.†‡	36,679	625
Baidu.com, ADR†‡	7,687	960
salesforce.com, Inc.†‡	24,587	1,078
Tencent Holdings, Ltd.	238,000	925
Educational Services (2.4%)
Apollo Group, Inc.-Class A†‡	20,507	890
ITT Educational Services, Inc.‡	8,888	690
Electric, Gas & Sanitary Services (1.9%)
Stericycle, Inc.‡	16,536	1,273
Electronic Components & Accessories (2.0%)
Marvell Technology Group, Ltd.†‡	28,283	517
Tessera Technologies, Inc.†‡	21,365	817
Gas Production & Distribution (3.5%)
Questar Corp.	7,735	628
Southwestern Energy Co.‡	44,047	1,694
Hotels & Other Lodging Places (8.1%)
Choice Hotels International, Inc.	19,074	807
Hilton Hotels Corp.	20,415	722
Intercontinental Hotels Group PLC, ADR	78,912	1,984
Wynn Resorts, Ltd.†	16,668	1,862
Industrial Machinery & Equipment (1.5%)
Pentair, Inc.	31,206	972
Instruments & Related Products (1.0%)
Eastman Kodak Co.	24,614	637
Insurance (2.4%)
Alleghany Corp.‡	1,982	711
Leucadia National Corp.	30,693	840
Insurance Agents, Brokers & Service (0.8%)
Brown & Brown, Inc.	18,804	533
Management Services (3.7%)
Corporate Executive Board Co.†	26,527	2,407
Medical Instruments & Supplies (2.3%)
Techne Corp.‡	26,180	1,519
Mining (1.5%)
Florida Rock Industries, Inc.	20,186	998
Oil & Gas Extraction (4.5%)
Ultra Petroleum Corp.‡	57,345	2,993
Paper & Allied Products (0.9%)
MeadWestvaco Corp.	20,489	618
Personal Services (1.2%)
Weight Watchers International, Inc.	14,013	757
Pharmaceuticals (2.7%)
Dade Behring Holdings, Inc.	41,968	1,766
Radio & Television Broadcasting (3.4%)
Grupo Televisa SA, Sponsored ADR	76,805	2,263

1

Real Estate (4.3%)
Desarrolladora Homex SA de CV, ADR‡	23,765	1,413
Realogy Corp.‡	23,459	701
St. Joe Co. (The)†	12,488	723
Research & Testing Services (1.7%)
Gen-Probe, Inc.‡	21,957	1,136
Residential Building Construction (1.2%)
NVR, Inc.†‡	1,152	798
Restaurants (2.2%)
Wendy’s International, Inc.	43,270	1,469
Retail Trade (3.8%)
Amazon.com, Inc.†‡	51,026	1,922
Petsmart, Inc.	19,475	595
Savings Institutions (1.5%)
People’s Bank	21,849	983
Security & Commodity Brokers (2.5%)
Calamos Asset Management, Inc.-Class A	40,577	1,111
Janus Capital Group, Inc.	26,672	546
Telecommunications (3.4%)
NII Holdings, Inc.†‡	30,409	2,244
Transportation & Public Utilities (7.2%)
CH Robinson Worldwide, Inc.†	42,566	2,258
Expedia, Inc.‡	39,112	839
Expeditors International of Washington, Inc.	39,314	1,678
Transportation Equipment (1.3%)
Li & Fung, Ltd.	268,000	836
Total Common Stocks (cost: $59,173)		65,827

	Principal	Value
SECURITY LENDING COLLATERAL (19.3%)
Debt (18.3%)
Bank Notes (0.6%)
Bank of America
5.32%, due 02/16/2007	427	427
Commercial Paper (5.7%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	84	84
5.28%, due 02/13/2007	171	171
Bear Stearns & Co.
5.37%, due 07/10/2007	171	171
Charta LLC-144A
5.30%, due 02/26/2007	165	165
Clipper Receivables Corp.
5.28%, due 02/23/2007	82	82
Compass Securitization LLC-144A
5.28%, due 02/12/2007	171	171
CRC Funding LLC-144A
5.29%, due 03/07/2007	164	164
Den Danske Bank
5.29%, due 02/12/2007	334	334
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	171	171
5.29%, due 02/16/2007	171	171
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	171	171
General Electric Capital Corp.
5.29%, due 03/23/2007	85	85
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	167	167
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	256	256
Morgan Stanley
5.38%, due 08/01/2007	171	171
Old Line Funding LLC-144A

2

5.29%, due 02/12/2007	81	81
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	81	81
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	81	81
5.33%, due 02/08/2007	85	85
5.29%, due 02/20/2007	81	81
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	171	171
5.28%, due 02/06/2007	167	167
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	85	85
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	171	171
Yorktown Capital LLC
5.29%, due 02/06/2007	83	83
5.29%, due 02/15/2007	166	166
Euro Dollar Overnight (1.2%)
Bank of Nova Scotia
5.29%, due 02/06/2007	171	171
BNP Paribas
5.28%, due 02/01/2007	22	22
Societe Generale
5.28%, due 02/05/2007	598	598
Euro Dollar Terms (6.5%)
Bank of Nova Scotia
5.30%, due 02/27/2007	341	341
Barclays
5.31%, due 04/09/2007	256	256
Calyon
5.31%, due 02/22/2007	427	427
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	256	256
Citigroup
5.31%, due 03/16/2007	171	171
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	341	341
5.28%, due 02/16/2007	854	854
Fortis Bank
5.29%, due 03/26/2007	171	171
HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	256	256
Marshall & Ilsley Bank
5.30%, due 03/19/2007	171	171
Rabobank Nederland
5.28%, due 02/26/2007	85	85
Royal Bank of Canada
5.31%, due 02/14/2007	256	256
5.31%, due 02/15/2007	171	171
Royal Bank of Scotland
5.29%, due 02/09/2007	171	171
Societe Generale
5.28%, due 02/27/2007	256	256
UBS AG
5.28%, due 03/23/2007	85	85
Repurchase Agreements (4.3%)††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $478 on 02/01/2007	478	478
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $1,765 on 02/01/2007	1,765	1,765

3

Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $598 on 02/01/2007	598	598
	Shares	Value
Investment Companies (1.0%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11%@	645,061	645
Total Security Lending Collateral (cost: $12,758)		12,758

Total Investment Securities (cost: $71,931)#		$78,585

NOTES TO SCHEDULE OF INVESTMENTS:

†    At January 31, 2007, all or a portion of this security is on loan.  The value at January 31, 2007, of all securities on loan is $12,379.

‡    Non-income producing.

††  Cash collateral for the Repurchase Agreements, valued at $2,884, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#    Aggregate cost for federal income tax purposes is $72,197.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $7,726 and $1,338, respectively.  Net unrealized appreciation for tax purposes is $6,388.

DEFINITIONS:

144A     144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2007, these securities aggregated  $2,694 or 4.1% of the net assets of the Fund.

ADR      American Depositary Receipt

4

TA IDEX Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS

At January 31, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.7%)
Amusement & Recreation Services (5.2%)
Gaylord Entertainment Co. ‡	102,994	$5,691
Lakes Entertainment, Inc. ‡	38,691	331
WMS Industries, Inc. ‡	51,150	2,029
Apparel & Accessory Stores (2.6%)
Carter's, Inc. ‡	41,487	1,054
Citi Trends, Inc. ‡ †	74,003	2,916
Automotive Dealers (1.0%)
Copart, Inc. ‡	53,878	1,586
Business Services (4.3%)
Ctrip.com International, Ltd., ADR	41,062	2,920
Forrester Research, Inc. ‡	48,611	1,369
Macquarie Infrastructure Co. Trust	63,662	2,335
Communication (3.0%)
Charter Communications, Inc.-Class A ‡	259,563	908
SBA Communications Corp. ‡	126,128	3,747
Computer & Data Processing Services (9.9%)
Baidu.com, ADR ‡	12,634	1,579
Bankrate, Inc. ‡ †	28,304	1,118
Blackboard, Inc. ‡	49,412	1,443
CNET Networks, Inc. ‡	156,030	1,428
Convera Corp. ‡ †	61,372	220
CoStar Group, Inc. ‡	60,486	2,871
IHS, Inc.-Class A ‡	103,824	3,952
NetFlix, Inc. ‡ †	52,820	1,204
Websense, Inc. ‡	62,091	1,344
Computer & Office Equipment (0.8%)
3Com Corp. ‡	306,876	1,197
Educational Services (4.4%)
Ambassadors Group, Inc.	87,857	2,463
Strayer Education, Inc.	37,431	4,259
Electronic & Other Electric Equipment (0.7%)
Spectrum Brands, Inc. ‡	92,368	1,118
Electronic Components & Accessories (2.1%)
Omnivision Technologies, Inc. ‡ †	34,753	401
Tessera Technologies, Inc. ‡ †	75,194	2,875
Engineering & Management Services (2.5%)
Grupo Aeroportuario del Pacifico SA de CV, ADR	95,306	3,856
Fabricated Metal Products (0.6%)
Mueller Water Products, Inc.-Class A †	65,634	902
Food & Kindred Products (0.9%)
Peet's Coffee & Tea, Inc. ‡	54,585	1,411
Furniture & Fixtures (2.1%)
Select Comfort Corp. ‡ †	172,851	3,187
Holding & Other Investment Offices (1.8%)
Endeavor Acquisition Corp. ‡ †	71,103	774
Gmarket, Inc., ADR ‡ †	59,829	1,280
Jamba, Inc. ‡ †	76,396	713
Hotels & Other Lodging Places (2.1%)
Orient-Express Hotels, Ltd.	31,185	1,486
Vail Resorts, Inc. ‡ †	37,224	1,722
Industrial Machinery & Equipment (0.9%)
Middleby Corp. ‡	11,662	1,304
Insurance (1.1%)
Alleghany Corp. ‡	4,731	1,696
Leather & Leather Products (0.6%)
Heelys, Inc. ‡ †	22,566	858
Lumber & Other Building Materials (1.0%)
Beacon Roofing Supply, Inc. ‡	72,442	1,510
Lumber & Wood Products (0.7%)
Deltic Timber Corp.	19,823	1,061
Manufacturing Industries (0.5%)
Aruze Corp.	21,700	705

1

Medical Instruments & Supplies (3.0%)
Techne Corp. ‡	80,738	4,686
Oil & Gas Extraction (3.3%)
Delta Petroleum Corp. ‡ †	88,580	1,944
GMX Resources, Inc. ‡ †	31,410	1,171
Quicksilver Resources, Inc. ‡ †	50,065	1,986
Pharmaceuticals (5.4%)
Adams Respiratory Therapeutics, Inc. ‡	32,652	1,464
Flamel Technologies, ADR ‡ †	68,381	2,443
Medicis Pharmaceutical Corp.-Class A	83,369	3,162
Noven Pharmaceuticals, Inc. ‡	44,653	1,222
Primary Metal Industries (1.5%)
Texas Industries, Inc.	32,214	2,365
Printing & Publishing (1.3%)
VistaPrint, Ltd. ‡	46,019	1,983
Real Estate (3.6%)
Consolidated-Tomoka Land Co.	11,084	865
Desarrolladora Homex SA de CV, ADR ‡	53,420	3,176
Grubb & Ellis Co. ‡	89,228	968
HouseValues, Inc. ‡ †	86,362	450
Research & Testing Services (4.8%)
Advisory Board Co. (The) ‡	94,579	5,326
Gen-Probe, Inc. ‡	39,088	2,022
Residential Building Construction (1.0%)
Brookfield Homes Corp. †	43,482	1,579
Restaurants (6.3%)
AFC Enterprises ‡	124,892	2,093
BJ's Restaurants, Inc. ‡	110,747	2,259
Krispy Kreme Doughnuts, Inc. ‡ †	117,292	1,446
PF Chang's China Bistro, Inc. ‡ †	98,443	3,899
Retail Trade (5.7%)
Blue Nile, Inc. ‡ †	92,430	3,421
Build-A-Bear Workshop, Inc. ‡ †	70,642	2,126
CKX, Inc. ‡	89,885	1,160
Marvel Entertainment, Inc. ‡	75,484	2,108
Security & Commodity Brokers (3.8%)
Greenhill & Co., Inc. †	77,720	5,824
Telecommunications (4.0%)
Equinix, Inc. ‡ †	58,190	4,892
FiberTower Corp. ‡ †	69,996	366
IDT Corp.-Class B ‡	71,188	957
Transportation & Public Utilities (0.1%)
Integrated Distribution Services Group, Ltd.	54,000	104
Trucking & Warehousing (1.9%)
Landstar System, Inc.	69,927	2,957
Wholesale Trade Durable Goods (2.2%)
Pool Corp. †	93,256	3,413
Total Common Stocks (cost: $125,090)		148,660

	Principal	Value
SECURITY LENDING COLLATERAL (27.1%)
Debt (25.7%)
Bank Notes (0.9%)
Bank of America
5.32%, due 02/16/2007	1,394	1,394
Commercial Paper (8.0%)
Barton Capital LLC-144A
5.26%, due 02/07/2007	273	273
5.28%, due 02/13/2007	558	558
Bear Stearns & Co.
5.37%, due 07/10/2007	558	558
Charta LLC-144A
5.30%, due 02/26/2007	539	539

2

Clipper Receivables Corp.
5.28%, due 02/23/2007	267	267
Compass Securitization LLC-144A
5.28%, due 02/12/2007	558	558
CRC Funding LLC-144A
5.29%, due 03/07/2007	535	535
Den Danske Bank
5.29%, due 02/12/2007	1,089	1,089
Fairway Finance Corp.-144A
5.29%, due 02/09/2007	558	558
5.29%, due 02/16/2007	558	558
Falcon Asset Securitization Corp.-144A
5.28%, due 02/12/2007	558	558
General Electric Capital Corp.
5.29%, due 03/23/2007	279	279
Kitty Hawk Funding Corp.-144A
5.28%, due 02/12/2007	545	545
Lexington Parker Capital Corp.-144A
5.28%, due 02/06/2007	837	837
Morgan Stanley
5.38%, due 08/01/2007	558	558
Old Line Funding LLC-144A
5.29%, due 02/12/2007	265	265
Paradigm Funding LLC-144A
5.29%, due 02/26/2007	266	266
Ranger Funding Co. LLC-144A
5.29%, due 02/08/2007	264	264
5.33%, due 02/08/2007	279	279
5.29%, due 02/20/2007	265	265
Sheffield Receivables Corp.-144A
5.27%, due 02/02/2007	558	558
5.28%, due 02/06/2007	547	547
Three Pillars Funding LLC-144A
5.29%, due 02/01/2007	279	279
Variable Funding Capital Co. LLC-144A
5.31%, due 02/02/2007	558	558
Yorktown Capital LLC
5.29%, due 02/06/2007	270	270
5.29%, due 02/15/2007	543	543
Euro Dollar Overnight (1.7%)
Bank of Nova Scotia
5.29%, due 02/06/2007	558	558
BNP Paribas
5.28%, due 02/01/2007	73	73
Societe Generale
5.28%, due 02/05/2007	1,952	1,952
Euro Dollar Terms (9.1%)
Bank of Nova Scotia
5.30%, due 02/27/2007	1,115	1,115
Barclays
5.31%, due 04/09/2007	837	837
Calyon
5.31%, due 02/22/2007	1,394	1,394
Canadian Imperial Bank of Commerce
5.29%, due 02/28/2007	837	837
Citigroup
5.31%, due 03/16/2007	558	558
Credit Suisse First Boston Corp.
5.28%, due 02/09/2007	1,115	1,115
5.28%, due 02/16/2007	2,789	2,789
Fortis Bank
5.29%, due 03/26/2007	558	558

3

HBOS Halifax Bank of Scotland
5.31%, due 03/14/2007	837	837
Marshall & Ilsley Bank
5.30%, due 03/19/2007	558	558
Rabobank Nederland
5.28%, due 02/26/2007	279	279
Royal Bank of Canada
5.31%, due 02/14/2007	837	837
5.31%, due 02/15/2007	558	558
Royal Bank of Scotland
5.29%, due 02/09/2007	558	558
Societe Generale
5.28%, due 02/27/2007	837	837
UBS AG
5.28%, due 03/23/2007	279	279
Repurchase Agreements (6.0%) ††
Credit Suisse First Boston Corp. 5.35%, dated 1/31/2007 to be repurchased at $1,561 on 02/01/2007	1,560	1,560
Merrill Lynch & Co. 5.30%, dated 1/31/2007 to be repurchased at $5,765 on 02/01/2007	5,764	5,764
Morgan Stanley Dean Witter & Co. 5.30%, dated 1/31/2007 to be repurchased at $1,952 on 02/01/2007	1,952	1,952

	Shares	Value
Investment Companies (1.4%)
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	2,106,935	2,107
Total Security Lending Collateral (cost: $41,670)		41,670

Total Investment Securities (cost: $166,760) #		$190,330

NOTES TO SCHEDULE OF INVESTMENTS:

‡                 Non-income producing.

†                 At January 31, 2007, all or a portion of this security is on loan.  The value at January 31, 2007, of all securities on loan is $40,141.

††           Cash collateral for the Repurchase Agreements, valued at $9,420, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 2/28/2007 - 12/01/2036, respectively.

@           Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#                Aggregate cost for federal income tax purposes is $167,349.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $27,942 and $4,961, respectively.  Net unrealized appreciation for tax purposes is $22,981.

DEFINITIONS:

4

144A                144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2007, these securities aggregated  $8,800 or 5.7% of the net assets of the Fund.

ADR                 American Depositary Receipt

5

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica IDEX Mutual Funds
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer

Date:	March 29, 2007

By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer
Date:	March 29, 2007